                                               File Numbers 2-96990 and 811-4279

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   Form N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                     Pre-Effective Amendment Number ____

                     Post-Effective Amendment Number  41
                                                     ----


                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940



                             Amendment Number  39
                                              ----


                             ---------------------

                            Advantus Series Fund, Inc.
              (Exact Name of Registrant as Specified in Charter)
                            400 Robert Street North
                        St. Paul, Minnesota  55101-2098
                    (Address of Principal Executive Offices)
                                 (651) 665-3500
              (Registrant's Telephone Number, Including Area Code)

                             ----------------------

         Copy to:                                    Eric J. Bentley, Esquire
 Michael J. Radmer, Esquire                            Assistant Secretary
   Dorsey & Whitney LLP                             Advantus Series Fund, Inc.
  50 South Sixth Street                              400 Robert Street North
Minneapolis, Minnesota  55402                    St. Paul, Minnesota  55101-2098
                             ----------------------


IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (check appropriate box)
    ___ immediately upon filing pursuant to paragraph (b)

    ___ on (date) pursuant to paragraph (b)

    ___ 60 days after filing pursuant to paragraph (a)(1)

    _X_ on April 30, 2010 pursuant to paragraph (a)(1)

    ___ 75 days after filing pursuant to paragraph (a)(2)
    ___ on (date) pursuant to paragraph (a)(2) of Rule 485.


IF APPROPRIATE, CHECK THE FOLLOWING BOX:
        this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

[LOGO]

                                                     Advantus Series Fund, Inc.


                                                Prospectus dated April 30, 2010

                        .  Bond Portfolio - Class 1 and Class 2
                        .  Index 400 Mid-Cap Portfolio - Class 1 and Class 2
                        .  Index 500 Portfolio - Class 1 and Class 2
                        .  International Bond Portfolio - Class 1 and Class 2
                        .  Money Market Portfolio
                        . Mortgage Securities Portfolio - Class 1 and Class 2 . Real Estate Securities Portfolio - Class 1 and Class
                           2


                           As with all mutual funds, the Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved the Fund's securities. It is a criminal offense to state otherwise.

TABLE OF CONTENTS


                                                        Page No.
         Summary Information......................................  1
                Summary: Bond Portfolio...........................  1
                Summary: Index 400 Mid-Cap Portfolio..............  6
                Summary: Index 500 Portfolio...................... 10
                Summary: International Bond Portfolio............. 14
                Summary: Money Market Portfolio................... 20
                Summary: Mortgage Securities Portfolio............ 24
                Summary: Real Estate Securities Portfolio......... 29
                Important Additional Summary Information.......... 32
         Detailed Portfolio Information........................... 33
                Bond Portfolio.................................... 33
                Index 400 Mid-Cap Portfolio....................... 35
                Index 500 Portfolio............................... 37
                International Bond Portfolio...................... 38
                Money Market Portfolio............................ 43
                Mortgage Securities Portfolio..................... 45
                Real Estate Securities Portfolio.................. 48
                Investment Practices Common to the Portfolios..... 49
                Defining Risks.................................... 50
         Management of the Portfolios............................. 56
                Advantus Capital Management, Inc.................. 56
                Franklin Advisers, Inc............................ 56
                Advisory Fees..................................... 57
                Portfolio Managers................................ 57
         Distribution Arrangements................................ 59
                Distribution Fees................................. 59
                Payments to Insurance Companies................... 59
         Shareholder Information.................................. 60
                Determination of Net Asset Value.................. 60
                Buying Shares..................................... 60
                Selling Shares.................................... 61
                Exchanging Shares................................. 61
                Excessive Trading................................. 61
                Dividends and Capital Gains Distributions......... 63
                Taxes............................................. 63
                Mixed and Shared Funding.......................... 63
         Financial Highlights..................................... 64
         Service Providers........................................ 77
         Additional Information About the Fund.................... 78


                                                         Table of Contents  i

                              Summary Information

The following Summaries for each Portfolio include (1) Investment Objectives;
(2) Fees and Expenses of the Portfolio; (3) Principal Investment Strategies, Risks and Performance; (4) Portfolio Management; (5) Purchase and Sale Information; (6) Tax Information and (7) Financial Intermediary Compensation.

Summary: Bond Portfolio

Bond Portfolio: Investment Objective


Bond Portfolio seeks as high a level of a long-term total rate of return as is consistent with prudent investment risk. The Portfolio also seeks preservation of capital as a secondary objective.


Bond Portfolio: Fees and Expenses

This table describes the fees and expenses that you pay if you buy and hold Class 1 or Class 2 shares of the Portfolio. The table does not reflect charges assessed in connection with the variable life insurance policies or variable annuity contracts, or qualified plans, that invest in the Portfolio.

    Shareholder Fees
    (fees paid directly from your investment)



                            -----------------------
                                Not Applicable



    Annual Portfolio Operating Expenses
    (expenses that you pay each year as a percentage of the value of your investment)



                                                            Class 1 Class 2
         Management Fees                                %    0.40    0.40
         Distribution (12b-1) Fees                      %      --    0.25
         Other Expenses                                 %    0.09    0.09
         Acquired Fund Fees and Expenses (a)            %    0.01    0.01
         Total Annual Portfolio Operating Expenses      %    0.50    0.75



   (a)In accordance with the Portfolio's investment objectives, policies and practices (see discussion below), the Portfolio is authorized to invest in shares of another investment company (an "Acquired Fund"), in which case the Portfolio indirectly absorbs a proportionate share of the Acquired Fund's operating expenses. These indirect expenses reduce the Portfolio's return on the Acquired Fund, but they are not a direct operating expense of the Portfolio. For that reason, the Portfolio's Total Annual Portfolio Operating Expenses as reported in this table may not equal the expense ratios included in the "Financial Highlights" below or in the Fund's most recent Annual Report.

Expense Example. This example is intended to help you compare the costs of investing in the Portfolio with the cost of investing in other Portfolios.


                                                       Summary Information  1

The example assumes an investment of $10,000 in the Portfolio for the time periods indicated and then a redemption of all shares at the end of those periods. Because the Portfolio's shares are not subject to either a deferred sales charge or a redemption fee, the expenses shown for any period in the example would be the same even if shares were not redeemed. The example also assumes that the investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions, costs would be:



                              1 Year 3 Years 5 Years 10 Years
                    Class 1    $xx     xxx     xxx     xxx
                    Class 2    $xx     xxx     xxx     xxx



The table and the example above reflect the Portfolio related fees and expenses that you would bear indirectly as the owner of a variable life insurance policy or variable annuity contract, or as a participant in a qualified plan, that invests in the Portfolio. There are other fees and expenses related to such policies and contracts, or qualified plans, that are not reflected in this prospectus. If the table and example included those other fees and expenses, the fees and expenses shown in the table and example would be higher.

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the
Portfolio's turnover rate was       % of the average value of its portfolio.

Bond Portfolio: Principal Investment Strategies

The Bond Portfolio invests primarily in a variety of investment-grade debt securities. It is the Portfolio's policy to invest, under normal circumstances, at least 80% of the value of its net assets (exclusive of collateral received in connection with securities lending) in bonds (for this purpose, "bonds" includes any debt security). These debt securities include, among other things, investment-grade corporate and mortgage-backed securities, debt securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, investment-grade asset-backed securities and other debt obligations of U.S. banks or savings and loan associations. The Portfolio may also invest a portion of its assets in government and non-governmental mortgage-related securities, including CMOs, and in stripped mortgage-backed securities. The Portfolio may invest in investment-grade debt securities issued by domestic companies in a variety of industries. Investments by the Portfolio may be long-term, intermediate-term or short-term debt securities. In selecting securities, the Portfolio's investment adviser considers factors such as security pricing, industry outlook, current and anticipated interest rates and other market and economic conditions, general levels of debt prices and issuer operations.

Bond Portfolio: Principal Risks

An investment in the Bond Portfolio may result in the loss of money, and may also be subject to various risks including the following types of main risk:


 . Call Risk - the risk that securities with interest rates will be prepaid by the issuer prior to maturity, particularly during periods of falling interest rates, causing the Portfolio to reinvest the proceeds in other securities with generally lower interest rates.

2   Summary Information

 . Company Risk - the risk that individual securities may perform differently from the overall market as a result of changes in specific factors such as profitability or investor perceptions, or as a result of increased volatility in a company's income or the amount of leverage on the company's balance sheet.


 . Credit Risk - the risk that the Portfolio may lose some or all of its investment, including both principal and interest, because an issuer of a debt security, an asset-backed or mortgage-backed security (or an underlying obligor) or other fixed income obligation will not make payments on the security or obligation when due, as well as the risk that the credit quality of a security may be lowered, resulting in a lower price, greater volatility and reduced liquidity for such security.


 . Extension Risk - the risk that rising interest rates could cause property owners to prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities.


 . Income Risk - the risk that the Portfolio may experience a decline in its income due to falling interest rates, earnings declines or income decline within a security.


 . Interest Rate Risk - the risk that the value of a debt security or fixed income obligation will decline due to changes in market interest rates (note: one measure of interest rate risk is effective duration, explained under "Investing in the Fund - Investment Objective, Policies and Practices
    - Bond Portfolio").

 . Liquidity Risk - the risk that the debt securities or fixed income obligations purchased by the Portfolio, including restricted securities determined by the Portfolio's investment adviser to be liquid at the time of purchase, may prove to be illiquid or otherwise subject to reduced liquidity due to changes in market conditions or quality ratings, or to errors in judgment by the investment adviser.

 . Non-Agency Securities Risk - is the risk that payments on a security will not be made when due, or the value of such security will decline, because the security is not issued or guaranteed as to principal or interest by the U.S. Government or by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. Government. These securities may include but are not limited to securities issued by non-government entities which can include instruments secured by obligations of prime, Alt A, and sub-prime residential mortgage borrowers. Non-agency securities also may include asset-backed securities (which represent interests in auto, consumer and/or credit card loans) and commercial mortgage-backed securities (which represent interests in commercial mortgage loans).

 . Prepayment Risk - the risk that falling interest rates could cause prepayments of securities to occur more quickly than expected, causing the Portfolio to reinvest the proceeds in other securities with generally lower interest rates.

 . Short-Term Trading Risk - the risk that the Portfolio may trade securities frequently and hold securities for one year or less, which will increase the Portfolio's transaction costs.

 . Sub-Prime Mortgage Risk - the risk that an issuer of a security will not make payments on the security when due, or the value of such security will decline, because the issuer owns (or has exposure to) mortgage notes (or other obligations) payable by "sub-prime" or "Alt A" borrowers.



                                                       Summary Information  3

Bond Portfolio: Performance

The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and how the Portfolio's average annual returns over time compare to the return of a broad based index. The performance shown in the bar chart below is for Class 2 shares and reflects a 0.25% 12b-1 distribution fee that is not charged to Class 1 shares. The chart and table do not reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans which invest in the Portfolio. If such charges and expenses were included, the returns shown below would be lower. The past performance of the Portfolio does not necessarily indicate how the Portfolio will perform in the future.



    Calendar Year Total Returns for Class 2 Shares




                                    [CHART]

 '00     '01     '02     '03    '04    '05     '06    '07     '08     '09
------  -----   ------  -----  -----  -----   -----  ------  ------  ------
10.44%  7.90%   10.50%  5.35%  4.98%  2.44%   4.66%  2.29%  -13.52%



                            Best Quarter:   Q      %
                            Worst Quarter:  Q      %



       Average Annual Total Return
       (for periods ending December 31, 2009)
                                              Inception   1 Year   5 Years  10 Years
   ---------------------------------------------------------------------------------
       Bond Portfolio -- Class 1
       (inception 2/11/08) (a)           %                             --       --
       Bond Portfolio -- Class 2         %         --
       Barclays Capital Aggregate
       Bond Index                        %           (b)


           (a)Class 1 shares were registered under the Securities Act of 1933 effective November 6, 2007, but the Portfolio did not commence issuing Class 1 shares until February 11, 2008.

           (b)Since inception of Class 1 shares.


4   Summary Information

Bond Portfolio: Management

The Portfolio is advised by Advantus Capital Management, Inc. (Advantus Capital). The following individuals serve as the Portfolio's primary portfolio managers:



    Name and Title                                       Primary Manager Since
 Christopher R. Sebald                                   August 14, 2003
 Executive Vice President, Chief Investment Officer
 and Portfolio Manager, Advantus Capital
 Thomas B. Houghton                                      April 29, 2005
 Vice President and Portfolio Manager,
 Advantus Capital
 David W. Land                                           April 29, 2005
 Vice President and Portfolio Manager,
 Advantus Capital



For a summary of other important additional information about purchase and sale of Portfolio shares, tax information, and financial intermediary compensation,
please turn to "Important Additional Summary Information" on page    of this
prospectus.


                                                       Summary Information  5

Summary: Index 400 Mid-Cap Portfolio

Index 400 Mid-Cap Portfolio: Investment Objective


Index 400 Mid-Cap Portfolio seeks investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the Standard & Poor's 400 MidCap Index (the S&P 400).


Index 400 Mid-Cap Portfolio: Fees and Expenses

This table describes the fees and expenses that you pay if you buy and hold Class 1 or Class 2 shares of the Portfolio. The table does not reflect charges assessed in connection with the variable life insurance policies or variable annuity contracts, or qualified plans, that invest in the Portfolio.

    Shareholder Fees
    (fees paid directly from your investment)



                            -----------------------
                                Not Applicable



    Annual Portfolio Operating Expenses
    (expenses that you pay each year as a percentage of the value of your investment)



                                                            Class 1 Class 2
         Management Fees                                %    0.15    0.15
         Distribution (12b-1) Fees                      %      --    0.25
         Other Expenses                                 %    0.23    0.23
         Acquired Fund Fees and Expenses (a)            %    0.03    0.03
         Total Annual Portfolio Operating Expenses      %    0.41    0.66



   (a)In accordance with the Portfolio's investment objectives, policies and practices (see discussion below), the Portfolio is authorized to invest in shares of another investment company (an "Acquired Fund"), in which case the Portfolio indirectly absorbs a proportionate share of the Acquired Fund's operating expenses. These indirect expenses reduce the Portfolio's return on the Acquired Fund, but they are not a direct operating expense of the Portfolio. For that reason, the Portfolio's Total Annual Portfolio Operating Expenses as reported in this table may not equal the expense ratios included in the Financial Highlights below or in the Fund's most recent Annual Report.

Expense Example. This example is intended to help you compare the costs of investing in the Portfolio with the cost of investing in other Portfolios.

The example assumes an investment of $10,000 in the Portfolio for the time periods indicated and then a redemption of all shares at the end of those periods. Because the Portfolio's shares are not subject to either a deferred sales charge or a redemption fee, the expenses shown for any period in the example would be the same even if shares were not redeemed. The example also assumes that the investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions, costs would be:


                              1 Year 3 Years 5 Years 10 Years
                    Class 1    $xx     xxx     xxx     xxx
                    Class 2    $xx     xxx     xxx     xxx

6   Summary Information

The table and the example above reflect the Portfolio related fees and expenses that you would bear indirectly as the owner of a variable life insurance policy or variable annuity contract, or as a participant in a qualified plan, that invests in the Portfolio. There are other fees and expenses related to such policies and contracts, or qualified plans, that are not reflected in this prospectus. If the table and example included those other fees and expenses, the fees and expenses shown in the table and example would be higher.

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the
Portfolio's turnover rate was       % of the average value of its portfolio.

Index 400 Mid-Cap Portfolio: Principal Investment Strategies

The Index 400 Mid-Cap Portfolio invests its assets in all of the common stocks included in the S&P 400. The S&P 400 consists of 400 domestic stocks chosen for market size, liquidity and industry group representation. It is a float-adjusted market-weighted index (stock price times float-adjusted shares outstanding), with each stock affecting the index in proportion to its float-adjusted market value. At March 31, 2010, the market capitalizations of
companies included in the S&P 400 ranged from $   million to $       billion.

The Portfolio attempts to achieve a correlation with the S&P 400 of 100% without considering Portfolio expenses. However, the Portfolio is not required to hold a minimum or maximum number of common stocks included in the S&P 400, and due to changing economic or markets, may invest in less than all of the common stocks included in the S&P 400. Under normal conditions, the Portfolio invests at least 80% of its net assets (exclusive of collateral received in connection with securities lending) in the common stocks included in the S&P 400.

Index 400 Mid-Cap Portfolio: Principal Risks

An investment in the Index 400 Mid-Cap Portfolio may result in the loss of money, and may also be subject to various risks including the following types of main risk:


 . Index Performance Risk - the risk that the Portfolio's ability to replicate the performance of the S&P 400 may be affected by, among other things, changes in securities markets, the manner in which Standard & Poor's Rating Services calculates the S&P 400, the amount and timing of cash flows into and out of the Portfolio, commissions, settlement fees, and other expenses.

 . Market Risk - the risk that equity securities are subject to adverse trends in equity markets.

 . Portfolio Risk - the risk that Portfolio performance may not meet or exceed that of the market as a whole.



                                                       Summary Information  7

Index 400 Mid-Cap Portfolio: Performance

The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and how the Portfolio's average annual returns over time compare to the return of a broad based index. The performance shown in the bar chart below is for Class 2 shares and reflects a 0.25% 12b-1 distribution fee that is not charged to Class 1 shares. The chart and table do not reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans which invest in the Portfolio. If such charges and expenses were included, the returns shown below would be lower. The past performance of the Portfolio does not necessarily indicate how the Portfolio will perform in the future.



    Calendar Year Total Returns for Class 2 Shares




                                     [CHART]

 '00     '01      '02    '03     '04     '05     '06     '07      '08     '09
------  ------  ------  ------  ------  -----   -----   -----  -------  -------
16.05%  -1.07%  -15.03% 34.59%  15.73%  11.96%  9.78%   7.44%  -36.54%




                            Best Quarter:   Q      %
                            Worst Quarter:  Q      %



      Average Annual Total Return
      (for periods ending December 31, 2009)
                                              Inception   1 Year 5 Years 10 years
  -------------------------------------------------------------------------------
      Index 400 Mid-Cap Portfolio
      -- Class 1
      (inception 2/11/08) (a)            %                           --      --
      Index 400 Mid-Cap Portfolio
      -- Class 2                         %         --
      S&P 400 MidCap Index               %           (b)


           (a)Class 1 shares were registered under the Securities Act of 1933 effective November 6, 2007, but the Portfolio did not commence issuing Class 1 shares until February 11, 2008.

           (b)Since inception of Class 1 shares.


8   Summary Information

Index 400 Mid-Cap Portfolio: Management

The Portfolio is advised by Advantus Capital Management, Inc. (Advantus Capital). The following individual serves as the Portfolio's primary portfolio manager:



            Name and Title                        Primary Manager Since
         James P. Seifert                         June 30, 1999
         Portfolio Manager, Advantus Capital



For a summary of other important additional information about purchase and sale of Portfolio shares, tax information, and financial intermediary compensation,
please turn to "Important Additional Summary Information" on page    of this
prospectus.


                                                       Summary Information  9

Summary: Index 500 Portfolio

Index 500 Portfolio: Investment Objective


Index 500 Portfolio seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard & Poor's 500 Composite Stock Price Index (the S&P 500). The S&P 500 is a broad, unmanaged index of 500 large cap common stocks which together represent about 75% of the total U.S. stock market.


Index 500 Portfolio: Fees and Expenses

This table describes the fees and expenses that you pay if you buy and hold Class 1 or Class 2 shares of the Portfolio. The table does not reflect charges assessed in connection with the variable life insurance policies or variable annuity contracts, or qualified plans, that invest in the Portfolio.

          Shareholder Fees
          (fees paid directly from your investment)



                            -----------------------
                                Not Applicable



          Annual Portfolio Operating Expenses
          (expenses that you pay each year as a percentage of the value of your investment)



                                                            Class 1 Class 2
         Management Fees                                %    0.15    0.15
         Distribution (12b-1) Fees                      %      --    0.25
         Other Expenses                                 %    0.07    0.07
         Total Annual Portfolio Operating Expenses      %    0.22    0.47



Expense Example. This example is intended to help you compare the costs of investing in the Portfolio with the cost of investing in other Portfolios.

The example assumes an investment of $10,000 in the Portfolio for the time periods indicated and then a redemption of all shares at the end of those periods. Because the Portfolio's shares are not subject to either a deferred sales charge or a redemption fee, the expenses shown for any period in the example would be the same even if shares were not redeemed. The example also assumes that the investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions, costs would be:



                              1 Year 3 Years 5 Years 10 Years
                    Class 1    $xx     xxx     xxx     xxx
                    Class 2    $xx     xxx     xxx     xxx



The table and the example above reflect the Portfolio related fees and expenses that you would bear indirectly as the owner of a variable life insurance policy or variable annuity contract, or as a participant in a qualified plan, that invests in the Portfolio. There are other fees and expenses related to such policies and contracts, or qualified plans, that are not reflected in this prospectus. If the table and example included those other fees and expenses, the fees and expenses shown in the table and example would be higher.


                            10  Summary Information

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the
Portfolio's turnover rate was     % of the average value of its portfolio.

Index 500 Portfolio: Principal Investment Strategies

The Index 500 Portfolio invests its assets in all of the common stocks included in the S&P 500. The S&P 500 consists of 500 large cap common stocks which together represent 75% of the total U.S. stock market. It is a float-adjusted market-weighted index (stock price times float-adjusted shares outstanding), with each stock affecting the index in proportion to its market value. As of March 31, 2010, the market capitalizations of companies included in the S&P 500
ranged from $       million to $       billion.

The Portfolio attempts to achieve a correlation with the S&P 500 of 100% without considering Portfolio expenses. However, the Portfolio is not required to hold a minimum or maximum number of common stocks included in the S&P 500, and due to changing economic or markets, may invest in less than all of the common stocks included in the S&P 500. Under normal conditions, the Portfolio invests at least 80% of its net assets (exclusive of collateral received in connection with securities lending) in the common stocks included in the S&P 500.

Index 500 Portfolio: Principal Risks

An investment in the Index 500 Portfolio may result in the loss of money, and may also be subject to various risks including the following types of main risk:


 . Index Performance Risk - the risk that the Portfolio's ability to replicate the performance of the S&P 500 may be affected by, among other things, changes in securities markets, the manner in which Standard & Poor's Rating Services calculates the S&P 500, the amount and timing of cash flows into and out of the Portfolio, commissions, settlement fees, and other expenses.

 . Market Risk - the risk that equity securities are subject to adverse trends in equity markets.

 . Portfolio Risk - the risk that Portfolio performance may not meet or exceed that of the market as a whole.



                                                       Summary Information  11

Index 500 Portfolio: Performance

The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and how the Portfolio's average annual returns over time compare to the return of a broad based index. The performance shown in the bar chart below is for Class 2 shares and reflects a 0.25% distribution fee that is not charged to Class 1 shares. The chart and table do not reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans which invest in the Portfolio. If such charges and expenses were included, the returns shown below would be lower. The past performance of the Portfolio does not necessarily indicate how the Portfolio will perform in the future.



    Calendar Year Total Returns for Class 2 Shares




                                    [CHART]

 '00     '01      '02      '03     '04    '05     '06    '07     '08      '09
------  -------  -------  ------  ------  -----  ------ -----  -------  -------
-9.39%  -12.25%  -22.37%  28.04%  10.39%  4.43%  15.23% 5.02%  -37.21%




                            Best Quarter:   Q      %
                            Worst Quarter:  Q      %



     Average Annual Total Return
     (for periods ending December 31, 2009)
                                                Inception   1 Year 5 Years  10 Years
 -----------------------------------------------------------------------------------
     Index 500 Portfolio -- Class 1
     (inception 2/11/08) (a)               %                           --       --
     Index 500 Portfolio -- Class 2        %         --
     S&P 500
     (as adjusted for dividend
     reinvestment)                         %           (b)


           (a)Class 1 shares were registered under the Securities Act of 1933 effective November 6, 2007, but the Portfolio did not commence issuing Class 1 shares until February 11, 2008.

           (b)Since inception of Class 1 shares.


12  Summary Information

Index 500 Portfolio: Management

The Portfolio is advised by Advantus Capital Management, Inc. (Advantus Capital). The following individual serves as the Portfolio's primary portfolio manager:



            Name and Title                        Primary Manager Since
         James P. Seifert                            June 30, 1999
         Portfolio Manager, Advantus Capital



For a summary of other important additional information about purchase and sale of Portfolio shares, tax information, and financial intermediary compensation,
please turn to "Important Additional Summary Information" on page    of this
prospectus.


                                                       Summary Information  13

Summary: International Bond Portfolio

International Bond Portfolio: Investment Objective


International Bond Portfolio seeks to maximize current income, consistent with the protection of principal.


International Bond Portfolio: Fees and Expenses

This table describes the fees and expenses that you pay if you buy and hold Class 1 or Class 2 shares of the Portfolio. The table does not reflect charges assessed in connection with the variable life insurance policies or variable annuity contracts, or qualified plans, that invest in the Portfolio.

          Shareholder Fees
          (fees paid directly from your investment)



                            -----------------------
                                Not Applicable



          Annual Portfolio Operating Expenses
          (expenses that you pay each year as a percentage of the value of your investment)



                                                            Class 1 Class 2
         Management Fees                                %    0.60    0.60
         Distribution (12b-1) Fees                      %      --    0.25
         Other Expenses                                 %    0.40    0.40
         Total Annual Portfolio Operating Expenses      %    1.00    1.25



Expense Example. This example is intended to help you compare the costs of investing in the Portfolio with the cost of investing in other Portfolios.

The example assumes an investment of $10,000 in the Portfolio for the time periods indicated and then a redemption of all shares at the end of those periods. Because the Portfolio's shares are not subject to either a deferred sales charge or a redemption fee, the expenses shown for any period in the example would be the same even if shares were not redeemed. The example also assumes that the investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions, costs would be:



                              1 Year 3 Years 5 Years 10 Years
                    Class 1    $xx     xxx     xxx     xxx
                    Class 2    $xx     xxx     xxx     xxx



The table and the example above reflect the Portfolio related fees and expenses that you would bear indirectly as the owner of a variable life insurance policy or variable annuity contract, or as a participant in a qualified plan, that invests in the Portfolio. There are other fees and expenses related to such policies and contracts, or qualified plans, that are not reflected in this prospectus. If the table and example included those other fees and expenses, the fees and expenses shown in the table and example would be higher.

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs,


                            14  Summary Information

which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the
Portfolio's turnover rate was     % of the average value of its portfolio.

International Bond Portfolio: Principal Investment Strategies


Under normal market conditions, the Portfolio invests at least 80% of its net assets in "bonds." "Bonds" include debt securities of any maturity, such as bonds, notes, bills and debentures. Shareholders will be given at least 60 days' advance notice of any change to the 80% policy. In addition, the Portfolio's assets will be invested in issuers located in at least three countries (including the U.S.). Although the Portfolio may buy bonds rated in any category, it focuses on "investment grade" bonds. The Portfolio may invest up to 25% of its total assets in bonds that are rated below investment grade. The Portfolio is a non-diversified fund. The Portfolio may also invest a significant portion of its assets in emerging markets.

For purposes of pursuing its investment goal, the Portfolio may enter, from time to time, into derivative currency transactions, including currency forwards and cross currency forwards (either of which may result in net short currency exposures), options on currencies, currency futures contracts, options on currency futures contracts, currency swaps, and cross currency swaps.

The Portfolio may also, from time to time, enter into various other derivative strategies, including financial and index futures contracts and options on such contracts, as well as interest rate swaps. Among other techniques, the Portfolio may also use futures contracts on U.S. Treasury securities to help manage risks relating to interest rates and other market factors, to increase liquidity, to invest in particular instruments in more efficient or less expensive ways, and to quickly and efficiently cause new cash to be invested in the securities markets or, if cash will be needed to meet shareholder redemption requests, to remove Portfolio assets from exposure to the market. In addition, the Portfolio may invest in swap agreements which may include interest rate, index, total return, currency and credit default swaps for the purposes of attempting to obtain a particular desired return at a lower cost to the Portfolio than if the Portfolio had invested directly in an instrument that yielded that desired return.


Franklin Advisers, Inc., the Portfolio's sub-adviser, allocates the Portfolio's assets based upon its assessment of changing market, political and economic conditions. It will consider various factors, including evaluation of interest and currency exchange rate changes and credit risks.

International Bond Portfolio: Principal Risks

An investment in the International Bond Portfolio may result in the loss of money, and may be subject to various risks including the following types of main risk:


 . Interest Rate Risk - the risk that, when interest rates rise, bond prices fall. The opposite is also true: bond prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these price changes.

 . Foreign Securities Risk - the risk that investing in foreign securities, including securities of foreign governments, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the Portfolio and affect its share price.

    Currency exchange rates. Foreign securities may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S.


    Currency management strategies. Currency management strategies, including the use of currency and cross currency forwards and currency futures contracts, may substantially change the Portfolio's exposure


                                                       Summary Information  15

    to currency exchange rates and could result in losses to the Portfolio if currencies do not perform as Franklin expects. In addition, currency management strategies, to the extent that they are used as a hedging technique to reduce the Portfolio's exposure to currency risks, may also reduce the Portfolio's ability to benefit from favorable changes in currency exchange rates.

    Political and economic developments. The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases.

    Trading practices. Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody (holding of the Portfolio's assets) also may involve delays in payment, delivery or recovery of money or investments.

    Availability of information. Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies.

    Limited markets. Certain foreign securities may be less liquid (harder to sell) and more volatile than many U.S. securities.

    Emerging markets. The risks of foreign investments typically are greater in less developed countries, sometimes referred to as emerging markets. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. In fact, short-term volatility in these markets, and declines of 50% or more, are not uncommon.

 . Credit Risk - the risk that an issuer of bonds may be unable to make interest payments and repay principal when due.

    Lower-rated securities. Securities rated below investment grade, sometimes called "junk bonds," generally have more credit risk than higher-rated securities. Issuers of high yield, fixed-income securities are not as strong financially as those issuing securities with higher credit ratings. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments.

    The prices of high yield, fixed-income securities fluctuate more than higher- quality securities. Prices are especially sensitive to developments affecting the issuer's business and to changes in the ratings assigned by rating agencies. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, stock market activity, large sustained sales by major investors, a high-profile default, or other factors. High yield securities generally are less liquid than higher-quality securities. Many of these securities do not trade frequently, and when they do their prices may be significantly higher or lower than expected.

 . Derivative Securities Risk - the risk that the Portfolio's investment in derivatives may involve a small investment relative to the amount of risk assumed. The successful use of derivatives may depend on Franklin's ability to predict market movements. Risks include delivery failure, default by the other party or the inability to close out a position because the trading market becomes illiquid.

 . Income Risk - the risk that, since the Portfolio can only distribute what it earns, the Portfolio's distributions to shareholders may decline when interest rates fall.

16  Summary Information

 . Non-Diversification Risk - the risk that, because the Portfolio is a non-diversified fund, it may invest a greater portion of its assets in the securities of any one issuer, and invest in a smaller number of issuers overall than a diversified fund.

 . Portfolio Turnover Risk - the risk that the sub-adviser's attempt to keep the Portfolio of bonds at an optimum level of interest rate sensitivity may cause the Portfolio's portfolio turnover rate to be high and increase the Portfolio's transaction costs.


                                                       Summary Information  17

International Bond Portfolio: Performance

The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and how the Portfolio's average annual returns over time compare to the return of a broad based index. The performance shown in the bar chart below is for Class 2 shares and reflects a 0.25% 12b-1 distribution fee that is not charged to Class 1 shares. The chart and table do not reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans which invest in the Portfolio. If such charges and expenses were included, the returns shown below would be lower. The past performance of the Portfolio does not necessarily indicate how the Portfolio will perform in the future.



    Calendar Year Total Returns for Class 2 Shares




                                    [CHART]

 '00     '01     '02      '03     '04     '05     '06     '07    '08    '09
-----   ------  ------   ------  ------  ------  -----   -----  -----  -----
1.42%   -1.51%  17.94%   20.25%  11.43%  -8.91%  3.99%   9.43%  4.23%



                            Best Quarter:   Q      %
                            Worst Quarter:  Q      %



     Average Annual Total Return
     (for periods ending December 31, 2009)
                                                Inception   1 Year 5 Years  10 Years
 -----------------------------------------------------------------------------------
     International Bond Portfolio --
     Class 1
     (inception 2/11/08) (a)               %                           --       --
     International Bond Portfolio --
     Class 2                               %         --
     Citigroup Non-U.S. World
     Government Bond Index                 %           (b)
     Citigroup World Government
     Bond Index                            %           (b)


           (a)Class 1 shares were registered under the Securities Act of 1933 effective November 6, 2007, but the Portfolio did not commence issuing Class 1 shares until February 11, 2008.

           (b)Since inception of Class 1 shares.


18  Summary Information

International Bond Portfolio: Management

The Portfolio is advised by Advantus Capital Management, Inc. (Advantus Capital) and sub-advised by Franklin Advisers, Inc. (Franklin). The following individual serves as the Portfolio's primary portfolio manager:



       Name and Title                                 Primary Manager Since
    Michael J. Hasenstab                                January 1, 2008
    Senior Vice President and Portfolio Manager,
    Franklin



For a summary of other important additional information about purchase and sale of Portfolio shares, tax information, and financial intermediary compensation,
please turn to "Important Additional Summary Information" on page    of this
prospectus.


                                                       Summary Information  19

Summary: Money Market Portfolio

Money Market Portfolio: Investment Objective


Money Market Portfolio seeks maximum current income to the extent consistent with liquidity and the preservation of capital.


Money Market Portfolio: Fees and Expenses

This table describes the fees and expenses that you pay if you buy and hold shares of the Portfolio. The table does not reflect charges assessed in connection with the variable life insurance policies or variable annuity contracts, or qualified plans, that invest in the Portfolio.

          Shareholder Fees
          (fees paid directly from your investment)


                            -----------------------
                                Not Applicable


          Annual Portfolio Operating Expenses
          (expenses that you pay each year as a percentage of the value of your investment)



            Management Fees                                    %   0.30
            Distribution (12b-1) Fees                          %   0.25
            Other Expenses                                     %   0.21
            Total Annual Portfolio Operating Expenses (a)      %   0.76



           (a)Effective October 29, 2009, the Board of Directors of the Fund approved an Amended and Restated Net Investment Income
              Maintenance Agreement among the Fund (on behalf of the Money Market Portfolio), Advantus Capital Management, Inc. (Advantus Capital) and Securian Financial Services, Inc. (Securian Financial). Under such Agreement, Advantus Capital agrees to waive, reimburse or pay Money Market Portfolio expenses so that the Portfolio's daily net investment income does not fall below zero. Securian Financial may also waive its Rule 12b-1 fees. Advantus Capital and Securian Financial each has the option under the Agreement to recover the full amount waived, reimbursed or paid (the "Expense Waiver") on any day on which the Portfolio's net investment income exceeds zero. On any day, however, the Expense Waiver does not constitute an obligation of the Portfolio unless Advantus Capital or Securian Financial has expressly exercised its right to recover a specified portion of the Expense Waiver on that day, in which case such specified portion is then due and payable by the Portfolio. In addition, the right of Advantus Capital and/or Securian Financial to recover the Expense Waiver is subject to the following limitations: (1) if a repayment of the Expense Waiver by the Portfolio would cause the Portfolio's net investment income to fall below zero, such repayment is deferred until a date when repayment would not cause the Portfolio's net investment income to fall below zero; (2) the right to recover any portion of the Expense Waiver expires three years after the effective date of that portion of the Expense Waiver; and (3) any repayment of the Expense Waiver by the Portfolio cannot cause the Portfolio's expense ratio to exceed
              1.25%. As of           , 2010, Advantus Capital and Securian
              Financial have collectively waived $       pursuant to the
              Agreement. If Advantus Capital and Securian Financial exercise their rights to be paid such waived amounts, the Portfolio's future yield will be negatively affected for an indefinite period.

Expense Example. This example is intended to help you compare the costs of investing in the Portfolio with the cost of investing in other Portfolios.


                            20  Summary Information

The example assumes an investment of $10,000 in the Portfolio for the time periods indicated and then a redemption of all shares at the end of those periods. Because the Portfolio's shares are not subject to either a deferred sales charge or a redemption fee, the expenses shown for any period in the example would be the same even if shares were not redeemed. The example also assumes that the investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions, costs would be:



                        1 Year 3 Years 5 Years 10 Years
                         $xx     xxx     xxx     xxx



The table and the example above reflect the Portfolio related fees and expenses that you would bear indirectly as the owner of a variable life insurance policy or variable annuity contract, or as a participant in a qualified plan, that invests in the Portfolio. There are other fees and expenses related to such policies and contracts, or qualified plans, that are not reflected in this prospectus. If the table and example included those other fees and expenses, the fees and expenses shown in the table and example would be higher.

Money Market Portfolio: Principal Investment Strategies

The Money Market Portfolio invests in a variety of U.S. dollar denominated money market securities, which may include domestic corporate obligations (including commercial paper, notes, bonds, asset-backed commercial paper and other asset-backed securities), securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, and shares of other money market funds. The Portfolio invests only in high quality securities. Generally, the Portfolio may purchase only securities rated within the two highest short-term rating categories of one or more national rating agencies. The Portfolio only invests in securities that mature in 397 calendar days or less from the date of purchase. The Portfolio maintains an average weighted maturity of 90 days or less.

Money Market Portfolio: Principal Risks

An investment in the Money Market Portfolio may result in the loss of money, and may be subject to various risks including the following types of main risk:


 . Credit Risk - the risk that the Portfolio may lose some or all of its investment because an issuer of a debt security or other fixed income obligation will not make payments on the security or obligation when due, as well as the risk that the credit quality of a security may be lowered, resulting in a lower price, greater volatility and reduced liquidity for such security.


 . Income Risk - the risk that the Portfolio may experience a decline in its income due to falling interest rates, earnings declines or income decline within a security.


 . Inflation Risk - the risk that inflation will erode the purchasing power of the value of securities held by the Portfolio or the Portfolio's dividends.

 . Interest Rate Risk - the risk that the value of a fixed income obligation will decline due to changes in market interest rates.

 . Liquidity Risk - the risk that the debt securities or fixed income obligations purchased by the Portfolio, including restricted securities determined by the Portfolio's investment adviser to be liquid at the time of purchase, may prove to be illiquid or otherwise subject to reduced liquidity due to changes in market conditions or quality ratings, or to errors in judgment by the investment adviser.

                                                       Summary Information  21

An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Money Market Portfolio: Performance

The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and how the Portfolio's average annual returns over time compare to the return of a broad based index. The chart and table do not reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans which invest in the Portfolio. If such charges and expenses were included, the returns shown below would be lower. The past performance of the Portfolio does not necessarily indicate how the Portfolio will perform in the future.



    Calendar Year Total Returns



                                    [CHART]

'00      '01    '02     '03     '04     '05     '06     '07     '08     '09
-----   -----  -----   -----   -----   -----   -----   -----   -----   -----
5.96%   3.75%  1.28%   0.61%   0.74%   2.43%   4.36%   4.55%   1.95%



                           Best Quarter:   Q       %
                           Worst Quarter:  Q       %



      Average Annual Total Return
      (for periods ending December 31, 2009)
                                                      1 Year 5 Years 10 Years
  ---------------------------------------------------------------------------
         Money Market Portfolio                   %




22  Summary Information

Money Market Portfolio: Management

The Portfolio is advised by Advantus Capital Management, Inc. (Advantus Capital). The following individuals serve as the Portfolio's primary portfolio managers:



    Name and Title                                       Primary Manager Since
 Thomas B. Houghton                                        August 18, 2003
 Vice President and Portfolio Manager,
 Advantus Capital
 Christopher R. Sebald                                     April 29, 2005
 Executive Vice President, Chief Investment Officer
 and Portfolio Manager, Advantus Capital



For a summary of other important additional information about purchase and sale of Portfolio shares, tax information, and financial intermediary compensation,
please turn to "Important Additional Summary Information" on page    of this
prospectus.




                                                       Summary Information  23

Summary: Mortgage Securities Portfolio

Mortgage Securities Portfolio: Investment Objective


Mortgage Securities Portfolio seeks a high level of current income consistent with prudent investment risk.


Mortgage Securities Portfolio: Fees and Expenses

This table describes the fees and expenses that you pay if you buy and hold Class 1 or Class 2 shares of the Portfolio. The table does not reflect charges assessed in connection with the variable life insurance policies or variable annuity contracts, or qualified plans, that invest in the Portfolio.

          Shareholder Fees
          (fees paid directly from your investment)



                            -----------------------
                                Not Applicable



          Annual Portfolio Operating Expenses
          (expenses that you pay each year as a percentage of the value of your investment)



                                                            Class 1 Class 2
         Management Fees                                %    0.40    0.40
         Distribution (12b-1) Fees                      %      --    0.25
         Other Expenses                                 %    0.26    0.26
         Acquired Fund Fees and Expenses (a)            %    0.01    0.01
         Total Annual Portfolio Operating Expenses      %    0.67    0.92



           (a)In accordance with the Portfolio's investment objectives, policies and practices (see discussion below), the Portfolio is authorized to invest in shares of another investment company (an "Acquired Fund"), in which case the Portfolio indirectly absorbs a proportionate share of the Acquired Fund's operating expenses. These indirect expenses reduce the Portfolio's return on the Acquired Fund, but they are not a direct operating expense of the Portfolio. For that reason, the Portfolio's Total Annual Portfolio Operating Expenses as reported in this table may not equal the expense ratios included in the "Financial Highlights" below or in the Fund's most recent Annual Report.

Expense Example. This example is intended to help you compare the costs of investing in the Portfolio with the cost of investing in other Portfolios.

The example assumes an investment of $10,000 in the Portfolio for the time periods indicated and then a redemption of all shares at the end of those periods. Because the Portfolio's shares are not subject to either a deferred sales charge or a redemption fee, the expenses shown for any period in the example would be the same even if shares were not redeemed. The example also assumes that the investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions, costs would be:



                              1 Year 3 Years 5 Years 10 Years
                    Class 1    $xx     xxx     xxx     xxx
                    Class 2    $xx     xxx     xxx     xxx


                            24  Summary Information

The table and the example above reflect the Portfolio related fees and expenses that you would bear indirectly as the owner of a variable life insurance policy or variable annuity contract, or as a participant in a qualified plan, that invests in the Portfolio. There are other fees and expenses related to such policies and contracts, or qualified plans, that are not reflected in this prospectus. If the table and example included those other fees and expenses, the fees and expenses shown in the table and example would be higher.

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the
Portfolio's turnover rate was       % of the average value of its portfolio.

Mortgage Securities Portfolio: Principal Investment Strategies

Under normal circumstances, the Mortgage Securities Portfolio invests at least 80% of its net assets (exclusive of collateral received in connection with securities lending) in mortgage-related securities. The Portfolio invests a major portion of its assets in investment-grade securities representing interests in pools of mortgage loans. In addition, the Portfolio may invest in a variety of other mortgage-related securities including collateralized mortgage obligations (CMOs), asset-backed securities and stripped mortgage-backed securities. In selecting securities, the Portfolio's investment adviser considers factors such as security pricing, prepayment risk, liquidity, credit quality and the type of loan and collateral underlying the security, as well as trends in economic conditions, interest rates and the mortgage markets.

The Portfolio may invest in government or government-related mortgage loan pools or private mortgage loan pools in which the U.S. government or certain agencies guarantee to mortgage pool security holders the payment of principal and interest. The principal governmental guarantors of mortgage-related securities are the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). The Portfolio may also invest in private mortgage loan pools sponsored by commercial banks, insurance companies, mortgage bankers and other private financial institutions.

The Portfolio may also invest a major portion of its assets in CMOs, asset-backed securities and stripped mortgage-backed securities. CMOs are debt obligations issued by both government agencies and private special-purpose entities that are collateralized by residential or commercial mortgage loans. Unlike traditional mortgage loan pools, CMOs allocate the priority of the distribution of principal and level of interest from the underlying mortgage loans among various series or classes of series. Asset-backed securities usually represent pools of consumer loans (such as manufactured housing loans). Stripped mortgage-backed securities also represent ownership interests in a pool of mortgages. However, the stripped mortgage-backed securities are separated into interest-only and principal-only components.

Mortgage Securities Portfolio: Principal Risks

An investment in the Mortgage Securities Portfolio may result in the loss of money, and may also be subject to various risks including the following types of main risk:


 . Call Risk - the risk that callable securities with high interest rates will be prepaid by the issuer prior to maturity, particularly during periods of falling interest rates, causing the Portfolio to reinvest the proceeds in other securities with generally lower interest rates.

                                                       Summary Information  25

 . Concentration Risk - the risk that the Portfolio's performance may be more susceptible to a single economic, regulatory or technological occurrence than an investment portfolio that does not concentrate its investments in a single industry. The Portfolio concentrates its investments in the mortgage and mortgage-finance industry.

 . Credit Risk - the risk that the Portfolio may lose some or all of its investment, including both principal and interest, because an issuer of an asset-backed or mortgage-backed security (or an underlying obligor) or other fixed income obligation will not make payments on the security or obligation when due, as well as the risk that the credit quality of a security may be lowered, resulting in a lower price, greater volatility and reduced liquidity for such security.

 . Extension Risk - the risk that rising interest rates could cause property owners to prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities.


 . Income Risk - the risk that the Portfolio may experience a decline in its income due to falling interest rates, earnings declines or income decline within a security.


 . Interest Rate Risk - the risk that the value of a mortgage-backed security or fixed income obligation will decline due to changes in market interest rates (note: one measure of interest rate risk is effective duration, explained under "Investing in the Fund - Investment Objective, Policies and Practices - Mortgage Securities Portfolio").

 . Liquidity Risk - the risk that mortgage-related securities purchased by the Portfolio, including restricted securities determined by the Portfolio's investment adviser to be liquid at the time of purchase, may prove to be illiquid or otherwise subject to reduced liquidity due to changes in market conditions or quality ratings, or to errors in judgment by the investment adviser.

 . Non-Agency Securities Risk - is the risk that payments on a security will not be made when due, or the value of such security will decline, because the security is not issued or guaranteed as to principal or interest by the U.S. Government or by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. Government. These securities may include but are not limited to securities issued by non-government entities which can include instruments secured by obligations of prime, Alt A, and sub-prime residential mortgage borrowers. Non-agency securities also may include asset-backed securities (which represent interests in auto, consumer and/or credit card loans) and commercial mortgage-backed securities (which represent interests in commercial mortgage loans).

 . Prepayment Risk - the risk that falling interest rates could cause prepayments of securities to occur more quickly than expected, causing the Portfolio to reinvest the proceeds in other securities with generally lower interest rates.

 . Short-Term Trading Risk - the risk that the Portfolio may trade securities frequently and hold securities for one year or less, which will increase the Portfolio's transaction costs.

 . Sub-Prime Mortgage Risk - the risk that an issuer of a security will not make payments on the security when due, or the value of such security will decline, because the issuer owns (or has exposure to) mortgage notes (or other obligations) payable by "sub-prime" or "Alt A" borrowers.



26  Summary Information

Mortgage Securities Portfolio: Performance

The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and how the Portfolio's average annual returns over time compare to the return of a broad based index. The performance shown in the bar chart below is for Class 2 shares and reflects a 0.25% 12b-1 distribution fee that is not charged to Class 1 shares. The chart and table do not reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans which invest in the Portfolio. If such charges and expenses were included, the returns shown below would be lower. The past performance of the Portfolio does not necessarily indicate how the Portfolio will perform in the future.



    Calendar Year Total Returns for Class 2 Shares




                                    [CHART]

 '00     '01      '02    '03     '04      '05     '06    '07     '08      '09
------   -----   -----   -----   -----   -----   -----   -----  -------  -------
11.80%   9.04%   9.66%   4.15%   4.81%   2.88%   5.34%   3.19%  -12.97%




                           Best Quarter:   Q       %
                           Worst Quarter:  Q       %



    Average Annual Total Return
    (for periods ending December 31, 2009)
                                                Inception   1 Year   5 Years  10 Years
--------------------------------------------------------------------------------------
    Mortgage Securities Portfolio --
    Class 1
    (inception 2/11/08) (a)                %                             --       --
    Mortgage Securities Portfolio --
    Class 2                                %         --
    Barclays Capital Mortgage-
    Backed Securities Index                %           (b)


           (a)Class 1 shares were registered under the Securities Act of 1933 effective November 6, 2007, but the Portfolio did not commence issuing Class 1 shares until February 11, 2008.

           (b)Since inception of Class 1 shares.


                                                       Summary Information  27

Mortgage Securities Portfolio: Management

The Portfolio is advised by Advantus Capital Management, Inc. (Advantus Capital). The following individuals serve as the Portfolio's primary portfolio managers:



    Name and Title                                       Primary Manager Since
 David W. Land                                             April 5, 2004
 Vice President and Portfolio Manager,
 Advantus Capital
 Christopher R. Sebald                                     August 14, 2003
 Executive Vice President, Chief Investment Officer
 and Portfolio Manager, Advantus Capital



For a summary of other important additional information about purchase and sale of Portfolio shares, tax information, and financial intermediary compensation,
please turn to "Important Additional Summary Information" on page    of this
prospectus.


                            28  Summary Information

Summary: Real Estate Securities Portfolio

Real Estate Securities Portfolio: Investment Objective


Real Estate Securities Portfolio seeks above average income and long-term growth of capital.


Real Estate Securities Portfolio: Fees and Expenses

This table describes the fees and expenses that you pay if you buy and hold Class 1 or Class 2 shares of the Portfolio. The table does not reflect charges assessed in connection with the variable life insurance policies or variable annuity contracts, or qualified plans, that invest in the Portfolio.

          Shareholder Fees
          (fees paid directly from your investment)


                            -----------------------
                                Not Applicable


          Annual Portfolio Operating Expenses
          (expenses that you pay each year as a percentage of the value of your investment)



                                                            Class 1 Class 2
         Management Fees                                %    0.70    0.70
         Distribution (12b-1) Fees                      %      --    0.25
         Other Expenses                                 %    0.36    0.36
         Total Annual Portfolio Operating Expenses      %    1.06    1.31



Expense Example. This example is intended to help you compare the costs of investing in the Portfolio with the cost of investing in other Portfolios.

The example assumes an investment of $10,000 in the Portfolio for the time periods indicated and then a redemption of all shares at the end of those periods. Because the Portfolio's shares are not subject to either a deferred sales charge or a redemption fee, the expenses shown for any period in the example would be the same even if shares were not redeemed. The example also assumes that the investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions, costs would be:



                              1 Year 3 Years 5 Years 10 Years
                    Class 1    $xx     xxx     xxx     xxx
                    Class 2    $xx     xxx     xxx     xxx



The table and the example above reflect the Portfolio related fees and expenses that you would bear indirectly as the owner of a variable life insurance policy or variable annuity contract, or as a participant in a qualified plan, that invests in the Portfolio. There are other fees and expenses related to such policies and contracts, or qualified plans, that are not reflected in this prospectus. If the table and example included those other fees and expenses, the fees and expenses shown in the table and example would be higher.

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs,


                                                       Summary Information  29

which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the
Portfolio's turnover rate was     % of the average value of its portfolio.

Real Estate Securities Portfolio: Principal Investment Strategies

Under normal circumstances, the Real Estate Securities Portfolio invests at least 80% of its net assets (exclusive of collateral received in connection with securities lending) in real estate and real estate-related securities.

"Real estate securities" include securities issued by companies that receive at least 50% of their gross revenue from the construction, ownership, management, financing or sale of residential, commercial or industrial real estate. "Real estate-related securities" include securities issued by companies primarily engaged in businesses that sell or offer products or services that are closely related to the real estate industry. The Portfolio does not invest directly in real estate.

Most of the Portfolio's real estate securities portfolio will consist of securities issued by Real Estate Investment Trusts (REITs) or Real Estate Operating Companies (REOCs) that are listed on a securities exchange or traded over-the-counter. A REIT is a corporation or trust that invests primarily in fee or leasehold ownership of real estate, mortgages or shares issued by other REITs and that receives favorable tax treatment provided it meets certain conditions, including the requirement that it distributes at least 90% of its taxable income. The Portfolio mostly invests in equity REITs but also invests portions of its assets in mortgage REITs and hybrid REITs. A REOC is a corporation that also can invest in fee or leasehold ownership of real estate or mortgages, but may also invest directly in other businesses that are either related or unrelated to the ownership of real estate. The Portfolio may invest in companies of any size capitalization. In selecting securities, the Portfolio's investment adviser considers factors such as a company's financial condition, financial performance, quality of management, policies and strategies, real estate properties and competitive market condition.

Real Estate Securities Portfolio: Principal Risks

An investment in the Real Estate Securities Portfolio may result in the loss of money, and may also be subject to various risks including the following types of main risk:


 . Company Risk - the risk that individual securities may perform differently from the overall market as a result of changes in specific factors such as profitability or investor perceptions, or as a result of increased volatility in a company's income or share price because of the amount of leverage on the company's balance sheet.

 . Concentration Risk - the risk that the Portfolio's performance may be more susceptible to a single economic, regulatory or technological occurrence than an investment portfolio that does not concentrate its investments in a single industry The Portfolio concentrates its investments in the real estate and real estate related industry.


 . Income Risk - the risk that the Portfolio may experience a decline in its income due to falling interest rates, earnings declines or income decline within a security.


 . Market Risk - the risk that equity securities are subject to adverse trends in equity markets.

 . Portfolio Risk - the risk that Portfolio performance may not meet or exceed that of the market as a whole.

 . Real Estate Risk - the risk that the value of the Portfolio's investments may decrease due to a variety of factors related to the construction, development, ownership, financing, repair or servicing or other events affecting the value of real estate, buildings or other real estate fixtures.

 . REIT-Related Risk - the risk that the value of the Portfolio's equity securities issued by REITs will be adversely affected by changes in the value of the underlying property or by the loss of the REIT's favorable tax status.




30  Summary Information

Real Estate Securities Portfolio: Performance

The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and how the Portfolio's average annual returns over time compare to the return of a broad based index. The performance shown in the bar chart below is for Class 2 shares and reflects a 0.25% 12b-1 distribution fee that is not charged to Class 1 shares. The chart and table do not reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans which invest in the Portfolio. If such charges and expenses were included, the returns shown below would be lower. The past performance of the Portfolio does not necessarily indicate how the Portfolio will perform in the future.



    Calendar Year Total Returns for Class 2 Shares




                                    [CHART]

 '01      '02     '03      '04      '05      '06      '07      '08      '09
------   -----   ------   ------   ------   ------   -------  -------  -------
10.03%   6.97%   42.21%   35.52%   11.08%   30.63%   -15.76%  -36.27%




                            Best Quarter:   Q      %
                            Worst Quarter:  Q      %



    Average Annual Total Return
    (for periods ending December 31, 2009)
                                                Inception   1 Year   5 Years 10 Years
-------------------------------------------------------------------------------------
    Real Estate Securities
    Portfolio -- Class 1 (inception
    2/11/08) (a)                           %                             --      --
    Real Estate Securities
    Portfolio -- Class 2
    (inception 5/1/98)                     %         --
    Dow Jones Wilshire Real Estate
    Securities Index                       %           (b)


           (a)Class 1 shares were registered under the Securities Act of 1933 effective November 6, 2007, but the Portfolio did not commence issuing Class 1 shares until February 11, 2008.

           (b)Since inception of Class 1 shares.


                                                       Summary Information  31

Real Estate Securities Portfolio: Management

The Portfolio is advised by Advantus Capital Management, Inc. (Advantus Capital). The following individuals serve as the Portfolio's primary portfolio managers:



           Name and Title                          Primary Manager Since
        Joseph R. Betlej                             May 1, 1998
        Vice President and Portfolio Manager,
        Advantus Capital
        Lowell R. Bolken                             January 13, 2006
        Portfolio Manager, Advantus Capital



For a summary of other important additional information about purchase and sale of Portfolio shares, tax information, and financial intermediary compensation, please see "Important Additional Summary Information" below.

Important Additional Summary Information

Purchase and Sale of Fund Shares

Portfolio shares are sold only to participating life insurance company separate accounts and qualified plans (financial intermediaries) and are not offered directly to the public. Portfolio shares are currently offered only to certain separate accounts of Minnesota Life Insurance Company (Minnesota Life) in connection with its variable life insurance policies and variable annuity contracts, and to certain other separate accounts of life insurance company affiliates of Minnesota Life. It is possible that the Fund may offer Portfolio shares to other financial intermediaries in the future. Purchases and sales of Portfolio shares may be effected only through a participating life insurance company or qualified plan. Please refer to the appropriate separate account prospectus or plan documents for detail. Securian Financial Services, Inc. (Securian Financial) serves as the underwriter of the Fund's shares.

Taxes

For information concerning the tax consequences to purchasers of variable annuity contracts and variable life insurance policies issued by Minnesota Life or other participating life insurance companies, please see the appropriate prospectus for those contracts.

Financial Intermediary Compensation

When you purchase Portfolio shares through a life insurance company in connection with its variable annuity contracts or variable life insurance policies, or through another financial intermediary, the Fund or its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the intermediary to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.


32  Summary Information

                        Detailed Portfolio Information

This section provides important additional details about each Portfolio's investment objective, principal investment strategies and related risks.


A Portfolio's fundamental investment policies cannot be changed without the approval of a majority of the Portfolio's outstanding voting shares. Each Portfolio's investment objective is a fundamental investment policy. Other investment restrictions that are fundamental are listed in the Statement of Additional Information. An investment policy is not fundamental unless this prospectus or the Statement of Additional Information says that it is. The Fund's Board of Directors can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this prospectus.

Bond Portfolio

Bond Portfolio seeks as high a level of a long-term total rate of return as is consistent with prudent investment risk. The Portfolio also seeks preservation of capital as a secondary objective.


The Portfolio's benchmark index is the Barclays Capital Aggregate Bond Index (the "Index"), an unmanaged composite including U.S. Treasury and agency securities, investment-grade corporate bonds and mortgage-backed securities with maturities greater than one year. The Portfolio's investment positions may be overweight or underweight versus the Index in all sectors, including in asset-backed securities, commercial mortgage-backed securities, non-agency collateralized mortgage-obligations (CMOs), and corporate bond securities. The Portfolio holds securities in all sectors contained in the Index, but in addition holds positions not included in the Index including, but not limited to, CMOs. The Portfolio typically holds similar, but not identical securities represented in the Index. Additionally, the Portfolio Manager determines the appropriate security position size and the Portfolio will typically hold security position sizes (generally referenced as a percentage of total portfolio holdings) that are not in the same proportion as that security or a similar security represents in the Index. Sector exposure is determined by the Portfolio Manager from time to time, and may vary significantly from the Index exposure.


It is the Portfolio's policy to invest, under normal circumstances, at least 80% of the value of its net assets (exclusive of collateral received in connection with securities lending) in bonds (for this purpose, "bonds" includes any debt security). The 80% investment policy is not fundamental, which means it may be changed without the vote of a majority of the Portfolio's outstanding shares, but the shareholders will be notified in writing at least 60 days prior to any change of this policy. The Portfolio invests primarily in a variety of investment-grade debt securities which include:

 .  investment-grade corporate debt obligations and mortgage-backed securities

 . debt securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities (including U.S. Treasury bills, notes and bonds, and U.S. Treasury inflation-protection securities)

 . investment-grade mortgage-backed securities issued by governmental agencies and financial institutions

 .  investment-grade asset-backed securities

 . U.S. dollar denominated investment-grade debt securities issued by foreign governments and companies and publicly traded in the United States

 . debt obligations of U.S. banks, savings and loan associations and savings banks

                                            Detailed Portfolio Information  33

The Portfolio will invest a portion of its assets in investment-grade debt obligations issued by domestic companies in a variety of industries. The Portfolio may invest in long-term debt securities (i.e., maturities of more than 10 years), intermediate debt securities (i.e., maturities from 3 to 10 years) and short-term debt securities (i.e., maturities of less than 3 years). In selecting corporate debt securities and their maturities, Advantus Capital seeks to maximize current income by engaging in a risk/return analysis that focuses on various factors such as industry outlook, current and anticipated market and economic conditions, general levels of debt prices and issuer operations.

The Portfolio may also invest a portion of its assets in government and non-governmental mortgage-related securities, including CMOs, and in stripped mortgage-backed securities and asset-backed securities. CMOs are debt obligations typically issued by a private special-purpose entity that are collateralized by residential or commercial mortgage loans or pools of residential mortgage loans. CMOs allocate the priority of the distribution of principal and interest from the underlying mortgage loans among various series. Each series differs from the other in terms of the priority right to receive cash payments from the underlying mortgage loans.

Stripped mortgage-backed securities also represent ownership interests in a pool of mortgages. However, the stripped mortgage-backed securities are separated into interest and principal components. The interest component only allows the interest holder to receive the interest portion of cash payments, while the principal component only allows the interest holder to receive the principal portion of cash payments.

Asset-backed securities represent interest in pools of consumer loans (such as credit card, trade or automobile loans). Investors in asset-backed securities are entitled to receive payments of principal and interest received by the pool entity from the underlying consumer loans net of any costs and expenses incurred by the entity.

To help manage the average duration of its portfolio of fixed income securities, or to attempt to hedge against the effects of interest rate changes on current or intended investments in fixed rate securities, the Portfolio may invest to a limited extent in futures contracts or other derivatives. Generally speaking, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock or bond) or a market index.
The Portfolio will not use derivatives for speculation or for the purpose of leveraging (magnifying) investment returns.


The market for bonds and other debt securities is generally liquid, but individual debt securities purchased by the Portfolio may be subject to the risk of reduced liquidity due to changes in quality ratings or changes in general market conditions which adversely affect particular debt securities or the broader bond market as a whole. In addition, the Portfolio may, at the time of purchase, invest up to 15% of its net assets in illiquid securities, and may also invest without limit in securities whose disposition is restricted under the federal securities laws but which have been determined by Advantus Capital to be liquid under liquidity guidelines adopted by the Fund's Board of Directors. Investments in illiquid and restricted securities present greater risks inasmuch as such securities may only be resold subject to statutory or regulatory restrictions, or if the Portfolio bears the costs of registering such securities. The Portfolio may, therefore, be unable to dispose of such securities as quickly as, or at prices as favorable as those for, comparable but liquid or unrestricted securities. As of December 31, 2009, the Portfolio
had    % of its net assets invested in illiquid securities, and    % of its net
assets invested in restricted securities deemed liquid pursuant to the liquidity guidelines. Advantus Capital continuously monitors the liquidity of portfolio securities and may determine that, because of a reduction in liquidity subsequent to purchase, securities which originally were determined to be liquid have become illiquid. This could result in more than 15% of the Portfolio's net assets being invested in illiquid securities. An additional consideration in selecting securities is the availability of a market price for a particular security. Advantus Capital may choose not to buy a security or to hold a lesser amount of a security if a market price for such security is not readily available. Advantus Capital may still buy or hold a security for which a market price is not readily available, but such securities must then be valued at fair value in accordance with valuation policies and procedures approved by the Fund's Board of Directors.


34  Detailed Portfolio Information

As a rule of thumb, a portfolio of debt, mortgage-related and asset-backed securities experiences a decrease in principal value with an increase in interest rates. The extent of the decrease in principal value may be affected by the Portfolio's duration of its portfolio of debt, mortgage-related and asset-backed securities. Duration measures the relative price sensitivity of a security to changes in interest rates. "Effective" duration takes into consideration the likelihood that a security will be called or prepaid prior to maturity given current interest rates. Typically, a security with a longer duration is more price sensitive than a security with a shorter duration. In general, a portfolio of debt, mortgage-related and asset-backed securities experiences a percentage decrease in principal value equal to its effective duration for each 1% increase in interest rates. For example, if the Portfolio holds securities with an effective duration of five years and interest rates rise 1%, the principal value of such securities could be expected to decrease by approximately 5%. The Portfolio expects that under normal circumstances the effective duration of its debt, mortgage-related and asset-backed securities portfolio will range from four to seven years.

In addition, the Portfolio may invest lesser portions of its assets in interest rate and other bond futures contracts and options on futures contracts, convertible and non-convertible investment-grade and non- investment grade debt securities issued by domestic governments and companies, restricted and illiquid securities, options (the Portfolio may purchase, sell and write put and call options), stripped asset-backed securities, securities purchased on a when- issued or forward commitment basis, mortgage dollar roll transactions, securities of other investment companies, preferred stocks and other equity securities obtained upon conversion of debt securities or warrants, swap agreements, credit default swaps, repurchase agreement transactions, certificates of deposit, bankers acceptances, and cash and cash equivalents, including commercial paper and other money market securities. To generate additional income, the Portfolio may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

A description of the Fund's policies and procedures with respect to the disclosure of the Portfolio's holdings of securities is available in the Statement of Additional Information.

Risks. An investment in the Portfolio is subject to the following risks:

            Call Risk                    Interest Rate Risk
            Company Risk                 Liquidity Risk
            Credit Risk                  Market Risk
            Derivatives Risk             Non-Agency Securities Risk
            Diversification Risk         Portfolio Risk
            Extension Risk               Prepayment Risk
            Foreign Securities Risk      Securities Lending Risk
            Income Risk                  Short-Term Trading Risk
            Inflation Risk               Sub-Prime Mortgage Risk


A detailed description of these risks is set forth in "Defining Risks" below. Additional risk information is provided in the Statement of Additional Information.


Index 400 Mid-Cap Portfolio

Index 400 Mid-Cap Portfolio seeks investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the Standard & Poor's 400 MidCap Index (the S&P 400).


Under normal conditions, the Portfolio invests its assets in all of the common stocks included in the S&P 400. The S&P 400 consists of 400 domestic stocks chosen for market size, liquidity and industry group representation. It is a float-adjusted market-weighted index (stock price times shares outstanding), with each


                                            Detailed Portfolio Information  35

stock affecting the index in proportion to its float-adjusted market value. At March 31, 2010, the market capitalizations of companies included in the S&P 400
ranged from $   million to $       billion. The Portfolio attempts to achieve a
correlation of 100% without considering Portfolio expenses. However, the Portfolio is not required to hold a minimum or maximum number of common stocks included in the S&P 400, and due to changing economic or markets, may invest in less than all of the common stocks included in the S&P 400. The index is float-adjusted to reflect only available shares. The float adjustment affects each company's weight in the index through adjustments for stocks where a significant portion of shares outstanding is not available to investors.


Advantus Capital utilizes a computer program to confirm the Portfolio's S&P 400 replication and to round off security weightings.

To help stay fully invested and to reduce transaction costs, the Portfolio may invest to a limited extent in derivatives. Generally speaking, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock or bond) or a market index (such as the S&P 400). The Portfolio will not use derivatives for speculation or for the purpose of leveraging (magnifying) investment returns.

Under normal conditions, the Portfolio invests at least 80% of its net assets (exclusive of collateral received in connection with securities lending) in the common stocks included in the S&P 400 (investments covered by this 80% policy may also include S&P 400 stock index futures contracts or shares of other investment companies that also track the performance of the S&P 400, each of which have economic characteristics similar to an investment in the S&P 400). The 80% investment policy is not fundamental, which means it may be changed without the vote of a majority of the Portfolio's outstanding shares, but the shareholders will be notified in writing at least 60 days prior to any change of this policy. In addition, the Portfolio may invest lesser portions of its assets in investment-grade short-term fixed income securities, securities of other investment companies, restricted and illiquid securities, index depositary receipts, stock index futures contracts and options on futures contracts, swap agreements, repurchase agreement transactions, certificates of deposit, bankers acceptances, and cash and cash equivalents, including commercial paper and other money market securities. To generate additional income, the Portfolio may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

S&P designates the stocks included in the S&P 400. From time to time, S&P may add or delete stocks from the S&P 400. Inclusion of a stock in the S&P 400 does not imply an opinion by S&P as to its investment merit. "Standard & Poor's," "S&P," "S&P 400" and "Standard & Poor's MidCap 400," are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Portfolio. The Portfolio is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the Portfolio. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations on behalf of S&P.

A description of the Fund's policies and procedures with respect to the disclosure of the Portfolio's holdings of securities is available in the Statement of Additional Information.

Risks. An investment in the Portfolio is subject to the following risks:

            Company Risk                Mid Size Company Risk
            Derivatives Risk            Non-Agency Securities Risk
            Diversification Risk        Portfolio Risk
            Index Performance Risk      Sector Risk
            Inflation Risk              Securities Lending Risk
            Market Risk                 Sub-Prime Mortgage Risk


A detailed description of these risks is set forth in "Defining Risks" below. Additional risk information is provided in the Statement of Additional Information.


36  Detailed Portfolio Information

Index 500 Portfolio


Index 500 Portfolio seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard & Poor's 500 Composite Stock Price Index (the S&P 500). The S&P 500 is a broad, unmanaged index of 500 large cap common stocks which together represent about 75% of the total U.S. stock market. It is a float-adjusted market-weighted index (stock price times float-adjusted shares outstanding), with each stock affecting the index in proportion to its float-adjusted market value.

Under normal conditions, the Portfolio invests its assets in all of the common stocks included in the S&P 500. The Portfolio attempts to achieve a correlation of 100% without considering Portfolio expenses. However, the Portfolio is not required to hold a minimum or maximum number of common stocks included in the S&P 500, and due to changing economic or markets, may invest in less than all of the common stocks included in the S&P 500. The index is float-adjusted to reflect only available shares. The float adjustment affects each company's weight in the index through adjustments for stocks where a significant portion of shares outstanding is not available to investors.


Advantus Capital utilizes a computer program to confirm the Portfolio's S&P 500 replication and to round off security weightings.

To help stay fully invested and to reduce transaction costs, the Portfolio may invest to a limited extent in derivatives. Generally speaking, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock or bond) or a market index (such as the S&P 500). The Portfolio will not use derivatives for speculation or for the purpose of leveraging (magnifying) investment returns.

Under normal conditions, the Portfolio invests at least 80% of its net assets (exclusive of collateral received in connection with securities lending) in the common stocks included in the S&P 500 (investments covered by this 80% policy may also include S&P 500 stock index futures contracts or shares of other investment companies that also track the performance of the S&P 500, each of which have economic characteristics similar to an investment in the S&P 500). The 80% investment policy is not fundamental, which means it may be changed without the vote of a majority of the Portfolio's outstanding shares, but the shareholders will be notified in writing at least 60 days prior to any change of this policy. In addition, the Portfolio may invest lesser portions of its assets in investment-grade short-term fixed income securities, stock index futures contracts and options on futures contracts, securities of other investment companies, restricted and illiquid securities, index depositary receipts, swap agreements, repurchase agreement transactions, certificates of deposit, bankers acceptances, and cash and cash equivalents, including commercial paper and other money market securities. To generate additional income, the Portfolio may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

Standard & Poor's Rating Services (S&P), a division of the McGraw-Hill Companies, Inc., designates the stocks included in the S&P 500. From time to time, S&P may add or delete stocks from the S&P 500. Inclusion of a stock in the S&P 500 does not imply an opinion by S&P as to its investment merit. "Standard & Poor's," "S&P," "S&P 500," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Portfolio. The Portfolio is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the Portfolio. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations on behalf of S&P.

A description of the Fund's policies and procedures with respect to the disclosure of the Portfolio's holdings of securities is available in the Statement of Additional Information.

                                            Detailed Portfolio Information  37

Risks. An investment in the Portfolio is subject to the following risks:

  .  Company Risk                        .  Market Risk
  .  Derivatives Risk                    .  Non-Agency Securities Risk
  .  Diversification Risk                .  Portfolio Risk
  .  Index Performance Risk              .  Sector Risk
  .  Inflation Risk                      .  Securities Lending Risk
  .  Large Company Risk                  .  Sub-Prime Mortgage Risk


A detailed description of these risks is set forth in "Defining Risks" below. Additional risk information is provided in the Statement of Additional Information.


International Bond Portfolio

International Bond Portfolio seeks to maximize current income, consistent with the protection of principal.

Main Investment Strategies. Under normal market conditions, the Portfolio invests at least 80% of its net assets in "bonds." "Bonds" include debt securities of any maturity, such as bonds, notes, bills and debentures. Shareholders will be given at least 60 days' advance notice of any change to the 80% policy. In addition, the Portfolio's assets will be invested in issuers located in at least three countries (including the U.S.).

Bonds represent an obligation of the issuer to repay a loan of money to it, and generally provide for the payment of interest. Although the Portfolio may buy bonds rated in any category, it focuses on "investment grade" bonds. These are issues rated in the top four rating categories by independent rating agencies such as Standard & Poor's or Moody's Investors Service or, if unrated, determined by Franklin to be comparable. The Portfolio may invest up to 25% of its total assets in bonds that are rated below investment grade. Generally, lower rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk. The Portfolio is a non-diversified fund. The Portfolio may also invest a significant portion of its assets in emerging markets.


For purposes of pursuing its investment goal, the Portfolio regularly enters into currency-related transactions involving certain derivative instruments, including currency and cross currency forwards, options on currencies (as a purchaser of such options), currency and currency index futures contracts. The use of derivative currency transactions may allow the Portfolio to obtain net long or net negative (short) exposure to selected currencies. The results of such transactions may also represent, from time to time a significant component of the Portfolio's investment returns. The Portfolio may also enter into various other transactions involving derivatives, including financial futures contracts (such as interest rate or bond futures) and options on such contracts, swap agreements (which may include interest rate and credit default swaps). The use of these derivative transactions may allow the Portfolio to obtain net long or net negative (short) exposures to selected interest rates, countries, duration or credit risks. Franklin considers various factors, such as availability and cost, in deciding whether, when and to what extent to enter into derivative transactions.

The Portfolio may use any of the above currency techniques or other derivative transactions for the purposes of enhancing Portfolio returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or hedging risks relating to changes in interest rates and other market factors. By way of example, when Franklin believes that the value of a particular foreign currency is expected to increase compared to the U.S. dollar, the Portfolio could enter into a forward contract to purchase that foreign currency at a future date. If at such future date the value of the foreign currency exceeds the then current amount of U.S. dollars to be paid by the Portfolio under the contract, the Portfolio will recognize a gain. When used for hedging purposes, a forward contract or other derivative instrument could be used to protect against possible declines in a currency's value where a security held or to be purchased by the Portfolio is denominated in that currency, or it


38  Detailed Portfolio Information

may be used to hedge the Portfolio's position by entering into a transaction on another currency expected to perform similarly to the currency of the security held or to be purchased (a "proxy hedge").

A forward contract is an obligation to purchase or sell a specific foreign currency at an agreed exchange rate (price) at a future date, which is individually negotiated and privately traded by currency traders and their customers in the interbank market. A cross currency forward, sometimes referred to as a "cross-hedge," is a forward contract to sell a specific foreign currency in exchange for another foreign currency and may be used when the Portfolio believes that the price of one of those foreign currencies will experience a substantial movement against the other foreign currency. A cross-hedge will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, similar to when the Portfolio sells a security denominated in another currency. A cross-hedge will protect the Portfolio against losses resulting from a decline in the hedged currency, but will cause the Portfolio to assume the risk of fluctuations in the value of the currency it purchases.

A futures contract is a standard binding agreement between two parties to buy or sell a specified quantity of an underlying instrument or asset, such as a specific security or currency, at a specified price at a specified later date that trade on an exchange. A "sale" of a futures contract means the acquisition of a contractual obligation to deliver the underlying instrument called for by the contract at a specified price on a specified date. A "purchase" of a futures contract means the acquisition of a contractual obligation to acquire the underlying instrument called for by the contract at a specified price on a specified date. The purchase or sale of a futures contract will allow the Portfolio to increase or decrease its exposure to the underlying instrument. Although most futures contracts by their terms require the actual delivery or acquisition of the underlying instrument, some require cash settlement. The Portfolio may buy and sell futures contracts that trade on U.S. and foreign exchanges.

Swap agreements, such as interest rate swaps, are contracts between the Portfolio and, typically, a brokerage firm, bank, or other financial institution (the swap counterparty) for periods ranging from a few days to multiple years. In a basic swap transaction, the Portfolio agrees with its counterparty to exchange the returns (or differentials in rates of return) earned or realized on a particular "notional amount" of underlying instruments. The notional amount is the set amount selected by the parties as the basis on which to calculate the obligations that they have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in given instruments or at given interest rates. For credit default swaps, the "buyer" of the credit default swap agreement is obligated to pay the "seller" a periodic stream of payments over the term of the agreement in return for a payment by the "seller" that is contingent upon the occurrence of a credit event with respect to an underlying reference debt obligation. As a "buyer" of the credit default swap, the Portfolio is purchasing the obligation of its counterparty to offset losses the Portfolio could experience if there was such a credit event. Generally, a credit event means bankruptcy, failure to timely pay interest or principal, obligation acceleration, or modified restructuring of the reference debt obligation. The contingent payment by the seller generally is the face amount of the debt obligation in exchange for the physical delivery of the reference debt obligation or a cash payment equal to the then current market value of that debt obligation. The Portfolio currently intends only to be a buyer of credit default swaps. An interest rate swap is an agreement between two parties to exchange interest rate obligations, generally one based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, LIBOR, prime, commercial paper, or other benchmarks).


The Portfolio may also, from time to time, enter into various other derivative strategies, including financial and index futures contracts and options on such contracts, as well as interest rate swaps. A financial futures contract is an agreement to buy or sell a specific security or securities at a specified future date and price. Among other techniques, the Portfolio may also use futures contracts on U.S. Treasury securities to help manage risks relating to interest rates and other market factors, to increase liquidity, to invest in particular instruments in more efficient or less expensive ways, and to quickly and efficiently cause new cash to be

                                            Detailed Portfolio Information  39

invested in the securities markets or, if cash will be needed to meet shareholder redemption requests, to remove Portfolio assets from exposure to the market. In addition, the Portfolio may invest in swap agreements which may include interest rate, index, total return, currency and credit default swaps for the purposes of attempting to obtain a particular desired return at a lower cost to the Portfolio than if the Portfolio had invested directly in an instrument that yielded that desired return. Swap agreements are contracts between the Portfolio and, typically, a brokerage firm, bank or other institutional buyer for periods ranging from a few days to more than a year, in which the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular set dollar or other currency value of predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount", i.e., the return on or increase in value of a particular U.S. dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. The Portfolio's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

With derivatives, Franklin attempts to predict whether an underlying investment will increase or decrease in value at some future time. Franklin considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy. These techniques could result in a loss if the counterparty to the transaction does not perform as promised. Moreover, investors should bear in mind that the Portfolio is not obligated to actively engage in any derivative transactions.

Portfolio Selection. Franklin allocates the Portfolio's assets based upon its assessment of changing market, political and economic conditions. It will consider various factors, including evaluation of interest and currency exchange rate changes and credit risks.


Temporary Investments. When Franklin believes market or economic conditions are unfavorable for investors, it may invest up to 100% of the Portfolio's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include short-term U.S. government securities, commercial paper, short-term bank time deposits, bankers' acceptances and money market fund shares. Franklin also may invest in these types of securities or hold cash while looking for suitable investment opportunities, to maintain liquidity or to segregate on the Portfolio's books in connection with its derivative strategies, such as forward currency, currency or interest rate futures positions. In these circumstances, the Portfolio may be unable to achieve its investment objective.


A description of the Fund's policies and procedures with respect to the disclosure of the Portfolio's holdings of securities is available in the Statement of Additional Information.

Risks.  An investment in the Portfolio is subject to the following main risks:

Interest Rate Risk. When interest rates rise, bond prices fall. The opposite is also true: bond prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these price changes.

Foreign Securities Risk. Investing in foreign securities, including securities of foreign governments, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the Portfolio and affect its share price.

   Currency exchange rates. Foreign securities may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as

40  Detailed Portfolio Information



well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars.


   Currency management strategies. Currency management strategies, including the use of currency and cross currency forwards and currency futures contracts, may substantially change the Portfolio's exposure to currency exchange rates and could result in losses to the Portfolio if currencies do not perform as Franklin expects. In addition, currency management strategies, to the extent that they are used as a hedging technique to reduce the Portfolio's exposure to currency risks, may also reduce the Portfolio's ability to benefit from favorable changes in currency exchange rates. There is no assurance that Franklin's use of currency management strategies will benefit the Portfolio or that they will be, or can be, used at appropriate times.


   Political and economic developments. The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Portfolio to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries, and securities and currency markets, and the value of the Portfolio's investments, in non-U.S. countries.
These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Portfolio's investments.


   Trading practices. Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign securities markets, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody (holding of the Portfolio's assets) also may involve delays in payment, delivery or recovery of money or investments.


   Availability of information. Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

   Limited markets. Certain foreign securities may be less liquid (harder to sell) and more volatile than many U.S. securities. This means the Portfolio may at times may be unable to sell foreign securities at favorable prices.


   Emerging markets. The risks of foreign investments typically are greater in less developed countries, sometimes referred to as developing or emerging markets. For example, political and economic structures in these countries may be less established and may change rapidly. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. In fact, short-term volatility in these markets, and declines of 50% or more, are not uncommon. Restrictions on currency trading that may be imposed by emerging market countries will have an adverse effect on the value of the securities of companies that trade or operate in such countries.


Credit Risk. An issuer of bonds may be unable to make interest payments and repay principal when due. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value, and, thus, impact
Portfolio performance.


   Lower-rated securities. Securities rated below the top four ratings, sometimes called "junk bonds," generally have more credit risk than higher-rated securities, and have greater potential to become distressed or to default. The Portfolio may invest up to 25% of its assets in lower-rated securities.


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
                                            Detailed Portfolio Information  41




Issuers of high yield, fixed-income securities are not as strong financially as those issuing securities with higher credit ratings. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments.
If an issuer stops making interest and/or principal payments, payments on the securities may never resume. These securities may be worthless and the Portfolio could lose its entire investment.


The prices of high yield, fixed-income securities fluctuate more than higher-quality securities. Prices are especially sensitive to developments affecting the issuer's business and to changes in the ratings assigned by rating agencies. Prices of corporate high yield securities are often closely linked with the issuer's stock prices and typically rise and fall in response to factors that affect stock prices. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, stock market activity, large sustained sales by major investors, a high-profile default, or other factors.


High yield securities generally are less liquid than higher-quality securities.
Many of these securities do not trade frequently, and when they do their prices may be significantly higher or lower than expected. At times, it may be difficult to sell these securities promptly at an acceptable price, which may limit the Portfolio's ability to sell securities in response to specific economic events or to meet redemption requests.


Substantial declines in the prices of high yield debt securities can dramatically increase the yield of such bonds. The decline in market prices may reflect an expectation that the issuer(s) may be at greater risk of defaulting on the obligation to pay interest and principal when due. Therefore, substantial increases in yield may reflect a greater risk by the Portfolio of losing some or part of its investment rather than any increase in income that the debt security or securities may pay to the Portfolio on its investment.

Derivative Securities Risk. The performance of derivative instruments depends largely on the performance of an underlying instrument or index. Derivative instruments involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Their successful use will usually depend on the manager's ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Portfolio may not achieve the anticipated benefits of the transaction, and it may realize losses, which could be significant. If Franklin is not successful in using such derivative instruments, the Portfolio's performance may be worse than if the manager did not use such derivative instruments at all. To the extent that the Portfolio uses such instruments for hedging purposes, there is the risk of imperfect correlation between movements in the value of the derivative instrument and the value of underlying investment or other asset being hedged. There is also the risk, especially under extreme market conditions, that an instrument, which usually would operate as a hedge, provides no hedging benefits at all.

Use of these instruments could also result in a loss if the counterparty to the transaction (with respect to OTC instruments, including swap agreements and forward currency contracts) does not perform as promised, including because of such counterparty's bankruptcy or insolvency. This risk may be heightened during volatile market conditions. Other risks include the inability to close out a position because the trading market becomes illiquid (particularly in the OTC markets) or the availability of counterparties becomes limited for a period of time. In addition, the presence of speculators in a particular market could lead to price distortions. To the extent that the Portfolio is unable to close out a position because of market illiquidity, the Portfolio may not be able to prevent further losses of value in its derivatives holdings and the Portfolio's liquidity may be impaired to the extent that it has a substantial portion of its otherwise liquid assets marked as segregated to cover its obligations under such derivative instruments. The Portfolio may also be required to take or make delivery of an underlying instrument that the manager would otherwise have attempted to avoid. Some derivatives can be particularly sensitive to changes in interest rates or other market prices. Investors should bear in mind that, while the Portfolio intends to use derivative strategies on a regular basis, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if Franklin elects not to do so due to availability, cost or other factors.


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42  Detailed Portfolio Information

Income Risk. Since the Portfolio can only distribute what it earns, the Portfolio's distributions to shareholders may decline when interest rates fall.


Non-Diversification Risk. The Portfolio is a non-diversified fund. It may invest a greater portion of its assets in the securities of any one issuer, and invest in a smaller number of issuers overall than a diversified fund. The Portfolio may be more sensitive to economic, business, political or other changes affecting similar issuers or securities, which may result in greater fluctuation in the value of the Portfolio's shares. The Portfolio intends, however, to meet certain tax diversification requirements.


Portfolio Turnover Risk. Franklin's attempt to keep the portfolio of bonds at an optimum level of interest rate sensitivity may cause the Portfolio's portfolio turnover rate to be high. High turnover will increase the Portfolio's transaction costs.

In addition to the main risks discussed above, an investment in the Portfolio may also be subject to the following risks:

            Call Risk                       Portfolio Risk
            Euro Conversion Risk            Prepayment Risk
            Extension Risk                  Securities Lending Risk
            Inflation Risk                  Short-Term Trading Risk
            Market Risk                     Sub-Prime Mortgage Risk
            Non-Agency Securities Risk


A detailed description of these risks is set forth in "Defining Risks" below.
Additional risk information is provided in the Statement of Additional
Information.


Money Market Portfolio

Money Market Portfolio seeks maximum current income to the extent consistent with liquidity and the preservation of capital.

Although the Portfolio seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit
Insurance Corporation.



The Portfolio invests in a variety of U.S. dollar denominated money market securities, including:

 . securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities (including bills, notes, bonds and certificates of indebtedness)

 . obligations of domestic banks, savings and loan associations, savings banks with total assets of at least $2 billion (including certificates of deposit, bank notes, commercial paper, time deposits and bankers' acceptances)

 . U.S. dollar denominated obligations of U.S. branches or agencies of foreign banks with total assets of at least $2 billion

 . U.S. dollar denominated obligations of Canadian chartered banks and London branches of U.S. banks with total assets of at least $2 billion

 . U.S. dollar denominated securities issued by foreign governments and companies and publicly traded in the United States

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
                                            Detailed Portfolio Information  43




 . obligations of supranational entities such as the International Bank for Reconstruction and Development

 . domestic corporate, domestic limited partnership and affiliated foreign corporate obligations (including commercial paper, notes and bonds, as well as asset-backed commercial paper and other asset-backed securities)

 .  shares of other investment companies that qualify as money market funds

In addition, the Portfolio may invest lesser portions of its assets in restricted and illiquid securities, and in repurchase agreement and reverse repurchase agreement transactions.

The Portfolio invests only in high quality securities. Generally, the Portfolio may purchase only securities rated within the two highest short-term rating categories of one or more national rating agencies. The Portfolio only invests in securities that mature in 397 calendar days or less from the date of purchase. The Portfolio maintains an average weighted maturity of 90 days or less.

The Portfolio will invest in shares of other money market funds when it cannot invest as efficiently in other money market securities or when Advantus Capital otherwise believes that the return and liquidity features of a money market fund are beneficial relative to other types of investment options. To the extent the Portfolio invests in shares of another money market fund, it will indirectly absorb its pro rata share of such fund's operating expenses, including investment advisory and administrative fees, which will reduce the Portfolio's return on such investment relative to investment alternatives that do not include such expenses.


The market for commercial paper and other money market securities is highly liquid, but individual securities purchased by the Portfolio may be subject to the risk of reduced liquidity due to changes in quality ratings or changes in general market conditions which adversely affect particular securities or the broader short-term debt market as a whole. In addition, the Portfolio may, at the time of purchase, invest up to 10% of its net assets in illiquid securities, and may also invest without limit in securities whose disposition is restricted under the federal securities laws but which have been determined by Advantus Capital to be liquid under liquidity guidelines adopted by the
Fund's Board of Directors. Investments in illiquid and restricted securities present greater risks inasmuch as such securities may only be resold subject to statutory or regulatory restrictions, or if the Portfolio bears the costs of registering such securities. The Portfolio may, therefore, be unable to dispose of such securities as quickly as, or at prices as favorable as those for, comparable but liquid or unrestricted securities. As of December 31, 2009, the
Portfolio had none of its net assets invested in illiquid securities, and    %
of its net assets invested in restricted securities deemed liquid pursuant to the liquidity guidelines. Advantus Capital continuously monitors the liquidity of portfolio securities and may determine that, because of a reduction in liquidity subsequent to purchase, securities which originally were determined to be liquid have become illiquid. This could result in more than 10% of the
Portfolio's net assets being invested in illiquid securities.


A description of the Fund's policies and procedures with respect to the disclosure of the Portfolio's holdings of securities is available in the Statement of Additional Information.

Risks. An investment in the Portfolio is subject to the following risks:

  .  Credit Risk                         .  Liquidity Risk
  .  Diversification Risk                .  Market Risk
  .  Foreign Securities Risk             .  Non-Agency Securities Risk
  .  Income Risk                         .  Portfolio Risk
  .  Inflation Risk                      .  Stable Price Risk
  .  Interest Rate Risk                  .  Sub-Prime Mortgage Risk


A detailed description of these risks is set forth in "Defining Risks" below.
Additional risk information is provided in the Statement of Additional
Information.


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



Mortgage Securities Portfolio

Mortgage Securities Portfolio seeks a high level of current income consistent with prudent investment risk.


The Portfolio's benchmark index is the Barclays Capital Mortgage-Backed
Securities Index (the "Index"). The Index is an unmanaged benchmark composite which covers the mortgage-backed pass through securities of the Government
National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation
(FHLMC) and Federal National Mortgage Association (FNMA). The Index includes fixed-rate and hybrid ARM pass through securities. The Portfolio has invested in and continues to invest in securities that are not included in the Index, including CMOs, asset-backed securities, and commercial mortgage-backed securities. At times, a very substantial percentage of securities held by the Portfolio may be securities not included in the Index. Additionally, the Portfolio Manager determines the appropriate security position size and the Portfolio will typically hold security position sizes (generally referenced as a percentage of total portfolio holdings) that are not in the same proportion as that security or a similar security represents in the Index. Sector exposure for the Portfolio is determined by the Portfolio Manager, and may vary significantly from the Index exposure.


Under normal circumstances, the Portfolio invests at least 80% of its net assets (exclusive of collateral received in connection with securities lending) in mortgage-related securities. The 80% investment policy is not fundamental, which means it may be changed without the vote of a majority of the Portfolio's outstanding shares, but the shareholders will be notified in writing at least
60 days prior to any change of this policy. The Portfolio invests a major portion of its assets in high and investment-grade securities representing interests in pools of mortgage loans. In addition, the Portfolio may invest in a variety of other mortgage-related securities including collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities.


In selecting mortgage-related securities, Advantus Capital considers a variety of factors, including security pricing, prepayment risk, credit quality, liquidity, the collateral securing the underlying loan (i.e., residential versus commercial real estate) and the type of underlying mortgage loan (i.e., a 30-year fully-amortized loan versus a 15-year fully-amortized loan). Advantus
Capital also considers current and expected trends in economic conditions, interest rates and the mortgage market, and selects securities which, in its judgment, are likely to perform well in those circumstances.

The market for mortgage-related securities is generally liquid, but individual mortgage-related securities purchased by the Portfolio may be subject to the risk of reduced liquidity due to changes in quality ratings or changes in general market conditions which adversely affect particular mortgage-related securities or the broader mortgage securities market as a whole. In addition, the Portfolio may, at the time of purchase, invest up to 15% of its net assets in illiquid securities, and may also invest without limit in securities whose disposition is restricted under the federal securities laws but which have been determined by Advantus Capital to be liquid under liquidity guidelines adopted by the Fund's Board of Directors. Investments in illiquid and restricted securities present greater risks inasmuch as such securities may only be resold subject to statutory or regulatory restrictions, or if the Portfolio bears the costs of registering such securities. The Portfolio may, therefore, be unable to dispose of such securities as quickly as, or at prices as favorable as those for, comparable but liquid or unrestricted securities. As of December 31, 2009,
the Portfolio had    % of its net assets invested in illiquid securities, and
   % of its net assets invested in restricted securities deemed liquid pursuant to the liquidity guidelines. Advantus Capital continuously monitors the liquidity of portfolio securities and may determine that, because of a reduction in liquidity subsequent to purchase, securities which originally were determined to be liquid have become illiquid. This could result in more than
15% of the Portfolio's net assets being invested in illiquid securities. An additional consideration in selecting securities is the availability of a market price for a particular security. Advantus Capital may choose not to buy a security or to hold a lesser amount of a security if a market price for such security is not readily available. Advantus Capital may still buy or hold a security for which a market price is not readily available, but such securities must then be valued at fair value in accordance with valuation policies and procedures approved by the Fund's Board of Directors.


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





Interests in pools of mortgage loans provide the security holder the right to receive out of the underlying mortgage loans periodic interest payments at a fixed rate and a full principal payment at a designated maturity or call date.
Scheduled principal, interest and other payments on the underlying mortgage loans received by the sponsoring or guarantor entity are then distributed or "passed through" to security holders net of any service fees retained by the sponsor or guarantor. Additional payments passed through to security holders could arise from the prepayment of principal resulting from the sale of residential property, the refinancing of underlying mortgages, or the foreclosure of residential property. In "pass through" mortgage loan pools, payments to security holders will depend on whether mortgagors make payments to the pooling entity on the underlying mortgage loans.

The Portfolio may invest in government or government-related mortgage loan pools or private mortgage loan pools. In government or government-related mortgage loan pools, the U.S. government or certain agencies guarantee to mortgage pool security holders the payment of principal and interest. The principal governmental guarantors of mortgage-related securities are the Government National Mortgage Association (GNMA), the Federal National Mortgage
Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC).
Although FNMA and FHLMC may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. FNMA and FHLMC generally guarantee payment of principal and interest on mortgage loan pool securities issued by certain pre-approved institutions (i.e., savings and loan institutions, commercial banks and mortgage bankers). In September of 2008, the Federal Housing Finance Agency was appointed as conservator of FNMA and FHLMC. As part of this appointment the U.S. Treasury agreed to provide additional capital to FNMA and FHLMC. GNMA securities are supported by the U.S.
Treasury.


The Portfolio may also invest in private mortgage loan pools sponsored by commercial banks, insurance companies, mortgage bankers and other private financial institutions. Mortgage pools created by these non- governmental entities offer a higher rate of interest than government or government related securities. Unlike government agency sponsored mortgage loan pools, payment of interest and payment to investors is not guaranteed.


The Portfolio may also invest a major portion of its assets in CMOs, asset-backed securities, and stripped mortgage-backed securities. CMOs are debt obligations issued by both government agencies and private special-purpose entities that are collateralized by residential or commercial mortgage loans.
Unlike traditional mortgage loan pools, CMOs allocate the priority of the distribution of principal and level of interest from the underlying mortgage loans among various series. Each series differs from another in terms of the priority right to receive cash payments from the underlying mortgage loans.
Each series may be further divided into classes in which the principal and interest payments payable to classes in the same series may be allocated.
For instance, a certain class in a series may have right of priority over another class to receive principal and interest payments. Moreover, a certain class in a series may be entitled to receive only interest payments while another class in the same series may be only entitled to receive principal payments. As a result, the timing and the type of payments received by a CMO security holder may differ from the payments received by a security holder in a traditional mortgage loan pool.

Asset-backed securities usually represent interests in pools of consumer loans
(typically trade, credit card or automobile receivables). The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, the quality of the servicing of the receivables, and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities may depend on the rate of principal payments received on the underlying assets which in turn may be affected by a variety of economic and other factors.


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



Stripped mortgage-backed securities also represent ownership interests in a pool of mortgages. However, the stripped mortgage-backed securities are separated into interest and principal components. The interest component only allows the security holder to receive the interest portion of cash payments, while the principal component only allows the security holder to receive the principal portion of cash payments.

To help manage the average duration of its portfolio of fixed income securities, or to attempt to hedge against the effects of interest rate changes on current or intended investments in fixed rate securities, the Portfolio may invest to a limited extent in futures contracts or other derivatives. Generally speaking, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock or bond) or a market index.
The Portfolio will not use derivatives for speculation or for the purpose of leveraging (magnifying) investment returns.

As a rule of thumb, a portfolio of fixed income securities (including mortgage-related securities) experiences a decrease in principal value with an increase in interest rates. The extent of the decrease in principal value may be affected by the Portfolio's duration of its portfolio of mortgage-related securities. Duration measures the relative price sensitivity of a security to changes in interest rates. "Effective" duration takes into consideration the likelihood that a security will be called or prepaid prior to maturity given current interest rates. Typically, a security with a longer duration is more price sensitive than a security with a shorter duration. In general, a portfolio of mortgage-related securities experiences a percentage decrease in principal value equal to its effective duration for each 1% increase in interest rates. For example, if the Portfolio holds securities with an effective duration of five years and interest rates rise 1%, the principal value of such securities could be expected to decrease by approximately 5%. The
Portfolio expects that under normal circumstances the effective duration of its investment portfolio will range from one to seven years.

In addition, the Portfolio may invest lesser portions of its assets in non-investment grade mortgage-related securities, securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, convertible and non- convertible investment-grade and non-investment grade corporate debt securities, securities of other investment companies, direct mortgage investments, interest rate and other bond futures contracts, and options on futures contracts, swap agreements, credit default swaps, options (the
Portfolio may purchase, sell and write put and call options), asset-backed and stripped asset-backed securities, U.S. dollar denominated mortgage-related securities issued by foreign governments and companies and traded in the U.S., repurchase agreement transactions, when-issued or forward commitment transactions, mortgage dollar rolls, certificates of deposit, bankers acceptances, and cash and cash equivalents, including commercial paper and other money market securities. To generate additional income, the Portfolio may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

A description of the Fund's policies and procedures with respect to the disclosure of the Portfolio's holdings of securities is available in the Statement of Additional Information.

Risks. An investment in the Portfolio is subject to the following risks:

  .  Call Risk                           .  Interest Rate Risk
  .  Concentration Risk                  .  Liquidity Risk
  .  Credit Risk                         .  Market Risk
  .  Derivatives Risk                    .  Non-Agency Securities Risk
  .  Diversification Risk                .  Portfolio Risk
  .  Extension Risk                      .  Prepayment Risk
  .  Foreign Securities Risk             .  Short-Term Trading Risk
  .  Income Risk                         .  Sub-Prime Mortgage Risk
  .  Inflation Risk


A detailed description of these risks is set forth in "Defining Risks" below.
Additional risk information is provided in the Statement of Additional
Information.


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                                            Detailed Portfolio Information  47

Real Estate Securities Portfolio

Real Estate Securities Portfolio seeks above average income and long-term growth of capital.

Under normal circumstances, at least 80% of the Portfolio's net assets (exclusive of collateral received in connection with securities lending) will be invested in real estate and real estate-related securities. The 80% investment policy is not fundamental, which means it may be changed without the vote of a majority of the Portfolio's outstanding shares, but the shareholders will be notified in writing at least 60 days prior to any change of this policy.

The Portfolio will primarily invest in real estate and real estate-related equity securities (including securities convertible into equity securities). The Portfolio does not invest directly in real estate.

"Real estate securities" include securities issued by companies that receive at least 50% of their gross revenue from the construction, ownership, management, financing or sale of residential, commercial or industrial real estate. Real estate securities issuers typically include real estate investment trusts (REITs), Real Estate Operating Companies (REOCs), real estate brokers and developers, real estate managers, hotel franchisers, real estate holding companies and publicly traded limited partnerships.

"Real estate-related securities" include securities issued by companies primarily engaged in businesses that sell or offer products or services that are closely related to the real estate industry. Real estate-related securities issuers typically include construction and related building companies, manufacturers and distributors of building supplies, financial institutions that issue or service mortgages and resort companies.

Most of the Portfolio's real estate securities portfolio will consist of securities issued by REITs and REOCs that are listed on a securities exchange or traded over-the-counter. A REIT is a corporation or trust that invests in fee or leasehold ownership of real estate, mortgages or shares issued by other REITs and that receives favorable tax treatment provided it meets certain conditions. REITs may be characterized as equity REITs (i.e., REITs that primarily invest in fee ownership and leasehold ownership of land), mortgage REITs (i.e., REITs that primarily invest in mortgages on real estate and other real estate debt) or hybrid REITs which invest in both fee and leasehold ownership of land and mortgages. The Portfolio mostly invests in equity REITs but also invests lesser portions of its assets in mortgage REITs and hybrid REITs. A REIT that meets the applicable requirements of the Internal Revenue Code of 1986 may deduct dividends paid to shareholders, effectively eliminating any corporate level federal tax. As a result, REITs are able to distribute a larger portion of their earnings to investors than other corporate entities subject to the federal corporate tax. There is the risk that a REIT held by the Portfolio will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs indirectly through the Portfolio, in addition to bearing a proportionate share of the expenses of the Portfolio, investors will also indirectly bear similar expenses of the REITs in which the Portfolio invests. A REOC is typically structured as a "C" corporation under the tax code and is not required to distribute any portion of its income. A REOC, therefore, does not receive the same favorable tax treatment that is accorded a REIT. In addition, the value of the Portfolio's securities issued by REOCs may be adversely affected by income streams derived from businesses other than real estate ownership.


The Portfolio may also invest in exchange-traded funds (ETFs) that replicate a REIT or real estate stock index or a basket of REITs or real estate stocks. The Portfolio may also invest in leveraged ETFs that attempt to provide enhanced returns, or inverse returns, on such indices or baskets. Enhanced or inverse return ETFs present greater opportunities for investment gains but also present correspondingly greater risk of loss. For instance, if the Portfolio invests in a leveraged ETF that attempts to double the return of an index, the ETF's value would increase or decrease approximately twice the percentage of the underlying index. If the Portfolio invests in a leveraged ETF that attempts to provide the inverse return of an index, the ETF's value would increase or


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



decrease approximately the opposite percentage of the underlying index. Leveraged ETFs are complex, carry substantial risks, and are generally used to increase or decrease the Portfolio's exposure to the underlying index on a short-term basis. Most leveraged ETFs reset daily and seek to achieve their objectives on a daily basis. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index.


The Portfolio may invest in securities of small, mid and large capitalization companies. Advantus Capital assesses an investment's potential for sustainable earnings growth over time. In selecting securities, Advantus Capital considers factors such as a company's financial condition, financial performance, quality of management, policies and strategies, real estate properties and comparative market position.


In addition, the Portfolio may invest lesser portions of its assets in securities issued by companies outside of the real estate industry. The Portfolio may also invest in non-real estate related equity securities, warrants, preferred stock, convertible debt securities, investment-grade fixed income securities, securities of other investment companies, repurchase agreement transactions, master limited partnerships, restricted and illiquid securities, stock index futures contracts and options on futures contracts, options (the Portfolio may purchase, sell and write put and call options), swap agreements, securities issued by foreign governments and companies, American Depository Receipts, securities purchased on a when issued or forward commitment basis, certificates of deposit, bankers acceptances, and cash and cash equivalents, including commercial paper and other money market securities. To generate additional income, the Portfolio may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.


A description of the Fund's policies and procedures with respect to the disclosure of the Portfolio's holdings of securities is available in the Statement of Additional Information.

Risks. An investment in the Portfolio is subject to the following risks:

         Company Risk                 Market Risk
         Concentration Risk           Mid Size Company Risk
         Credit Risk                  Non-Agency Securities Risk
         Derivatives Risk             Portfolio Risk
         Diversification Risk         Prepayment Risk
         Extension Risk               Real Estate Risk
         Foreign Securities Risk      REIT-Related Risk
         Income Risk                  Sector Risk
         Inflation Risk               Securities Lending Risk
         Interest Rate Risk           Short-Term Trading Risk
         Large Company Risk           Small and Micro-Cap Company Risk
         Limited Portfolio Risk       Sub-Prime Mortgage Risk


A detailed description of these risks is set forth in "Defining Risks" below.


Investment Practices Common to the Portfolios

In an attempt to respond to adverse market, economic, political or other conditions, each of the Portfolios may also invest for temporary defensive purposes in cash and various short-term cash equivalent items without limit. When investing for temporary defensive purposes, a Portfolio may not always achieve its investment objective. See "Investment Objective and Policies
-- Defensive Purposes" in the Statement of Additional Information for further details.



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



Defining Risks


Investment in each Portfolio involves risks. A Portfolio's yield and price are not guaranteed, and the value of an investment in a Portfolio will go up or down. The value of an investment in a particular Portfolio may be affected by the risks of investing in that Portfolio as identified for each Portfolio in "Detailed Portfolio Information" above. The following glossary describes those identified risks associated with investing in the Portfolios.


 . Call Risk - is the risk that securities with high interest rates (or other attributes that increase debt cost) will be prepaid by the issuer prior to maturity, particularly during periods of falling interest rates. In general, an issuer will call its debt securities if they can be refinanced by issuing new securities with a lower interest rate. The Portfolio is subject to the possibility that during periods of falling interest rates, an issuer will call its securities. As a result, the Portfolio would have to reinvest the proceeds in other securities with generally lower interest rates, resulting in a decline in the Portfolio's income.

 . Company Risk - is the risk that individual securities may perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company. In addition, the volatility of a company's income or share price may be greater because of the amount of leverage on the company's balance sheet.

 . Concentration Risk - is the risk that the Portfolio's performance may be more susceptible to a single economic, regulatory or technological occurrence than an investment portfolio that does not concentrate its investments in a single industry. The Portfolio is subject to concentration risk if the Portfolio invests more than 25% of its total assets in a particular industry. The Mortgage Securities and Real Estate Securities
    Portfolios each concentrates its investments in a single industry.

 . Credit Risk - is the risk that an issuer of a debt security, asset-backed or mortgage-backed security (or an underlying obligor) or other fixed income obligation will not make payments on the security or obligation when due, or that the other party to a contract will default on its obligation.
    There is also the risk that an issuer could suffer adverse changes in financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and in shares of the Portfolio. Also, a change in the quality rating of a debt security or other fixed income obligation can affect the security's or obligation's liquidity and make it more difficult to sell. The Portfolio may attempt to minimize credit risk by investing in debt securities and other fixed income obligations considered at least investment grade at the time of purchase. However, all of these securities and obligations, especially those in the lower investment grade rating categories, have credit risk. In adverse economic or other circumstances, issuers of these lower rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher rated securities and obligations. If the Portfolio purchases unrated securities and obligations, it will depend on its investment adviser's or sub-adviser's analysis of credit risk more heavily than usual.

 . Currency Risk - is the risk that changes in foreign currency exchange rates will increase or decrease the value of foreign securities or the amount of income or gain received on such securities. A strong U.S. dollar relative to these other currencies will adversely affect the value of the Portfolio.
    Attempts by the Portfolio to minimize the effects of currency fluctuations through the use of foreign currency hedging transactions may not be successful or the Portfolio's hedging transactions may cause the Portfolio to be unable to take advantage of a favorable change in the value of foreign currencies.

 . Derivatives Risk - is the risk associated with investing in a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or index. A Portfolio typically uses

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


   derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Index 400 Mid- Cap and Index
    500 Portfolios may invest, to a limited extent, in derivatives solely to help stay fully invested and to reduce transaction costs. Derivatives may also be used for leverage, in which case their use would likely accentuate a particular risk related to the derivative. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivative contract could also default, resulting in losses to the Portfolio.

 . Diversification Risk - is the risk that, as a result of investing more than 5% of its total assets in the securities of a single issuer, the Portfolio's performance may be more susceptible to a single economic, regulatory or technological occurrence than a more diversified investment portfolio. A Portfolio (other than International Bond Portfolio) may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of a single issuer. With respect to the other 25% of its total assets, however, a Portfolio is subject to diversification risk if it invests more than 5% of its total assets in the securities of a single issuer. As a non-diversified investment company, International Bond
    Portfolio may particularly be subject to diversification risk since the Portfolio may invest more than 5% of its total assets in the securities of a single issuer with respect to 100% of its total investment portfolio.

 . Euro Conversion Risk - is the risk that the value of foreign securities of companies located in European Monetary Union (EMU) countries may decrease due to market volatility resulting from the conversion of certain EMU country currencies to the Euro. It is not possible to predict the impact of the Euro on the business or financial condition of European issues or on the Portfolio. The transition and the elimination of currency risk among EMU countries may change the economic environment and behavior of investors, particularly in European markets. To the extent the Portfolio holds non-U.S. dollar (Euro or other) denominated securities, it will still be exposed to currency risk due to fluctuations in those currencies versus the U.S. dollar.

 . Extension Risk - is the risk that rising interest rates could cause property owners to prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-related securities.

 . Foreign Securities Risk - is the risk that the value of foreign companies or foreign government securities held by the Portfolio may be subject to greater volatility than domestic securities. Risks of foreign securities include, among other things:

    Political and Economic Risks. Investing in foreign securities is subject to the risk of political, social or economic instability in the country of the issuer of the security, the difficulty of predicting international trade patterns, the possibility of exchange controls, expropriation, limits on currency removal or nationalization of assets.

    Foreign Tax Risk. The Portfolio's income from foreign issuers may be subject to non-U.S. withholding taxes. In some countries, the Portfolio may be subject to taxes on trading profits and, on certain securities transactions, transfer or stamp duties. To the extent foreign income taxes are paid by the Portfolio, U.S. shareholders may be entitled to a credit or deduction for U.S. tax purposes.

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

    Foreign Investment Restriction Risk. Some countries, particularly emerging market countries, restrict to varying degrees foreign investment in their securities markets. In some circumstances, these restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.

    Foreign Securities Market Risk. Securities of many foreign companies may be less liquid and their prices more volatile than securities of domestic companies. Securities of companies traded outside the U.S. may be subject to further risks due to the inexperience of local brokers and financial institutions, the possibility of permanent or temporary termination of trading, and greater spreads between bid and asked prices for securities. Moreover, foreign stock exchanges and brokers are subject to less governmental regulation, and commissions may be higher than in the U.S. In addition, there may be delays in the settlement of foreign stock exchange transactions.

    Information and Remedies Risk. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements that apply to domestic companies. As a result, less information may be available to investors concerning foreign issuers. In addition, the Portfolio may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with domestic companies in domestic courts.


 . Income Risk - is the risk that the Portfolio may experience a decline in its income due to falling interest rates, earnings declines or income decline within a security.


 . Index Performance Risk - is the risk that the Portfolio's ability to replicate the performance of a particular securities index may be affected by, among other things, changes in securities markets, the manner in which the index's sponsor calculates the applicable securities index, the amount and timing of cash flows into and out of the Portfolio, commissions, settlement fees and other expenses.

 . Inflation Risk - is the risk that inflation will erode the purchasing power of the value of securities held by the Portfolio or the value of the Portfolio's dividends. Fixed-rate debt securities may be more susceptible to this risk than floating-rate debt securities or equity securities, whose value and dividends may increase in the future.


 . Interest Rate Risk - is the risk that the value of a debt security, mortgage-backed security or fixed income obligation will decline due to changes in market interest rates. Generally, when interest rates rise, the value of such a security or obligation decreases. Conversely, when interest rates decline, the value of a debt security, mortgage-backed security or fixed income obligation generally increases. Long-term debt securities, mortgage-backed securities and fixed income obligations are generally more sensitive to interest rate changes. When market interest rates have been high or low for quite some time, an upward or downward movement in interest rates could be sudden and not well anticipated by the market or the Portfolio's investment advisor or both. Such an up or down swing in interest rates could negatively impact Portfolio's performance to a greater extent than would be typical during normal market conditions.


 . Large Company Risk - is the risk that a portfolio of large capitalization company securities may underperform the market as a whole.

 . Limited Portfolio Risk - is the risk that an investment in the Portfolio may present greater volatility, due to the limited number of issuers of real estate and real estate-related securities, than an investment in portfolio of securities selected from a greater number of issuers. The Portfolio is subject to limited portfolio risk because the Portfolio may invest in a smaller number of individual issuers than other portfolios.

 . Liquidity Risk - is the risk that a debt security, mortgage-backed security or fixed income obligation purchased by a Portfolio, including restricted securities determined by the Portfolio's investment adviser

52  Detailed Portfolio Information

   to be liquid at the time of purchase, may prove to be illiquid or otherwise subject to reduced liquidity due to changes in market conditions or quality ratings, or to errors in judgment by the investment adviser.


 . Market Risk - is the risk that equity and debt securities are subject to adverse trends in equity and debt markets. Securities held by a Portfolio are subject to price movements due to changes in general economic conditions, the level of prevailing interest rates, investor perceptions of the market and defaults or volatility in securities not held by a Portfolio but that impact general market trends and conditions. In addition, prices are affected by the outlook for overall corporate profitability. Market prices of equity securities are generally more volatile than debt securities. This may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer or the market as a whole.
    In addition, market risk may affect a portfolio of equity securities of micro, small, mid, large and very large capitalization companies and/or equity securities believed by a Portfolio's investment adviser or sub-adviser to be undervalued or exhibit above average sustainable earnings growth potential. As a result, a portfolio of such equity securities may underperform the market as a whole.


 . Mid Size Company Risk - is the risk that securities of mid capitalization companies may be more vulnerable to adverse developments than those of larger companies due to such companies' limited product lines, limited markets and financial resources and dependence upon a relatively small management group.

 . Non-Agency Securities Risk - is the risk that payments on a security will not be made when due, or the value of such security will decline, because the security is not issued or guaranteed as to principal or interest by the U.S. Government or by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. Government. These securities may include but are not limited to securities issued by non-government entities which can include instruments secured by obligations of prime, Alt A, and sub-prime residential mortgage borrowers. Non-agency securities also may include asset-backed securities (which represent interests in auto, consumer and/or credit card loans) and commercial mortgage-backed securities (which represent interests in commercial mortgage loans).

    Non-agency securities can present valuation and liquidity issues and be subject to precipitous downgrades (or even default) during time periods characterized by recessionary market pressures such as falling home prices, rising unemployment, bank failures and/or other negative market stresses. The risk of non-payment by the issuer of any non-agency security increases when markets are stressed.

 . Portfolio Risk - is the risk that Portfolio performance may not meet or exceed that of the market as a whole. The performance of the Portfolio will depend on the Portfolio's investment adviser's or sub- adviser's judgment of economic and market policies, trends in investment yields and monetary policy.

 . Prepayment Risk - is the risk that falling interest rates could cause prepayments of mortgage-related securities to occur more quickly than expected. This occurs because, as interest rates fall, more property owners refinance the mortgages underlying these securities. The Portfolio must reinvest the prepayments at a time when interest rates on new mortgage investments are falling, reducing the income of the Portfolio. In addition, when interest rates fall, prices on mortgage-related securities may not rise as much as for other types of comparable debt securities because investors may anticipate an increase in mortgage prepayments.

 . Real Estate Risk - is the risk that the value of the Portfolio's investments may decrease due to fluctuations in rental income, overbuilding and increased competition, casualty and condemnation losses, environmental costs and liabilities, extended vacancies of property, lack of available mortgage funds, government regulation and limitations, increases in property taxes, cash flow dependency, declines in real estate value, physical depreciation of buildings, inability to obtain project financing, increased operating costs and changes in general or local economic conditions.

                                            Detailed Portfolio Information  53

 . Reit-Related Risk - is the risk that the value of the Portfolio's equity REIT securities will be adversely affected by changes in the value of the underlying property. In addition, the value of equity or mortgage REITs could be adversely affected if the REIT fails to qualify for tax-free pass through income under the Internal Revenue Code of 1986 (as amended), or maintain its exemption from registration under the Investment Company Act of 1940. In addition, REITs may be limited in their ability to maintain sufficient short-term liquidity in the event of an unforeseen or sudden decline in asset values and/or income because REITs are required to limit the amount of cash retained from business activities in order to maintain their REIT status under the Internal Revenue Code.

 . Sector Risk - is the risk that the securities of companies within specific industries or sectors of the economy can periodically perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a company.

 . Securities Lending Risk - is the risk that the Portfolio may experience a delay in the recovery of loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduce these risks, the Portfolio enters into loan arrangements only with institutions that the Portfolio's investment adviser or sub-adviser has determined are creditworthy. In addition, the investment of the cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk and other risks that are present in the market, and, as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. This could result in losses incurred by the Portfolio.

 . Short-Term Trading Risk - is the risk that a Portfolio may trade securities frequently and hold securities in its portfolio for one year or less. Frequent purchases and sales of securities will increase the Portfolio's transaction costs. Factors that can lead to short-term trading include market volatility, a significant positive or negative development concerning a security, an attempt to maintain a Portfolio's market capitalization target, and the need to sell a security to meet redemption activity.

 . Small and Micro-Cap Company Risk - is the risk that equity securities of small and micro-cap capitalization companies are subject to greater price volatility due to, among other things, such companies' small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling securities of micro-cap and small capitalization companies at the desired time and place.

 . Stable Price Risk - is the risk that the Money Market Portfolio will not be able to maintain a stable share price of $1.00. There may be situations where the Portfolio's share price could fall below $1.00, which would reduce the value of an investor's account.

 . Sub-Prime Mortgage Risk - is the risk that an issuer of a security will not make payments on the security when due, or the value of such security will decline, because the issuer owns (or has exposure to) mortgage notes (or other obligations) payable by "sub-prime" or "Alt A" borrowers. Loans to Alt A borrowers are underwritten using standards that are more liberal than those for prime borrowers, such as high loan-to-value ratios and less documentation of borrower income or assets, but not as liberal as those for sub-prime borrowers. Sub-prime borrowers typically have weakened credit histories that include payment delinquencies, and possibly more severe problems such as charge-offs, judgments and bankruptcies. They may also display reduced repayment capacity as measured by credit scores, debt-to-income ratios, or other criteria that may encompass borrowers with incomplete credit histories.

54  Detailed Portfolio Information

   Sub-prime loans are loans to borrowers displaying one or more of these characteristics at the time of origination or purchase. Loans to sub-prime or Alt A borrowers have a higher risk of default than loans to prime borrowers.

    Various types of mortgage-related securities exist -- such as collateralized mortgage obligations and structured investments -- which may invest substantially in obligations of sub-prime or Alt A borrowers. Such securities may be rated investment grade and even AAA or A-1/P-1, but are nonetheless subject to the risk of precipitous downgrades, and even default, if borrowers are delinquent or in default.

    Securities which invest substantially in obligations of sub-prime or Alt A borrowers are more likely to present valuation problems, and are more likely to become less liquid (or even illiquid), than securities which do not invest substantially in obligations of sub-prime or Alt A borrowers.

                                            Detailed Portfolio Information  55

                         Management of the Portfolios

Advantus Capital Management, Inc.

The investment adviser of each of the Portfolios is Advantus Capital Management, Inc. (Advantus Capital), 400 Robert Street North, St. Paul, Minnesota 55101, which has managed the Fund's assets since May 1, 1997. Since its inception in 1994, Advantus Capital has also managed investment portfolios for various private accounts, including its affiliate, Minnesota Life Insurance Company (Minnesota Life), and has provided investment sub-advisory services for various unaffiliated mutual funds. Advantus Capital manages the Fund's investments and furnishes all necessary office facilities, equipment and personnel for servicing the Fund's investments. Both Advantus Capital and Minnesota Life are wholly-owned subsidiaries of Securian Financial Group, Inc.
(SFG), which is a second-tier subsidiary of a mutual insurance holding company called Minnesota Mutual Companies, Inc. Personnel of Advantus Capital also manage Minnesota Life's investment portfolio. In addition, Minnesota Life serves as administrative services agent to the Fund.

The Fund and Advantus Capital have obtained an exemptive order from the SEC allowing them to use a "manager of managers" strategy related to management of the Fund. Under this strategy, Advantus Capital may select new Portfolio investment sub-advisers upon the approval of the Fund's Board of Directors and without shareholder approval. Advantus Capital may change the terms of any investment sub-advisory agreement or continue to employ an investment sub-adviser after termination of an investment sub-advisory agreement. Investors will be notified of any investment sub-adviser changes. In any event, Fund shareholders may terminate investment sub-adviser arrangements upon a vote of the majority of the applicable outstanding Portfolio shares. Advantus Capital is responsible for overseeing sub-advisers and for recommending their hiring, termination and replacement and retains ultimate responsibility for the investment performance of each Portfolio employing a sub-adviser. Investors in the Fund (purchasers of variable life insurance policies and variable annuity contracts issued by Minnesota Life or other life insurance companies to which the Fund has sold its shares) are, in effect, electing to have Advantus Capital either manage the investment of a Portfolio's assets or select one or more sub-advisers to achieve that Portfolio's investment objective.

Franklin Advisers, Inc.

The investment sub-adviser of the International Bond Portfolio is Franklin Advisers, Inc. (Franklin), One Franklin Parkway, San Mateo, California 94403-1906. Franklin and its affiliates manage over $553 billion in assets. Franklin provides investment advice and generally conducts the investment management program for the International Bond Portfolio.


56  Management of the Portfolios

Advisory Fees

The Fund pays Advantus Capital monthly fees calculated on an annual basis for each Portfolio. Advantus Capital uses a portion of the applicable fees to pay sub-advisers. The advisory fee paid to Advantus Capital for each Portfolio during 2009, as a percentage of average daily net assets, was as follows:


                                                Aggregate Fee
                   Portfolio                   Paid During 2009
                   ---------                   ----------------
                 Bond Portfolio                      0.40%
                 Index 400 Mid-Cap Portfolio         0.15%
                 Index 500 Portfolio                 0.15%
                 International Bond Portfolio        0.60%

                      Money Market Portfolio         0.30%
                      Mortgage Securities Portfolio  0.40%

                    Real Estate Securities Portfolio  0.70%


A discussion regarding the basis of the approval by the Fund's Board of Directors, in January 2009, of the Investment Advisory Agreement with Advantus Capital and the Investment Sub-Advisory Agreement with Franklin is available in the Semiannual Report to Shareholders for the period ended June 30, 2009. An updated discussion regarding the most recent such approval of both the Investment Advisory and the Investment Sub-Advisory Agreements by the Fund's Board of Directors, on January 27, 2010, will be available in the Semiannual Report to Shareholders for the period ending June 30, 2010.

Portfolio Managers

The following persons serve as the primary portfolio managers for the Portfolios (the Statement of Additional Information provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of securities in the Fund):



                                                  Primary Portfolio       Business Experience During
Portfolio       Portfolio Manager and Title        Manager Since                Past Five Years
Bond       Christopher R. Sebald                  August 14, 2003    Executive Vice President and Chief
           Executive Vice President, Chief                           Investment Officer since July 2007,
           Investment Officer and Portfolio                          previously, for more than five years
           Manager, Advantus Capital                                 Senior Vice President and Lead
                                                                     Portfolio Manager, Advantus Capital
           Thomas B. Houghton                     April 29, 2005     Vice President and Portfolio Manager
           Vice President and Portfolio Manager,                     -- Total Return, Advantus Capital
           Advantus Capital
           David W. Land                          April 29, 2005     Vice President and Portfolio Manager,
           Vice President and Portfolio Manager,                     Advantus Capital
           Advantus Capital
Index 400  James P. Seifert                       June 30, 1999      Index Funds Portfolio Manager,
Mid-Cap    Portfolio Manager, Advantus Capital                       Advantus Capital


                                              Management of the Portfolios  57

                                                    Primary Portfolio     Business Experience During
Portfolio          Portfolio Manager and Title       Manager Since              Past Five Years
Index 500      James P. Seifert                     June 30, 1999      Index Funds Portfolio Manager,
               Portfolio Manager, Advantus Capital                     Advantus Capital
International  Michael J. Hasenstab                 January 1, 2008    Portfolio Manager/Research
Bond           Senior Vice President and Portfolio                     Analyst of Franklin since 2001,
               Manager, Franklin                                       Senior Vice President of Franklin
                                                                       since 2007


Money       Thomas B. Houghton                     August 18, 2003  Vice President and Portfolio Manager
Market      Vice President and Portfolio Manager,                   -- Total Return, Advantus Capital
            Advantus Capital
            Christopher R. Sebald                  April 29, 2005   Executive Vice President and Chief
            Executive Vice President, Chief                         Investment Officer since July 2007,
            Investment Officer and Portfolio                        previously, for more than five years
            Manager, Advantus Capital                               Senior Vice President and Lead
                                                                    Portfolio Manager, Advantus Capital
Mortgage    David W. Land                          April 5, 2004    Vice President and Portfolio Manager,
Securities  Vice President and Portfolio Manager,                   Total Return, Advantus Capital
            Advantus Capital
            Christopher R. Sebald                  August 14, 2003  Executive Vice President and Chief
            Executive Vice President, Chief                         Investment Officer since July 2007,
            Investment Officer and Portfolio                        previously, for more than five years
            Manager, Advantus Capital                               Senior Vice President and Lead
                                                                    Portfolio Manager, Advantus Capital


Real Estate  Joseph R. Betlej                       May 1, 1998       Vice President and Portfolio Manager,
Securities   Vice President and Portfolio Manager,                    Advantus Capital
             Advantus Capital
             Lowell R. Bolken                       January 13, 2006  Associate Portfolio Manager,
             Portfolio Manager, Advantus Capital                      Advantus Capital, since September
                                                                      2005; Managing Director and
                                                                      Manager, Corporate Bond Research,
                                                                      RBC Dain Rauscher, Inc., April 2001 to
                                                                      September 2005


58  Management of the Portfolios

                           Distribution Arrangements

Portfolio shares are sold only to participating life insurance company separate accounts and qualified plans (financial intermediaries) and are not offered directly to the public. Portfolio shares are currently offered only to certain separate accounts of Minnesota Life in connection with its variable life insurance policies and variable annuity contracts, and to certain other separate accounts of life insurance company affiliates of Minnesota Life. It is possible that the Fund may offer Portfolio shares to other financial intermediaries in the future. Purchases and sales of Portfolio shares may be effected only through a participating life insurance company or qualified plan. Securian Financial Services, Inc. (Securian Financial) serves as the underwriter of the Fund's shares.

The Fund has issued a separate series of its common stock for each Portfolio. Each Portfolio currently offers its shares in two classes (Class 1 and Class
2), except that Money Market Portfolio offers shares in only one class. Different expenses apply to Class 1 and Class 2 shares.

Distribution Fees

The Fund has adopted a Rule 12b-1 Distribution Plan which covers all of its Class 2 shares and its Money Market Portfolio ("Covered Portfolios"). Each Covered Portfolio pays distribution fees equal to .25% per annum of the average daily net assets of the Portfolio. These fees are paid out of the Covered Portfolio's assets on an on-going basis, which affects the Covered Portfolio's share price, and, over time, increases the cost of an investment in the Covered Portfolio. These distribution fees may also cost the purchaser of a variable life insurance policy or variable annuity contract which is invested in the Covered Portfolio more over time than other types of sales charges that may be paid in connection with the variable policy or contract. The fees are paid to Securian Financial, the Fund's underwriter, to pay for distribution-related expenses and activities in connection with the distribution of the Covered Portfolio's shares. Securian Financial may also use the fees to pay insurance companies, dealers or others for certain administrative or other non-distribution services as provided for in the Distribution Plan.

Payments to Insurance Companies

Minnesota Life, or another life insurance company issuing variable life insurance policies or variable annuity contracts that invest in the Fund's Portfolios, may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Advantus Capital may make other payments to insurance companies that are intended to compensate such companies for costs of various administrative support services they perform in connection with variable life insurance policies and variable annuity contracts that invest in the Fund's Portfolios. These services may indirectly benefit the Fund and the fees paid by Advantus Capital are in addition to any fees that may be paid by the Fund for these or other types of services. Advantus Capital currently makes such payments to Minnesota Life in amounts based on a percentage of the average daily net asset value of shares of certain Portfolios held in connection with certain Minnesota Life variable life insurance policies and variable annuity contracts. Payments in connection with such policies and contracts are equal to ..10% per annum for Class 1 and Class 2 shares of the Real Estate Securities Portfolio, and .05% per annum for Class 1 and Class 2 shares of the Bond, Mortgage Securities, Index 400 Mid-Cap and Index 500 Portfolios, except for a payment equal to .10% per annum for Class 1 shares of the Index 500 Portfolio held in connection with a designated policy. The amount of any payments described in this paragraph is determined by Advantus Capital, and all such amounts are paid out of Advantus Capital's available assets and not by the Fund. As a result, the total expense ratio of any Portfolio will not be affected by any such payments.


                                                 Distribution Arrangements  59

                            Shareholder Information

Determination of Net Asset Value

Net asset value (NAV) for one Portfolio share is equal to the Portfolio's total investments less any liabilities divided by the number of Portfolio shares. To determine NAV, a Portfolio (other than Money Market Portfolio) generally values its investments based on market quotations. Debt securities may be valued based on calculations furnished to the Portfolio by a pricing service or by brokers who make a market in such securities. A Portfolio may hold securities that are listed on foreign stock exchanges. These foreign securities may trade on weekends or other days when the Portfolio typically does not calculate NAV. As a result, the NAV of such Portfolio shares may change on days when an investor will not be able to purchase or sell Portfolio shares. NAV is generally calculated as of the close of normal trading on the New York Stock Exchange
(NYSE), typically 3:00 p.m. Central time. NAV is not calculated on: (a) days in which changes in a Portfolio's investment portfolio do not materially change the Portfolio's NAV, (b) days on which no Portfolio shares are purchased or sold, and (c) customary national business holidays on which the NYSE is closed for trading.

If market quotations are not available for certain Portfolio investments, the investments are valued based on the fair value of the investments as determined in good faith by the Advantus Capital Valuation Committee under the supervision of the Fund's Board of Directors and in accordance with Board-approved valuation policies and procedures. A Portfolio's investments will also be valued at fair value by the Valuation Committee if Advantus Capital determines that an event impacting the value of an investment occurred after the close of the security's primary exchange or market (for example, a foreign exchange or market) and before the time the Portfolio's share price is calculated. Other circumstances in which fair value pricing may be utilized include, but are not limited to: (i) when significant events occur which may affect the securities of a single issuer, such as mergers, bankruptcies or defaults; (ii) when events occur such as markets closing early or not opening, or security trading halts; or (iii) when pricing certain restricted or non-public securities. Despite best efforts, due to the subjective nature of fair value pricing there is an inherent risk that the fair value of an investment may be higher or lower than the value the Portfolio would have received if it had sold the investment. Fair value pricing may in some cases reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, fair value pricing cannot eliminate the possibility of frequent trading (see "Excessive Trading" below).

Securities in Money Market Portfolio's investment portfolio are valued on an amortized cost basis. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument's maturity, rather than looking at actual changes in the market value of the instrument.


Buying Shares

Portfolio shares may be sold only to participating life insurance company separate accounts and qualified plans (financial intermediaries) and are not offered directly to the public. Portfolio shares are currently offered only to certain of Minnesota Life's separate accounts in connection with its variable life insurance policies and variable annuity contracts, and to certain other separate accounts of life insurance company affiliates of Minnesota Life. It is possible that the Fund may offer Portfolio shares to other financial intermediaries in the future. In all cases, Portfolio shares are held in an omnibus account owned by the participating financial intermediary. Please refer to the appropriate separate account prospectus or plan documents for details. Securian Financial serves as the underwriter of the Fund's shares.

60  Shareholder Information

Eligible investors may purchase Portfolio shares on any day the NYSE is open for business. The price for Portfolio shares is equal to the Portfolio's NAV. The price for shares of Money Market Portfolio will normally be $1.00. However, there is no assurance that Money Market Portfolio will maintain the $1.00 NAV.


A purchase order will be priced at the next NAV calculated after the purchase order is received by the Fund. If a purchase order is received after the close of normal trading on the NYSE, the order will be priced at the NAV calculated on the next day the NYSE is open for trading.



Selling Shares


Portfolio shares will be sold on any day the NYSE is open for business, at the NAV next calculated after a sale order is received by the Fund. The amount an investor receives may be more or less than the original purchase price for the applicable shares. The Fund does not currently impose a redemption fee in connection with such transactions, but reserves the right to do so if the Board of Directors determines that imposing a redemption fee is in the best interest of the Fund and its shareholders or is required by law or regulation. Redemptions, like purchases, may be effected only through a participating life insurance company or qualified plan. Please refer to the appropriate separate account prospectus or plan documents for details.


Exchanging Shares


Owners of the variable life insurance policies and variable annuity contracts who invest in the Fund may exchange Class 1 shares or Class 2 shares of a Portfolio for Class 1 shares or Class 2 shares, respectively of other Portfolios (or for the Money Market Portfolio). Shares in the Money Market Portfolio acquired in an exchange for Class 1 shares or Class 2 shares may be re-exchanged for Class 1 shares or Class 2 shares, respectively. Class 1 shares cannot be exchanged for Class 2 shares, nor can Class 2 shares be exchanged for Class 1 shares. Such exchanges are also subject to both the limitations described below and the terms and any specific limitations on the exchange or "transfer" privilege described in the accompanying prospectus for those policies or contracts. An exchange will be made on the basis of the respective Portfolio's relative net asset value per Class 1 share or Class 2 share (or the Money Market Portfolio's net asset value per share).

Excessive Trading

The Board of Directors of the Fund has adopted the following as the Fund's policies and procedures with respect to frequent purchases and redemptions of Fund shares by shareholders: The Fund and its Portfolios are not intended for market timing or excessive trading, nor will the Fund knowingly accommodate such trading activity. It is also the policy of the Fund to discourage frequent purchases and redemptions of Portfolio shares when the Fund becomes aware of such activity, and, in such circumstances, to take steps to attempt to minimize the effect of excessive trading activity in affected Portfolios. Frequent trading into and out of a Portfolio can disrupt the efficient management of the Portfolio and its investment strategies, dilute the value of Portfolio shares held by long-term shareholders, and increase portfolio expenses (including brokerage or other trading costs) for all shareholders, including long-term shareholders who do not generate these expenses. The International Bond Portfolio, which invests in overseas markets, may be particularly subject to such risks resulting from time-zone arbitrage, where a market timer attempts to take advantage of pricing differences that may occur when an event impacting the value of a Portfolio investment occurs after the close of the foreign exchange or market on which the security is traded but before the time the Portfolio's share price is calculated. A Portfolio holding material amounts of thinly-traded securities may also be more susceptible to market timing risks. Fair value pricing of such securities may, in some cases, reduce the risk of frequent or excessive trading in a Portfolio, but it cannot eliminate the possibility of such trading.


                                                   Shareholder Information  61

The Fund and its agents reserve the right to reject, for any reason and without prior notice, any purchase request (including exchange purchases if permitted by the insurance company or qualified plan) by any investor or group of investors indefinitely if they believe that any combination of trading activity, including trading done in multiple accounts under common ownership or control, is attributable to market timing or is otherwise excessive or potentially disruptive to a Portfolio. In addition to refusing purchase and exchange orders, the Fund reserves the right to instruct its participating financial intermediaries to restrict the availability to their contract owners or plan participants of purchases and exchanges through telephone requests, facsimile transmissions, automated telephone services, express mail or delivery services, internet services or any other electronic transfer service if, in the judgment of the Fund, a contract owner's or plan participant's trading has been or may be disruptive to a Portfolio. The Fund watches for and attempts to detect unusual trading activity by monitoring aggregate trades in Portfolio shares placed in the omnibus accounts. When such activity is detected, the Fund will contact participating life insurance companies and qualified plans for the purpose of asking them to investigate the trading activities of their contract owners and participants, respectively, to discourage such contract owners or participants from engaging in further abusive trading, and, where appropriate, to impose restrictions on excessive trading as described above.

Although the Fund itself attempts to monitor aggregate trades in the omnibus accounts for unusual activity, the Fund relies primarily on financial intermediaries to take steps reasonably designed to detect and prevent excessive trading in the Fund. In accordance with regulations under the Investment Company Act of 1940, the Fund has entered into a shareholder information agreement with each of its financial intermediaries. Pursuant to such agreements, financial intermediaries are required, among other things, to provide to the Fund, upon request, the Taxpayer Identification Numbers of contract owners or plan participants who trade Fund shares through an omnibus account with the intermediary, as well as the amounts and dates of such transactions. Financial intermediaries are also required to implement instructions from the Fund to restrict or prohibit further purchases or exchanges of Fund shares by a contract owner or plan participant who has been identified by the Fund as being in violation of the Fund's policies prohibiting excessive trading.

The Fund will generally refuse purchase or exchange orders from a financial intermediary only in situations where such intermediary has failed to cooperate reasonably in detecting and preventing excessive trading. In addition, the Fund will generally ask a financial intermediary to impose the restrictions described above only if excessive trading by a contract owner or participant continues after the financial intermediary has requested that such trading activity cease. The Fund reserves the right to determine in any circumstance whether excessive trading has occurred, but it will not exercise discretion to do nothing in response to significant evidence of excessive trading activity.
It is also the policy of the Fund to impose the restrictions, policies and procedures described above on a uniform basis, but there may sometimes be differences in application for the reasons described in the following paragraph.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions, there can be no assurance that the Fund's efforts will identify all trades or trading practices that may be considered abusive. In addition, the Fund's ability to monitor trades that are placed by individual contract owners and plan participants through the omnibus accounts of financial intermediaries is severely limited because the Fund does not have direct access to the underlying account information for such contract owners and plan participants. There may also be legal and technological limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their contract owners and plan participants. As a result, the Fund's ability to monitor and discourage abusive trading practices in omnibus accounts owned by life insurance companies and qualified plans, or to do so on a uniform basis, may be limited. In such circumstances, the Fund and its long-term shareholders may suffer some or all of the adverse consequences of excessive trading described above.

62  Shareholder Information

Dividends and Capital Gains Distributions

Each Portfolio pays its shareholders dividends from its net investment income, and distributes any net capital gains that it has realized. Except for Money Market Portfolio, dividends and net capital gains distributions, if any, are generally paid once a year. Dividends for Money Market Portfolio are declared daily and paid on the last business day of the month. Distributions will be reinvested in additional Portfolio shares. Distributions of these additional shares are made at the NAV of the payment date. From time to time, however, the Portfolios may employ a practice known as "consent dividends." Under this method of "distributing" income, the shareholders of the Portfolios consent to treat specified amounts as dividend income for tax purposes even though dividends are not actually paid (either in cash or by reinvestment in additional shares) by the Portfolios.

Taxes

Generally. Each Portfolio is treated as a separate entity for federal income tax purposes. Since Minnesota Life and Securian Life currently are the sole shareholders of the Fund, no discussion regarding the tax consequences to Fund investors is included in this prospectus. For information concerning the tax consequences to purchasers of variable annuity contracts and variable life insurance policies issued by Minnesota Life, please see the accompanying prospectus for those contracts.

Special Portfolio Diversification Requirements. To enable a variable annuity contract or variable life insurance policy based on an insurance company separate account to qualify for favorable tax treatment under the Internal Revenue Code, the underlying investments must follow special diversification requirements that limit the percentage of assets that can be invested in securities of particular issuers. The Fund's investment program is managed to meet those requirements, in addition to other diversification requirements under the Internal Revenue Code and the Investment Company Act of 1940.


Failure by the Fund to meet those special requirements could cause earnings on a contract or policy owner's interest in an insurance company separate account, including earnings attributable to the separate account's investment in the Fund, to be taxable as income immediately. Those diversification requirements might also limit, to some degree, the Fund's investment decisions in a way that could reduce its performance.


Mixed and Shared Funding

The Fund serves as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both Minnesota Life and other affiliated and unaffiliated life insurance companies (shared funding). Shared funding also occurs when the Fund is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in the Fund at the same time, or
(ii) the owners of such policies and contracts issued by different life insurance companies to invest in the Fund at the same time or
(iii) participating qualified plans to invest in shares of the Fund at the same time as one or more life insurance companies. Neither the Fund nor Minnesota Life currently foresees any disadvantage, but if the Fund determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the Fund's Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell Fund shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

                                                   Shareholder Information  63

                             Financial Highlights

The following tables describe each Portfolio's performance for the fiscal periods indicated. "Total return" shows how much an investment in the Portfolio would have increased (or decreased) during each period, assuming an investor had reinvested all dividends and distributions. The tables do not, however, reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans, which invest in the Portfolios. If such charges and expenses were included, the total return shown below for each Portfolio would be lower. These figures have been audited by KPMG LLP, the Fund's independent registered public accounting firm, whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request.

Money Market Portfolio issues a single class of shares. Bond Portfolio, Index 400 Mid-Cap Portfolio, Index 500 Portfolio, International Bond Portfolio, Mortgage Securities Portfolio and Real Estate Securities Portfolio each offer two classes of shares: Class 1 and Class 2. Class 1 shares were registered under the Securities Act of 1933 effective November 6, 2007, but the Portfolio did not commence issuing Class 1 shares until February 11, 2008. With respect to each such Portfolio, both classes of shares are invested in the same portfolio of securities and have substantially similar annual returns, differing only to the extent that the classes do not have the same expenses. The Financial Highlights shown for Class 2 reflects a 0.25% 12b-1 distribution fee that is not charged to Class 1 shares. Because Class 1 is not subject to this 12b-1 fee, the returns for Class 1 of each such Portfolio are somewhat greater than the returns for Class 2.

Per share data for a share of capital stock and selected information for each period are as follows for each Portfolio:

Bond Portfolio

  Financial Highlights


                                                                     Class 1 Shares
                                                                             Period from
                                                                             February 11,
                                                                 Year Ended   2008(c) to
                                                                December 31, December 31,
                                                                    2009         2008
-----------------------------------------------------------------------------------------
 Net Asset Value, Beginning of Period                       $                     1.58
                                                                ----------------------
 Income from Investment Operations:
    Net Investment Income                                                          .07
    Net Gains (Losses) on Securities
     (both realized and unrealized)                                               (.28)
                                                                ----------------------
      Total from Investment Operations                                            (.21)
                                                                ----------------------
 Net Asset Value, End of Period                             $                     1.37
                                                                ======================
 Total Return (a)                                           %                   (13.53)
 Net Assets, End of Period (in thousands)                   $                      115
 Ratios to Average Net Assets:
    Expenses                                                %                      .50(b)
    Net Investment Income                                   %                     5.35(b)
 Portfolio Turnover Rate (excluding short-term securities)  %                    229.6


   (a)Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.
   (b)Adjusted to an annual basis.
   (c)The shares of the Portfolio became effectively registered under the Securities Act of 1933 on November 6, 2007, but shares were not available to the public until February 11, 2008.

64  Financial Highlights

Bond Portfolio

  Financial Highlights


                                                                               Class 2 Shares
                                                                           Year Ended December 31,
                                                                 2009     2008      2007      2006   2005(b)
-------------------------------------------------------------------------------------------------------------
 Net Asset Value, Beginning of Year                         $              1.58     1.54       1.48     1.44
                                                                --------------------------------------------
 Income from Investment Operations:
    Net Investment Income                                                   .08      .08        .07      .06
    Net Gains (Losses) on Securities
     (both realized and unrealized)                                        (.29)    (.04)      (.01)    (.02)
                                                                --------------------------------------------
      Total from Investment Operations                                     (.21)     .04        .06      .04
                                                                --------------------------------------------
 Net Asset Value, End of Year                               $              1.37     1.58       1.54     1.48
                                                                ============================================
 Total Return (a)                                           %            (13.52)    2.29(c)    4.66     2.44
 Net Assets, End of Year (in thousands)                     $           334,782  406,106    366,077  336,093
 Ratio of Expenses to Average Daily Net Assets              %               .75      .73        .74      .75
 Ratio of Net Investment Income to Average Daily Net
  Assets                                                    %              5.10     5.18       4.92     4.49
 Portfolio Turnover Rate (excluding short-term securities)  %             229.6     89.6       90.2    131.5


   (a)Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares.
   (b)Effective January 1, 2005, the Portfolio's shareholders approved an amendment to the schedule of fees paid by the Portfolio pursuant to its investment advisory agreement with Advantus Capital Management, Inc.
   (c)In 2007, 0.10% of the Portfolio's total return consisted of an unrealized gain on a guarantee and purchase agreement with SFG related to unrealized losses incurred on certain securities purchased in conjunction with the Portfolio's securities lending program. Excluding this unrealized gain, the total return would have been 2.19%.

                                                      Financial Highlights  65

Index 400 Mid-Cap Portfolio

  Financial Highlights


                                                                     Class 1 Shares
                                                                             Period from
                                                                             February 11,
                                                                 Year Ended   2008(c) to
                                                                December 31, December 31,
                                                                    2009         2008
-----------------------------------------------------------------------------------------
 Net Asset Value, Beginning of Period                       $                     1.84
                                                                ----------------------
 Income from Investment Operations:
    Net Investment Income                                                          .02
    Net Gains (Losses) on Securities
     (both realized and unrealized)                                               (.60)
                                                                ----------------------
      Total from Investment Operations                                            (.58)
                                                                ----------------------
 Net Asset Value, End of Period                             $                     1.26
                                                                ======================
 Total Return (a)                                           %                   (31.84)
 Net Assets, End of Period (in thousands)                   $                       24
 Ratios to Average Net Assets:
    Expenses                                                %                      .32(b)
    Net Investment Income                                   %                     1.33(b)
 Portfolio Turnover Rate (excluding short-term securities)  %                     24.0


   (a)Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.
   (b)Adjusted to an annual basis.
   (c)The shares of the Portfolio became effectively registered under the Securities Act of 1933 on November 6, 2007, but shares were not available to the public until February 11, 2008.

66  Financial Highlights

Index 400 Mid-Cap Portfolio

  Financial Highlights


                                                                              Class 2 Shares
                                                                          Year Ended December 31,
                                                                 2009     2008      2007     2006   2005(b)
-----------------------------------------------------------------------------------------------------------
 Net Asset Value, Beginning of Year                         $              1.98     1.84       1.68    1.50
                                                                -------------------------------------------
 Income from Investment Operations:
    Net Investment Income                                                   .02      .02        .02     .02
    Net Gains (Losses) on Securities
     (both realized and unrealized)                                        (.74)     .12        .14     .16
                                                                -------------------------------------------
      Total from Investment Operations                                     (.72)     .14        .16     .18
                                                                -------------------------------------------
 Net Asset Value, End of Year                               $              1.26     1.98       1.84    1.68
                                                                ===========================================
 Total Return (a)                                           %            (36.54)    7.44(c)    9.78   11.96
 Net Assets, End of Year (in thousands)                     $           112,397  167,993    145,021 123,649
 Ratio of Expenses to Average Daily Net Assets (b)          %               .57      .53        .56     .58
 Ratio of Net Investment Income to Average Daily Net
  Assets                                                    %              1.08     1.21       1.02    1.16
 Portfolio Turnover Rate (excluding short-term securities)  %              24.0     22.8       15.5    25.5


   (a)Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares.
   (b)Effective January 1, 2005, the Portfolio's shareholders approved an amendment to the schedule of fees paid by the Portfolio pursuant to its investment advisory agreement with Advantus Capital Management, Inc.
   (c)In 2007, 0.32% of the Portfolio's total return consisted of an unrealized gain on a guarantee and purchase agreement with SFG related to unrealized losses incurred on certain securities purchased in conjunction with the Portfolio's securities lending program. Excluding this unrealized gain, the total return would have been 7.12%.

                                                      Financial Highlights  67

Index 500 Portfolio

  Financial Highlights


                                                                     Class 1 Shares
                                                                             Period from
                                                                             February 11,
                                                                 Year Ended   2008(c) to
                                                                December 31, December 31,
                                                                    2009         2008
-----------------------------------------------------------------------------------------
 Net Asset Value, Beginning of Period                       $                     4.40
                                                                ----------------------
 Income from Investment Operations:
    Net Investment Income                                                          .06
    Net Gains (Losses) on Securities
     (both realized and unrealized)                                              (1.43)
                                                                ----------------------
      Total from Investment Operations                                           (1.37)
                                                                ----------------------
 Net Asset Value, End of Period                             $                     3.03
                                                                ======================
 Total Return (a)                                           %                   (31.26)
 Net Assets, End of Period (in thousands)                   $                       24
 Ratios to Average Net Assets:
    Expenses                                                %                      .22(b)
    Net Investment Income                                   %                     2.10(b)
 Portfolio Turnover Rate (excluding short-term securities)  %                      4.6


   (a)Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.
   (b)Adjusted to an annual basis.
   (c)The shares of the Portfolio became effectively registered under the Securities Act of 1933 on November 6, 2007, but shares were not available to the public until February 11, 2008.

68  Financial Highlights

Index 500 Portfolio

  Financial Highlights


                                                                              Class 2 Shares
                                                                          Year Ended December 31,
                                                                 2009     2008      2007     2006   2005(b)
-----------------------------------------------------------------------------------------------------------
 Net Asset Value, Beginning of Year                         $              4.82     4.59       3.98    3.81
                                                                -------------------------------------------
 Income from Investment Operations:
    Net Investment Income                                                   .08      .07        .08     .05
    Net Gains (Losses) on Securities
     (both realized and unrealized)                                       (1.87)     .16        .53     .12
                                                                -------------------------------------------
      Total from Investment Operations                                    (1.79)     .23        .61     .17
                                                                -------------------------------------------
 Net Asset Value, End of Year                               $              3.03     4.82       4.59    3.98
                                                                ===========================================
 Total Return (a)                                           %            (37.21)    5.02(c)   15.23    4.43
 Net Assets, End of Year (in thousands)                     $           372,627  637,194    669,976 661,874
 Ratio of Expenses to Average Daily Net Assets              %               .47      .48        .49     .50
 Ratio of Net Investment Income to Average Daily Net
  Assets                                                    %              1.85     1.52       1.83    1.38
 Portfolio Turnover Rate (excluding short-term securities)  %               4.6      3.5        3.6     5.5


   (a)Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares.
   (b)Effective January 1, 2005, the Portfolio's shareholders approved an amendment to the schedule of fees paid by the Portfolio pursuant to its investment advisory agreement with Advantus Capital Management, Inc.
   (c)In 2007, 0.23% of the Portfolio's total return consisted of an unrealized gain on a guarantee and purchase agreement with SFG related to unrealized losses incurred on certain securities purchased in conjunction with the Portfolio's securities lending program. Excluding this unrealized gain, the total return would have been 4.79%.

                                                      Financial Highlights  69

International Bond Portfolio

  Financial Highlights


                                                                                 Class 1 Shares
                                                                                         Period from
                                                                                         February 11,
                                                                             Year Ended   2008(c) to
                                                                            December 31, December 31,
                                                                                2009         2008
-----------------------------------------------------------------------------------------------------
 Net Asset Value, Beginning of Period                                   $                    1.54
                                                                            ----------------------
 Income from Investment Operations:
    Net Investment Income                                                                     .05
    Net Gains (Losses) on Securities (both realized and unrealized)                          (.02)
                                                                            ----------------------
      Total from Investment Operations                                                        .03
                                                                            ----------------------
 Net Asset Value, End of Period                                         $                    1.57
                                                                            ======================
 Total Return (a)                                                       %                    2.34
 Net Assets, End of Period (in thousands)                               $                      60
 Ratios to Average Net Assets:
    Expenses                                                            %                    1.00(b)
    Net Investment Income                                               %                    3.38(b)
 Portfolio Turnover Rate (excluding short-term securities)              %                   103.8


   (a)Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.
   (b)Adjusted to an annual basis.
   (c)The shares of the Portfolio became effectively registered under the Securities Act of 1933 on November 6, 2007, but shares were not available to the public until February 11, 2008.

70  Financial Highlights

International Bond Portfolio

  Financial Highlights


                                                                                       Class 2 Shares
                                                                                  Year Ended December 31,
                                                                             2009       2008   2007   2006   2005
-------------------------------------------------------------------------------------------------------------------
 Net Asset Value, Beginning of Year                                     $                1.51   1.38   1.33   1.46
                                                                            -----------------------------------
 Income from Investment Operations:
    Net Investment Income                                                                 .05    .03     --    .03
    Net Gains (Losses) on Securities (both realized and unrealized)                       .01    .10    .05   (.16)
                                                                            -----------------------------------
      Total from Investment Operations                                                    .06    .13    .05   (.13)
                                                                            -----------------------------------
 Net Asset Value, End of Year                                           $                1.57   1.51   1.38   1.33
                                                                            ===================================
 Total Return (a)                                                       %                4.23   9.43   3.99  (8.91)
 Net Assets, End of Year (in thousands)                                 $              93,006 83,407 62,683 62,927
 Ratio of Expenses to Average Daily Net Assets                          %                1.25   1.18   1.16   1.15
 Ratio of Net Investment Income to Average Daily Net Assets             %                3.13   2.17   2.70   2.42
 Portfolio Turnover Rate (excluding short-term securities)              %               103.8  139.3  225.7  317.5


   (a)Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares.

                                                      Financial Highlights  71

Money Market Portfolio

  Financial Highlights


                                                                   Year Ended December 31,
                                                           2009        2008     2007     2006   2005(b)
-------------------------------------------------------------------------------------------------------
 Net Asset Value, Beginning of Year                   $                 1.00     1.00     1.00    1.00
                                                          -----------------------------------------
 Income from Investment Operations:
    Net Investment Income                                                .02      .04      .04     .02
                                                          -----------------------------------------
      Total from Investment Operations                                   .02      .04      .04     .02
                                                          -----------------------------------------
 Less Distributions:
    Dividends from Net Investment Income                                (.02)    (.04)    (.04)   (.02)
                                                          -----------------------------------------
      Total Distributions                                               (.02)    (.04)    (.04)   (.02)
                                                          -----------------------------------------
 Net Asset Value, End of Year                         $                 1.00     1.00     1.00    1.00
                                                          =========================================
 Total Return (a)                                     %                 1.95     4.55     4.36    2.43
 Net Assets, End of Year (in thousands)               $              149,089  133,217  113,487  97,016
 Ratio of Expenses to Average Daily Net Assets        %                  .68      .68      .71     .72
 Ratio of Net Investment Income to Average Daily Net
  Assets                                              %                 1.88     4.51     4.31    2.43


   (a)Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares.
   (b)Effective January 1, 2005, the Portfolio's shareholders approved an amendment to the schedule of fees paid by the Portfolio pursuant to its investment advisory agreement with Advantus Capital Management, Inc.

72  Financial Highlights

Mortgage Securities Portfolio

  Financial Highlights


                                                                     Class 1 Shares
                                                                             Period from
                                                                             February 11,
                                                                 Year Ended   2008(c) to
                                                                December 31, December 31,
                                                                    2009         2008
-----------------------------------------------------------------------------------------
 Net Asset Value, Beginning of Period                       $                     1.58
                                                                ----------------------
 Income from Investment Operations:
    Net Investment Income                                                          .07
    Net Gains (Losses) on Securities
     (both realized and unrealized)                                               (.28)
                                                                ----------------------
      Total from Investment Operations                                            (.21)
                                                                ----------------------
 Net Asset Value, End of Period                             $                     1.37
                                                                ======================
 Total Return (a)                                           %                   (13.32)
 Net Assets, End of Period (in thousands)                   $                       49
 Ratios to Average Net Assets:
    Expenses                                                %                      .56(b)
    Net Investment Income                                   %                     5.43(b)
 Portfolio Turnover Rate (excluding short-term securities)  %                    127.5


   (a)Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.
   (b)Adjusted to an annual basis.
   (c)The shares of the Portfolio became effectively registered under the Securities Act of 1933 on November 6, 2007, but shares were not available to the public until February 11, 2008.

                                                      Financial Highlights  73

Mortgage Securities Portfolio

  Financial Highlights


                                                                               Class 2 Shares
                                                                           Year Ended December 31,
                                                                  2009        2008     2007     2006   2005(b)
---------------------------------------------------------------------------------------------------------------
 Net Asset Value, Beginning of Year                          $                 1.57     1.52     1.45     1.41
                                                                 ------------------------------------------
 Income from Investment Operations:
    Net Investment Income                                                       .08      .08      .08      .07
    Net Gains (Losses) on Securities
     (both realized and unrealized)                                            (.28)    (.03)    (.01)    (.03)
                                                                 ------------------------------------------
      Total from Investment Operations                                         (.20)     .05      .07      .04
                                                                 ------------------------------------------
 Net Asset Value, End of Year                                $                 1.37     1.57     1.52     1.45
                                                                 ==========================================
 Total Return (a)                                            %               (12.97)    3.19     5.34     2.88
 Net Assets, End of Year (in thousands)                      $              132,613  187,180  191,993  195,294
 Ratio of Expenses to Average Daily Net Assets               %                  .81      .76      .76      .78
 Ratio of Net Investment Income to Average Daily Net Assets  %                 5.18     5.44     5.49     4.93
 Portfolio Turnover Rate (excluding short-term securities)   %                127.5     87.8     89.4    138.9


   (a)Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares.
   (b)Effective January 1, 2005, the Portfolio's shareholders approved an amendment to the schedule of fees paid by the Portfolio pursuant to its investment advisory agreement with Advantus Capital Management, Inc.

74  Financial Highlights

Real Estate Securities Portfolio

  Financial Highlights


                                                                     Class 1 Shares
                                                                             Period from
                                                                             February 11,
                                                                 Year Ended   2008(c) to
                                                                December 31, December 31,
                                                                    2009         2008
-----------------------------------------------------------------------------------------
 Net Asset Value, Beginning of Period                       $                     2.26
                                                                ----------------------
 Income from Investment Operations:
    Net Investment Income                                                          .04
    Net Gains (Losses) on Securities
     (both realized and unrealized)                                               (.76)
                                                                ----------------------
      Total from Investment Operations                                            (.72)
                                                                ----------------------
 Net Asset Value, End of Period                             $                     1.54
                                                                ======================
 Total Return (a)                                           %                   (31.97)
 Net Assets, End of Period (in thousands)                   $                       38
 Ratios to Average Net Assets:
    Expenses                                                %                      .92(b)
    Net Investment Income                                   %                     2.23(b)
 Portfolio Turnover Rate (excluding short-term securities)  %                     43.6


   (a)Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.
   (b)Adjusted to an annual basis.
   (c)The shares of the Portfolio became effectively registered under the Securities Act of 1933 on November 6, 2007, but shares were not available to the public until February 11, 2008.

                                                      Financial Highlights  75

Real Estate Securities Portfolio

  Financial Highlights


                                                                              Class 2 Shares
                                                                          Year Ended December 31,
                                                                 2009       2008      2007      2006   2005(b)
--------------------------------------------------------------------------------------------------------------
 Net Asset Value, Beginning of Year                         $                2.41     2.86        2.19    1.97
                                                                -------------------------------------------
 Income from Investment Operations:
    Net Investment Income                                                     .04      .07         .07     .06
    Net Gains (Losses) on Securities
     (both realized and unrealized)                                          (.91)    (.52)        .60     .16
                                                                -------------------------------------------
      Total from Investment Operations                                       (.87)    (.45)        .67     .22
                                                                -------------------------------------------
 Net Asset Value, End of Year                               $                1.54     2.41        2.86    2.19
                                                                ===========================================
 Total Return (a)                                           %              (36.27)  (15.76)(c)   30.63   11.08
 Net Assets, End of Year (in thousands)                     $              71,421  115,080     147,021 110,437
 Ratio of Expenses to Average Daily Net Assets              %                1.17     1.08        1.10    1.12
 Ratio of Net Investment Income to Average Daily Net
  Assets                                                    %                1.98     2.65        2.90    3.14
 Portfolio Turnover Rate (excluding short-term securities)  %                43.6     37.3        39.7    34.8


   (a)Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares.
   (b)Effective January 1, 2005, the Portfolio's shareholders approved an amendment to the schedule of fees paid by the Portfolio pursuant to its investment advisory agreement with Advantus Capital Management, Inc.
   (c)In 2007, 0.31% of the Portfolio's total return consisted of an unrealized gain on a guarantee and purchase agreement with SFG related to unrealized losses incurred on certain securities purchased in conjunction with the Portfolio's securities lending program. Excluding this unrealized gain, the total return would be -16.07%.

76  Financial Highlights

                               Service Providers

            Investment Adviser        Custodians
            Advantus Capital          Wells Fargo Bank
            Management, Inc.          Minnesota
            400 Robert Street North   Sixth Street and
            St. Paul, Minnesota 55101 Marquette Avenue
            (800) 665-6005            Minneapolis, Minnesota
                                      55479
            Investment Sub-Adviser       Money Market, Index
            International Bond        500, Index 400 Mid-Cap
            Portfolio                    and Real Estate
            Franklin Advisers, Inc.   Securities Portfolios
            One Franklin Parkway
            San Mateo, California     The Bank of New York
            94403-1906                Mellon Corporation
            (800) 342-5236            One Mellon Center
                                      Pittsburgh, Pennsylvania
            Administrative Services   15258
            Agent                        Bond, Mortgage
                                      Securities and
            Minnesota Life Insurance  International
            Company                      Bond Portfolios
            (800) 995-3850
                                      Independent Registered
            Underwriter               Public
            Securian Financial        Accounting Firm
            Services, Inc.            KPMG LLP
            400 Robert Street North
            St. Paul, Minnesota       General Counsel
            55101-2098                Dorsey & Whitney LLP
            (800) 820-4205
                                      Independent Legal
                                      Counsel to
                                      Independent Directors
                                      Faegre & Benson LLP

                                                         Service Providers  77

                     Additional Information About the Fund


The Fund's annual and semiannual reports list holdings and also include other financial information for each Portfolio. In the Fund's annual report you will also find a discussion of recent market conditions, economic trends and investment strategies that affected the Portfolios during the latest fiscal year.


A Statement of Additional Information (SAI) provides further information about the Fund and the Portfolios. The current SAI is on file with the Securities and Exchange Commission and is incorporated by reference (is legally part of this prospectus).


How to Obtain Additional Information. The SAI and the Fund's annual and semiannual reports are available without charge at www.AdvantusSeriesFund.com or upon request. You may obtain additional information or make any inquiries:


By Telephone - Call 1-800-995-3850

By Mail - Write to Minnesota Life Insurance Company, 400 Robert Street North, St. Paul, Minnesota
       55101-2098



Information about the Fund (including the SAI and annual and semiannual reports) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (telephone 1-202-942-8090 or 1-800-SEC-0330). This information and other reports about the Fund are also available on the SEC's World Wide Web site at http://www.sec.gov. Copies of this information may be obtained by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or obtained by electronic request to: publicinfo@sec.gov. You will be charged a duplicating fee for copies.

Investment Company Act No. 811-4279





[LOGO]



78  Additional Information About the Fund

                      STATEMENT OF ADDITIONAL INFORMATION






                           ADVANTUS SERIES FUND, INC.


..     Bond Portfolio - Class 1 and Class 2
..     Index 400 Mid-Cap Portfolio - Class 1 and Class 2
..     Index 500 Portfolio - Class 1 and Class 2
..     International Bond Portfolio - Class 1 and Class 2
..     Money Market Portfolio
..     Mortgage Securities Portfolio - Class 1 and Class 2
..     Real Estate Securities Portfolio - Class 1 and Class 2



                                  April 30, 2010


This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the separate Prospectus dated April 30, 2010, and should be read in conjunction therewith.



The Fund's audited Annual Report, dated December 31, 2009, and the Fund's unaudited Semiannual Report, dated June 30, 2009, which either accompany this Statement of Additional Information or have previously been provided to the investor to whom this Statement of Additional Information is being sent, are incorporated herein by reference.



A copy of the Prospectus, Annual Report and Semiannual Report may be obtained by telephone from Minnesota Life Insurance Company (Minnesota Life) and Securian Life Insurance Company (Securial Life) at (800) 995-3850 or by writing to Minnesota Life at 400 Robert Street North, St. Paul, Minnesota
55101-2098. Copies are also availabe at www.advantusseriesfund.com.

                               TABLE OF CONTENTS


GENERAL INFORMATION AND HISTORY...................................................................................1


INVESTMENT OBJECTIVES AND POLICIES................................................................................2
   Portfolio Names and Investment Policies........................................................................2
   Debt and Money Market Securities - Non-Money Market Portfolios.................................................3
   Low Rated and Unrated Debt Securities..........................................................................5
   Convertible Securities and Preferred Stock ....................................................................6
   Money Market Securities - Money Market Portfolio...............................................................7
   U.S. Government Obligations....................................................................................8
   U.S. Treasury Inflation-Protection Securities..................................................................8
   Obligations of Non-Domestic Banks..............................................................................8
   Variable Amount Master Demand Notes............................................................................9
   Mortgage-Related Securities....................................................................................9
   U.S. Government Mortgage-Related Securities...................................................................10
   Non-Governmental Mortgage-Related Securities..................................................................11
   Collateralized Mortgage Obligations...........................................................................11
   Structured Investments........................................................................................13
   Stripped Mortgage-Backed Securities...........................................................................13
   Asset-Backed and Stripped Asset-Backed Securities.............................................................14
   Direct Investments in Mortgages - Whole Loans.................................................................15
   Zero Coupon Securities........................................................................................16
   Pay-in-Kind and Delayed Interest Securities...................................................................17
   Derivative Instruments........................................................................................17
   Futures Contracts and Options on Futures Contracts............................................................17
   Options.......................................................................................................20
   Swap Agreements...............................................................................................22
   Credit Default Swaps..........................................................................................22
   Credit-Linked Securities......................................................................................23
   Foreign Securities............................................................................................23
   Foreign Currency Transactions.................................................................................25
   Loans of Portfolio Securities.................................................................................26
   Restricted and Illiquid Securities............................................................................27
   When-Issued Securities and Forward Commitments................................................................28
   Mortgage Dollar Rolls.........................................................................................30
   Real Estate Investment Trust Securities.......................................................................30
   Repurchase Agreements.........................................................................................31
   Reverse Repurchase Agreements.................................................................................31
   Warrants......................................................................................................33
   Securities of Other Investment Companies......................................................................34
   Short Sales Against the Box...................................................................................34
   Defensive Purposes............................................................................................35


INVESTMENT RESTRICTIONS..........................................................................................35
   Fundamental Restrictions......................................................................................35
   Non-Fundamental Restrictions..................................................................................36

   Additional Restrictions.......................................................................................37

PORTFOLIO TURNOVER...............................................................................................38

DIRECTORS AND EXECUTIVE OFFICERS.................................................................................39

DIRECTOR LIABILITY...............................................................................................43

INVESTMENT ADVISORY AND OTHER SERVICES...........................................................................43
   General.......................................................................................................43
   Control and Management of Advantus Capital and Securian Financial.............................................44
   The Fund's Investment Advisory Agreement with Advantus Capital................................................45
   The Fund's Investment Advisory Fees...........................................................................46
   Money Market Portfolio-Net Investment Income Maintenance Agreement............................................47
   Sub-Adviser - Franklin........................................................................................47
   International Bond Portfolio Investment Sub-Advisory Agreement - Franklin.....................................47
   Basis of Annual Approval of Advisory and Sub-Advisory Agreements..............................................47
   Information Regarding Fund Portfolio Managers-Advantus Capital................................................47
   Information Regarding Portfolio Manager of International Bond Portfolio.......................................48
   Disclosure of Fund Portfolio Holdings.........................................................................48
   Administrative Services.......................................................................................48
   Code of Ethics................................................................................................49
   Proxy Voting Policies.........................................................................................49
   Distribution Agreement........................................................................................49
   Payment of Certain Distribution Expenses of the Fund..........................................................50
   Custodians....................................................................................................53
   Independent Registered Public Accounting Firm.................................................................53
   Legal Counsel.................................................................................................53

PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE...............................................................53
   Investment Adviser............................................................................................53
 Sub-Adviser-International Bond Portfolio........................................................................56
PURCHASE AND REDEMPTION OF SHARES................................................................................56

FUND SHARES AND VOTING RIGHTS....................................................................................57

PRINCIPAL SHAREHOLDERS...........................................................................................58

NET ASSET VALUE..................................................................................................58

PERFORMANCE DATA.................................................................................................60
   Current Yield Figures for Money Market Portfolio..............................................................60
   Current Yield Figures for Other Portfolios....................................................................60
   Total Return Figures For All Portfolios.......................................................................61

TAXES............................................................................................................62

THE STANDARD & POOR'S LICENSE....................................................................................62

FINANCIAL STATEMENTS.............................................................................................63

APPENDIX A - MORTGAGE-RELATED SECURITIES........................................................................A-1
   Underlying Mortgages.........................................................................................A-1
   Liquidity and Marketability..................................................................................A-1
   Average Life.................................................................................................A-1
   Yield Calculations...........................................................................................A-2

APPENDIX B - BOND AND COMMERCIAL PAPER RATINGS..................................................................B-1
   Bond Ratings.................................................................................................B-1
   Commercial Paper Ratings.....................................................................................B-2

APPENDIX C - FUTURES CONTRACTS..................................................................................C-1
   Example of Futures Contract Sale.............................................................................C-1
   Example of Futures Contract Purchase.........................................................................C-1
   Tax Treatment................................................................................................C-2

APPENDIX D - Advantus Capital Management, Inc. Proxy Voting Policies and Procedures.............................D-1

                         GENERAL INFORMATION AND HISTORY

         Advantus Series Fund, Inc. ("Fund"), is a Minnesota corporation, each of whose Portfolios operates as a no-load, diversified, open-end management investment company, except that International Bond Portfolio operates as a non-diversified, open-end management investment company. The Fund was organized on February 22, 1985. Prior to a change of its name on May 1, 1997, the Fund was known as MIMLIC Series Fund, Inc. The Fund is a series fund, which means that it has several different Portfolios. The Portfolios of the Fund are as follows:

       o        Bond Portfolio
       o        Index 400 Mid-Cap Portfolio
       o        Index 500 Portfolio
       o        International Bond Portfolio
       o        Money Market Portfolio
       o        Mortgage Securities Portfolio
       o        Real Estate Securities Portfolio

         Each Portfolio currently offers its shares in two classes (Class 1 and Class 2), except that Money Market Portfolio offers shares in only one class. Class 2 shares and Money Market Portfolio are subject to a 12b-1 distribution fee. Class 1 shares are NOT subject to a 12b-1 distribution fee.

         The investment adviser of the Fund is Advantus Capital Management, Inc. ("Advantus Capital" or the "Adviser"). Advantus Capital has entered into an investment sub-advisory agreement with Franklin Advisers, Inc. ("Franklin") pursuant to which Franklin serves as investment sub-adviser to the Fund's International Bond Portfolio.

         Currently, the shares of the Fund are sold only to Minnesota Life Insurance Company ("Minnesota Life"), a Minnesota corporation, and to separate accounts of Securian Life Insurance Company, an indirect wholly-owned subsidiary of Minnesota Life domiciled in the State of Minnesota. The separate accounts, which will be the owners of the shares of the Fund, will invest in the shares of each Portfolio in accordance with instructions received from the owners of the Contracts. Shares of the Fund may in the future also be offered to separate accounts of other participating life insurance companies or to participating qualified plans. Minnesota Life and its subsidiary, Securian Life, through their separate accounts which fund the Contracts, owned 100% of the shares outstanding of each Portfolio of the Fund as of December 31, 2009. As a result, Minnesota Life is a controlling person of the Fund and through its ownership of shares of the Fund, may elect all the directors of the Fund and approve other Fund actions. Minnesota Life's address is 400 Robert Street North, St. Paul, Minnesota 55101-2098.



                       INVESTMENT OBJECTIVES AND POLICIES

         The investment objectives and principal investment policies of each of the Portfolios are set forth in the text of the Fund's Prospectus under "Detailed Portfolio Information." This section contains detailed descriptions of the investment policies of the Portfolios as identified in the Fund's Prospectus.


PORTFOLIO NAMES AND INVESTMENT POLICIES

          The Bond, Mortgage Securities, Index 500, Index 400 Mid-Cap, International Bond, and Real Estate Securities Portfolios of the Fund have names that suggest a focus on a particular type of investment or index. In accordance with Rule 35d-1 under the Investment Company Act of 1940 (the "1940 Act"), each of those Portfolios has adopted a policy that it will, under normal circumstances, invest at least 80% of its assets in investments of the type suggested by its name. For this policy, "assets" means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. A Portfolio's policy to invest at least 80% of its assets in such a manner is not a "fundamental" one, which means that it may be changed without the vote of a majority of the Portfolio's outstanding shares as defined in the 1940 Act. The names of these Portfolios may be changed at any time by a vote of the Fund's Board of Directors. However, Rule 35d-1 also requires that shareholders be given written notice at least 60 days prior to any change by a Portfolio of its 80% investment policy.

DEBT AND MONEY MARKET SECURITIES - NON-MONEY MARKET PORTFOLIOS

         To the extent specified in the Prospectus, certain non-Money Market Portfolios may invest in long, intermediate and short-term debt securities from various industry classifications and money market instruments. Such instruments may include the following:

     o Corporate obligations which at the time of purchase are rated within the four highest grades assigned by Standard & Poor's Corporation ("S&P"), Moody's Investors Services, Inc. ("Moody's") or any other independent nationally-recognized rating agency, or, if not rated, are of equivalent investment quality as determined by the Portfolio's investment adviser or sub-adviser, as the case may be. To the extent that the Portfolio invests in securities rated BBB or Baa by S&P or Moody's, respectively, or in securities of equivalent quality, it will be investing in securities which have speculative elements. In addition, Bond Portfolio and Mortgage Securities Portfolio may invest up to 10% of their respective net assets in debt securities rated BB or Ba by S&P or Moody's, respectively, or rated at a comparable level by another independent nationally-recognized rating agency, or, if not rated, are of equivalent investment quality as determined by the Portfolio's investment adviser or sub-adviser. International Bond Portfolio may also invest up to 25% of its total assets in securities that are rated below investment grade. See "Low Rated and Unrated Debt Securities" below. For a description of the ratings used by Moody's and S&P, see Appendix B ("Bond and Commercial Paper Ratings") below.

     o Obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities.

     o    Debt obligations of banks.

         Bond, Mortgage Securities and Real Estate Securities Portfolios may each purchase U.S. dollar denominated debt securities of foreign governments and companies which are publicly traded in the United States and rated within the four highest grades assigned by S&P or Moody's, or rated at a comparable level by another independent nationally-recognized rating agency, or, if not rated, are of equivalent investment quality as determined by the Portfolio's investment adviser or sub-adviser. Real Estate Securities Portfolio may also purchase similarly rated securities of Canadian issuers which are not U.S. dollar denominated or publicly traded in the U.S. See "Foreign Securities" below.

          International Bond Portfolio may also purchase debt securities of foreign companies and debt securities issued or guaranteed by foreign governments or any of their agencies, instrumentalities or political subdivisions, or by supranational organizations. The Portfolio may invest in fixed-income securities issued or guaranteed by supranational organizations. Such organizations are entities designated or supported by a government or government entity to promote economic development, and include, among others, the Asian Development Bank, the European Economic Community and the World Bank. These organizations do not have taxing authority and are dependent upon their members for payments of interest and principal. Each supranational entity's lending activities are limited to a percentage of its total capital (including "callable capital" contributed by members at the entity's call), reserves and net income. Securities issued by supranational organizations may be denominated in U.S. dollars or in foreign currencies. Securities issued or guaranteed by supranational organizations are considered by the Securities and Exchange Commission to be securities in the same industry. Therefore, the Portfolio will not concentrate 25% or more of the value of its assets in securities of a single supranational organization.


         In addition to the instruments described above, which will generally be long-term, but may be purchased by the Portfolio within one year of the date of a security's maturity, certain Portfolios specified in the Prospectus may also purchase other high quality securities including:

     o Obligations (including certificates of deposit and bankers acceptances) of U.S. banks, savings and loan associations, savings banks which have total assets (as of the date of their most recent annual financial statements at the time of investment) of not less than $2,000,000,000; U.S. dollar denominated obligations of Canadian chartered banks, London branches of U.S. banks and U.S. branches or agencies of foreign banks which meet the above-stated asset size; and obligations of any U.S. banks, savings and loan associations and savings banks, regardless of the amount of their total assets, provided that the amount of the obligations purchased does not exceed $100,000 for any one U.S. bank, savings and loan association or savings bank and the payment of the principal is insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation.

     o Obligations of the International Bank for Reconstruction and Development.

     o Commercial paper (including, in the case of Money Market Portfolio, variable amount master demand notes) issued by U.S. corporations or affiliated foreign corporations and rated (or guaranteed by a company whose commercial paper is rated) at the date of investment Prime-1 by Moody's or A-1 by S&P, or rated at a comparable level by another independent nationally-recognized rating agency, or, if not rated, issued by a corporation having an outstanding debt issue rated Aa or better by Moody's or AA or better by S&P, or rated at a comparable level by another independent nationally-recognized rating agency.

         The Portfolios may also invest in securities which are unrated if the Portfolio's investment adviser or sub-adviser, as the case may be, determines that such securities are of equivalent investment quality to the rated securities described above. In the case of "split-rated" securities, which result when nationally-recognized rating agencies rate the security at different rating levels (e.g., BBB by S&P and Ba by Moody's), it is the Portfolio's general policy to classify such securities at the higher rating level where, in the judgment of the Portfolio's investment adviser or sub-adviser, such classification reasonably reflects the security's quality and risk. However, in the case of securities held by the International Bond Portfolio that have been assigned different ratings by S&P and Moody's, it is the policy of the Portfolio's investment sub-adviser to classify such securities at the rating level assigned by Fitch Ratings, Ltd.


          The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in each Portfolio's net asset value.



          These Portfolios may, however, acquire debt securities which, after acquisition, are down-graded by the rating agencies to a rating which is lower than the applicable minimum rating described above. In such an event it is the Portfolios' general policy to dispose of such down-graded securities except when, in the judgment of the Portfolios' investment adviser or sub-adviser, it is to the Portfolios' advantage to continue to hold such securities. In no event, however, will any Portfolio (except the International Bond Portfolio) hold in excess of 5% of its net assets in securities which have been down-graded subsequent to purchase where such down-graded securities are not otherwise eligible for purchase by the Portfolio. This 5% is in addition to securities which the Portfolio may otherwise purchase under its usual investment policies.


     The reliance on credit ratings in evaluating securities can involve certain risks. For example, ratings assigned by the rating agencies are based upon an analysis at the time of the rating of the obligor's ability to pay interest and repay principal, typically relying to a large extent on historical data. They do not purport to reflect the risk of fluctuations in market value of the debt securities and are not absolute standards of quality and only express the rating agency's current opinion of an obligor's overall financial capacity to pay its financial obligations. The credit rating is not a statement of fact or a recommendation to purchase, sell or hold a debt obligation. Also, credit quality can change suddenly and unexpectedly, and credit ratings may not reflect the issuer's current financial condition or events since the security was last rated. Additionally, rating agencies may have a financial interest in generating business from the arranger or issuer of the security that normally pays for that rating, and a low rating might affect future business. While rating agencies have policies and procedures to address this potential conflict of interest, there is a risk that these policies will fail to prevent a conflict of interest from impacting the rating. Additionally, Congress and the Treasury have been in discussions about rating agencies' role in recent financial turmoil and potential legislation in an effort to reform rating agencies. It is uncertain how such legislation or additional regulation by the SEC might impact the ratings agency business and the investment manager's investment process.

Adjustable Rate Securities (ARS)

     The International Bond Portfolio may invest in adjustable rate securities. These are debt securities with interest rates that are adjusted periodically pursuant to a pre-set formula and interval. The interest rates on ARS are readjusted periodically to an amount above the chosen interest rate index. These readjustments occur at intervals ranging from one to sixty months. Movements in the relevant index on which adjustments are based, as well as the applicable spread relating to the ARS, will affect the interest paid on ARS and, therefore, the current income earned by the Portfolio by investing in ARS. The degree of volatility in the market value of the securities held by the Portfolio and of the net asset value of the Portfolio's shares will be a function primarily of the length of the adjustment period and the degree of volatility in the applicable indices. It will also be a function of the maximum increase or decrease of the interest rate adjustment on any one adjustment date, in any one year, and over the life of the securities. These maximum increases and decreases are typically referred to as "caps" and "floors," respectively. The Portfolio does not seek to maintain an overall average cap or floor, although Franklin will consider caps or floors in selecting ARS for the International Bond Portfolio.

     During periods when short-term interest rates move within the caps and floors of an ARS, the fluctuation in market value of the ARS is expected to be relatively limited, since the interest rates on the ARS generally adjust to market rates within a short period of time. In periods of substantial short-term volatility in interest rates, the value of an ARS may fluctuate more substantially because its the cap and floor may not permit the interest rates to adjust to the full extent of the movements in the market rates during any one adjustment period. In the event of dramatic increases in interest rates, the lifetime caps on the ARS may prevent the securities from adjusting to prevailing rates over the term of the security. In this case, the market value of the ARS may be substantially reduced.

BANK OBLIGATIONS

     Bank obligations, or instruments secured by bank obligations, include fixed, floating or variable rate certificates of deposit (CDs), letters of credit, time deposits, bank notes and bankers' acceptances. CDs are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Time deposits are non-negotiable deposits that are held in a banking institution for a specified time at a stated interest rate. Bankers' acceptances are negotiable drafts or bills of exchange normally drawn by an importer or exporter to pay for specific merchandise. When a bank "accepts" a bankers' acceptance, the bank, in effect, unconditionally agrees to pay the face value of the instrument upon maturity.

     The International Bond Portfolio may invest in obligations of U.S. banks, foreign branches of U.S. banks, foreign branches of foreign banks, and U.S. branches of foreign banks that have a federal or state charter to do business in the U.S. and are subject to U.S. regulatory authorities. The Portfolio may invest in dollar-denominated certificates of deposit and bankers' acceptances of foreign and domestic banks having total assets in excess of $1 billion, certificates of deposit of federally insured savings and loan associations having total assets in excess of $1 billion, or cash and time deposits with banks in the currency of any major nation.

FLOATING INTEREST RATE INVESTMENTS

     A floating interest rate investment is a debt security, the rate of interest on which is usually established as the sum of a base lending rate plus a specified margin. The base lending rates generally are the London Inter-Bank Offered Rate (LIBOR), the Prime Rate of a designated U.S. bank, the CD Rate, or another base lending rate used by lenders loaning money to companies, so-called commercial lenders. The interest rate on Prime Rate-based loans and securities floats daily as the Prime Rate changes, while the interest rate on LIBOR-based and CD-based loans and securities is reset periodically, typically at regular intervals ranging between 30 days and one year. Certain floating interest rate investments may permit the borrower to select an interest rate reset period of up to one year. Investments with longer interest rate reset periods or fixed interest rates may fluctuate more in price as a result of changes in interest rates. Some floating interest rate investments may have the additional feature of converting into a fixed rate instrument after certain periods of time or under certain circumstances.


LOW RATED AND UNRATED DEBT SECURITIES

          Bond Portfolio and Mortgage Securities Portfolio may also invest up to 10% of their respective net assets in corporate bonds and mortgage-related securities, including convertible securities, which, at the time of acquisition, are rated BB or Ba by S&P or Moody's, respectively, or rated at a comparable level by another independent nationally-recognized rating agency, or, if not rated, are of equivalent investment quality as determined by the Portfolio's investment adviser or sub-adviser, as the case may be. Each of these Portfolios may also hold an additional 5% of its net assets in securities rated below "investment grade" (i.e. below BBB) where such securities were either investment grade or eligible low rated securities at the time of purchase but subsequently down-graded to a rating not otherwise eligible for purchase by the Portfolio (see "Debt and Money Market Securities - Non-Money Market Portfolios" above). Debt securities rated below the four highest categories (i.e., below BBB) are not considered investment grade obligations and are commonly called "junk bonds." These securities are predominately speculative and present more credit risk than investment grade obligations. Bonds rated below BBB are also regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments.

         The International Bond Portfolio may not invest more than 25% of its total assets in lower rated securities. It may buy debt securities that are rated C or better by Moody's and S&P or unrated debt that Franklin deems to be of comparable quality. Debt securities rated C by Moody's are the lowest rated debt securities and are regarded as having extremely poor prospects of ever attaining any real investment standing. Debt securities rated C by S&P are regarded as speculative and this rating typically applies to debt securities that are subordinate to senior debt securities that also have a speculative rating.

         The Portfolios may also invest in unrated debt securities, which are debt securities not yet rated by an independent rating organization. Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market. Because of the size and perceived demand for the issue, among other factors, certain issuers may decide not to pay the cost of getting a rating for their bonds. The creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, will be analyzed by Advantus Capital (or for the International Bond Portfolio, Franklin) to determine whether to purchase unrated debt securities and if it is of comparable quality to rated securities.

         Low rated and unrated debt securities generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low rated and unrated debt securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets for particular securities may diminish the Portfolios' ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Portfolios' shares.

         Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated debt securities may be more complex than for issuers of higher rated securities, and the ability of the Portfolios to achieve their respective investment objective may, to the extent of investment in low rated debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Portfolios were investing in higher rated securities.

         Low rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low rated debt securities prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, the Portfolios may incur additional expenses to seek recovery. The low rated bond market is relatively new, and many of the outstanding low rated bonds have not endured a major business recession.


MUNICIPAL SECURITIES

     Municipal securities are issued by state and local governments, their agencies and authorities, as well as by the District of Columbia and U.S. territories and possessions, to borrow money for various public or private projects. The issuer pays a fixed, floating or variable rate of interest, and must repay the amount borrowed (the "principal") at maturity.

     Municipal securities are issued to raise money for a variety of public or private purposes, including financing state or local governments, financing specific projects or financing public facilities. These debt obligations are issued by the state governments, as well as their political subdivisions (such as cities, towns, and counties) and their agencies and authorities. Municipal securities generally are classified as general or revenue obligations. General obligations are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue obligations are bonds whose interest is payable only from the revenues derived from a particular facility or class of facilities, or a specific excise tax or other revenue source.

     The value of municipal securities may be highly sensitive to events affecting the fiscal stability of the municipalities, agencies, authorities and other instrumentalities that issue securities. In particular, economic, legislative, regulatory or political developments affecting the ability of the issuers to pay interest or repay principal may significantly affect the value of the Portfolio's investments. These developments can include or arise from, for example, insolvency of an issuer, uncertainties related to the tax status of municipal securities, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, or changes in the credit ratings assigned to municipal issuers.


CONVERTIBLE SECURITIES AND PREFERRED STOCK

         To the extent specified in the Prospectus, certain Portfolios may invest in debt or preferred stock convertible into or exchangeable for equity securities, as well as non-convertible preferred stock. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than non-convertible securities. Convertible securities generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. The total return and yield of lower quality (high yield/high risk) convertible securities can be expected to fluctuate more than the total return and yield of higher quality, shorter-term bonds, but not as much as common stocks. Real Estate Securities Portfolio will limit its purchase of convertible securities and preferred stocks to those that, at the time of purchase, are rated at least BB or Ba2 by S&P or Moody's, respectively, or rated at a comparable level by another independent nationally-recognized rating agency, or if not rated, are of equivalent investment quality as determined by the Portfolio's investment adviser. Bond Portfolio, and Mortgage Securities Portfolio will each limit its purchase of convertible securities, and preferred stocks in the case of the Bond Portfolio, to those that, at the time of purchase, are rated at least BB or Ba by S&P or Moody's, respectively, or rated at a comparable level by another independent nationally-recognized rating agency, or if not rated, are of equivalent investment quality as determined by the Portfolio's investment adviser. As an operating policy, none of these Portfolios will purchase a non-investment grade convertible security or preferred stock if immediately after such purchase such Portfolio would have more than 10% of its total assets invested in such securities. See "Low Rated and Unrated Debt Securities," above.

MONEY MARKET SECURITIES - MONEY MARKET PORTFOLIO

         Subject to the limitations under Rule 2a-7 of the Investment Company Act of 1940 (as described in "Investment Restrictions - Additional Restrictions" below), Money Market Portfolio will invest in a managed portfolio of money market instruments as follows:

     o Obligations issued or guaranteed as to principal or interest by the U.S. Government, or any agency or authority controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by Congress.

     o Obligations (including certificates of deposit and bankers acceptances) of U.S. banks, savings and loan associations and savings banks which at the date of the investment have total assets (as of the date of their most recent annual financial statements) of not less than $2,000,000,000; U.S. dollar denominated obligations of Canadian chartered banks, London branches of U.S. banks, and U.S. branches or agencies of foreign banks if such banks meet the above-stated asset size; and obligations of any such U.S. banks, savings and loan associations and savings banks, regardless of the amount of their total assets, provided that the amount of the obligations does not exceed $100,000 for any one U.S. bank, savings and loan association or savings bank and the payment of the principal is insured by the Federal Deposit Insurance Corporation.

     o Obligations of the International Bank for Reconstruction and Development.

     o Commercial paper (including variable amount master demand notes and asset-backed commercial paper) issued by U.S. limited partnerships, corporations or affiliated foreign corporations.

     o Other corporate debt obligations (including asset-backed obligations) that at the time of issuance were long-term securities, but that have remaining maturities of 397 calendar days or less.

     o Repurchase agreements and reverse repurchase agreements with respect to any of the foregoing obligations.

     o Shares of other investment companies that qualify as money market funds (see "Securities of Other Investment Companies" below).

         By limiting the maturity of its investments as described above, the Portfolio seeks to lessen the changes in the value of its assets caused by market factors. The Portfolio intends to maintain a constant net asset value of $1.00 per share, but there can be no assurance it will be able to do so.

U.S. GOVERNMENT OBLIGATIONS

         Each of the Portfolios may invest in obligations of the U.S. Government. These obligations are bills, certificates of indebtedness, notes and bonds issued or guaranteed as to principal or interest by the U.S. or by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. Government established under the authority granted by Congress. Bills, notes and bonds issued by the U.S. Treasury are direct obligations of the U.S. Government and differ in their interest rates, maturities and times of issuance. Securities issued or guaranteed by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. Government established under authority granted by Congress include but are not limited to, the Government National Mortgage Association ("GNMA"), the Export-Import Bank, the Student Loan Marketing Association, the U.S. Postal Service, the Tennessee Valley Authority, the Bank for Cooperatives, the Farmers Home Administration, the Federal Home Loan Bank, the Federal Financing Bank, the Federal Intermediate Credit Banks, the Federal Land Banks, the Farm Credit Banks and the Federal National Mortgage Association. Some obligations of U.S. Government agencies, authorities and other instrumentalities are supported by the full faith and credit of the U.S. Treasury, such as securities of the Government National Mortgage Association and the Student Loan Marketing Association; others by the right of the issuer to borrow from the U.S. Treasury, such as securities of the Federal Financing Bank and the U.S. Postal Service; and others only by the credit of the issuing agency, authority or other instrumentality, such as securities of the Federal Home Loan Bank and the Federal National Mortgage Association ("FNMA").

U.S. TREASURY INFLATION-PROTECTION SECURITIES

         One type of U.S. government obligation is U.S. Treasury inflation-protection securities. The Bond and International Bond Portfolios may invest in U.S. Treasury inflation-protection securities which are marketable book-entry securities issued by the United States Department of Treasury with a nominal return linked to the inflation rate in consumer prices. The index used to measure inflation is the non-seasonably adjusted U.S. City Average All Items Consumer Price Index for All Urban Consumers.

         The principal value of an inflation-protection security is adjusted for inflation, and every six months the security pays interest, which is an amount equal to a fixed percentage of the inflation-adjusted value of the principal. The final payment of principal of the security will not be less than the original par amount of the security at issuance. Some inflation-protection securities may be stripped into principal and interest components.

OBLIGATIONS OF NON-DOMESTIC BANKS

         As specified in the Prospectus, certain of the Portfolios may invest in U.S. dollar denominated obligations of Canadian chartered banks, London branches of U.S. banks, and U.S. branches and agencies of foreign banks. These investments may involve somewhat greater opportunity for income than the other money market instruments in which the Portfolios invest, but may also involve investment risks in addition to any risks associated with direct obligations of domestic banks. These additional risks include future political and economic developments, the possible imposition of withholding taxes on interest income payable on such obligations, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other governmental restrictions, as well as market and other factors which may affect the market for or the liquidity of such obligations. Generally, Canadian chartered banks, London branches of U.S. banks, and U.S. branches and agencies of foreign banks are subject to fewer U.S. regulatory restrictions than those applicable to domestic banks, and London branches of U.S. banks may be subject to less stringent reserve requirements than domestic branches. Canadian chartered banks, U.S. branches and agencies of foreign banks, and London branches of U.S. banks may provide less public information than, and may not be subject to the same accounting, auditing and financial recordkeeping standards as, domestic banks. A Portfolio authorized to invest in such securities (as described in the Prospectus) will not invest more than 25% of its total assets in obligations of Canadian chartered banks, London branches of U.S. banks, and U.S. branches and agencies of foreign banks.

VARIABLE AMOUNT MASTER DEMAND NOTES

         Money Market Portfolio may invest in variable amount master demand notes. These instruments are short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. They allow the investment of fluctuating amounts by the Portfolio at varying market rates of interest pursuant to direct arrangements between Money Market Portfolio, as lender, and the borrower. Variable amount master demand notes permit a series of short-term borrowings under a single note. The lender has the right to increase the amount under the note at any time up to the full amount provided by the note agreement. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. Because variable amount master demand notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that such instruments will be traded and there is no secondary market for the notes. Typically, agreements relating to such notes provide that the lender shall not sell or otherwise transfer the note without the borrower's consent. Thus, variable amount master demand notes are illiquid assets. Such notes provide that the interest rate on the amount outstanding varies on a daily basis depending upon a stated short-term interest rate barometer. The Portfolio's investment adviser will monitor the creditworthiness of the borrower throughout the term of the variable amount master demand note.

MORTGAGE-RELATED SECURITIES

         Bond Portfolio, Mortgage Securities Portfolio and International Bond Portfolio may invest in mortgage-related securities (including securities which represent interests in pools of mortgage loans) issued by government (some of which may be U.S. Government agency issued or guaranteed securities as described herein) and non-government entities such as banks, mortgage lenders or other financial institutions. These securities may include both collateralized mortgage obligations and stripped mortgage-backed securities. Mortgage loans are originated and formed into pools by various organizations, including the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") and various private organizations including commercial banks and other mortgage lenders. Payments on mortgage-related securities generally consist of both principal and interest, with occasional repayments of principal due to refinancings, foreclosures or certain other events. Some mortgage-related securities, such as collateralized mortgage obligations, make payments of both principal and interest at a variety of intervals. Certain mortgage-related securities, such as GNMA securities, entitle the holder to receive such payments, regardless of whether or not the mortgagor makes loan payments; certain mortgage-related securities, such as FNMA securities, guarantee the timely payment of interest and principal; certain mortgage-related securities, such as FHLMC securities, guarantee the timely payment of interest and ultimate collection of principal; and certain mortgage-related securities contain no such guarantees but may offer higher rates of return. No mortgage-related securities guarantee the Portfolio's yield or the price of its shares.

         Each Portfolio expects its investments in mortgage-related securities to be primarily in high-grade mortgage-related securities either: (a) issued by GNMA, FNMA or FHLMC or other United States Government owned or sponsored corporations or (b) rated A or better by S&P or Moody's, or rated at a comparable level by another independent publicly-recognized rating agency, or, if not rated, are of equivalent investment quality as determined by the Portfolio's investment adviser or sub-adviser, as the case may be. The Portfolio may invest in mortgage-related securities rated BBB or Baa by S&P or Moody's, respectively, or rated at a comparable level by another independent publicly-recognized rating agency, or, if not rated, are of equivalent investment quality as determined by the Portfolio's investment adviser or sub-adviser, as the case may be, when deemed by the Portfolio's investment adviser or sub-adviser to be consistent with the Portfolio's respective objective. To the extent that the Portfolio invests in securities rated BBB or Baa by S&P or Moody's, respectively, it will be investing in securities which have speculative elements. (Each of these Portfolios may also invest a portion of its assets in securities rated below BBB or Baa by S&P or Moody's, respectively, or rated at a comparable level by another independent nationally-recognized rating agency, or, if not rated, are of equivalent investment quality as determined by the Portfolio's investment adviser or sub-adviser. See "Low Rated and Unrated Debt Securities" and "Convertible Securities," above, for more information.) Mortgage Securities Portfolio may not invest more than 35% of its total assets in securities rated BBB or Baa or lower by S&P or Moody's, respectively, or rated at a comparable level by another independent nationally-recognized rating agency, or, if not rated, are of equivalent investment quality as determined by the Portfolio's investment adviser or sub-adviser. For further information about the characteristics and risks of mortgage-related securities, and for a description of the ratings used by Moody's and S&P, see Appendix A and B ("Mortgage-Related Securities" and "Bond and Commercial Paper Ratings") below.

U.S. GOVERNMENT MORTGAGE-RELATED SECURITIES

         A governmental guarantor (i.e., backed by the full faith and credit of the U.S. Government) of mortgage-related securities is GNMA. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages.

         Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases residential mortgages from a list of approved seller/servicers which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government.

         FHLMC is a corporate instrumentality of the U.S. Government and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is publicly traded. FHLMC issues Participation Certificates ("PCs") which represent interests in mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and principal on most PCs. There are some PCs, however, on which FHLMC guarantees the timely payment of interest but only the ultimate payment of principal. PCs are not backed by the full faith and credit of the U.S. Government.


         In September of 2008, the Federal Housing Finance Agency was appointed as conservator of FNMA and FHLMC. As part of this appointment the U.S. Treasury agreed to provide additional capital to FNMA and FHLMC.

NON-GOVERNMENTAL MORTGAGE-RELATED SECURITIES

         Mortgage Securities Portfolio, Bond Portfolio and International Bond Portfolio may invest in non-governmental mortgage-related securities. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential and commercial mortgage loans. Such issuers may in addition be the originators and servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in the former pools. However, timely payment of interest and principal of these pools is supported by various forms of insurance, guarantees and credit enhancements, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Portfolio's investment quality standards. There can be no assurance that the private insurers can meet their obligations under the policies. The Portfolio may buy mortgage-related securities without insurance or guarantees if through an examination of the loan experience and practices of the poolers the Portfolio's investment adviser determines that the securities meet the Portfolio's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. The Portfolio will not purchase mortgage-related securities or any other assets which in its investment adviser's opinion are illiquid if, as a result, more than 15% of the value of the Portfolio's net assets will be illiquid.

COLLATERALIZED MORTGAGE OBLIGATIONS

         Bond Portfolio, Mortgage Securities Portfolio and International Bond Portfolio may invest in collateralized mortgage obligations ("CMOs"), in which several different series of bonds or certificates secured by pools of mortgage-backed securities or mortgage loans, are issued. The series differ from each other in terms of the priority rights which each has to receive cash flows with the CMO from the underlying collateral. Each CMO series may also be issued in multiple classes. Each class of a CMO series, often referred to as a "tranche," is usually issued at a specific coupon rate and has a stated maturity. The underlying security for the CMO may consist of mortgage-backed securities issued or guaranteed by U.S. Government agencies or whole loans. CMOs backed by U.S. Government agency securities retain the credit quality of such agency securities and therefore present minimal credit risk. CMOs backed by whole loans typically carry various forms of credit enhancements to protect against credit losses and provide investment grade ratings. Unlike traditional mortgage pass-through securities, which simply pass through interest and principal on a pro rata basis as received, CMOs allocate the principal and interest from the underlying mortgages among the several classes or branches of the CMO in many ways. All residential, and some commercial, mortgage-related securities are subject to prepayment risk. A CMO does not eliminate that risk, but, by establishing an order of priority among the various tranches for the receipt and timing of principal payments, it can reallocate that risk among the tranches. Therefore, the stream of payments received by a CMO bondholder may differ dramatically from that received by an investor holding a traditional pass-through security backed by the same collateral.

         In the traditional form of CMO, interest is paid currently on all tranches but principal payments are applied sequentially to retire each tranche in order of stated maturity. Traditional sequential payment CMOs have evolved into numerous more flexible forms of CMO structures which can vary frequency of payments, maturities, prepayment risk and performance characteristics. The differences between these new types of CMOs relate primarily to the manner in which each varies the amount and timing of principal and interest received by each tranche from the underlying collateral. Under all but the sequential payment structures, specific tranches of CMOs have priority rights over other tranches with respect to the amount and timing of cash flow from the underlying mortgages.

         The primary risk associated with any mortgage security is the uncertainty of the timing of cash flows; specifically, uncertainty about the possibility of either the receipt of unanticipated principal in falling interest rate environments (prepayment or call risk) or the failure to receive anticipated principal in rising interest rate environments (extension risk). In a CMO, that uncertainty may be allocated to a greater or lesser degree to specific tranches depending on the relative cash flow priorities of those tranches. By establishing priority rights to receive and reallocate payments of prepaid principal, the higher priority tranches are able to offer better call protection and extension protection relative to the lower priority classes in the same CMO. For example, when insufficient principal is received to make scheduled principal payments on all tranches, the higher priority tranches receive their scheduled premium payments first and thus bear less extension risk than lower priority tranches. Conversely, when principal is received in excess of scheduled principal payments on all tranches (call risk), the lower priority tranches are required to receive such excess principal until they are retired and thus bear greater prepayment risk than the higher priority tranches. Therefore, depending on the type of CMO purchased, an investment may be subject to a greater or lesser risk of prepayment, and experience a greater or lesser volatility in average life, yield, duration and price, than other types of mortgage-related securities. A CMO tranche may also have a coupon rate which resets periodically at a specified increment over an index. These floating rate CMOs are typically issued with lifetime caps on the level to which the floating coupon rate is allowed to rise. The Portfolio may invest in such securities, usually subject to a cap, provided such securities satisfy the same requirements regarding cash flow priority applicable to the Portfolio's purchase of CMOs generally. CMOs are typically traded over the counter rather than on centralized exchanges. Because CMOs of the type purchased by the Portfolio tend to have relatively more predictable yields and are relatively less volatile, they are also generally more liquid than CMOs with greater prepayment risk and more volatile performance profiles.

         Bond Portfolio, Mortgage Securities Portfolio and International Bond Portfolio may also purchase CMOs known as "accrual" or "Z" bonds. An accrual or Z bond holder is not entitled to receive cash payments until one or more other classes of the CMO have been paid in full from payments on the mortgage loans underlying the CMO. During the period in which cash payments are not being made on the Z tranche, interest accrues on the Z tranche at a stated rate, and this accrued interest is added to the amount of principal which is due to the holder of the Z tranche. After the other classes have been paid in full, cash payments are made on the Z tranche until its principal (including previously accrued interest which was added to principal, as described above) and accrued interest at the stated rate have been paid in full. Generally, the date upon which cash payments begin to be made on a Z tranche depends on the rate at which the mortgage loans underlying the CMO are prepaid, with a faster prepayment rate resulting in an earlier commencement of cash payments on the Z tranche. Like a zero coupon bond, during its accrual period the Z tranche of a CMO has the advantage of eliminating the risk of reinvesting interest payments at lower rates during a period of declining market interest rates. At the same time, however, and also like a zero coupon bond, the market value of a Z tranche can be expected to fluctuate more widely with changes in market interest rates than would the market value of a tranche which pays interest currently. Changes in market interest rates also can be expected to influence prepayment rates on the mortgage loans underlying the CMO of which a Z tranche is a part. As noted above, such changes in prepayment rates will affect the date at which cash payments begin to be made on a Z tranche, and therefore also will influence its market value. As an operating policy, Bond Portfolio and Mortgage Securities Portfolio will not purchase a Z bond if the respective Portfolio's aggregate investment in Z bonds which are then still in their accrual periods would exceed 20% of the Portfolio's total assets (Z bonds which have begun to receive cash payments are not included for purposes of this 20% limitation).

         Bond Portfolio, Mortgage Securities Portfolio and International Bond Portfolio may also invest in inverse or reverse floating CMOs. Inverse or reverse floating CMOs constitute a tranche of a CMO with a coupon rate that moves in the reverse direction to an applicable index. Accordingly, the coupon rate will increase as interest rates decrease. The Portfolio would be adversely affected, however, by the purchase of such CMOs in the event of an increase in interest rates since the coupon rate will decrease as interest rates increase, and, like other mortgage-related securities, the value will decrease as interest rates increase. Inverse or reverse floating rate CMOs are typically more volatile than fixed or floating rate tranches of CMOs, and usually carry a lower cash flow priority. As an operating policy, Bond Portfolio and Mortgage Securities Portfolio will treat inverse floating rate CMOs as illiquid and, therefore, will limit its investments in such securities, together with all other illiquid securities, to 15% of such Portfolio's net assets.

STRUCTURED INVESTMENTS

         The Bond Portfolio, Money Market Portfolio, Mortgage Securities Portfolio and International Bond Portfolio may invest in structured investments where the underlying instruments in such structured investments are mortgage-related securities, asset-backed securities or other debt securities in which the Portfolios may otherwise invest.

         Structured investments are entities organized and operated solely for the purpose of restructuring the investment characteristics of various securities. These entities typically are organized by investment banking firms that receive fees in connection with establishing each entity and arranging for the placement of its securities. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments and the issuance by that entity of one or more classes of securities (structured investments) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured investments to create securities with different investment characteristics such as varying maturities, payment priorities or interest rate provisions; the extent of the payments made with respect to structured investments is dependent on the extent of the cash flow on the underlying instruments. Because structured investments of the type in which the Portfolios anticipate investing typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments.

         The Bond, Mortgage Securities and International Bond Portfolios are each permitted to invest in a class of structured investments that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured investments typically have higher yields and present greater risks than unsubordinated structured investments. Although the Portfolio's purchase of subordinated structured investments would have a similar economic effect to that of borrowing against the underlying instruments, the purchase will not be deemed to be leverage for purposes of the limitations placed on the extent of the Portfolio's assets that may be used for borrowing activities.


      Certain issuers of structured investments may be deemed to be "investment companies" as defined in the Investment Company Act of 1940 (the "1940 Act"). As a result, the Portfolios' investment in these structured investments may be limited by the restrictions contained in the 1940 Act. Structured investments typically are sold in private placement transactions to institutional investors such as the Portfolios, and there generally is no active trading market for structured investments. To the extent such investments are illiquid, they will be subject to the Portfolios' restrictions on investments in illiquid securities.


STRIPPED MORTGAGE-BACKED SECURITIES

         Bond Portfolio, International Bond Portfolio and Mortgage Securities Portfolio may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities represent undivided ownership interests in a pool of mortgages, the cash flow of which has been separated into its interest and principal components. "IOs" (interest only securities) receive the interest portion of the cash flow while "POs" (principal only securities) receive the principal portion. Stripped mortgage-backed securities may be issued by U.S. Government agencies or by private issuers. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates, unlike other mortgage-backed securities (which tend to move in the opposite direction compared to interest rates). Under the Internal Revenue Code of 1986, as amended, POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to the Portfolio.

         The cash flows and yields on standard IO and PO classes are extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. For example, a rapid or slow rate of principal payments may have a material adverse effect on the performance and prices of IOs or POs, respectively. If the underlying mortgage assets experience greater than anticipated prepayments of principal, an investor may fail to recoup fully its initial investment in an IO class of a stripped mortgage-backed security, even if the IO class is rated AAA or Aaa or is derived from a full faith and credit obligation (i.e., a GNMA). Conversely, if the underlying mortgage assets experience slower than anticipated prepayments of principal, the price on a PO class will be affected more severely than would be the case with a traditional mortgage-backed security, but unlike IOs, an investor will eventually recoup fully its initial investment provided no default of the guarantor occurs. As an operating policy, the Portfolio (except the International Bond Portfolio) will limit its investments in IOs and POs to 15% of the Portfolio's net assets, and all Portfolios will treat them as illiquid securities (which, in the aggregate, may not exceed 15% of a Portfolio's net assets) except to the extent such securities are deemed liquid by the Portfolio's adviser or sub-adviser in accordance with standards established by the Fund's Board of Directors. See "Restricted and Illiquid Securities" below.

ASSET-BACKED AND STRIPPED ASSET-BACKED SECURITIES

          Bond Portfolio, Money Market Portfolio and Mortgage Securities Portfolio may invest in asset-backed securities rated within the four highest grades assigned by Moody's or S&P, or rated at a comparable level by another independent nationally-recognized rating agency, or, if not rated, are of equivalent investment quality as determined by the Portfolio's investment adviser or sub-adviser. (International Bond Portfolio may invest in asset-backed securities which are unrated or rated as permitted under "Low Rated and Unrated Debt Securities" above.) Asset-backed securities usually represent interests in pools of consumer loans (typically trade, credit card or automobile receivables). The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, the quality of the servicing of the receivables, and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities may depend on the rate of principal payments received on the underlying assets which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security may be difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity. Some asset-backed transactions are structured with a "revolving period" during which the principal balance of the asset-backed security is maintained at a fixed level, followed by a period of rapid repayment. This structure is intended to insulate holders of the asset-backed security from prepayment risk to a significant extent. Asset-backed securities may be classified as pass-through certificates or collateralized obligations.

         Pass-through certificates are asset-backed securities which represent an undivided fractional ownership interest in an underlying pool of assets. Pass-through certificates usually provide for payments of principal and interest received to be passed through to their holders, usually after deduction for certain costs and expenses incurred in administering the pool. Because pass-through certificates represent an ownership interest in the underlying assets, the holders thereof bear directly the risk of any defaults by the obligors on the underlying assets not covered by any credit support.

         Asset-backed securities issued in the form of debt instruments, also known as collateralized obligations, are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. The assets collateralizing such asset-backed securities are pledged to a trustee or custodian for the benefit of the holders thereof. Such issuers generally hold no assets other than those underlying the asset-backed securities and any credit support provided. As a result, although payments on such asset-backed securities are obligations of the issuers, in the event of defaults on the underlying assets not covered by any credit support, the issuing entities are unlikely to have sufficient assets to satisfy their obligations on the related asset-backed securities.

         To lessen the effect of failures by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two classes: liquidity protection and protection against ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction or through a combination of such approaches.

         Bond Portfolio, Mortgage Securities Portfolio and International Bond Portfolio may also invest in stripped asset-backed securities. Asset-backed securities may be stripped to create interest-only and principal-only securities in the same manner as mortgage-backed securities. See "Stripped Mortgage-Backed Securities," above. The value of asset-backed IOs also tends to move in the same direction as changes in interest rates, unlike other asset-backed (or mortgage-backed) securities, which tend to move in the opposite direction compared to interest rates. As with stripped mortgage-backed securities, the cash flows and yields on asset-backed IOs and POs are also extremely sensitive to the rate of principal payments on the related underlying assets. See "Stripped Mortgage-Backed Securities," above. As an operating policy, each of these Portfolios (except the International Bond Portfolio) will limit its investments in IOs and POs to 15% of the Portfolio's net assets, and all Portfolios will treat them as illiquid securities (which, in the aggregate, may not exceed 15% of each Portfolio's net assets) except to the extent such securities are deemed liquid by the Portfolio's adviser (or sub-advisor) in accordance with standards established by the Fund's Board of Directors. See "Restricted and Illiquid Securities" below.

DIRECT INVESTMENTS IN MORTGAGES - WHOLE LOANS

         Mortgage Securities Portfolio and Bond Portfolio may each invest up to 10% of the value of its net assets directly in mortgages securing residential or commercial real estate (i.e., the Portfolio becomes the mortgagee). Such investments are not "mortgage-related securities" as described above. They are normally available from lending institutions which group together a number of mortgages for resale (usually from 10 to 50 mortgages) and which act as servicing agent for the purchaser with respect to, among other things, the receipt of principal and interest payments. (Such investments are also referred to as "whole loans".) The vendor of such mortgages receives a fee from the Portfolio for acting as servicing agent. The vendor does not provide any insurance or guarantees covering the repayment of principal or interest on the mortgages. Unlike pass-through securities, whole loans constitute direct investment in mortgages inasmuch as the Portfolio, rather than a financial intermediary, becomes the mortgagee with respect to such loans purchased by the Portfolio. At present, such investments are considered to be illiquid by the Portfolio's investment adviser or sub-adviser. A Portfolio will invest in such mortgages only if its investment adviser has determined through an examination of the mortgage loans and their originators (which may include an examination of such factors as percentage of family income dedicated to loan service and the relationship between loan value and market value) that the purchase of the mortgages should not represent a significant risk of loss to the Portfolio.

ZERO COUPON SECURITIES


         The Portfolios may invest in zero coupon securities. When held to maturity, the entire return on zero coupon securities, which consists of the amortization of discount, comes from the difference between their purchase price and their maturity value.

         Zero coupon securities, like other investments in debt securities, are subject to certain risks, including credit and market risks. Credit risk is the function of the ability of an issuer of a security to maintain timely interest payments and to pay the principal of a security upon maturity.

         Market risk is the risk of the price fluctuation of a security due primarily to market interest rates prevailing generally in the economy. Market risk may also include elements which take into account the underlying credit rating of an issuer, the maturity length of a security, a security's yield, and general economic and interest rate conditions. Zero coupon securities do not make any periodic payments of interest prior to maturity and the stripping of the securities causes the zero coupon securities to be offered at a discount from their face amounts. The market value of the zero coupon securities will fluctuate, perhaps markedly, and changes in interest rates and other factors and may be subject to greater fluctuations in response to changing interest rates than would a fund of securities consisting of debt obligations of comparable coupon bearing maturities. The amount of fluctuation increases with longer maturities.

         Because they do not pay interest, zero coupon securities tend to be subject to greater fluctuation of market value in response to changes in interest rates than interest-paying securities of similar maturities.

         When held to maturity, the return on zero coupon securities consists entirely of the difference between the maturity value and the purchase price of securities held in the Portfolio. While this difference allows investors to measure initial investment return, it also must be considered in light of changing economic conditions.

PAY-IN-KIND AND DELAYED INTEREST SECURITIES

         International Bond Portfolio may also invest in pay-in-kind securities and delayed interest securities. Pay-in-kind securities pay interest through the issuance to the holders of additional securities. Delayed interest securities are securities that remain zero coupon securities until a predetermined date at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Because interest on pay-in-kind and delayed interest securities is not paid on a current basis, the values of securities of this type are subject to greater fluctuations than the values of securities that distribute income regularly and they may be more speculative than such securities. Accordingly, the values of these securities may be highly volatile as interest rates rise or fall. In addition, the Portfolio's investments in pay-in-kind and delayed interest securities will result in special tax consequences.


DERIVATIVE INSTRUMENTS


     Derivative instruments are those financial instruments whose values are dependent upon the performance of one or more underlying assets, such as securities, interest rates, currencies, commodities or related indices. Derivatives may be used for "hedging," which means that they may help manage risks relating to interest rates, currency fluctuations and other market factors. They also may be used when the manager seeks to increase liquidity, implement a tax or cash management strategy, invest in a particular bond or segment of the market in a more efficient or less expensive way, modify the effective duration of the Portfolio's portfolio investments and/or to enhance total return. However derivatives are used, their successful use is not assured and will depend upon the manager's ability to predict relevant market movements.

     The Portfolios may use derivative transactions without limit for purposes of direct hedging. Direct hedging means that the transaction must be intended to reduce a specific risk exposure of a portfolio security or its denominated currency and must also be directly related to such security or currency. The Portfolios' use of derivatives transactions for purposes other than direct hedging may be limited from time to time by policies adopted by the board of trustees or the Portfolio's investment manager. Because some derivatives may enable a Portfolio to purchase or sell exposure to one or more underlying assets or indices for a relatively small amount of cash, the SEC requires mutual funds to "cover" or segregate liquid assets equal to the potential exposure created by such derivatives.


      The International Bond Portfolio is subject to a derivatives policy established by Franklin regarding the use of derivatives. Currently no more than 20% of the International Bond Portfolio's total assets may be invested in, or exposed to, futures, options, collars and swap agreements (as measured at the time of investment).


         FUTURE DEVELOPMENTS IN DERIVATIVES. A Portfolio may take advantage of opportunities in the area of derivative investments that are not presently contemplated for use by the Portfolio or that are not currently available but which may be developed in the future, to the extent such opportunities are consistent with the Portfolio's investment goals and are legally permissible for the Portfolio.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

         GENERALLY. Consistent with their investment objectives and strategies, and to the extent specified in the Prospectus and this Statement of Additional Information, the Portfolios may enter into a variety of futures contracts, including, without limitation, interest rate and other bond futures contracts, index futures contracts, exchange traded fund (ETF) futures contracts and foreign currency futures contracts, and may also purchase and sell put and call options on futures contracts. The purchase of futures contracts or call options on futures contracts can serve as a long hedge, and the sale of futures contracts or the purchase of put options on a futures contract can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indexes. Similarly, writing put options on futures contracts can serve as a limited long hedge.

         In addition, futures contract strategies can be used to manage the average duration of a Portfolio's fixed-income portfolio. If Advantus Capital or a sub-adviser wishes to shorten the average duration of a Portfolio's fixed-income portfolio, the Portfolio may sell a debt futures contract or a call option thereon, or purchase a put option on that futures contract. If Advantus Capital or a sub-adviser wishes to lengthen the average duration of a Portfolio's fixed-income portfolio, the Portfolio may buy a debt futures contract or a call option thereon, or sell a put option thereon.

         A Portfolio may not enter into short positions in futures contracts or options on futures contracts except for bona fide hedging or other risk management purposes (which may also have the effect of either lengthening or shortening the average duration of its portfolio of fixed income and other debt securities). Subject to the additional limitations described under "Regulatory Matters" below, futures contracts and options on futures contracts can also be purchased and sold to attempt to enhance income or yield.

         FUTURES CONTRACTS. A futures contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument or foreign currency, or for the making and acceptance of a cash settlement, at a stated time in the future for a fixed price. By its terms, a futures contract provides for a specified settlement date on which, in the case of the majority of interest rate and foreign currency futures contracts, the fixed income securities or currency underlying the contract are delivered by the seller and paid for by the purchaser, or on which, in the case of stock index futures contracts and certain interest rate and foreign currency futures contracts, the difference between the price at which the contract was entered into and the contract's closing value is settled between the purchaser and the seller in cash. Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Futures contracts call for settlement only on the expiration date, and cannot be "exercised" at any other time during their term.

         Purchases or sales of stock index futures contracts are used to attempt to protect current or intended stock investments from broad fluctuations in stock prices. Interest rate and foreign currency futures contracts are purchased or sold to attempt to hedge against the effects of interest or exchange rate changes on a Portfolio's current or intended investments in fixed income or foreign securities. In the event that an anticipated decrease in the value of a Portfolio's securities occurs as a result of a general stock market decline, a general increase in interest rates, or a decline in the dollar value of foreign currencies in which portfolio securities are denominated, the adverse effects of such changes may be offset, in whole or in part, by gains on the sale of futures contracts. Conversely, the increased cost of a Portfolio's securities to be acquired, caused by a general rise in the stock market, a general decline in interest rates, or a rise in the dollar value of foreign currencies, may be offset, in whole or in part, by gains on futures contracts purchased by such Portfolio.


     The underlying items to which futures contracts may relate include foreign currencies, currency indices, interest rates, bond indices, and debt securities, including corporate debt securities, non-U.S. government debt securities and U.S. government debt obligations. In most cases the contractual obligation under a futures contract may be offset, or closed out before the settlement date so that the parties do not have to make or take delivery. Closing out a short position is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument and the same delivery month. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the trader realizes a loss. Similarly, the closing out of a long position is effected by the purchaser entering into a futures contract sale.
If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain and, if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.



         The purchase or sale of a futures contract differs from the purchase or sale of a security in that no purchase price is paid or received. Instead, an amount of cash or cash equivalents, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as "initial margin." Initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Portfolio at the termination of the transaction if all contractual obligations have been satisfied. Subsequent payments to and from the broker, referred to as "variation margin," are made on a daily basis as the value of the index or instrument underlying the futures contract fluctuates, making positions in the futures contracts more or less valuable, a process known as "marking to the market." Variation margin does not involve borrowing, but rather represents a daily settlement of the Portfolio's obligations to or from a futures broker. Daily variation margin calls could be substantial in the event of adverse price movements. If the Portfolio has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.



         U.S. futures contracts may be purchased or sold only on an exchange, known as a "contract market," designated by the Commodity Futures Trading Commission ("CFTC") for the trading of such contract, and only through a registered futures commission merchant which is a member of such contract market. A commission must be paid on each completed purchase and sale transaction. The contract market clearing house guarantees the performance of each party to a futures contract by in effect taking the opposite side of such contract. At any time prior to the expiration of a futures contract, a trader may elect to close out its position by taking an opposite position on the contract market on which the position was entered into, subject to the availability of a secondary market, which will operate to terminate the initial position. At that time, a final determination of variation margin is made and any loss experienced by the trader is required to be paid to the contract market clearing house while any profit due to the trader must be delivered to it. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract. Futures contracts may also be traded on foreign exchanges.

         Under certain circumstances, futures contracts exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.



         If a Portfolio were unable to liquidate a futures contract due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Portfolio would continue to be subject to market risk with respect to the position. In addition, the Portfolio would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the futures contract or to maintain cash or liquid assets in an account.



         OPTIONS ON FUTURES CONTRACTS. An option on a futures contract provides the holder with the right to enter into a "long" position in the underlying futures contract, in the case of a call option, or a "short" position in the underlying futures contract, in the case of a put option, at a fixed exercise price up to a stated expiration date or, in the case of certain options, on such date. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position, in the case of a put option. In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts, such as payment of variation margin deposits. In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.



         A position in an option on a futures contract may be terminated by the purchaser or the seller prior to expiration by affecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.



         Options on futures contracts that are written or purchased by the Portfolios on United States exchanges are traded on the same contract market as the underlying futures contract and, like futures contracts, are subject to regulation by the CFTC and the performance guarantee of the exchange clearing house. In addition, options on futures contracts may be traded on foreign exchanges.



         RISKS OF FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The use of futures contracts and options on futures contracts will expose the Portfolios to additional investment risks and transactions costs. Risks include:



     o the risk that interest rates, securities prices or currency markets will not move in the direction that the Portfolio's investment adviser or sub-adviser anticipates;



     o an imperfect correlation between the price of the instrument and movements in the prices of any securities or currencies being hedged;



     o the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits;



     o leverage risk, which is the risk that adverse price movements in an instrument can result in a loss substantially greater than a Portfolio's initial investment in that instrument; and



     o the risk that the counterparty to an instrument will fail to perform its obligations.



         REGULATORY MATTERS. To the extent required to comply with applicable Securities and Exchange Commission releases and staff positions, when entering into futures contracts each Portfolio will maintain, in a segregated account, cash or liquid securities equal to the value of such contracts.



         Each of the Fund's Portfolios that invests in futures contracts and options on futures contracts has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the National Futures Association. In each case, the Portfolio intends to comply with Section
4.5 of the regulations under the Commodity Exchange Act, which limits the extent to which the Portfolio can commit assets to initial margin deposits and option premiums.



         The above limitation on the Portfolio's investments in futures contracts and commodity options, and the Fund's policies regarding futures contracts and options discussed elsewhere in this Statement of Additional Information, may be changed as regulatory agencies permit. With respect to positions in commodity futures or commodity option contracts which do not come within the meaning and intent of bona fide hedging in the Commodity Futures Trading Commission ("CFTC") rules, the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the liquidation value of the qualifying entity's portfolio, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; and, provided further, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount as defined by CFTC Rule 190.01(x) may be excluded in computing such 5%.

         For examples of futures contracts and their tax treatment, see Appendix C to this Statement of Additional Information.



OPTIONS



         To the extent permitted in the Prospectus, each Portfolio may write (i.e., sell) covered call and secured put options and purchase and sell put and call options written by others. Each Portfolio will limit the total market value of securities against which it may write call or put options to 20% of its total assets. In addition, no Portfolio will commit more than 5% of its total assets to premiums when purchasing put or call options.



         A put option gives the purchaser the right to sell a security, currency or other instrument to the writer of the option at a stated price during the term of the option. A call option gives the purchaser the right to purchase a security, currency or other instrument from the writer of the option at a stated price during the term of the option. Thus, if a Portfolio writes a call option on a security, it becomes obligated during the term of the option to deliver the security underlying the option upon payment of the exercise price. If a Portfolio writes a put option, it becomes obligated during the term of the option to purchase the security underlying the option at the exercise price if the option is exercised. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying instrument, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. Put and call options that the Portfolios may purchase or write may be traded on a national securities exchange and in the over-the-counter (OTC) market.


         Portfolios may use put and call options for a variety of purposes. For example, if a portfolio manager wishes to hedge a security a Portfolio owns against a decline in price, the manager may purchase a put option on the underlying security; i.e., purchase the right to sell the security to a third party at a stated price. If the underlying security then declines in price, the manager can exercise the put option, thus limiting the amount of loss resulting from the decline in price. Similarly, if the manager intends to purchase a security at some date in the future, the manager may purchase a call option on the security today in order to hedge against an increase in its price before the intended purchase date. Put and call options also can be used for speculative purposes. For example, if a portfolio manager believes that the price of stocks generally is going to rise, the manager may purchase a call option on a stock index, the components of which are unrelated to the stocks held or intended to be purchased. Finally, a portfolio manager may write options on securities owned in order to realize additional income. Portfolios receive premiums from writing call or put options, which they retain whether or not the options are exercised.

         By writing a call option, a Portfolio might lose the potential for gain on the underlying security while the option is open, and by writing a put option a Portfolio might become obligated to purchase the underlying security for more than its current market price upon exercise. If a Portfolio purchases a put or call option, any loss to the Portfolio is limited to the premium paid for, and transaction costs paid in connection with, the option.


         The Portfolios may buy both put and call exchange traded options, as well as both put and call Over-the-counter (OTC) options. Like exchange traded options, OTC options give the holder the right to buy, in the case of OTC call options, or sell, in the case of OTC put options, an underlying security from or to the writer at a stated exercise price. OTC options, however, differ from exchange traded options in certain material respects.

         OTC options are arranged directly with dealers and not with a clearing corporation or exchange. Consequently, there is a risk of non-performance by the dealer, including because of the dealer's bankruptcy or insolvency. While a Portfolio uses only counterparties, such as dealers, that meet its credit quality standards, in unusual or extreme market conditions, a counterparty's creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited. Because there is no exchange, pricing is typically done based on information from market makers or other dealers. OTC options are available for a greater variety of underlying instruments and in a wider range of expiration dates and exercise prices than exchange traded options.

          There can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time. The Portfolio may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. When the Portfolio writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer with which the Portfolio originally wrote the option. The Portfolio may suffer a loss if it is not able to exercise (in the case of a purchased option) or enter into a closing sale transaction on a timely basis.

          The Fund understands that the staff of the SEC currently takes the position that purchased OTC options are considered illiquid securities and that the assets used to cover the sale of an OTC option are considered illiquid. Pending a change in the staff's position, the Fund will treat OTC options and "covering" assets as illiquid and subject to each Portfolio's limitation on illiquid securities.


         OPTIONS ON SECURITIES. An option on a security provides the purchaser, or "holder," with the right, but not the obligation, to purchase, in the case of a "call" option, or sell, in the case of a "put" option, the security or securities underlying the option, for a fixed exercise price up to a stated expiration date or, in the case of certain options, on such date. The holder pays a nonrefundable purchase price for the option, known as the "premium." The maximum amount of risk the purchaser of the option assumes is equal to the premium plus related transaction costs, although this entire amount may be lost. The risk of the seller, or "writer," however, is potentially unlimited, unless the option is "covered." A call option written by a Portfolio is "covered" if the Portfolio owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Portfolio holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Portfolio in cash and liquid securities in a segregated account with its custodian. A put option written by a Portfolio is "covered" if the Portfolio maintains cash and liquid securities with a value equal to the exercise price in a segregated account with its custodian, or else holds a put on the same security and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written. If the writer's obligation is not so covered, it is subject to the risk of the full change in value of the underlying security from the time the option is written until exercise.



         Upon exercise of the option, the holder is required to pay the purchase price of the underlying security, in the case of a call option, or to deliver the security in return for the purchase price in the case of a put option. Conversely, the writer is required to deliver the security, in the case of a call option, or to purchase the security, in the case of a put option. Options on securities which have been purchased or written may be closed out prior to exercise or expiration by entering into an offsetting transaction on the exchange on which the initial position was established, subject to the availability of a liquid secondary market.



         Options on securities and options on indexes of securities, discussed below, are traded on national securities exchanges, such as the Chicago Board Options Exchange and the New York Stock Exchange, which are regulated by the SEC. The Options Clearing Corporation guarantees the performance of each party to an exchange-traded option, by in effect taking the opposite side of each such option. A holder or writer may engage in transactions in exchange-traded options on securities and options on indexes of securities only through a registered broker-dealer which is a member of the exchange on which the option is traded.



         In addition, options on securities and options on indexes of securities may be traded on exchanges located outside the United States and over-the-counter through financial institutions dealing in such options as well as the underlying instruments. While exchange-traded options have a continuous liquid market, over-the-counter options may not.



         OPTIONS ON STOCK INDEXES. In contrast to an option on a security, an option on a stock index provides the holder with the right to make or receive a cash settlement upon exercise of the option, rather than the right to purchase or sell a security. The amount of this settlement is equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a call) or is below (in the case of a put) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." The purchaser of the option receives this cash settlement amount if the closing level of the stock index on the day of exercise is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The writer of the option is obligated, in return for the premium received, to make delivery of this amount if the option is exercised. As in the case of options on securities, the writer or holder may liquidate positions in stock index options prior to exercise or expiration by entering into closing transactions on the exchange on which such positions were established, subject to the availability of a liquid secondary market.



         A Portfolio will cover all options on stock indexes by owning securities whose price changes, in the opinion of the Portfolio's adviser or sub-adviser, are expected to be similar to those of the index, or in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. Nevertheless, where a Portfolio covers a call option on a stock index through ownership of securities, such securities may not match the composition of the index. In that event, the Portfolio will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index. The Portfolios will secure put options on stock indexes by segregating assets equal to the option's exercise price, or in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations.



         The index underlying a stock option index may be a "broad-based" index, such as the Standard & Poor's 500 Index or the New York Stock Exchange Composite Index, the changes in value of which ordinarily will reflect movements in the stock market in general. In contrast, certain options may be based upon narrower market indexes, such as the Standard & Poor's 100 Index, or on indexes of securities of particular industry groups, such as those of oil and gas or technology companies. A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks so included.

SWAP AGREEMENTS

         Each Portfolio (other than Money Market Portfolio) may enter into swaps, caps, floors and collars to preserve a return or a spread on a particular investment or portion of its portfolio, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date or to attempt to enhance yield. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a "basket" of securities representing a particular index. Commonly used swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap;" interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

         Swap agreements, including caps, floors and collars, can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease the overall volatility of a Portfolio's investments and its share price and yield because these agreements may affect the Portfolio's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage-backed security values, corporate borrowing rates or other factors such as security prices or inflation rates.

         Swap agreements will tend to shift a Portfolio's investment exposure from one type of investment to another. For example, if a Portfolio agrees to exchange payments in U.S. dollars for payments in foreign currency, the swap agreement would tend to decrease the Portfolio's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps, floors and collars have an effect similar to buying or writing options. Whether the Portfolio's use of swap agreements will be successful in furthering its investment objective will depend on the ability of the Portfolio's investment adviser or sub-adviser to predict correctly whether certain types of investments are likely to produce greater returns than other investments.

         The creditworthiness of firms with which a Portfolio enters into swaps, caps, floors or collars will be monitored by Advantus Capital or the sub-adviser. If a firm's creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses. If a default occurs by the other party to such transaction, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction.

         The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. Most swap agreements entered into by the Portfolio would calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Portfolio's obligations (or rights) under a swap agreement will generally be equal to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Portfolio's obligations under a swap agreement will be accrued daily (offset against amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid securities to avoid any potential leveraging of the Portfolio's securities.

         The Portfolio will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Portfolio's assets. Advantus Capital and the Portfolios believe that such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Portfolio's borrowing restrictions. The position of the SEC is that assets involved in swap transactions are illiquid and are, therefore, subject to the limitations on investing in illiquid securities.


     Options on Swap Agreements ("swaptions"). Generally, the Portfolios may purchase and write (sell) both put and call options on swap agreements, commonly known as swaptions, although currently the Portfolios only intend to purchase options on interest rate swaps. The Portfolios may buy options on interest rate swaps to help hedge the Portfolio's risk of potentially rising interest rates. A swaption is an over-the-counter option (see the discussion on OTC options) that gives the buyer of the option the right, but not the obligation, to enter into a previously negotiated swap agreement, or to extend, terminate, or otherwise modify the terms of an existing swap agreement, in exchange for the payment of a premium to the writer (seller) of the option. The writer (seller) of a swaption receives premium payments from the buyer and, in exchange, becomes obligated to enter into or modify an underlying swap agreement upon the exercise of the option by the buyer. The Portfolio generally assumes a greater risk when it writes (sells) a swaption than when it purchases a swaption. When the Portfolio purchases a swaption, it risks losing the amount of premium it has paid, should it elect not to exercise the option, plus any related transaction costs. When the Portfolio writes (sells) a swaption, however, the Portfolio is bound by the terms of the underlying swap agreement upon exercise of the option by the buyer, which may result in losses to the Portfolio in excess of the premium it received. Swaptions also involve other risks associated with both OTC options and swap agreements, such as counterparty risk (the risk that the counterparty defaults on its obligation), market risk, credit risk, and interest rate risk. With respect to the Portfolio's purchase of options on interest rate swaps, depending on the movement of interest rates between the time of purchase and expiration of the swaption, the value of the underlying interest rate swap and therefore the value of the swaption will change.


CREDIT DEFAULT SWAPS

         Each Portfolio (other than Money Market Portfolio) may also enter into credit default swap agreements. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Portfolio. The protection "buyer" in a credit default contract is generally obligated to pay the protection "seller" an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the "par value" (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Portfolio may be either the buyer or seller in the transaction. If the Portfolio is a buyer and no credit event occurs, the Portfolio may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap.

         Credit default swap agreements involve greater risks than if a Portfolio had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Portfolio will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The Portfolio's obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Portfolio). In connection with credit default swaps in which a Portfolio is the buyer, the Portfolio will segregate or "earmark" cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Portfolio's exposure (any accrued but unpaid net amounts owed by the Portfolio to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Portfolio is the seller, the Portfolio will segregate or "earmark" cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Portfolio). Such segregation or "earmarking" will ensure that the Portfolio has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Portfolio. Such segregation or "earmarking" will not limit the Portfolio's exposure to loss.

         Whether a Portfolio's use of swap agreements will be successful in furthering its investment objective will depend on the ability of the adviser correctly to predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty to a swap agreement. Certain positions adopted by the Internal Revenue Service may limit the Portfolio's ability to use swap agreements in a desired tax strategy.

         The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swap market and the laws relating to swaps, including potential government regulation, could adversely affect the Portfolio's ability to terminate existing swap agreements, to realize amounts to be received under such agreements, or to enter into swap agreements, or could have adverse tax consequences.


         Combined Transactions. The Portfolios may enter into multiple transactions, including multiple swaps transactions, multiple futures transactions, multiple options transactions, multiple currency transactions, and any combination of swaps, futures, forward transactions and options as part of a single or combined strategy (a "Combined Transaction") when, in the opinion of the manager, it is in the best interests of the Portfolio to do so. A Combined Transaction will usually contain elements of risk that are present in each on its component transactions.

         Although Combined Transactions are normally entered into based on the manager's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.


CREDIT-LINKED NOTES (CLNs)


A typical CLN is set-up as a "pass-through" note structure created by a broker or bank as an alternative investment for funds or other purchasers to directly buying a bond or group of bonds. CLNs are typically issued at par, with a one to one relationship with the notional value to the underlying bond(s). The performance of the CLN, however, including maturity value, is linked to the performance of the specified underlying bond(s) as well as that of the issuing entity. CLNs are generally considered to be liquid instruments; however, the liquidity of the CLN may be impacted by the liquidity of the underlying reference asset.

         In addition to the risk of loss of its principal investment, the International Bond Portfolio bears the risk that the issuer of the CLN will default or become bankrupt. In such an event, the International Bond Portfolio may have difficulty being repaid, or fail to be repaid, the principal amount of its investment. A downgrade or impairment to the credit rating of the issuer will also likely impact negatively the price of the CLN, regardless of the price of the bond(s) underlying the CLNs. A CLN is typically structured as limited recourse, unsecured obligation of the issuer of such security such that the security will usually be the obligation solely of the issuer and will not be an obligation or responsibility of any other person, including the issuer of the underlying bond(s).

         Most CLNs are structured as Rule 144A securities so that they may be freely traded among institutional buyers. However, the market for CLNs may be, or suddenly can become, illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the CLN to be interested in bidding for it. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices of CLNs. In certain cases, a market price for a CLN may not be available or may not be reliable, and the International Bond Portfolio could experience difficulty in selling such security at a price the manager believes is fair.

FOREIGN SECURITIES

         International Bond Portfolio may invest in foreign securities without limitation. In addition, Bond Portfolio, Money Market Portfolio, Mortgage Securities Portfolio and Real Estate Securities Portfolio may each invest up to 10% of its total assets in U.S. dollar denominated securities of foreign governments and companies that are traded in the U.S. Such securities are typically publicly traded but may in some cases be issued as private placements (each Portfolio will treat private placement securities as illiquid securities which, when aggregated with all other illiquid securities, may not exceed 15% of the Portfolio's net assets). Real Estate Securities Portfolio may also invest in securities of Canadian issuers which are not U.S. dollar denominated or traded in the U.S., but in no event may such investments, when aggregated with its other investments in foreign securities, exceed more than 10% of its total assets. Advantus Capital will determine whether, in its judgment, a security purchased by any Portfolio is a "foreign security" based on various criteria it deems relevant, including, but not limited to, the country in which the security's issuer is organized, the location of the issuer's headquarters, the location of the exchange on which the security is traded, the currency in which the security is denominated, and the country in which the issuer's primary operations, including sales, are conducted.

         The Money Market Portfolio is also permitted to invest up to 25% of its total assets in U.S. dollar denominated obligations of U.S. branches or agencies of foreign banks with assets of at least $2 billion and U.S. dollar denominated obligations of Canadian chartered banks and London branches of U.S. banks with assets of at least $2 billion. See "Obligations of Non-Domestic Banks" above.

         The S&P 400 Mid-Cap and S&P 500 Portfolios may invest in securities of foreign issuers to the extent such securities are included in the S&P 400 Mid-Cap Index and S&P 500 Index, respectively.

         Investing in securities of foreign issuers may result in greater risk than that incurred in investing in securities of domestic issuers. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations; foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in those nations. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the U.S. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. Further, the Portfolio may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. Commission rates in foreign countries, which are sometimes fixed rather than subject to negotiation as in the U.S., are likely to be higher. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets. In many foreign countries there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S. The foreign securities markets of many of the countries in which the Portfolio may invest may also be smaller, less liquid, and subject to greater price volatility than those in the U.S. Also, some countries may withhold portions of interest, dividends and gains at the source. The Portfolio may also be unfavorably affected by fluctuations in the relative rates of exchange between the currencies of different nations (i.e., when the currency being exchanged has decreased in value relative to the currency being purchased). There are further risk considerations, including possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

         An American Depositary Receipt ("ADR") is a negotiable certificate, usually issued by a U.S. bank, representing ownership of a specific number of shares in a non-U.S. corporation. ADRs are quoted and traded in U.S. dollars in the U.S. securities market. An ADR is sponsored if the original issuing company has selected a single U.S. bank to serve as its U.S. depositary and transfer agent. This relationship requires a deposit agreement which defines the rights and duties of both the issuer and depositary. Companies that sponsor ADRs must also provide their ADR investors with English translations of company information made public in their own domiciled country. Sponsored ADR investors also generally have the same voting rights as ordinary shareholders, barring any unusual circumstances. ADRs which meet these requirements can be listed on U.S. stock exchanges. Unsponsored ADRs are created at the initiative of a broker or bank reacting to demand for a specific foreign stock. The broker or bank purchases the underlying shares and deposits them in a depositary. Unsponsored shares issued after 1983 are not eligible for U.S. stock exchange listings. Furthermore, they do not generally include voting rights.

         In addition, International Bond Portfolio may invest in European Depositary Receipts, which are receipts evidencing an arrangement with a European bank similar to that for ADRs and which are designed for use in the European securities markets. Furthermore, International Bond Portfolio may invest in Global Depositary Receipts, which are receipts evidencing an arrangement with a foreign bank similar to that for ADRs and which are designed for use in European and other foreign securities markets. European Depositary Receipts and Global Depositary Receipts are not necessarily denominated in the currency of the underlying security.

         EMERGING/DEVELOPING MARKETS. The International Bond Portfolio may invest a significant portion of its total assets in emerging market countries.


         Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the Portfolio's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in many developing countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in some developing countries may be slowed or reversed by unanticipated political or social events in such countries.


         In addition, many of the countries in which the International Bond Portfolio may invest have experienced substantial, and during some periods, extremely high rates of inflation, for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain countries. Moreover, the economies of some developing countries may differ unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position.



         Investments in developing countries may involve risks of nationalization, expropriation and confiscatory taxation. For example, the Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of expropriation, the Portfolio could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in certain developing countries. Finally, even though the currencies of some developing countries, such as certain Eastern European countries, may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to the Portfolio's shareholders.


         FOREIGN BONDS. The International Bond Portfolio's investments in debt instruments include U.S. and foreign government and corporate securities.
These debt instruments may include Samurai bonds, Yankee bonds, Eurobonds and Global Bonds in order to gain exposure to investment capital in other countries in a certain currency. A Samurai bond is a yen-denominated bond issued in Tokyo by a non-Japanese company. Eurobonds are generally issued in bearer form, carry a fixed or floating rate of interest, and typically amortize principal through a bullet payment with semiannual interest payments in the currency in which the bond was issued. Yankee bonds are foreign bonds denominated in U.S. dollars and registered with the SEC for sale in the U.S. A Global Bond is a certificate representing the total debt of an issue. Such bonds are created to control the primary market distribution of an issue in compliance with selling restrictions in certain jurisdictions or because definitive bond certificates are not available. A Global Bond is also known as a Global Certificate.


         CURRENCY. If the International Bond Portfolio holds securities denominated in foreign currencies, changes in foreign currency exchange rates will affect the value of what the Portfolio owns and its share price. In addition, changes in foreign currency exchange rates will affect the Portfolio's income and distributions to shareholders. Some countries in which the Portfolio may invest also may have fixed or managed currencies that are not free-floating against the U.S. dollar. Certain currencies may not be internationally traded. To the extent that the managers intend to hedge currency risk, the International Bond Portfolio's management endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread in currency exchange (to cover service charges) may be incurred, particularly when the Portfolio changes investments from one country to another or when proceeds of the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Some countries may adopt policies that would prevent the Portfolio from transferring cash out of the country or withhold portions of interest and dividends at the source.


          The Portfolio may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Some countries in which the Portfolio may invest may also have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be internationally traded.


         Certain currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluations in the currencies in which the Portfolio's portfolio securities are denominated may have a detrimental impact on the Portfolio. Where the exchange rate for a currency declines materially after the Portfolio's income has been accrued and translated into U.S. dollars, the Portfolio may need to redeem portfolio securities to make required distributions. Similarly, if an exchange rate declines between the time the Portfolio incurs expenses in U.S. dollars and the time such expenses are paid, the Portfolio will have to convert a greater amount of the currency into U.S. dollars in order to pay the expenses.



         The exercise of this flexible policy may include decisions to buy securities with substantial risk characteristics and other decisions such as changing the emphasis on investments from one nation to another and from one type of security to another. Some of these decisions may later prove profitable and others may not. No assurance can be given that profits, if any, will exceed losses.

FOREIGN CURRENCY TRANSACTIONS


     For the purpose of hedging, efficient portfolio management, and/or enhancement of returns, the International Bond Portfolio and the Real Estate Securities Portfolio may, from time to time, enter into currency forward contracts, including currency forwards and cross currency forwards, in addition to the use of other derivative instruments described herein (each of which may result in net short currency exposure). For hedging purposes, such transactions may be effected on non-U.S. dollar denominated instruments owned by the Portfolio, sold by the Portfolio but not yet delivered, or committed or anticipated to be purchased by the Portfolio. The Portfolios are not limited in their use of forward contracts in connection with direct hedging, but may be subject to limits for any other purposes as may be established from time to time by the Fund's Board and investment manager.

     Forward foreign currency contracts and cross currency forward contracts. A forward contract is an obligation to purchase or sell a specific currency for another at an agreed exchange rate (price) at a future date, which is individually negotiated and privately traded by currency traders and their customers in the interbank market. The Portfolio may either exchange the currencies specified at the maturity of a forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting forward contract. Closing transactions with respect to forward contracts are usually performed with the counterparty to the original forward contract.

     For example, the Portfolio may enter into a forward contract when it owns a security that is denominated in a foreign currency and desires to "lock in" the U.S. dollar value of the security. Thus, for example, when the Portfolio believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Portfolio's portfolio securities denominated in such foreign currency. Similarly, when the Portfolio is about to purchase a security that is denominated in a foreign currency and the Portfolio believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward contract to buy that foreign currency for a fixed dollar amount. The Portfolio may also purchase and sell forward contracts to generate income or to help gain exposure to a particular currency when the manager anticipates that the foreign currency will appreciate or depreciate in value.

     In addition, when the Portfolio's manager believes that a foreign currency may experience a substantial movement against another foreign currency the Portfolio may enter into a forward contract to buy or sell, as appropriate, an amount of the foreign currency either: a) approximating the value of some or all of its portfolio securities denominated in such foreign currency (this investment practice generally is referred to as "cross-hedging"); or b) necessary to derive a level of additional income or return that the Portfolio's manager seeks to achieve for the Portfolio. The Portfolios may also engage in "proxy hedging." Proxy hedging is often used when the currency to which the Portfolio is exposed is difficult to hedge or to hedge against the U.S. dollar. Proxy hedging entails entering into a forward contract to buy or sell a currency whose changes in value are generally considered to be linked closely to a currency or currencies in which some or all of the Portfolio's securities are or are expected to be denominated.

     Risks. The successful use of these transactions will usually depend on the manager's ability to accurately forecast currency exchange rate movements. Should exchange rates move in an unexpected manner, the Portfolio may not achieve the anticipated benefits of the transaction, or it may realize losses. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised, including because of the counterparty's bankruptcy or insolvency. While a Portfolio uses only counterparties that meet its credit quality standards, in unusual or extreme market conditions, a counterparty's creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited. Moreover, investors should bear in mind that the Portfolio is not obligated to actively engage in hedging or other currency transactions. For example, the Portfolio may not have attempted to hedge its exposure to a particular foreign currency at a time when doing so might have avoided a loss.

      Although the Commodity Futures Trading Commission does not currently regulate these contracts, it may in the future assert such regulatory authority. In such event, the Portfolio's ability to utilize forward contracts in the manner set forth above may be restricted. Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not engaged in such contracts. Moreover, there may be an imperfect correlation between the Portfolio's portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the Portfolio. This imperfect correlation may cause the Portfolio to sustain losses that will prevent the Portfolio from achieving a complete hedge or expose the Portfolio to risk of foreign exchange loss.

LOANS OF PORTFOLIO SECURITIES


For the purpose of realizing additional income, to the extent specified in the Prospectus, certain Portfolios may make secured loans of Portfolio securities amounting to not more than one-third of their respective total assets (which, for purposes of this limitation, will include the value of collateral received in return for securities loaned). Collateral received in connection with securities lending shall not be considered Portfolio assets, however, for purposes of compliance with any requirement described in the Fund's prospectus that a Portfolio invest a specified minimum percentage of its assets in certain types of securities (e.g., securities of small companies). Securities loans are made to broker-dealers or financial institutions pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent. The collateral received from the borrower will consist of cash, letters of credit or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Cash collateral will be invested in securities consistent with the Portfolio's investment objectives, policies and restrictions and with other securities lending guidelines established by the Fund's Board of Directors. The cash collateral may be invested in securities which are subject to sub-prime mortgage risk. While the securities are being lent, the Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. Although the Portfolio does not expect to pay commissions or other front-end fees (including finders fees) in connection with loans of securities (but in some cases may do so), a portion of the additional income realized will be shared with the Portfolio's custodian for arranging and administering such loans. The Portfolio has a right to call each loan and obtain the securities on five business days' notice. The Portfolio will not have the right to vote securities while they are being lent, but it will call a loan in anticipation of any important vote.

         The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by the Portfolio's investment adviser or sub-adviser, as the case may be, to be of good standing and to have sufficient financial responsibility, and will not be made unless, in the judgment of the Portfolio's investment adviser or sub-adviser, the consideration to be earned from such loans would justify the risk. The creditworthiness of entities to which the Portfolio makes loans of portfolio securities is monitored by the Portfolio's investment adviser or sub-adviser throughout the term of each loan. In addition, the investment of the cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk and other risks that are present in the market, and, as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. This could result in losses incurred by the Portfolio.

RESTRICTED AND ILLIQUID SECURITIES

         Each Portfolio may invest up to 15% (10% in the case of Money Market Portfolio) of its respective net assets in securities restricted as to disposition under the federal securities laws or otherwise, or other illiquid assets. An investment is generally deemed to be "illiquid" if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the investment company is valuing the investment. "Restricted securities" are securities which were originally sold in private placements and which have not been registered under the Securities Act of 1933 (the "1933 Act"). Such securities generally have been considered illiquid by the staff of the Securities and Exchange Commission (the "SEC"), since such securities may be resold only subject to statutory restrictions and delays or if registered under the 1933 Act. Because of such restrictions, the Portfolio may not be able to dispose of a block of restricted securities for a substantial period of time or at prices as favorable as those prevailing in the open market should like securities of an unrestricted class of the same issuer be freely traded. The Portfolio may be required to bear the expenses of registration of such restricted securities.

         The SEC has acknowledged, however, that a market exists for certain restricted securities (for example, securities qualifying for resale to certain "qualified institutional buyers" pursuant to Rule 144A under the 1933 Act). Additionally, the Portfolio's investment adviser and sub-adviser, as the case may be, believe that a similar market exists for commercial paper issued pursuant to the private placement exemption of Section 4(2) of the 1933 Act and for certain interest-only and principal-only classes of mortgage-backed and asset-backed securities. Each Portfolio may invest without limitation in these forms of restricted securities if such securities are deemed by the Portfolio's investment adviser or sub-adviser to be liquid in accordance with standards established by the Fund's Board of Directors. Under these guidelines, the Portfolio's investment adviser or sub-adviser must consider: (a) the frequency of trades and quotes for the security, (b) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (c) dealer undertakings to make a market in the security, and (d) the nature of the security and the nature of the marketplace trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). At the present time, it is not possible to predict with accuracy how the markets for certain restricted securities will develop. Investing in such restricted securities could have the effect of increasing the level of the Portfolio's illiquidity to the extent that qualified purchasers of the securities become, for a time, uninterested in purchasing these securities.

         If through the appreciation of restricted securities or the depreciation of unrestricted securities, the Portfolio is in a position where more than 15% (10% in the case of Money Market Portfolio) of its net assets are invested in restricted and other illiquid securities, the Portfolio will take appropriate steps to protect liquidity.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

         Bond Portfolio, Mortgage Securities Portfolio, International Bond Portfolio and Real Estate Securities Portfolio may each purchase securities offered on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. When such transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities takes place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment to purchase by the Portfolio and settlement, no payment is made for the securities purchased by the Portfolio and, thus, no interest accrues to the Portfolio from the transaction.

         The use of when-issued transactions and forward commitments enables the Portfolio to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, the Portfolio might sell securities in its portfolio on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising prices, the Portfolio might sell a security in its portfolio and purchase the same or a similar security on a when-issued or forward commitment basis, thereby fixing the purchase price to be paid on the settlement date at an amount below that to which the Portfolio anticipates the market price of such security to rise and, in the meantime, obtaining the benefit of investing the proceeds of the sale of its portfolio security at currently higher cash yields. Of course, the success of this strategy depends upon the ability of the Portfolio's investment adviser or sub-adviser to correctly anticipate increases and decreases in interest rates and prices of securities. If the Portfolio's investment adviser or sub-adviser anticipates a rise in interest rates and a decline in prices and, accordingly, the Portfolio sells securities on a forward commitment basis in order to hedge against falling prices, but in fact interest rates decline and prices rise, the Portfolio will have lost the opportunity to profit from the price increase. If the investment adviser or sub-adviser anticipates a decline in interest rates and a rise in prices, and, accordingly, the Portfolio sells a security in its portfolio and purchases the same or a similar security on a when-issued or forward commitment basis in order to enjoy currently high cash yields, but in fact interest rates increase and prices fall, the Portfolio will have lost the opportunity to profit from investment of the proceeds of the sale of the security at the increased interest rates. The likely effect of this hedging strategy, whether the Portfolio's investment adviser or sub-adviser is correct or incorrect in its prediction of interest rate and price movements, is to reduce the chances of large capital gains or losses and thereby reduce the likelihood of wide variations in the Portfolio's net asset value.

         When-issued securities and forward commitments may be sold prior to the settlement date, but, except for mortgage dollar roll transactions (as discussed below), the Portfolio enters into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. The Portfolio may hold a when-issued security or forward commitment until the settlement date, even if the Portfolio will incur a loss upon settlement. To facilitate transactions in when-issued securities and forward commitments, the Portfolio's custodian bank maintains, in a separate account of the Portfolio, liquid assets, such as cash, short-term securities and other liquid securities (marked to the market daily), having a value equal to, or greater than, any commitments to purchase securities on a when-issued or forward commitment basis and, with respect to forward commitments to sell portfolio securities of the Portfolio, the portfolio securities themselves. If the Portfolio, however, chooses to dispose of the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive against a forward commitment, it can incur a gain or loss. (At the time the Portfolio makes the commitment to purchase or sell a security on a when-issued or forward commitment basis, it records the transaction and reflects the value of the security purchased or, if a sale, the proceeds to be received, in determining its net asset value.)

         The Portfolio may also enter into such transactions to generate incremental income. In some instances, the third-party seller of when-issued or forward commitment securities may determine prior to the settlement date that it will be unable or unwilling to meet its existing transaction commitments without borrowing securities. If advantageous from a yield perspective, the Portfolio may, in that event, agree to resell its purchase commitment to the third-party seller at the current market price on the date of sale and concurrently enter into another purchase commitment for such securities at a later date. As an inducement for the Portfolio to "roll over" its purchase commitment, the Portfolio may receive a negotiated fee. These transactions, referred to as "mortgage dollar rolls," are entered into without the intention of actually acquiring securities. For a description of mortgage dollar rolls and the Portfolios that may invest in such transactions, see "Mortgage Dollar Rolls" below.

         The purchase of securities on a when-issued or forward commitment basis exposes the Portfolio to risk because the securities may decrease in value prior to their delivery. Purchasing securities on a when-issued or forward commitment basis involves the additional risk that the return available in the market when the delivery takes place will be higher than that obtained in the transaction itself. The Portfolio's purchase of securities on a when-issued or forward commitment basis while remaining substantially fully invested increases the amount of the Portfolio's assets that are subject to market risk to an amount that is greater than the Portfolio's net asset value, which could result in increased volatility of the price of the Portfolio's shares. No more than 30% of the value of such Portfolio's total assets will be committed to when-issued or forward commitment transactions, and of such 30%, no more than two-thirds (i.e., 20% of its total assets) may be invested in mortgage dollar rolls.

MORTGAGE DOLLAR ROLLS

         In connection with its ability to purchase securities on a when-issued or forward commitment basis, Bond Portfolio, Mortgage Securities Portfolio and International Bond Portfolio may enter into mortgage "dollar rolls" in which the Portfolio sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. In a mortgage dollar roll, the Portfolio gives up the right to receive principal and interest paid on the securities sold. However, the Portfolio would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase plus any fee income received. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Portfolio compared with what such performance would have been without the use of mortgage dollar rolls. The Portfolio will hold and maintain in a segregated account until the settlement date cash or liquid securities in an amount equal to the forward purchase price. The benefits derived from the use of mortgage dollar rolls may depend upon the ability of the Portfolio's investment adviser or sub-adviser, as the case may be, to predict correctly mortgage prepayments and interest rates. There is no assurance that mortgage dollar rolls can be successfully employed. In addition, the use of mortgage dollar rolls by the Portfolio while remaining substantially fully invested increases the amount of the Portfolio's assets that are subject to market risk to an amount that is greater than the Portfolio's net asset value, which could result in increased volatility of the price of the Portfolio's shares.

         For financial reporting and tax purposes, mortgage dollar rolls are considered as two separate transactions: one involving the sale of a security and a separate transaction involving a purchase. The Portfolios do not currently intend to enter into mortgage dollar rolls that are accounted for as a "financing" rather than as a separate sale and purchase transactions.

REAL ESTATE INVESTMENT TRUST SECURITIES

         The Real Estate Securities Portfolio may invest in real estate investment trust securities ("REIT"). A REIT is a corporation or a business trust that would otherwise be taxed as a corporation, which meets certain requirements of the Internal Revenue Code of 1986, as amended the "Code"). The Code permits a qualifying REIT to deduct dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. In order to qualify as a REIT, a company must derive at least 75% of its gross income from real estate sources (rents, mortgage interest, and gains from sale of real estate assets), 75% of its assets must be in real estate, mortgages or REIT stock, and must distribute to shareholder annually 95% or more of its otherwise taxable income.

         REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITS. An equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings and derives its income primarily from rental income. A mortgage REIT invests primarily in mortgages on real estate, and derives primarily from interest payments received on credit it has granted. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs. It is anticipated, although not required, that under normal circumstances, a majority of the Portfolio's investments in REITS will consist of equity REITs.

REPURCHASE AGREEMENTS

         Each of the Portfolios may enter into repurchase agreements. Repurchase agreements are agreements by which the Portfolio purchases a security and obtains a simultaneous commitment from the seller (a member bank of the Federal Reserve System or, if permitted by law or regulation and if the Board of Directors of the Portfolio has evaluated its creditworthiness through adoption of standards of review or otherwise, a securities dealer) to repurchase the security at an agreed upon price and date. The creditworthiness of entities with whom the Portfolio enters into repurchase agreements is monitored by the Portfolio's investment adviser or sub-adviser throughout the term of the repurchase agreement. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Portfolio the opportunity to earn a return on temporarily available cash. The Portfolio's custodian, or a duly appointed subcustodian, holds the securities underlying any repurchase agreement in a segregated account or such securities may be part of the Federal Reserve Book Entry System. The market value of the collateral underlying the repurchase agreement is determined on each business day. If at any time the market value of the collateral falls below the repurchase price of the repurchase agreement (including any accrued interest), the Portfolio promptly receives additional collateral, so that the total collateral is in an amount at least equal to the repurchase price plus accrued interest. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the United States Government, the obligation of the seller is not guaranteed by the United States Government.
In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Portfolio could experience both delays in liquidating the underlying security and losses, including: (a) possible decline in the value of the underlying security during the period while the Portfolio seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.

REVERSE REPURCHASE AGREEMENTS

         Money Market Portfolio and International Bond Portfolio may also enter into reverse repurchase agreements. Reverse repurchase agreements are the counterparts of repurchase agreements, by which the Portfolio sells a security and agrees to repurchase the security from the buyer at an agreed upon price and future date. Because certain of the incidents of ownership of the security are retained by the Portfolio, reverse repurchase agreements may be considered a form of borrowing by the Portfolio from the buyer, collateralized by the security. The Portfolio uses the proceeds of a reverse repurchase agreement to purchase other money market securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The Portfolio utilizes reverse repurchase agreements when the interest income to be earned from investment of the proceeds of the reverse repurchase transaction exceeds the interest expense of the transaction.

         The use of reverse repurchase agreements by the Portfolio allows it to leverage its portfolio. While leveraging offers the potential for increased yield, it magnifies the risks associated with the Portfolio's investments and reduces the stability of the Portfolio's net asset value per share. To limit this risk, the Portfolio will not enter into a reverse repurchase agreement if all such transactions, together with any money borrowed, exceed 5% of the Portfolio's net assets. In addition, when entering into reverse repurchase agreements, the Portfolio will deposit and maintain in a segregated account with its custodian liquid assets, such as cash or cash equivalents and other appropriate short-term securities and high grade debt obligations, in an amount equal to the repurchase price (which shall include the interest expense of the transaction). Moreover, Money Market Portfolio will not enter into reverse repurchase agreements if and to the extent such transactions would, as determined by the Portfolio's investment adviser, materially increase the risk of a significant deviation in the Portfolio's net asset value per share. See "Net Asset Value" below.

WARRANTS



         Bond Portfolio, International Bond Portfolio and Real Estate Securities Portfolio may invest in warrants. Warrants are instruments that allow investors to purchase underlying shares at a specified price (exercise price) at a given future date. The market price of a warrant is determined by market participants by the addition of two distinct components: (1) the price of the underlying shares less the warrant's exercise price, and (2) the warrant's premium that is attributed to volatility and leveraging power. Warrants are pure speculation in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.



         It is not expected that Bond Portfolio or International Bond Portfolio will invest in common stocks or equity securities other than warrants, but it may retain for reasonable periods of time up to 5% of their respective total assets in common stocks acquired upon conversion of debt securities or preferred stocks or upon exercise of warrants.

SECURITIES OF OTHER INVESTMENT COMPANIES

         As permitted by the 1940 Act, and except as otherwise described below, a Portfolio may invest in securities issued by other investment companies, so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of a Portfolio's total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of a Portfolio's total assets will be invested in the securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Portfolio. A Portfolio may invest in securities of another investment company without regard to the foregoing limitations, provided the Portfolio satisfies the requirements of Rule 12d1-1 under the 1940 Act, including the requirements that the other investment company is a money market fund and that the Portfolio not pay any sales charge or service fee in connection with such investment. However, because the Money Market Portfolio is also regulated by Rule 2a-7 under the 1940 Act, the Money Market Portfolio may never invest more than 5% of its total assets in the securities of any one investment company, including a money market fund. A Portfolio's investment in another investment company may also be limited by other diversification requirements under the 1940 Act and the Internal Revenue Code.

         As a shareholder of another investment company, a Portfolio would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Portfolio bears directly in connection with its own operations. Investment companies in which a Portfolio may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by the Portfolio and, therefore, will be borne indirectly by shareholders.

         Exchange Traded Funds. The Portfolios may invest in investment companies in the form of various exchange traded funds ("ETFs"), subject to the Portfolio's investment objectives, policies and strategies as described in the Prospectus. ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector. Some types of ETFs include:

         - "SPDRs" (S&P's Depositary Receipts), which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of an S&P Index. Holders of SPDRs are entitled to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the stocks in the S&P Index's underlying investment portfolio, less any trust expenses.

         - "Qubes" (QQQ), which invest in the stocks of the Nasdaq 100 Index, a modified capitalization weighted index that includes the stocks of 100 of the largest and most actively traded non-financial companies quoted through Nasdaq. Qubes use a unit investment trust structure that allows immediate reinvestment of dividends.

         - "iShares" which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of specific indexes.

         - "HOLDRs" (Holding Company Depositary Receipts), which are trust-issued receipts that represent beneficial ownership in a specified group of 20 or more stocks. Unlike other ETFs, a Portfolio can hold the group of stocks as one asset or unbundle the stocks and trade them separately, according to the Portfolio's investment strategies.

         ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry, sector or index. Trading in an ETF may be halted if the trading in one or more of the ETF's underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs by a Portfolio can generate brokerage expenses.

         Closed-End Investment Companies. To encourage indirect foreign investment in their capital markets, some countries, including South Korea, Chile and India, have permitted the creation of closed-end investment companies. Pursuant to the restrictions stated above, shares of certain closed-end investment companies may at times be acquired only at market prices representing premiums to their net asset values. If a Portfolio acquires shares of closed-end investment companies, shareholders would bear both their proportionate share of expenses of the Portfolio (including management and advisory fees) and, indirectly, the expenses of such closed-end investment company.

SHORT SALES AGAINST THE BOX

         Each Portfolio may sell securities "short against the box"; provided that each Portfolio will not at the time of any short sales aggregate in total sales price more than 10% of its total assets. Whereas a short sale is the sale of a security the Portfolio does not own, a short sale is "against the box" if, at all times during which the short position is open, the Portfolio owns at least an equal amount of the securities sold short or other securities convertible into or exchangeable without further consideration for securities of the same issue as the securities sold short. Short sales against the box are typically used by sophisticated investors to defer recognition of capital gains or losses. The Portfolios have no present intention to sell securities short in this fashion.

DEFENSIVE PURPOSES

         Each Portfolio may invest up to 20% of its respective net assets in cash or cash items. In addition, for temporary or defensive purposes, the Portfolio may invest in cash or cash items without limitation. The "cash items" in which a Portfolio may invest for temporary or defensive purposes, include short-term obligations such as rated commercial paper and variable amount master demand notes; United States dollar-denominated time and savings deposits (including certificates of deposit); bankers' acceptances; obligations of the United States Government or its agencies or instrumentalities; repurchase agreements collateralized by eligible investments of a Portfolio; securities of other mutual funds which invest primarily in debt obligations with remaining maturities of 13 months or less (which investments also are subject to the advisory fee); unaffiliated or affiliated money market funds and investment companies (to the extent allowed by the 1940 Act or exemptions granted thereunder and the Portfolio's fundamental investment policies and restrictions); and other similar high-quality short-term United States dollar-denominated obligations.


                             INVESTMENT RESTRICTIONS

         The Fund has adopted the following restrictions relating to the investment of the assets of the Portfolios.

         Each Portfolio is subject to certain "fundamental" investment restrictions which may not be changed without the affirmative vote of a majority of the outstanding voting securities of each Portfolio affected by the change. With respect to the submission of a change in an investment restriction to the holders of the Fund's outstanding voting securities, such matter shall be deemed to have been effectively acted upon with respect to a particular Portfolio if a majority of the outstanding voting securities of such Portfolio vote for the approval of such matter, notwithstanding (1) that such matter has not been approved by the holders of a majority of the outstanding voting securities of any other Portfolio affected by such matter, and (2) that such matter has not been approved by the vote of a majority of the outstanding voting securities of the Fund. For this purpose and under the Investment Company Act of 1940, a majority of the outstanding voting shares of each Portfolio means the lesser of
(i) 67% of the voting shares represented at a meeting which more than 50% of the outstanding voting shares are represented or (ii) more than 50% of the outstanding voting shares. An investment restriction which is not fundamental may be changed by a vote of the Board of Directors without further shareholder approval. Except as otherwise noted, each of the investment restrictions below is fundamental.

FUNDAMENTAL RESTRICTIONS

         1. The Portfolios will not borrow money or issue senior securities except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified from time to time by any regulatory authority having jurisdiction.

         2. The Portfolios will not concentrate their investments in a particular industry, except that:

               (a) with respect to Money Market Portfolio, this limitation does not apply to investments in domestic banks;

               (b) under normal market conditions, Mortgage Securities Portfolio will concentrate its investments in the mortgage and mortgage-finance industry. Mortgage Securities Portfolio will not concentrate its investments in any other particular industry;

               (c) under normal market conditions, Real Estate Securities Portfolio will concentrate its investments in the real estate or real estate related industry. Real Estate Portfolio will not concentrate its investments in any other particular industry;

               (d) Index 500 Portfolio may concentrate its investments in a particular industry if the S&P 500 Index is so concentrated; and

               (e) Index 400 Mid-Cap Portfolio may concentrate its investments in a particular industry if the S&P 400 Mid-Cap Index is so concentrated.

               For purposes of this limitation, the U.S. Government, and state or municipal governments and their political subdivisions, are not considered members of any industry. Whether a Portfolio is concentrating in an industry shall be determined in accordance with the Investment Company Act of 1940, as amended, and as interpreted or modified from time to time by any regulatory authority having jurisdiction.

         3. The Portfolios will not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, but this shall not prevent the Portfolios from investing in securities or other instruments backed by real estate investments therein or in securities of companies that deal in real estate or mortgages.

         4. The Portfolios will not purchase physical commodities or contracts relating to physical commodities.

         5. The Portfolios may not make loans except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified from time to time by any regulatory authority having jurisdiction.

         6. The Portfolios may not act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the disposition of Portfolio securities.

NON-FUNDAMENTAL RESTRICTIONS

The Fund has adopted a number of non-fundamental policies which appear below.

         7. The Portfolios will not acquire any new securities while borrowings, including borrowings through reverse repurchase agreements, exceed 5% of total assets.

         8. The Portfolios will use futures contracts and options on futures contracts only (a) for "bona fide hedging purposes" (as defined in regulations of the Commodity Futures Trading Commission) or
               (b) for other purposes so long as the aggregate initial margins and premiums required in connection with non-hedging positions do not exceed 5% of the liquidation value of the Portfolio.

         9. The Portfolios may mortgage, pledge or hypothecate their assets only to secure permitted borrowings. Collateral arrangements with respect to futures contracts, options thereon and certain options transactions are not considered pledges for purposes of this limitation.

         10. The Portfolios may not make short sales of securities, other than short sales "against the box," except that this policy does not prevent a Portfolio from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments for bona fide hedging or other risk management purposes (which may also have the effect of either lengthening or shortening the average duration of its portfolio of fixed income and other debt securities).

         11. The Portfolios may not purchase securities on margin, but it may obtain such short-term credits as may be necessary for the clearance of securities transactions and it may make margin deposits in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

         12. The Portfolios will not invest more than 15% (10% in the case of Money Market Portfolio) of their net assets in illiquid securities.

         13. The total market value of securities against which a Portfolio may write call or put options will not exceed 20% of the Portfolios' total assets. In addition, a Portfolio will not commit more than 5% of its total assets to premiums when purchasing put or call options.

         If a percentage restriction described above or in the Fund's Prospectus is adhered to at the time of an investment, a later increase or decrease in the investment's percentage of the value of a Portfolio's total assets resulting from a change in such values or assets will not constitute a violation of the percentage restriction. For purposes of determining an industry "classification" for a particular security and calculating industry concentration percentages, the Fund will generally use the Standard Industry Classification ("SIC") Code assigned to such security by Bloomberg LP. However, the Fund's investment adviser may, in its discretion, override such SIC Code for a specific security when the adviser determines, based on the characteristics of such security and its issuer, that a different industry classification is more appropriate.

ADDITIONAL RESTRICTIONS

         The Money Market Portfolio is subject to the investment restrictions of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), in addition to its other policies and restrictions discussed below. Pursuant to Rule 2a-7, the Fund is required to invest exclusively in securities that mature within 397 days from the date of purchase and to maintain an average weighted maturity of not more than 90 days. Rule 2a-7 also requires that all investments by the Portfolio be limited to United States dollar-denominated investments that
(a) present "minimal credit risk" and (b) are at the time of acquisition "Eligible Securities." Eligible Securities include, among others, securities that are rated by two Nationally Recognized Statistical Rating Organizations ("NRSROs") in one of the two highest categories for short-term debt obligations, such as A-1 or A-2 by S&P, or Prime-1 or Prime-2 by Moody's.

         Rule 2a-7 also requires, among other things, that the Money Market Portfolio may not invest, other than in U.S. "Government Securities" (as defined in the 1940 Act), (a) more than 5% of its total assets in Second Tier Securities (i.e., Eligible Securities that are not rated by two NRSROs in the highest category such as A-1 and Prime-1 and (b) more than the greater of 1% of its total assets or $1,000,000 in Second Tier Securities of any one issuer. The present practice is not to purchase any Second Tier Securities.


         In addition, the Portfolios are subject to and will comply with all other applicable restrictions in the Investment Company Act of 1940, the Internal Revenue Code, as amended, and regulations adopted thereunder.


                               PORTFOLIO TURNOVER

         Portfolio turnover is the ratio of the lesser of annual purchases or sales of portfolio securities to the average monthly value of portfolio securities, not including short-term securities. A 100% portfolio turnover rate would occur, for example, if the lesser of the value of purchases or sales of portfolio securities for a particular year were equal to the average monthly value of the portfolio securities owned during such year.

         Each Portfolio has a different expected annual rate of portfolio turnover. A high rate of turnover in a Portfolio generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Portfolio. Turnover rates may vary greatly from year to year and within a particular year and may also be affected by cash requirements for redemptions of each Portfolio's shares and by requirements which enable the Fund to receive favorable tax treatment. The portfolio turnover rates associated with each Portfolio will, of course, be affected by the level of purchases and redemptions of shares of each Portfolio. However, because rate of portfolio turnover is not a limiting factor, particular holdings may be sold at any time, if in the opinion of Advantus Capital or a Portfolio's sub-adviser such a sale is advisable.

         The Money Market Portfolio, consistent with its investment objective, will attempt to maximize yield through trading. This may involve selling instruments and purchasing different instruments to take advantage of disparities of yields in different segments of the high grade money market or among particular instruments within the same segment of the market. Since the Portfolio's assets will be invested in securities with short maturities and the Portfolio will manage its assets as described above, the Portfolio's holdings of money market instruments will turn over several times a year. However, this does not generally increase the Portfolio's brokerage costs, since brokerage commissions as such are not usually paid in connection with the purchase or sale of the instruments in which the Portfolio invests since such securities will be purchased on a net basis.

         For each of the last three calendar years, the portfolio turnover rates for the various Portfolios were as follows:

                                   Portfolio Turnover Rate
                                   -----------------------
       Portfolio                     2009   2008   2007
       ---------                     -----  -----  -----
       Bond                                 229.6%  89.6%
       Index 400 Mid-Cap                     24.0   22.8
       Index 500                              4.6    3.5
       International Bond                   103.8  139.3
       Money Market                           N/A    N/A
       Mortgage Securities                  127.5   87.8
       Real Estate Securities                43.6   37.3




                        DIRECTORS AND EXECUTIVE OFFICERS

         Director Duties and Responsibilities. The duties and responsibilities of the Fund's directors flow principally from Minnesota law (as the Fund is organized as a Minnesota corporation) and from the Investment Company Act of 1940, as amended (the "Investment Company Act"), as the Fund is registered pursuant to the Investment Company Act as an open-end management investment company. Under such laws, the Fund's directors have myriad duties and responsibilities, including without limitation: the election of Fund officers; the appointment and oversight of key Fund service providers, including the Fund's investment adviser (and, if applicable, sub-advisers), principal underwriter, administrators, custodians, auditors and legal counsel; the annual review and reapproval of the Fund's investment advisory and underwriting agreements, as well as other agreements with Fund affiliates and the Fund's Rule 12b-1 plan of distribution; and oversight over the management of the Fund (including risk oversight), as conducted primarily by the Fund's investment adviser, Advantus Capital Management, Inc. ("Advantus Capital").

         Embedded within the foregoing is the Board of Director's ongoing role in overseeing the management of investment (including counterparty), compliance, operational, enterprise and other risks to which the Fund is exposed. There are four regularly scheduled Board of Directors, and two regularly scheduled Audit Committee, meetings held each year. Over the course of each year, the Board of Directors and Audit Committee endeavor to receive reports on the key risks affecting the Fund and the programs, functions, and systems designed to manage such risks. Moreover, as more fully set forth below, the Fund's Board of Directors has been constituted with persons of diverse backgrounds but with a collective ability to understand the Fund's risk environment and to oversee the risk management function.

         At each regularly scheduled meeting of the Board of Directors, the investment performance of each Fund Portfolio is reviewed against peer and market data. In addition, each portfolio manager meets in person with the Board of Directors at least annually to discuss in detail the manner in which the Portfolio is managed, the makeup of the Portfolio, the environment in which the Portfolio operates and the risks to which the Portfolio is subject. In addition, the Board of Directors meets in person with a representative of Franklin Advisers, Inc., the sub-adviser to one of the Fund's Portfolios.

         A foundational responsibility of the Fund's Chief Compliance Officer ("CCO") is the identification of various key risks to which the Fund is subject and the development and implementation of policies and procedures reasonably designed to mitigate such risks. The Fund's CCO reports directly to the Fund's Board of Directors, and meets with the Board (in both open and executive session) at each quarterly board meeting. The Board of Directors approved the Fund's and Advantus Capital's compliance programs (as well as the compliance programs of Franklin Advisers, Inc., the sub-adviser for International Bond Portfolio, and of the Fund's distributor and administrator), reviews with the CCO regarding the ongoing implementation and administration of the compliance function, and oversees the CCO's annual review and evaluation of the compliance program. The CCO also attends each meeting of the Fund's Audit Committee at which compliance issues within the Audit Committee's purview are reviewed and addressed. There is an executive session with the CCO at each such meeting.

         At each semi-annual meeting of the Fund's Audit Committee, the Audit Committee meets with the Chief Internal Auditor of Minnesota Mutual Companies, Inc. ("MMC") and its affiliates. The Chief Internal Auditor reports to the Audit Committee of MMC, the ultimate parent company of Advantus Capital, and is charged with conducting both planned and special (unplanned) audits of various important accounting and operational areas of Advantus Capital and its affiliates (including many key roles and functions impacting the Fund). The Fund's Audit Committee receives a report from the Chief Internal Auditor of all internal audits conducted since the most recent prior Audit Committee Meeting, and such individual meets in executive session with the Audit Committee at each regularly scheduled meeting.

         Board and Committee Structure. Currently, the Fund's Board of Directors is comprised of three persons. None of such current directors is an "interested person" (within the meaning of the Investment Company Act) of the Fund. Each current director is considered independent (an "Independent Director") because he or she is not an interested person of the Fund, has never served as an employee or officer of Advantus Capital or of companies affiliated with Advantus Capital, including Minnesota Life Insurance Company ("Minnesota Life"), and does not have a financial interest in Advantus Capital, Minnesota Life or their other affiliates. The Board has four regularly scheduled meetings per year.

         There are two committees of the Board of Directors - an Audit Committee and a Governance Committee. Each such committee is comprised of the three current directors (again, all Independent Directors). Each committee meeting is chaired by a director, and the chair position rotates among the three committee members on a meeting by meeting basis. The Audit Committee currently has two regularly scheduled meetings per year, and the Governance Committee (which inter alia is responsible for director nominations and director and board self-assessments) has one regularly scheduled meeting per year. The Board and each committee also meet (in person or telephonically) from time to time on an ad hoc basis if matters requiring Board or committee input arise and require action between regularly scheduled meetings. The Audit Committee met two times, and the Governance Committee met one time, during the fiscal year ended December 31, 2009.

         The Audit Committee, which has adopted and operates in accordance with a separate Audit Committee Charter, has as its purposes (a) to oversee the accounting and financial reporting processes of the Fund and each of its Portfolios and its internal control over financial reporting and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers; (b) to oversee, or, as appropriate, assist Board oversight of, the quality and integrity of the Fund's financial statements and the independent audit thereof; (c) to oversee, or, as appropriate, assist Board oversight of, the Fund's compliance with legal and regulatory requirements that relate to the Fund's accounting and financial reporting, internal control over financial reporting and independent audits; (d) to approve prior to appointment the engagement of the Fund's independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Fund's independent auditors;
(e) to act as a liaison between the Fund's independent auditors and the full Board; and (f) to assist the Board in its oversight of the internal audit functions of Advantus Capital, Minnesota Life and its affiliates as such functions relate to the Fund (as described above).

         The Governance Committee, which operates in accordance with a separate Governance Committee Charter approved by the Board of Directors, selects and recommends to the Board of Directors individuals for nomination as Independent Directors, annually reviews the independence of the Independent Directors, reviews the composition of the Board of Directors, the Board's committee structure and each Committee's Charter, develops proposals regarding director education, reviews director compensation and expenses, and at least annually conducts a self assessment of the adequacy, effectiveness and adherence to industry "best practices" of the Fund's governance structures and practices. The names of potential Independent Director candidates are drawn from a number of sources, including recommendations from management of Advantus Capital. Inasmuch as the Fund does not hold annual meetings of shareholders and meetings of shareholders occur only intermittently, the Governance Committee does not at present consider nominees recommended by shareholders.



         Neither Minnesota law nor the Investment Company Act requires that the Fund's Board of Directors appoint a "chair" or a "lead independent director". In reviewing and analyzing current trends in the industry, including various articulations of "best practices" regarding mutual fund boards, the Fund's Board of Directors determined that the appointment of a "chair" or a "lead independent director" would not meaningfully advance or improve the Fund's governance structure or the ability or means of the Board of Directors in the performance of its duties and responsibilities. In making this determination, and in deciding not to appoint a chair or a lead director, the Board of Directors (again comprised exclusively of independent directors) considered the current small size of the Fund, the relatively small number of Portfolios within the Board of Director's purview, the ability of each director individually, and the board as a whole, to determine and influence the nature and substance of the board's (and committees') agendas, materials and roles, the relative lack of complexity in the organization of the Fund and the representation of independent directors at all times by independent legal counsel.

         Director Selection and Qualifications. The Fund's Board of Directors has adopted and adheres to Guidelines Regarding the Responsibilities, Structure and Standards of the Board of Directors of Advantus Series Fund, Inc. (the "Director Guidelines"). The Guidelines provide that the Fund's Board shall be comprised in such a manner that (i) there are at least three Independent Directors and (ii) the ratio of Independent Directors to total directors complies with the requirements of the Investment Company Act and industry best practices, as determined and applied to the Fund from time to time by the Governance Committee of the Board.

         The selection and nomination of new Independent Directors (when vacancies occur) is solely within the discretion of the then existing Independent Directors. The Guidelines further provide that Independent Directors should be selected from a diverse group of experiences and backgrounds, and such selections should seek to ensure the Board's ability to perform its duties under the Investment Company Act and Minnesota law, and also promote and preserve the reputation and diversity of the Board. New Board members should have an excellent standing in the community and a style consistent with the Board environment.

         The Guidelines further provide that each Independent Director nominee should be literate in business and financial matters as they may relate to investment companies. Additionally, if practicable, the Board should endeavor to have among its Independent Directors at least one person that has the credentials to enable him or her to be designated as the "Audit Committee Financial Expert".

         Current Fund Directors and Executive Officers. Set forth in the following table are the names and certain biographical information on each current Fund director and certain Fund officers. Only executive officers and other officers who perform policy-making functions with the Fund are listed. None of the directors is a director of any public company (a company required to file reports under the Securities Exchange Act of 1934) or of any registered investment companies other than the Fund. Each director serves for an indefinite term, until his or her resignation, death or removal.



                                  Position with Fund
Name, Address/1/                  and Length of            Principal Occupation(s)
and Year of Birth                 Time Served              During Past 5 Years
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
Independent Directors
---------------------------------------------------------------------------------------------------------
Dorothy J. Bridges                Director since           President, Chief Executive Officer and
1955                              December 28, 2004        Director, City First Bank of DC since
                                                           September 2008; Chairman, Community Bankers
                                                           Council of the American Bankers Association;
                                                           Vice Chair, Northwest Area Foundation Board of
                                                           Directors since 2002; Councilmember of the
                                                           FDIC Community Bankers Advisory Council since
                                                           December 2009; President and Chief Executive
                                                           Officer, Franklin National Bank of Minneapolis
                                                           from 1999 to August 2008; member, Franklin
                                                           National Bancorporation from 1999 to August
                                                           2008; member, Federal Reserve Bank's Consumer
                                                           Advisory Council from 2006 to October 2008;
                                                           Director, Federal Reserve Bank of Minneapolis
                                                           from 2007 to September 2008

Linda L. Henderson                Director since           Retired; Professional Advisor, Carlson
1949                              January 25, 2007         School of Management, University of Minnesota,
                                                           2004 to May 2007; Senior Vice President,
                                                           Director of Fixed Income Research and
                                                           Strategies, RBC Dain Rauscher Investments,
                                                           1985 to 2004; Chartered Financial Analyst

William C. Melton                 Director since           Founder and President of Melton
1947                              April 25, 2002           Research Inc. since 1997; member of the
                                                           Advisory Board of Macroeconomic Advisors LLC
                                                           since 1998; member, Minneapolis StarTribune
                                                           Board of Economists since 1986; member, State
                                                           of Minnesota Council of Economic Advisors from
                                                           1988 to 1994; various senior positions at
                                                           American Express Financial Advisors (formerly
                                                           Investors Diversified Services and,
                                                           thereafter, IDS/American Express) from 1982
                                                           through 1997, including Chief Economist and,
                                                           thereafter, Chief International Economist

---------------------------------------------------------------------------------------------------------
Other Executive Officers/2/
---------------------------------------------------------------------------------------------------------

Gregory S. Strong                 President since          Retired since December 2008,
1944                              April 25, 2007           previously Senior Vice President, Chief
                                                           Actuary and Treasurer, Minnesota Life
                                                           Insurance Company; Treasurer, Minnesota Mutual
                                                           Companies, Inc.; Senior Vice President and
                                                           Treasurer, Securian Financial Group, Inc.;
                                                           Treasurer, Securian Holding Company

Gary M. Kleist                    Vice President           Financial Vice President, Chief of
1959                              and Treasurer            Operations and Director, Advantus
                                  since July 24, 2003      Capital Management, Inc.; Second Vice
                                                           President, Minnesota Life Insurance Company;
                                                           Vice President and Secretary/Treasurer, MIMLIC
                                                           Funding, Inc. (entity holding legal title to
                                                           bonds beneficially owned by certain clients of
                                                           Advantus Capital); Financial Vice President,
                                                           MCM Funding 1997-1, Inc. and MCM Funding
                                                           1998-1, Inc. (entities holding legal title to
                                                           mortgages beneficially owned by certain
                                                           clients of Advantus Capital); Second Vice
                                                           President, Securian Financial Group, Inc.;
                                                           Second Vice President, Securian Life Insurance
                                                           Company

Michael J. Radmer                 Secretary since          Partner with the law firm of
Dorsey & Whitney LLP              April 16, 1998           Dorsey & Whitney LLP
50 South Sixth Street
Minneapolis, Minnesota 55402
1945



-----------------
(1) Unless otherwise noted, the address of each director and officer is the address of the Fund: 400 Robert Street North, St. Paul, Minnesota 55101.

(2) Although not a 'corporate' officer of the Fund, Vicki L. Bailey, born in 1955, has served as the Fund's Chief Compliance Officer since July 2004. Ms. Bailey is also Vice President, Investment Law, Chief Compliance Officer and Secretary, Advantus Capital Management, Inc.; Vice President, Investment Law and Advantus Compliance Officer, Minnesota Life Insurance Company; Vice President and Secretary, MCM Funding 1997-1, Inc. and MCM Funding 1998-1, Inc. (entities holding legal title to mortgages beneficially owned by certain clients of Advantus Capital); Vice President, Securian Financial Group, Inc.; Vice President, Securian Life Insurance Company; Director, Personal Finance Company LLC.

         Each of the current members of the Fund's Board of Directors was nominated by the Fund's Governance Committee pursuant to the Guidelines. In addition to having an excellent reputation in the community, each is literate in business and financial matters as they relate to investment companies but in different ways that contribute to the board's diversity and strength.



         Ms. Bridges' experience as a community banker, as well as her roles on various boards and advisory councils, provide the board with expertise in dealing with regulated financial industries, corporate governance management-related issues, client and community service and related issues. Her experiences also allow her to serve as the Fund's designated financial expert.

         Ms. Henderson's professional and academic experience with fixed income securities provides perspective to the Board's role in overseeing the Fund's investment portfolios, many of which focus on fixed income securities.

         Dr. Melton's background as an economist, including as the Chief Economist for one of the largest asset management firms in the United States and in various other economic consulting capacities, provides valuable insight and experience regarding both internal and external issues facing mutual funds and their managers.



         Share Ownership. The Directors beneficially owned shares in the Fund in the following dollar ranges as of December 31, 2009:



                                         Dollar Range of
                                        Equity Securities
Name of Director                          in the Fund*
------------------                      -----------------
Dorothy J. Bridges                            None
Linda L. Henderson                            None
William C. Melton                         Over $100,000



* The Fund's shares are currently sold only to separate accounts of Minnesota Life and certain other life insurance companies. Directors who own Contracts issued by those companies are the beneficial owners of the shares of the Fund attributable to such Contracts.

         Compensation and Fees. Legal fees and expenses are paid to the law firm of which Michael J. Radmer is a partner. No compensation is paid by the Fund to any of its officers or directors who is affiliated with Advantus Capital. The Fund does, however, pay compensation to its Chief Compliance Officer, who is not a corporate officer of the Fund but is affiliated with Advantus Capital. Directors who are not affiliated with Advantus Capital receive compensation in connection with the Fund equal to $8,000 per year plus $3,000 per board meeting and $2,000 per committee meeting attended (and reimbursement of travel expenses to attend directors' meetings), except for telephone board or committee meetings of less than two hours duration for which they receive $1,000 per meeting. During the fiscal year ended December 31, 2009, each Director was compensated by the Fund in accordance with the following table:



                                                  Pension
                                               or Retirement
                           Aggregate              Benefits             Estimated
                          Compensation            Accrued as             Annual
                              from              Part of Fund         Benefits Upon
Name of Director            the Fund               Expenses            Retirement
----------------            --------               --------            ----------
Dorothy J. Bridges              $                   n/a                     n/a
Linda L. Henderson              $                   n/a                     n/a
William C. Melton               $                   n/a                     n/a

                               DIRECTOR LIABILITY

         Under Minnesota law, the Board of Directors of the Fund owes certain fiduciary duties to the Fund and to its shareholders. Minnesota law provides that a director "shall discharge the duties of the position of director in good faith, in a manner the director reasonably believes to be in the best interest of the corporation, and with the care an ordinarily prudent person in a like position would exercise under similar circumstances." Fiduciary duties of a director of a Minnesota corporation include, therefore, both a duty of "loyalty" (to act in good faith and act in a manner reasonably believed to be in the best interests of the corporation) and a duty of "care" (to act with the care an ordinarily prudent person in a like position would exercise under similar circumstances). Minnesota law also authorizes corporations to eliminate or limit the personal liability of a director to the corporation or its shareholders for monetary damages for breach of the fiduciary duty of "care." Minnesota law does not, however, permit a corporation to eliminate or limit the liability of a director (i) for any breach of the directors' duty of "loyalty" to the corporation or its shareholders, (ii) for acts or omissions not in good faith or that involve intentional misconduct or a knowing violation of law, (iii) for authorizing a dividend, stock repurchase or redemption or other distribution in violation of Minnesota law or for violation of certain provisions of Minnesota securities laws, or (iv) for any transaction from which the director derived an improper personal benefit. The Articles of Incorporation of the Fund limit the liability of directors to the fullest extent permitted by Minnesota statutes, except to the extent that such liability cannot be limited as provided in the Investment Company Act of 1940 (which prohibits any provisions which purport to limit the liability of directors arising from such directors' willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their role as directors).

         Minnesota law does not eliminate the duty of "care" imposed upon a director. It only authorizes a corporation to eliminate monetary liability for violations of that duty. Minnesota law, further, does not permit elimination or limitation of liability of "officers" to the corporation for breach of their duties as officers (including the liability of directors who serve as officers for breach of their duties as officers). Minnesota law does not permit elimination or limitation of the availability of equitable relief, such as injunctive or recessionary relief. Further, Minnesota law does not permit elimination or limitation of a director's liability under the Securities Act of 1933 or the Securities Exchange Act of 1934, and it is uncertain whether and to what extent the elimination of monetary liability would extend to violations of duties imposed on directors by the Investment Company Act of 1940 and the rules and regulations adopted under such Act.


                     INVESTMENT ADVISORY AND OTHER SERVICES

GENERAL

         Advantus Capital Management, Inc. ("Advantus Capital") has been the investment adviser and manager of the Fund and Bond Portfolio, Money Market Portfolio, Mortgage Securities Portfolio, Index 500 Portfolio, International Bond Portfolio, Index 400 Mid-Cap Portfolio and Real Estate Securities Portfolio since May 1, 1997. Securian Financial Services, Inc. ("Securian Financial") acts as the Fund's underwriter. Both Advantus Capital and Securian Financial act as such pursuant to written agreements that will be periodically considered for approval by the directors or shareholders of the Fund. The address of both Advantus Capital and Securian Financial is 400 Robert Street North, St. Paul, Minnesota 55101.

         The Fund and Advantus Capital have obtained an exemptive order from the Securities and Exchange Commission which permits Advantus Capital to employ a "manager of managers" strategy in connection with its management of the Fund. The exemptive order permits Advantus Capital, subject to certain conditions, to select new investment sub-advisers with the approval of the Fund's Board of Directors, but without obtaining shareholder approval. The order also permits Advantus Capital to change the terms of agreements with the investment sub-advisers or continue the employment of an investment sub-adviser after an event which would otherwise cause the automatic termination of services. Shareholders would be notified of any investment sub-adviser changes. Shareholders have the right to terminate arrangements with an investment sub-adviser by vote of a majority of the outstanding shares of a Portfolio. In the case of a Portfolio which employs more than one investment sub-adviser, the order also permits the Fund to disclose such investment sub-advisers' fees only in the aggregate in its registration statement. Advantus Capital has the ultimate responsibility for the investment performance of each Portfolio employing investment sub-advisers due to its responsibility to oversee the investment sub-advisers and recommend their hiring, termination and replacement.


         Franklin serves as investment sub-adviser to the Fund's International Bond Portfolio, pursuant to an investment sub-advisory agreement with Advantus Capital, which was initially approved by the Fund's Board of Directors on October 25, 2007 and became effective on January 1, 2008. Prior to January 1, 2008, the sub-adviser was Augustus Asset Managers Limited.

         Franklin is a wholly owned subsidiary of Franklin Resources, Inc., a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr., are the principal shareholders of Franklin Resources, Inc.

CONTROL AND MANAGEMENT OF ADVANTUS CAPITAL AND SECURIAN FINANCIAL

         Advantus Capital was incorporated in Minnesota in June 1994, and is an affiliate of Minnesota Life Insurance Company ("Minnesota Life"). Effective October 1, 1998, The Minnesota Mutual Life Insurance Company reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." The Minnesota Mutual Life Insurance Company continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company". All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.", which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc. Advantus Capital and Securian Financial are also wholly-owned subsidiaries of Securian Financial Group, Inc.

         Gregory S. Strong, President of the Fund, was formerly Senior Vice President and Treasurer of Minnesota Life and Securian Financial Group, Inc., having retired from those positions effective December 31, 2008. Gary M. Kleist, Vice President and Treasurer of the Fund, is Financial Vice President and Chief of Operations of Advantus Capital. Vicki L. Bailey, Chief Compliance Officer of the Fund, is Vice President, Investment Law, Chief Compliance Officer and Secretary of Advantus Capital. Robert L. Senkler, President of Advantus Capital, is Chairman, President and Chief Executive Officer of Minnesota Life and Securian Financial Group, Inc.



THE FUND'S INVESTMENT ADVISORY AGREEMENT WITH ADVANTUS CAPITAL


         Advantus Capital acts as investment adviser and manager of the Bond Portfolio, Money Market Portfolio, Mortgage Securities Portfolio, Index 500 Portfolio, International Bond Portfolio, Index 400 Mid-Cap Portfolio and Real Estate Securities Portfolio under an Investment Advisory Agreement dated May 1, 2000, and amended with respect to certain of the fees set forth on Schedule A thereto on December 28, 2004 (the "Investment Advisory Agreement"), which originally became effective on May 1, 2000 after it was approved by shareholders on April 17, 2000. Schedule A to the Investment Advisory Agreement, as amended, was approved by shareholders of the Bond, Index 400 Mid-Cap, Index 500, Money Market, Mortgage Securities and Real Estate Securities Portfolios on December 28, 2004 and became effective on January 1, 2005. The Investment Advisory Agreement was last approved by the Board of Directors of the Fund (including a majority of the directors who are not parties to the contract, or interested persons of any such party) on January 27, 2010. Prior to May 1, 1997, the Fund obtained advisory services from MIMLIC Asset Management Company ("MIMLIC Management"), formerly the parent company of Advantus Capital. Advantus Capital commenced its business in June 1994.


         The Investment Advisory Agreement, will terminate automatically in the event of assignment. In addition, the Investment Advisory Agreement is terminable at any time, without penalty, by the Board of Directors of the Fund or by vote of a majority of the Fund's outstanding voting securities on 60 days' written notice to Advantus Capital, and by Advantus Capital on 60 days' written notice to the Fund. Unless sooner terminated, the Investment Advisory Agreement shall continue in effect for more than two years after its execution only so long as such continuance is specifically approved at least annually either by the Board of Directors of the Fund or by a vote of a majority of the outstanding voting securities, provided that in either event such continuance is also approved by the vote of a majority of the directors who are not interested persons of any party to the Investment Advisory Agreement, cast in person at a meeting called for the purpose of voting on such approval. The required shareholder approval of any continuance of the Investment Advisory Agreement shall be effective with respect to any Portfolio if a majority of the outstanding voting securities of the class of capital stock of that Portfolio votes to approve such continuance, notwithstanding that such continuance may not have been approved by a majority of the outstanding voting securities of the Fund.

         If the shareholders of a class of capital stock of any Portfolio subject to the Investment Advisory Agreement fail to approve any continuance of the Investment Advisory Agreement, Advantus Capital will continue to act as investment adviser with respect to such Portfolio pending the required approval of its continuance, or a new contract with Advantus Capital or a different investment adviser or other definitive action; provided that the compensation received by Advantus Capital in respect of such Portfolio during such period will be no more than its actual costs incurred in furnishing investment advisory and management services to such Portfolio or the amount it would have received under the Investment Advisory Agreement in respect of such Portfolio, whichever is less.

         The Investment Advisory Agreement may be amended by the parties only if such amendment is specifically approved by the vote of a majority of the outstanding voting securities of the Fund and by the vote of a majority of the directors of the Fund who are not interested persons of any party to the Investment Advisory Agreement cast in person at a meeting called for the purpose of voting on such approval. The required shareholder approval shall be effective with respect to any Portfolio if a majority of the outstanding voting securities of the class of capital stock of that Portfolio vote to approve the amendment, notwithstanding that the amendment may not have been approved by a majority of the outstanding voting securities of the Fund.


THE FUND'S INVESTMENT ADVISORY FEES


         Pursuant to the investment advisory agreement, each Portfolio pays its Adviser an advisory fee equal on an annual basis to a percentage of the Portfolio's average daily net assets as set forth in the following table, effective January 1, 2005:


                                                                        Advisory Fee
                                                                    (as a percentage of
         Portfolio                                                average daily net assets)
         ---------                                                -------------------------
         Bond Portfolio                                       0.40% of assets to $1 billion; and
                                                              0.35% of assets exceeding $1 billion

         Index 400 Mid-Cap Portfolio                          0.15% of assets to $1 billion; and
                                                              0.10% of assets exceeding $1 billion;

         Index 500 Portfolio                                  0.15% of assets to $1 billion; and
                                                              0.10% of assets exceeding $1 billion;

         International Bond Portfolio                         0.60% of assets to $1 billion; and
                                                              0.55% of assets exceeding $1 billion

         Money Market Portfolio                               0.30% of assets to $1 billion; and
                                                              0.25% of assets exceeding $1 billion

         Mortgage Securities Portfolio                        0.40% of assets to $1 billion; and
                                                              0.35% of assets exceeding $1 billion

         Real Estate Securities Portfolio                     0.70% of assets to $1 billion; and
                                                              0.65% of assets exceeding $1 billion


         The fees paid by the Portfolios during the fiscal years ended December 31, 2009, 2008, and 2007 were as follows:



                                                         Advisory Fees Paid
                                                    --------------------------------
         Portfolio                                     2009        2008        2007
         ---------                                  ----------  ----------  ----------
         Bond Portfolio                                         $1,539,680  $1,543,370
         Index 400 Mid-Cap Portfolio                               221,411     242,740
         Index 500 Portfolio                                       772,189     992,264
         International Bond Portfolio                              565,888     422,616
         Money Market Portfolio                                    418,426     362,977
         Mortgage Securities Portfolio                             657,322     764,673
         Real Estate Securities Portfolio                          720,281     977,845

         Under the investment advisory agreement, the Adviser furnishes the Fund office space and all necessary office facilities, equipment and personnel for servicing the investments of the Fund. The Fund pays all its costs and expenses which are not assumed by the Adviser. These Fund expenses include, by way of example, but not by way of limitation, all expenses incurred in the operation of the Fund including, among others, interest, taxes, brokerage fees and commissions, fees of the directors who are not employees of the Adviser or any of its affiliates, compensation paid to the Fund's Chief Compliance Officer, expenses of directors' and shareholders' meetings, including the cost of printing and mailing proxies, expenses of insurance premiums for fidelity and other coverage, association membership dues, charges of custodians, auditing and legal expenses. The Fund will also pay the fees and bear the expense of registering and maintaining the registration of the Fund and its shares with the Securities and Exchange Commission and registering or qualifying its shares under state or other securities laws and the expense of preparing and mailing prospectuses and reports to shareholders. Securian Financial shall bear all advertising and promotional expenses in connection with the distribution of the Fund's shares, including paying for the printing of Prospectuses and Statements of Additional Information for new shareholders and the costs of sales literature.


         Each Portfolio will bear all expenses that may be incurred with respect to its individual operation, including but not limited to transaction expenses, advisory fees, Rule 12b-1 fees, brokerage, interest, taxes, license fees, certain fund accounting expenses and the charges of the custodian. The Fund will pay all other expenses not attributable to a specific Portfolio, but some of such expenses will be allocated equally among the Portfolios, and others will be allocated on the basis of "time and effort," unless otherwise allocated by the Board of Directors of the Fund.


MONEY MARKET PORTFOLIO - NET INVESTMENT INCOME MAINTENANCE AGREEMENT



         Effective October 29, 2009, the Board of Directors of the Fund approved an Amended and Restated Net Investment Income Maintenance Agreement among the Fund (on behalf of the Money Market Portfolio), Advantus Capital Management, Inc. ("Advantus Capital"), and Securian Financial Services, Inc. ("Securian Financial"). Under such Agreement, Advantus Capital agrees to waive, reimburse or pay Money Market Portfolio expenses so that the Portfolio's daily net investment income does not fall below zero. Securian Financial may also waive its Rule 12b-1 fees. Advantus Capital and Securian Financial each has the option under the Agreement to recover the full amount waived, reimbursed or paid (the "Expense Waiver") on any day on which the Portfolio's net investment income exceeds zero. On any day, however, the Expense Waiver does not constitute an obligation of the Portfolio unless Advantus Capital or Securian Financial has expressly exercised its right to recover a specified portion of the Expense Waiver on that day, in which case such specified portion is then due and payable by the Portfolio. In addition, the right of Advantus Capital and/or Securian Financial to recover the Expense Waiver is subject to the following limitations:
(1) if a repayment of the Expense Waiver by the Portfolio would cause the Portfolio's net investment income to fall below zero, such repayment is deferred until a date when repayment would not cause the Portfolio's net investment income to fall below zero; (2) the right to recover any portion of the Expense Waiver expires three years after the effective date of that portion of the Expense Waiver; and (3) any repayment of the Expense Waiver by the Portfolio cannot cause the Portfolio's expense ratio to exceed 1.25%. If Advantus Capital and/or Securian Financial exercise their rights to be paid such waived amounts, the Money Market Portfolio's future yield will be negatively affected for an indefinite period.



SUB-ADVISER - FRANKLIN

         Franklin has been retained under an investment sub-advisory agreement to provide investment advice and, in general, to conduct the management investment program for the International Bond Portfolio, subject to the general control of the Board of Directors of the Fund.

         Franklin and its affiliates manage numerous other investment companies and accounts. One of such publicly registered investment companies - Templeton Global Bond Fund - has investment policies and strategies generally similar to those of the International Bond Portfolio. Franklin may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by the manager on behalf of the International Bond Portfolio. Similarly, with respect to the International Bond Portfolio, Franklin is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that it and access persons, as defined by applicable federal securities laws, may buy or sell for its or their own account or for the accounts of any other fund. Franklin is not obligated to refrain from investing in securities held by the International Bond Portfolio or other funds it manages. Because the manager is a subsidiary of a financial holding company (FHC) under the Gramm-Leach-Bliley Act of 1999, federal regulations applicable to FHCs may limit or restrict the International Bond Portfolio's ability to acquire or hold a position in a given security when it might otherwise be advantageous for it to acquire or hold that security.

INTERNATIONAL BOND PORTFOLIO INVESTMENT SUB-ADVISORY AGREEMENT - FRANKLIN

         Franklin acts as investment sub-adviser to the Fund's International Bond Portfolio under an Investment Sub-Advisory Agreement (the "Franklin Agreement") with Advantus Capital dated January 1, 2008, which became effective the same date. Prior to January 1, 2008, Augustus Asset Managers Limited served as investment sub-adviser to the International Bond Portfolio.


         The Franklin Agreement will terminate automatically upon the termination of the Investment Advisory Agreement and in the event of its assignment. In addition, the Franklin Agreement is terminable at any time, without penalty, by the Board of Directors of the Fund, by Advantus Capital or by vote of a majority of the International Bond Portfolio's outstanding voting securities on 60 days' written notice to Franklin and by Franklin on 60 days' written notice to Advantus Capital. Unless sooner terminated, the Franklin Agreement shall continue in effect from year to year if approved at least annually either by the Board of Directors of the Fund or by a vote of a majority of the outstanding voting securities of the International Bond Portfolio, provided that in either event such continuance is also approved by the vote of a majority of the Directors who are not interested persons of any party to the Franklin Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Franklin Agreement was last approved by the Board of Directors of the Fund (including a majority of the directors who are not parties to the contract or interested persons of any such party) on January 27, 2010.


         From the advisory fee received from International Bond Portfolio, Advantus Capital pays Franklin a sub-advisory fee equal to .37% of International Bond Portfolio's average daily net assets.

BASIS OF ANNUAL APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS


         A discussion regarding the basis of the approval by the Fund's Board of Directors, in January 2009, of the Investment Advisory Agreement with Advantus Capital and the Franklin Agreement is available in the Semiannual Report to Shareholders for the period ended June 30, 2009. An updated discussion regarding the most recent such approval by the Fund's Board of Directors of the Investment Advisory Agreement with Advantus Capital and the Franklin Agreement, on January 27, 2010, will be available in the Semiannual Report to Shareholders for the period ending June 30, 2010.


INFORMATION REGARDING FUND PORTFOLIO MANAGERS - ADVANTUS CAPITAL


         Other Accounts Managed. For each of the Fund's Portfolios (except the International Bond Portfolio), the table below lists the number of other accounts managed by each portfolio manager within each of the following categories and the total assets in the accounts managed within each category as of December 31, 2009: (i) registered investment companies ("RICs"), (ii) other pooled investment vehicles, and (iii) other accounts. Except as noted below, none of the accounts identified in any category pays an advisory fee based on the performance of the account.

                                                   NUMBER OF   TOTAL ASSETS
  PORTFOLIO MANAGER           TYPE OF ACCOUNT       ACCOUNTS   (in millions)
  -----------------           ---------------      ---------   ------------
Joseph R. Betlej       RICs
                       Pooled Investment Vehicles
                       Other Accounts

Lowell R. Bolken       RICs
                       Pooled Investment Vehicles
                       Other Accounts

Thomas B. Houghton     RICs
                       Pooled Investment Vehicles
                       Other Accounts

David W. Land          RICs
                       Pooled Investment Vehicles
                       Other Accounts

Christopher R. Sebald  RICs
                       Pooled Investment Vehicles
                       Other Accounts

James P. Seifert       RICs
                       Pooled Investment Vehicles
                       Other Accounts





         CONFLICTS OF INTEREST. In the judgment of the Fund's investment adviser, no material conflicts of interest are likely to arise in connection with a portfolio manager's management of a Fund Portfolio on the one hand and the management of any account identified above on the other. All portfolio managers must manage assets in their personal accounts in accordance with Advantus Capital's and the Fund's code of ethics. The Fund Portfolio and all other accounts managed by a portfolio manager in a similar style are managed subject to substantially similar investment restrictions and guidelines, and therefore no conflict of interest is likely to arise due to material differences in investment strategy. Advantus Capital has adopted policies and procedures designed to ensure that investment opportunities are allocated fairly between a Fund Portfolio and other accounts managed by the same portfolio manager, including accounts of Advantus Capital or its affiliates. In addition, Advantus Capital believes that material conflicts due to differences in compensation paid to portfolio managers (see below) are also unlikely to arise. Account performance is a factor in determining a portfolio manager's compensation, but no portfolio manager's compensation structure favors one account over another on the basis of performance.


         PORTFOLIO MANAGERS' OWNERSHIP OF FUND SECURITIES. The Fund's shares are currently sold only to separate accounts of Minnesota Life and certain other life insurance companies. Investments in the Portfolios can only be made beneficially through ownership of certain variable life and variable annuity contracts issued by such companies in which one or more Portfolios are offered as investment options. At December 31, 2009, none of the portfolio managers identified above owns beneficially, through such contracts, shares of any of the Portfolios.


         PORTFOLIO MANAGER COMPENSATION. As of the end of the Fund's most recent fiscal year, each portfolio manager of a Fund Portfolio is compensated for managing the Portfolio and for managing other accounts identified above in the manner set forth below. Portfolio managers also receive other compensation in the form of group insurance and medical benefits and pension and other retirement benefits which are available generally to all employees of Advantus Capital and which do not discriminate in favor of any portfolio manager.

Index 400 Mid-Cap Portfolio and Index 500 Portfolio

         The Index 500 and Index 400 portfolio manager receives the following compensation:

         Base Salary - the portfolio manager's total compensation package is reviewed and adjusted annually using competitive compensation surveys. Base salary is designed to provide a measure of stability and is targeted to be competitive with peers.

         Short-term Bonus - the portfolio manager is eligible for an annual bonus that is based on ability to meet predetermined goals. Of the total goal, approximately 88% is based on the pre-tax investment performance versus an appropriate benchmark, which, in the case of a Portfolio, is the Portfolio's benchmark index described in the Fund's prospectus. Performance comparisons to the respective benchmark are performed using one-year performance. The remaining goals (approximately 12%) are based on subjective fulfillment of position duties.

         Long-term Incentive - the portfolio manager is eligible for a long-term bonus that is dependent upon Advantus Capital's strategic business objectives such as profitability, sales, etc. If long-term bonuses are granted, the bonus has a four-year vesting schedule.

         Deferred Compensation - the portfolio manager has the option to defer all or part of his or her short-term and long-term bonuses into a non-qualified deferred compensation plan. All elections must be made prior to the start of the performance measurement period.



Bond Portfolio, Money Market Portfolio, Mortgage Securities Portfolio and Real Estate Securities Portfolio


         The portfolio managers of the Bond Portfolio, Money Market Portfolio, Mortgage Securities Portfolio and Real Estate Securities Portfolio receive the following compensation:

         Base Salary - the portfolio manager's total compensation package is reviewed and adjusted annually using competitive compensation surveys. Base salary is designed to provide a measure of stability and is targeted to be competitive with peers.

         Short-term Bonus - the portfolio manager is eligible for an annual bonus that is based on the portfolio manager's ability to meet predetermined goals. Of the total goal, approximately 95% is based on the pre-tax investment performance versus an appropriate benchmark and peer group. In the case of a Portfolio, the appropriate benchmark is the Portfolio's benchmark index described in the Fund's prospectus. Appropriate peer groups are determined using applicable Lipper investment categories. Performance comparisons to the respective benchmark and peer group are performed using both one-year and three-year performance. The remaining goals (approximately 5%) are based on subjective fulfillment of position duties.

         Long-term Incentive - the portfolio manager is eligible for a long-term bonus that is dependent upon Advantus Capital's strategic business objectives such as profitability, sales, etc. If long-term bonuses are granted, the bonus has a four-year vesting schedule.

         Deferred Compensation - the portfolio manager has the option to defer all or part of his or her short-term and long-term bonuses into a non-qualified deferred compensation plan. All elections must be made prior to the start of the performance measurement period.

         Revenue Share - the portfolio manager is paid a percentage of revenue received for the management of assets for unaffiliated clients. Revenues received from accounts of Advantus Capital or any of its affiliates, or from Fund Portfolios, are not subject to revenue share.


INFORMATION REGARDING PORTFOLIO MANAGER - FRANKLIN




         This section reflects information about the portfolio manager as of December 31, 2009.



         The following table shows the number of other accounts managed by the portfolio manager and the total assets in the accounts managed within each category:



                                     Assets of
                       Number of       Other                        Assets of
                         Other       Registered      Number of     Other Pooled                      Assets of
                      Registered    Investment     Other Pooled    Investment                          Other
                      Investment     Companies      Investment       Vehicles        Number of        Accounts
                       Companies   Managed (x $1     Vehicles     Managed (x $1   Other Accounts   Managed (x $1
       Name             Managed       million)      Managed (1)      million)         Managed         million)
-----------------     ----------   -------------   ------------   -------------   --------------   -------------
Michael J. Hasenstab       15         31,834.2          24           78,619.4            8             669.8



(1) The various pooled investment vehicles and accounts listed are managed by a team of investment professionals. Accordingly, the portfolio manager listed would not be solely responsible for managing such listed amounts.



         Portfolio managers that provide investment services to the International Bond Portfolio may also provide services to a variety of other investment products, including other funds, institutional accounts and private accounts. The advisory fees for some of such other products and accounts may be different than that charged to the International Bond Portfolio and may include performance based compensation. This may result in fees that are higher (or lower) than the advisory fees paid by the International Bond Portfolio. As a matter of policy, each fund or account is managed solely for the benefit of the beneficial owners thereof. As discussed below, the separation of the trading execution function from the portfolio management function and the application of objectively based trade allocation procedures help to mitigate potential conflicts of interest that may arise as a result of the portfolio managers managing accounts with different advisory fees.


         CONFLICTS. The management of multiple funds, including the International Bond Portfolio, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the International Bond Portfolio. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. As noted above, the separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the International Bond Portfolio may outperform the securities selected for the International Bond Portfolio. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the International Bond Portfolio may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.


         The structure of a portfolio manager's compensation may give rise to potential conflicts of interest. A portfolio manager's base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be a relationship between a portfolio manager's marketing or sales efforts and his or her bonus.


         Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the funds and the manager have adopted a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

         Franklin and the Fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

         COMPENSATION. Franklin seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager's level of responsibility and Franklin guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager's compensation consists of the following three elements:

         Base Salary. Each portfolio manager is paid a base salary.

         Annual Bonus. Annual bonuses are structured to align the interests of the portfolio manager with those of the fund's shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Franklin Resources and mutual funds advised by Franklin. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and fund shareholders. The Chief Investment Officer of Franklin and/or other officers of Franklin, with responsibility for the fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin guidelines. The following factors are generally used in determining bonuses under the plan.

         o Investment Performance. Primary consideration is given to the historic investment performance of all accounts managed by the portfolio manager over the 1, 3 and 5 preceding years measured against risk benchmarks developed by the fixed income management team. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

         o Non-Investment Performance. The more qualitative contributions of the portfolio manager to the manager's business and the investment management team, including business knowledge, productivity, customer service, creativity, and contribution to team goals, are evaluated in determining the amount of any bonus award.

         o Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in the manager's appraisal.

         Additional Long-Term Equity-Based Compensation. Portfolio managers may also be awarded restricted shares or units of Franklin Resources stock or restricted shares or units of one or more mutual funds, and options to purchase common shares of Franklin Resources stock. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

         Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.


         Ownership Of Fund Shares. The manager has a policy of encouraging portfolio managers to invest in the funds they manage. Exceptions arise when, for example, a fund is closed to new investors or when tax considerations or jurisdictional constraints cause such an investment to be inappropriate for the portfolio manager. As of December 31, 2009, the portfolio manager of the International Bond Portfolio owns no shares in such Portfolio.


DISCLOSURE OF FUND PORTFOLIO HOLDINGS

         The Board of Directors of the Fund and Advantus Capital have adopted policies and procedures on the Fund's behalf to govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the Portfolios (the "Disclosure Policies"). The Disclosure Policies are intended to ensure compliance by Advantus Capital and the Fund with the applicable restrictions of the federal securities laws, including the 1940 Act. It is the policy of Advantus Capital to prevent the selective disclosure of non-public information concerning the Portfolios, except in accordance with the Disclosure Policies. Advantus Capital does not receive any compensation in return for the disclosure of information about a Portfolio's securities or for any ongoing arrangements to make available information about a Portfolio's securities.

         The Board and Advantus Capital considered each of the circumstances under which a Portfolio's portfolio holdings may be disclosed to different categories of persons under the Disclosure Policies. Advantus Capital and the Board also considered actual and potential material conflicts that could arise in such circumstances between the interests of the Funds' shareholders, on the one hand, and those of Advantus Capital and its affiliates, on the other hand. After giving due consideration to these matters and after the exercise of their fiduciary duties, Advantus Capital and the Board determined that the Portfolios have a legitimate business purpose for disclosing portfolio holdings to the persons described in each of the circumstances set forth in the Disclosure Policies. The Board of Directors exercises continuing oversight of the disclosure of the portfolio holdings by (i) reviewing, at least quarterly, the potential and actual material conflicts that could arise between the Fund's shareholders and those of Advantus Capital and for any waivers and exceptions made to the Disclosure Policies during the preceding quarter and determining if they were made in the best interests of Fund shareholders, (ii) reviewing, at least quarterly, any violation(s) of the Disclosure Policies during the preceding quarter, and (iii) reviewing these procedures from time to time for their continued appropriateness and amending or ratifying the Disclosure Policies as the Board of Directors deems necessary. In addition, the Board of Directors oversees the implementation and enforcement of the Disclosure Policies by the Chief Compliance Officer of Advantus Capital and considers reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act) that may arise in connection with the Disclosure Policies.

         Advantus Capital and the Board of Directors reserve the right to amend the Disclosure Policies at any time and from time to time without prior notice in their sole discretion.

         The Fund files complete portfolio holdings schedules for each Portfolio as required in public filings made with the SEC on a quarterly basis. In its capacity as investment adviser to the Fund, Advantus Capital personnel that deal directly with the management, processing, settlement, review, control, auditing, reporting or valuation of portfolio trades have full daily access to portfolio holdings. Below is a list that describes the circumstances in which portfolio holdings are disclosed to selected third parties in advance of their inclusion in the quarterly filings made with the SEC. No information concerning the portfolio holdings of the Portfolios may be disclosed to any third party except as provided below:



         o Disclosure on a Delay. The Fund and Advantus Capital may publicly disclose all calendar quarter-end portfolio holdings of all Portfolios after a 60 day delay. Disclosure to consultant databases, ratings agencies and other third parties will be subject to the delay requirement unless permitted pursuant to another approved method of portfolio holdings disclosure.

         o Affiliated Service Providers. Certain personnel of affiliated service providers that deal directly with internal audit, accounting, financial reporting, legal and other administrative services have full daily access to portfolio holdings. Such personnel include employees of the Fund's administrative services agent, Minnesota Life Insurance Company, and the Fund's underwriter, Securian Financial Services, Inc. The frequency of disclosure varies and may be as frequent as daily, with no lag.


         o Unaffiliated Service Providers - Daily. Certain personnel employed by unaffiliated third party service providers have daily access to portfolio holdings information. Such personnel include (i) employees of the Fund's accountant, State Street Bank and Trust Company, that are involved in the daily accounting and investment administration services of the Fund,
                  (ii) employees of the Fund custodians and securities lending agents, Wells Fargo Bank Minnesota and The Bank of New York Mellon Corporation, (iii) employees of unaffiliated service providers, Bloomberg LP, FT Interactive Data, and Lehman Brothers Holdings Inc., that are involved with maintenance of computer systems used by Advantus Capital to track portfolio holdings and trading information on behalf of the Fund, and
                  (iv) employees of the sub-adviser for the International Bond Portfolio, Franklin. The frequency of disclosure varies and may be as frequent as daily, with no lag. The Fund's accountant, computer system provider and sub-adviser are subject to contractual duties of confidentiality regarding portfolio holdings information.


         o Unaffiliated Service Providers - As Needed. Personnel of certain other unaffiliated third party service providers have access to Fund portfolio holdings information only as needed to provide services to the Fund. These service providers include (i) the Fund's independent registered public accounting firm, KPMG LLP, (ii) the Fund's general counsel, Dorsey & Whitney LLP, (iii) the independent legal counsel to the Fund's independent directors, Faegre & Benson LLP, (iv) the Fund's financial printer and EDGAR filing agent, Merrill Corporation, in connection with the printing of the Fund's annual and semiannual reports to shareholders and the filing of the Fund's reports on Form N-CSR and Form N-Q with the Securities and Exchange Commission, and (v) other attorneys in connection with evaluation of a potential investment or a collection of investments or in connection with seeking other legal advice which may be on behalf of the Fund, Advantus Capital or other service providers provided there is a duty of confidentiality established either by contract or by law. The frequency of disclosure varies and is provided on an as needed basis.

         o Franklin - International Bond Portfolio Sub-Adviser. Franklin has adopted a policy regarding disclosure of portfolio holdings information related to the International Bond Portfolio. Pursuant to this policy, Franklin will not disclose portfolio holdings information except (i) to market counterparties and custodians as necessary in the course of sub-advising the portfolio, (ii) to legal and regulatory authorities, (iii) to Franklin lawyers and other advisers on a confidential basis, and (iv) in accordance with instructions from Advantus Capital.

         o Select Broker/Dealers Related to Trading. Portfolio managers, analysts and traders may discuss portfolio holdings with various broker/dealers for purposes of trade settlement, analyzing the impact of existing and future market changes on the prices, availability, demand and liquidity of certain portfolio holdings, as well as for the purpose of assisting portfolio managers in the trading of such securities. The frequency of disclosure to select broker/dealers for trading and research purposes varies and may be as frequent as daily, with no delay.


         o Consultants/Institutional Investors. Advantus Capital discloses representative account and composite "top 10 holdings," "top 10 holdings percentages," "buy/sell examples" and other similar breakdowns to consultants and potential institutional investors in connection with marketing investment advisory services. Composites are made up of accounts managed by Advantus Capital that are focused on a similar investment strategy and meet certain other conditions. For each composite, one account is designated as the representative account. The representative account is used to illustrate characteristics of the accounts that make up a composite. The representative account may be a Portfolio, but will not be identified by name in marketing materials. Composite information is aggregated across accounts and is not identified as held by a particular Portfolio. The information is periodically included in pitchbooks, presentations, requests for proposals and web site one pagers and is generally current as of the most recent quarter end. Advantus may upload all representative account portfolio holdings to consultant databases as of the latest quarter end.


         o Disclosure of Aggregate Composite Characteristics. Aggregate composite characteristics may be made available without a delay. Examples of aggregate composite characteristics include, but are not limited to, (i) the allocation of the portfolio holdings and other investment positions among various asset classes, sectors, industries and countries, (ii) the characteristics of the components of the portfolio holdings and other investment positions, (iii) the attribution of returns by asset class, sector, industry and country, and
                  (iv) volatility characteristics.

         o Disclosure of Individual Portfolio Holdings. Certain spokespersons of Advantus Capital or the Fund may disclose or confirm the ownership of any individual holding position in materials prepared for Fund shareholders, media interviews, due diligence meetings with management, shareholders, consultants and other interested parties; provided that (i) aggregate client position size is not disclosed, (ii) the discloser has made a good faith judgment that such disclosure does not effectively result in the disclosure of the complete portfolio holdings of any Portfolio (which can be disclosed only in accordance with the Disclosure Policies), and (iii) the information does not constitute material nonpublic information.

         DISCLOSURE AS REQUIRED BY LAW. A Portfolio's portfolio holdings (whether partial portfolio holdings or complete portfolio holdings) and other investment positions comprising a Portfolio shall be disclosed to any person as required by applicable laws, rules, and regulations. Examples of required disclosure include, but are not limited to, disclosure of portfolio holdings (i) in a filing or submission with the SEC or another regulatory body, (ii) in connection with seeking recovery on defaulted bonds in a federal bankruptcy case, (iii) in connection with a lawsuit, or (iv) as required by court order. Disclosure of portfolio holdings or other investment positions by Advantus Capital or the Fund as required by applicable laws, rules and regulations must be authorized by the Chief Compliance Officer of Advantus Capital, or an authorized designee.

         WAIVERS OF DISCLOSURE POLICIES. The Chief Compliance Officer of Advantus Capital oversees the Disclosure Policies on a day-to-day basis. The Chief Compliance Officer of Advantus Capital, or an authorized designee, makes decisions regarding any waiver or exception of a Disclosure Policy based on the best interests of Fund shareholders, including an analysis of any actual or potential conflicts of interest. The Chief Compliance Officer of Advantus Capital also considers whether the advance disclosure is supported by a legitimate business purpose and whether the information is subject to an independent duty not to disclose or trade on the nonpublic information. All waivers and exceptions will be disclosed to the Board of Directors at its next regularly scheduled quarterly meeting. The frequency with which complete portfolio holdings may be disclosed to a recipient pursuant to a waiver, and the length of the delay between the date of the information and the date on which the information is disclosed to the recipient, is determined based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, the risk of harm to the Portfolios and their shareholders, and the legitimate business purposes served by the disclosure.

ADMINISTRATIVE SERVICES


          The Fund has entered into an agreement with Minnesota Life under which Minnesota Life provides accounting oversight, financial reporting, legal and other administrative services to the Fund in exchange for a monthly fee paid by each Portfolio. Additional accounting and administrative services are performed by State Street Bank and Trust Company (see below). Under the Fund's agreement with Minnesota Life, Minnesota Life oversees State Street's performance of these services. During each of the last three calendar years the amounts paid by each Portfolio to Minnesota Life for these services were as follows:





         Portfolio                                  2009      2008        2007
         ---------                                  ----      ----        ----
         Bond Portfolio                             $        $46,426    $31,200
         Index 400 Mid-Cap Portfolio                          34,430     31,200
         Index 500 Portfolio                                  28,433     31,200
         International Bond Portfolio                         50,424     31,200
         Money Market Portfolio                               26,434     31,200
         Mortgage Securities Portfolio                        52,424     31,200
         Real Estate Securities Portfolio                     34,430     31,200

         The Fund has also entered into separate agreements with State Street Bank and Trust Company ("State Street") pursuant to which State Street provides daily accounting and investment administration services for the Fund's Portfolios. Under these agreements, as amended January 1, 2008, each Portfolio pays annual accounting and administration fees equal to a specified percentage of the Portfolio's net assets, ranging from .01% to .045% depending on the Portfolio and its level of net assets, as well as various fixed fees and charges for other services provided under the agreements. During the last three calendar years, the amounts paid by each Portfolio to State Street for these services were as follows:


     Portfolio                             2009        2008        2007
     ---------                             ----        ----        ----
     Bond Portfolio                        $        $ 173,867   $ 88,373
     Index 400 Mid-Cap Portfolio                       67,532     51,498
     Index 500 Portfolio                              120,932    146,115
     International Bond Portfolio                      67,956     55,191
     Money Market Portfolio                            60,467     50,368
     Mortgage Securities Portfolio                     82,778     51,559
     Real Estate Securities Portfolio                  65,029     50,764


CODE OF ETHICS

         Advantus Capital, Securian Financial and the Fund, together with the sub-adviser for the International Bond Portfolio, has each adopted a Code of Ethics in accordance with the Investment Company Act of 1940 and the rules and regulations thereunder. The private investment activities of personnel covered by the Code of Ethics are restricted in accordance with the Code's provisions, but, subject to such provisions, personnel may invest in securities including securities that may be purchased or held by the Fund.


PROXY VOTING POLICIES


         The Fund and its Portfolios have delegated all proxy voting responsibilities to Advantus Capital. In the case of the Money Market, Index 500, Index 400 Mid-Cap and Real Estate Securities Portfolios, Advantus Capital, pursuant to the Advantus Capital Proxy Voting Policies and Procedures (the "Proxy Voting Policies"), has instructed the Portfolios' custodian, Wells Fargo Bank, to vote proxies on behalf of the Portfolios in accordance with Wells Fargo's Proxy Guidelines and Philosophy (the "Wells Guidelines"). Wells Fargo Bank employs Risk Metrics as its proxy voting agent. Risk Metrics is responsible for analyzing proxies and recommending a voting position consistent with the Wells Guidelines, and separate guidelines established by Risk Metrics (the "Risk Metrics Guidelines"). The Wells Guidelines include procedures for avoiding material conflicts of interest between the interests of the Portfolio and the interests of the Fund's investment adviser, principal underwriter or other persons affiliated with the Fund, its investment adviser or principal underwriter. Advantus Capital monitors the proxy votes cast by Wells Fargo, including votes cast in situations presenting conflicts of interest. The Fund's other Portfolios do not generally invest in voting securities, but proxies for any voting securities which may be held by such Portfolios are voted by Advantus Capital in accordance with the Proxy Voting Policies in a manner that is generally consistent with the Wells Guidelines. The Proxy Voting Policies for these Portfolios also include procedures for avoiding material conflicts of interest that are substantially identical to those in the Wells Guidelines. Copies of the Proxy Voting Policies, including the Wells Guidelines and Risk Metrics Guidelines, are attached as Appendix D. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request by calling, toll-free, 1-866-330-7355 or (2) on the Securities and Exchange Commission's web site at http://www.sec.gov. The Fund will provide this information within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.


DISTRIBUTION AGREEMENT



         Securian Financial Services, Inc. ("Securian Financial") acts as the underwriter of the Funds' shares, pursuant to a written agreement. The Board of Directors of the Fund, including a majority of the directors who are not parties to the agreement, or interested persons of any such party, last approved the Fund's Underwriting and Distribution Agreement dated November 6, 2007 with Securian Financial (the "Distribution Agreement") on January 27, 2010. Under the Distribution Agreement, Securian Financial does not receive any compensation for its services as principal underwriter for the Fund, except for certain fees paid pursuant to the Fund's Rule 12b-1 Plan of Distribution. See "Payment of Certain Distribution Expenses of the Fund," below.


         The Distribution Agreement may be terminated by the Fund or Securian Financial at any time by the giving of 60 days' written notice, and terminates automatically in the event of its assignment. Unless sooner terminated, the Distribution Agreement shall continue in effect for more than two years after its execution only so long as such continuance is specifically approved at least annually by either the Board of Directors of the Fund or by a vote of a majority of the outstanding voting securities, provided that in either event such continuance is also approved by the vote of a majority of the directors who are not parties to the Distribution Agreement, or interested persons of such parties, cast in person at a meeting called for the purpose of voting on such approval.

         In the Distribution Agreement, Securian Financial undertakes to indemnify the Fund against all costs of litigation and other legal proceedings, and against any liability incurred by or imposed upon the Fund in any way arising out of or in connection with the sale or distribution of the Fund's shares, except to the extent that such liability is the result of information which was obtainable by Securian Financial only from persons affiliated with the Fund but not with Securian Financial.

PAYMENT OF CERTAIN DISTRIBUTION EXPENSES OF THE FUND

         The Fund has adopted a Plan of Distribution (the "Plan") relating to the payment of certain distribution and/or shareholder servicing expenses pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, Class 2 shares and the Money Market Portfolio (Class 1 shares are not part of the Plan), pay a fee to Securian Financial, or to life insurance companies ("Insurance Companies") whose variable insurance contracts ("Variable Contracts") offer shares of the Fund, which, on an annual basis, is equal to ..25% of each Portfolio's average daily net assets, and is to be used to pay certain expenses incurred in connection with servicing shareholder accounts and to promote the distribution of the Fund's shares.

         The distribution fees may be used by Securian Financial for the purpose of financing any activity, which is primarily intended to result in the sale of shares of the Fund or Variable Contracts offering such shares. Distribution-related payments made under the Plan may be used for, among other things, the printing of prospectuses and reports used for sales purposes, preparing and distributing sales literature and related expenses, advertisements, education of Variable Contract owners or dealers and their representatives, trail commissions, and other distribution-related expenses, including a prorated portion of the overhead expenses of the Distributor or the Insurance Companies which are attributable to the distribution of the Variable Contracts. Payments under the Plan may also be used to pay Insurance Companies, dealers or others for non-distribution services, including, among other things, responding to inquiries from owners of Variable Contracts regarding the Fund, printing and mailing Fund prospectuses and other shareholder communications to existing Variable Contract owners, direct communications with Variable Contract owners regarding Fund operations and Portfolio composition and performance, furnishing personal services or such other enhanced services as the Fund or a Variable Contract owner may require, or maintaining customer accounts and records.

         In addition, the Plan contains, among other things, provisions complying with the requirements of Rule 12b-1 discussed below. In particular, the Plan provides that (1) with respect to each Portfolio/Class, the Plan has been adopted prior to any public offering of the voting securities of the Portfolio/Class or prior to the sale of such securities to persons who are not affiliated persons of the Fund, affiliated persons of such persons, promoters of the Fund, or affiliated persons of such promoters, or, if not so adopted, the Plan must have been approved by a vote of at least a majority of the outstanding voting securities of each such Portfolio/Class (Class 1 shares are not part of the Plan), and by a majority vote of both the full Board of Directors of the Fund and those directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreements relating to it (the Independent Directors), (2) the Plan will continue in effect from one year to another so long as its continuance is specifically approved annually by a majority vote of both the full Board of Directors and the Independent Directors,
(3) the Plan may be terminated at any time, without penalty, by vote of a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of the Fund or of a particular Portfolio/Class,
(4) the Plan may not be amended to increase materially the amount of the fees payable thereunder unless the amendment is approved by a vote of a majority of the outstanding voting securities of the Fund, or of a particular Portfolio/Class, and all material amendments must be approved by a majority vote of both the full Board of Directors and the Independent Directors, (5) while the Plan is in effect, the selection and nomination of any new Independent Directors is committed to the discretion of the Independent Directors then in office, and
(6) the Fund's underwriter, the Insurance Companies or others will prepare and furnish to the Board of Directors, and the Board of Directors will review, at least quarterly, written reports which set forth the amounts expended under the Plan and the purposes for which those expenditures were made.


         Rule 12b-1(b) provides that any payments made by an investment company in connection with the distribution of its shares may only be made pursuant to a written plan describing all material aspects of the proposed financing of distribution and also requires that all agreements with any person relating to implementation of the plan must be in writing. In addition, Rule 12b-1(b)(2) requires that such plan, together with any related agreements, be approved by a vote of the Board of Directors and of the directors who are not interested persons of the investment company and have no direct or indirect financial interest in the operation of the plan or in any agreements related to the plan, cast in person at a meeting called for the purpose of voting on such plan or agreements. Rule 12b-1(b)(3) requires that the plan or agreement provide, in substance: (1) that it shall continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually in the manner described in paragraph
(b)(2) of Rule 12b-1; (2) that any person authorized to direct the disposition of monies paid or payable by the investment company pursuant to the plan or any related agreement shall provide to the investment company's Board of Directors, and the directors shall review, at least quarterly, a written report of the amounts so expended and the purposes for which such expenditures were made; and
(3) in the case of a plan, that it may be terminated at any time by vote of a majority of the members of the Board of Directors of the investment company who are not interested persons of the investment company and have no direct or indirect financial interest in the operation of the plan or in any agreements related to the plan or by vote of a majority of the outstanding voting securities of the investment company. Rule 12b-1(b)(4) requires that such plans may not be amended to increase materially the amount to be spent for distribution without shareholder approval and that all material amendments of the plan must be approved in the manner described in paragraph (b)(2) of Rule 12b-1. Rule 12b-1(c) provides that the investment company may rely upon Rule 12b-1(b) only if selection and nomination of the investment company's disinterested directors are committed to the discretion of such disinterested directors. Rule 12b-1(e) provides that the investment company may implement or continue a plan pursuant to Rule 12b-1(b) only if the directors who vote to approve such implementation or continuation conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under state law, and under Sections 36(a) and (b) of the Investment Company Act of 1940, that there is a reasonable likelihood that the plan will benefit the investment company and its shareholders. At the Board of Directors meeting held January 27, 2010, the Board of Directors of the Fund so concluded.

          During the fiscal year ended December 31, 2009, each Portfolio or each Class of a Portfolio covered by the Plan of Distribution paid the following amount to Securian Financial in accordance with the Plan:



         Portfolio / Class                                                       Amount Paid
         -----------------                                                       -----------
         Bond - Class 2 shares                                                   $
         Index 400 Mid-Cap - Class 2 shares
         Index 500 - Class 2 shares
         International Bond - Class 2 shares
         Money Market
         Mortgage Securities - Class 2 shares
         Real Estate Securities - Class 2 shares



         In accordance with the Plan of Distribution, Securian Financial has entered into separate Fund Shareholder Services Agreements with Minnesota Life Insurance Company (Minnesota Life), dated November 6, 2007 and Securian Life Insurance Company (Securian Life), dated November 6, 2007 (Securian Life is an affiliate of Minnesota Life). Each of these Agreements provides that Minnesota Life or Securian Life will provide to the Fund, on behalf of Securian Financial, distribution and non-distribution related services, of the type described above. Securian Financial agrees to pay Minnesota Life or Securian Life an amount equal, on an annual basis, to 0.25% of the average combined daily net assets of all the designated Portfolios of the Fund which are attributable to the Contracts issued by Minnesota Life or Securian Life, respectively, and are a part of the Plan of Distribution. These Agreements were last approved by a vote of the Board of Directors, including a majority of the Independent Directors, on January 27, 2010.


         The Plan of Distribution could be construed as a "compensation plan" because Securian Financial is paid a fixed fee and is given discretion concerning what expenses are payable under the Plan of Distribution. Under a compensation plan, the fee to the distributor is not directly tied to distribution expenses actually incurred by the distributor, thereby permitting the distributor to receive a profit if amounts received exceed expenses. Securian Financial may spend more or less for the distribution and promotion of the Fund's shares than it receives as distribution fees pursuant to the Plan of Distribution for the Portfolios covered by the Plan. However, to the extent fees received exceed expenses, including indirect expense such as overhead, Securian Financial could be said to have received a profit.

CUSTODIANS

         The assets of each Portfolio of the Fund are held in custody by an independent custodian pursuant to a custodian agreement approved by the Fund's Board of Directors.

         Wells Fargo Bank Minnesota, Sixth Street and Marquette Avenue, Minneapolis, Minnesota 55479, is the custodian for the Money Market, Index 500, Index 400 Mid-Cap and Real Estate Securities Portfolios.


         The Bank of New York Mellon Corporation, One Mellon Center, Pittsburgh, Pennsylvania 15258, is the custodian for the Bond, Mortgage and International Bond Portfolios.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

         KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, acts as the Fund's independent registered public accounting firm and provides audit services to the Fund, including audits of the Fund's annual financial statements.

LEGAL COUNSEL

         The Fund's general counsel is Dorsey & Whitney LLP. The firm of Faegre & Benson LLP serves as independent legal counsel to the Fund's independent directors.


               PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE

INVESTMENT ADVISER

         The Adviser selects and (where applicable) negotiates commissions with the brokers who execute the transactions for the Portfolios of the Fund, except for those Portfolios which have entered into sub-advisory agreements. The primary criteria for the selection of a broker is the ability of the broker, in the opinion of the Adviser, to secure prompt execution of the transactions on favorable terms, including the reasonableness of the commission and considering the state of the market at the time. In selecting a broker, the Adviser considers the quality and expertise of that brokerage and any research services (as defined in the Securities Exchange Act of 1934), and generally the Fund pays higher than the lowest commission rates available. Such research services include advice, both directly and in writing, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts. By allocating brokerage business in order to obtain research services for the Adviser, the Fund enables the Adviser to supplement its own investment research activities and allows the Adviser to obtain the views and information of individuals and research staffs of many different securities research firms prior to making investment decisions for the Fund. To the extent such commissions are directed to these other brokers who furnish research services to the Adviser, the Adviser receives a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Fund from these commissions.

         There is no formula for the allocation by the Advisers of the Fund's brokerage business to any broker-dealers for brokerage and research services. However, the Adviser will authorize the Fund to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker would have charged only if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of either that particular transaction or the Adviser's overall responsibilities with respect to the accounts as to which it exercises investment discretion.

         To the extent research services are used by the Adviser in rendering investment advice to the Fund, such services would tend to reduce the Adviser's expenses. However, the Adviser does not believe that an exact dollar amount can be assigned to these services. Research services received by the Adviser from brokers or dealers executing transactions for the Fund will be available also for the benefit of other portfolios managed by the Adviser, and conversely, research services received by the Adviser in respect of transactions for such other portfolios will be available for the benefit of the Fund.


         During the fiscal years ended December 31, 2009, 2008 and 2007, brokerage commissions paid were:



                                                                 Brokerage Commissions Paid



         Portfolio                                  2009                 2008                  2007
         ---------                                  ----                 ----                  ----
         Bond Portfolio                             $                  $ 35,105            $ 53,305
         Index 400 Mid-Cap Portfolio                                     53,985              46,185
         Index 500 Portfolio                                             59,200              43,612
         International Bond Portfolio                                     1,053                  --
         Money Market Portfolio                                              --                  --
         Mortgage Securities Portfolio                                   11,147               3,804
         Real Estate Securities Portfolio                               145,589             169,083

         Most transactions in money market instruments will be purchases from issuers of or dealers in money market instruments acting as principal. There usually will be no brokerage commissions paid by the Fund for such purchases since securities will be purchased on a net price basis. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices of securities. Purchases of underwritten issues may be made which will reflect a fee paid to the underwriter.

         The Fund will not execute portfolio transactions through any affiliate, except as described below. The Adviser believes that most research services obtained by it generally benefit one or more of the investment companies which it manages and also benefits accounts which it manages. Normally research services obtained through managed funds and managed accounts investing in common stocks would primarily benefit such funds and accounts; similarly, services obtained from transactions in fixed income securities would be of greater benefit to the managed funds and managed accounts investing in debt securities.

         Consistent with achieving best execution, the Fund may participate in so-called "directed brokerage" (or "Commission recapture") programs, under which brokers (or dealers) used by the Fund remit a portion of brokerage commissions (or credits on fixed income transactions) to the particular Portfolio from which they were generated. Subject to oversight by the Fund's Board of Directors, either the Adviser or the sub-adviser, if any, is responsible for the selection of brokers or dealers and for ensuring that a Portfolio receives best price and execution in connection with its portfolio brokerage transactions. Participation in such programs may increase Portfolio returns.

         In addition to providing investment management services to the Fund, Advantus Capital provides investment advisory services for insurance companies, including Minnesota Life and its affiliated life insurance companies and certain associated separate accounts. It also provides investment advisory services to qualified pension and profit sharing plans, corporations, partnerships, investment companies and various private accounts. Frequently, investments deemed advisable for the Fund are also deemed advisable for one or more of such accounts, so that Advantus Capital may decide to purchase or sell the same security at or about the same time for both the Fund and one of those accounts. In such circumstances, orders for a purchase or sale of the same security for one or more of those accounts may be combined with an order for the Fund, in which event the transactions will be averaged as to price and normally allocated as nearly as practicable in proportion to the amounts desired to be purchased or sold for each account. While in some instances combined orders could adversely affect the price or volume of a security, it is believed that the Fund's participation in such transactions on balance will produce better net results for the Fund.

         The Fund's acquisition during the fiscal year ended December 31, 2009, of securities of its regular brokers or dealers or of the parent of those brokers or dealers that derive more than 15 percent of gross revenue from securities-related activities is presented below:



                                       Value of Securities Owned
                                          in the Portfolios at
       Name of Issuer                      End of Fiscal Year
 --------------------------            -------------------------
Bank of America Securities             $
Dreyfus
Deutche
Goldman Sachs & Co
JP Morgan Securities, Inc
Lehman Brothers Holdings
Merrill Lynch & Co
Wells Fargo Investments


SUB-ADVISER - INTERNATIONAL BOND PORTFOLIO

         Since most purchases by the International Bond Portfolio (the "Portfolio") are principal transactions at net prices, it incurs little or no brokerage costs. The Portfolio deals directly with the selling or buying principal or market maker without incurring charges for the services of a broker on its behalf, unless it is determined that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters will include a commission or concession paid to the underwriter, and purchases from dealers will include a spread between the bid and ask prices. The Portfolio seeks to obtain prompt execution of orders at the most favorable net price. Transactions may be directed to dealers in return for research and statistical information, as well as for special services provided by the dealers in the execution of orders.

         It is not possible to place an accurate dollar value on the special execution or on the research services Franklin receives from dealers effecting transactions in portfolio securities. The allocation of transactions to obtain additional research services allows Franklin to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs from many securities firms. The receipt of these products and services does not reduce Franklin's research activities in providing investment advice to the Portfolio.

         As long as it is lawful and appropriate to do so, Franklin and its affiliates may use this research and data in their investment advisory capacities with other clients.


         Because Franklin Templeton Distributors, Inc. ("Distributors") is a member of the Financial Industry Regulatory Authority, it may sometimes receive certain fees when the Portfolio tenders portfolio securities pursuant to a tender-offer solicitation. To recapture brokerage for the benefit of the Portfolio, any portfolio securities tendered by the Portfolio will be tendered through Distributors if it is legally permissible to do so. In turn, the next sub-advisory fee payable to Franklin will be reduced by the amount of any fees received by Distributors in cash, less any costs and expenses incurred in connection with the tender, and the advisory fee the Portfolio pays Advantus Capital will be reduced by the same amount.


         If purchases or sales of securities of the Portfolio and one or more other investment companies or clients supervised by Franklin are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by Franklin, taking into account the respective sizes of the accounts and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Portfolio is concerned. In other cases it is possible that the ability to participate in volume transactions may improve execution and reduce transaction costs to the Portfolio.

                        PURCHASE AND REDEMPTION OF SHARES

         Shares of the Fund are currently offered continuously at prices equal to the respective net asset values of the Portfolios only to Minnesota Life, and to certain of its life insurance affiliates, in connection with its variable life insurance policies and variable annuity contracts. Securian Financial serves as the Fund's underwriter. It is possible that at some later date the Fund may offer its shares to other investors and it reserves the right to do so.

         Shares of the Fund are sold and redeemed at their net asset value next computed after a purchase or redemption order is received by the Fund. Depending upon the net asset values at that time, the amount paid upon redemption may be more or less than the cost of the shares redeemed. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. The right to redeem shares or to receive payment with respect to any redemption may only be suspended for any period during which: (a) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or such exchange is closed for other than weekends and holidays; (b) an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of Portfolio securities or determination of the net asset value of a Portfolio is not reasonably practicable; and (c) the Securities and Exchange Commission by order permits postponement for the protection of shareholders.


                          FUND SHARES AND VOTING RIGHTS

         The authorized capital of the Fund consists of one trillion shares of capital stock with a par value of $.01 per share; with authorized shares of 100,000,000,000 allocated to each Portfolio and with authorized shares of 10,000,000,000 allocated to each class (Class 1 and Class 2) of the following
Portfolios: Bond, Index 400 Mid-Cap, Index 500, International Bond, Mortgage Securities, and Real Estate Securities. The remaining shares may be allocated by the Board of Directors to any new or existing Portfolios.

         All shares of all Portfolios have equal voting rights, except that only shares of a particular Portfolio are entitled to vote certain matters pertaining only to that Portfolio. Pursuant to the Investment Company Act of 1940 (as amended) and the rules and regulations thereunder, certain matters approved by a vote of all Fund shareholders may not be binding on a Portfolio whose shareholders have not approved such matter.

         Each class of shares has exclusive voting rights on any matter submitted to shareholders that relates solely to the arrangements pertaining to that class of shares. Further, each class of shares has separate voting rights on any other matter submitted to shareholders in which the interests of a class of shareholders differ from the interests of the holders of any other class of shares and to the extent required by the articles of incorporation and bylaws of Advantus Series Fund, Inc., the Minnesota Business Corporation Act, and the 1940 Act.

         Each issued and outstanding share is entitled to one vote and to participate equally in dividends and distributions declared by the respective Portfolio/Class and in net assets of such Portfolio/Class upon liquidation or dissolution remaining after satisfaction of outstanding liabilities. The shares of each Portfolio/Class, when issued, are fully paid and non-assessable, have no preemptive, conversion, or similar rights, and are freely transferable. Fund shares do not have cumulative voting rights, which means that the holders of more than half of the Fund shares voting for election of directors can elect all of the directors if they so choose. In such event, the holders of the remaining shares would not be able to elect any directors.

         The Fund will not hold periodically scheduled shareholder meetings. Minnesota corporate law does not require an annual meeting. Instead, it provides for the Board of Directors to convene shareholder meetings when it deems appropriate. In addition, if a regular meeting of shareholders has not been held during the immediately preceding fifteen months, a shareholder or shareholders holding three percent or more of the voting shares of a Fund may demand a regular meeting of shareholders of the Fund by written notice of demand given to the chief executive officer or the chief financial officer of the Fund. Within thirty days after receipt of the demand by one of those officers, the Board of Directors shall cause a regular meeting of shareholders to be called and held no later than ninety days after receipt of the demand, all at the expense of the Fund. A special meeting may also be called at any time by the chief executive officer, two or more directors, or a shareholder or shareholders holding ten percent of the voting shares of the Fund. At a meeting, called for the purpose, shareholders may remove any director by a vote of two-thirds of the outstanding shares. Additionally, the Investment Company Act of 1940 requires shareholder votes for all amendments to fundamental investment policies and restrictions, and for all investment advisory contracts and amendments thereto.

     Because of the pass-through voting structure of variable insurance contracts, the owners of the variable annuity contracts and variable life insurance policies ("Contract owners") who invest in the Fund are entitled to provide voting instructions to Minnesota Life and any other insurance company with regard to Fund shares held in insurance company separate account(s) on behalf of such Contract owners. Minnesota Life is required by law to request voting instructions from Contract owners with respect to such shares and must vote shares in accordance with the instructions received. In addition, with respect to shares for which no voting instructions are received, Minnesota Life must vote such shares in proportion to the shares for which voting instructions are received. As a result, a small number of voting Contract owners may be able to control the Fund.

                             PRINCIPAL SHAREHOLDERS

     The officers and directors of the Fund cannot directly own shares of the Portfolios, but may own shares indirectly by purchasing a variable life insurance policy or variable annuity contract through Minnesota Life or another participating life insurance company. As a result, such officers and directors as a group own less than 1% of the outstanding shares of each Portfolio.




         No shareholder owns 5% or more of the outstanding shares of any Portfolio except as set forth below. As of March 31, 2010, all of the outstanding shares of each Portfolio were owned by Minnesota Life Insurance Company and its life insurance affiliates, 400 Robert Street North, St. Paul, Minnesota 55101-2098, in the following amounts:







                                             Number of             Percent
     Name of Portfolio                      Shares Owned            Owned
     ----------------------                 ------------           -------
     Bond -- Class 1                                                 100%
     Bond -- Class 2                                                 100%
     Index 400 Mid-Cap -- Class 1                                    100%
     Index 400 Mid-Cap -- Class 2                                    100%
     Index 500 -- Class 1                                            100%
     Index 500 -- Class 2                                            100%
     International Bond -- Class 1                                   100%
     International Bond -- Class 2                                   100%
     Money Market                                                    100%
     Mortgage Securities -- Class 1                                  100%
     Mortgage Securities -- Class 2                                  100%
     Real Estate Securities -- Class 1                               100%
     Real Estate Securities -- Class 2                               100%




                                 NET ASSET VALUE



         The net asset value of the shares of the Portfolios is computed once daily, and, in the case of Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (as of the date hereof the primary close of trading is 3:00 p.m. (Central Time), but this time may be changed) on each day, Monday through Friday, except (i) days on which changes in the value of such Fund's portfolio securities will not materially affect the current net asset value of such Fund's shares, (ii) days during which no such Fund's shares are tendered for redemption and no order to purchase or sell such Fund's shares is received by such Fund and
(iii) customary national business holidays on which the New York Stock Exchange is closed for trading (as of the date hereof, New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day). The net asset value per share of each Portfolio is computed by adding the sum of the value of the securities held by that Portfolio plus any cash or other assets that it holds, subtracting all of its liabilities, and dividing the result by the total number of shares outstanding in that Portfolio at that time. Expenses, including the investment advisory fee payable to Advantus Capital, are accrued daily. Net asset value per share is computed separately by Class for each Portfolio offered in two classes. Because different expenses are applicable to Class 1 and Class 2 shares, the net asset value per share of Class 1 shares of a Portfolio generally will not be the same as the net asset value per share of Class 2 of the same Portfolio.


         Securities, except securities held by the Money Market Portfolio, including put and call options, which are traded over-the-counter and on a national exchange will be valued according to the broadest and most representative market. A security which is only listed or traded on an exchange, or for which an exchange is the most representative market, is valued at its last sale price (prior to the time as of which assets are valued) on the exchange where it is principally traded. Lacking any sales on the exchange where it is principally traded on the date of valuation, prior to the time as of which assets are valued, the security generally is valued at the last bid price on that exchange. Futures contracts will be valued in a like manner, except that open futures contracts sales will be valued using the closing settlement price or in the absence of such a price, the most recent quoted bid price. All other securities for which over-the-counter market quotations are readily available are valued on the basis of the last current bid price. When market quotations are not readily available, such securities are valued at fair value as determined in good faith by the Advantus Capital Valuation Committee under the supervision of the Board of Directors and in accordance with Board-approved valuation policies and procedures. Other assets also are valued at fair value as determined in good faith by the Board of Directors. A Portfolio's investments will also be valued at fair value by the Pricing Committee if Advantus Capital determines that an event impacting the value of an investment occurred after the close of the security's primary exchange or market (for example, a foreign exchange or market) and before the time the Portfolio's share price is calculated. Despite best efforts, there is an inherent risk that the fair value of an investment may be higher or lower than the value the Portfolio would have received if it had sold the investment. Debt securities may be valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional-size trading units of debt securities, without regard to sale or bid prices, when such valuations are believed to more accurately reflect the fair market value of such securities. Short-term investments in debt securities are valued daily at market, except that debt obligations with remaining maturities of sixty days or less held by the International Bond Portfolio may be valued at their amortized cost, which approximates market value.

         All instruments held by the Money Market Portfolio are valued on an amortized cost basis. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which the value of an instrument in the Portfolio, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of the Portfolio computed by dividing the annualized daily income of the Portfolio by the net asset value computed as described above may tend to be higher than a like computation made by a portfolio with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its securities.

         The Money Market Portfolio values its portfolio securities at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. Pursuant to Rule 2a-7, the Board of Directors of the Fund has determined, in good faith based upon a full consideration of all material factors, that it is in the best interests of the Money Market Portfolio and its shareholders to maintain a stable net asset value per share for such Portfolio of a constant $ 1.00 per share by virtue of the amortized cost method of valuation. The Money Market Portfolio will continue to use this method only so long as the Board of Directors believes that it fairly reflects the market-based net asset value per share. In accordance with Rule 2a-7, the Board of Directors has undertaken, as a particular responsibility within the overall duty of care owed to the Portfolio's shareholders, to establish procedures reasonably designed, taking into account current market conditions and the Portfolio's investment objective, to stabilize the Portfolio's net asset value per share at a single value. These procedures include the periodic determination of any deviation of current net asset value per-share calculated using available market quotations from the Portfolio's amortized cost price per-share, the periodic review by the Board of the amount of any such deviation and the method used to calculate any such deviation, the maintenance of records of such determinations and the Board's review thereof, the prompt consideration by the Board if any such deviation exceeds 1/2 of 1%, and the taking of such remedial action by the Board as it deems appropriate where it believes the extent of any such deviation may result in material dilution or other unfair results to investors or existing shareholders. Such remedial action may include reverse share splits, redemptions in kind, selling portfolio instruments prior to maturity to realize capital gains or losses, shortening the average portfolio maturity, withholding dividends or utilizing a net asset value per share as determined by using available market quotations.

         The Portfolio will, in further compliance with Rule 2a-7, maintain a dollar-weighted average Portfolio maturity not exceeding 90 days and will limit its Portfolio investments to those United States dollar-denominated instruments which the Board determines present minimal credit risks and which are eligible securities. The Portfolio will limit its investments in the securities of any one issuer to no more than 5% of Portfolio assets and it will limit investment in securities of less than the highest rated categories to 5% of Portfolio assets. Investment in the securities of any issuer of less than the highest rated categories will be limited to the greater of 1% of Portfolio assets or one million dollars. In addition, the Fund will reassess promptly any security which is in default or downgraded from its rating category to determine whether that security then presents minimal credit risks and whether continuing to hold the securities is in the best interests of the Portfolio in the Fund. In addition, the Fund will record, maintain, and preserve a written copy of the above-described procedures and a written record of the Board's considerations and actions taken in connection with the discharge of its above-described responsibilities.

                                PERFORMANCE DATA

CURRENT YIELD FIGURES FOR MONEY MARKET PORTFOLIO




         Current annualized yield quotations for the Money Market Portfolio are based on the Portfolio's net investment income for a seven-day or other specified period and exclude any realized or unrealized gains or losses on portfolio securities. Current annualized yield is computed by determining the net change (exclusive of realized gains and losses from the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one share at the beginning of the specified period, dividing such net change in account value by the value of the account at the beginning of the period, and annualizing this quotient on a 365-day basis. The net change in account value reflects the value of any additional shares purchased with dividends from the original share in the account during the specified period, any dividends declared on such original share and any such additional shares during the period, and expenses accrued during the period. The Fund may also quote the effective yield of the Money Market Portfolio for a seven-day or other specified period for which the current annualized yield is computed by expressing the unannualized return on a compounded, annualized basis.



         The yield figures published for the Money Market Portfolio will reflect any waiver, reimbursement or payment of such Portfolio's expenses by Advantus Capital or Securian Financial pursuant to the Amended and Restated Net Investment Income Maintenance Agreement described above under "Investment Advisory and Other Services - Money Market Portfolio - Net Investment Income Maintenance Agreement." Purchasers of variable contracts issued by Minnesota Life and its life insurance affiliates should recognize that the yield on the assets relating to such a contract which are invested in shares of the Money Market Portfolio would be lower than the Money Market Portfolio's yield for the same period since contract-related charges assessed against such assets are not reflected in the Portfolio's yield. The current yield and effective yield of the Money Market Portfolio for the seven-day period ended December 31, 2009 were ___% and ___%, respectively.




CURRENT YIELD FIGURES FOR OTHER PORTFOLIOS


         Yield quotations for Portfolios other than the Money Market Portfolio are determined by dividing the Portfolio's net investment income per share for a 30-day period, excluding realized or unrealized gains or losses, by the net asset value per share on the last day of the period. In computing net investment income dividends are accrued daily based on the stated dividend rate of each dividend-paying security, and interest reflects an amortization of discount or premium on debt obligations (other than installment debt obligations) based upon the market value of each obligation on the last day of the preceding 30-day period. Undeclared earned income (net investment income which at the end of the base period has not been declared as a dividend but is expected to be declared shortly thereafter) is subtracted from the net asset value per share on the last day of the period. An annualized yield figure is determined under a formula which assumes that the net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period. For the 30-day period ended December 31, 2009, the yields of the Class 1 and Class 2 shares of each of the Portfolios other than Money Market Portfolio are shown in the table below.



         With respect to each such Portfolio, both classes of shares will be invested in the same portfolio of securities and will have substantially similar yields and returns, differing only to the extent that the classes do not have the same expenses. Because Class 2 is subject to a 0.25% 12b-1 distribution fee that is not charged to Class 1, the yields and returns for Class 1 of each Portfolio will be somewhat greater than the yields shown for Class 2.



                                                        Yield       Yield
                  Portfolio                            Class 1     Class 2
                  ---------                            -------     -------
         Bond Portfolio                                    %           %
         Index 400 Mid-Cap Portfolio
         Index 500 Portfolio
         International Bond Portfolio
         Mortgage Securities Portfolio
         Real Estate Securities Portfolio

TOTAL RETURN FIGURES FOR ALL PORTFOLIOS

         Cumulative total return quotations for the Portfolios represent the total return for the period since shares of the Portfolio became available for sale pursuant to the Fund's registration statement. Cumulative total return is equal to the percentage change between the net asset value of a hypothetical $1,000 investment at the beginning of the period and the net asset value of that same investment at the end of the period with dividend and capital gain distributions treated as reinvested.



         In addition, yield quotations for Portfolios other than the Money Market Portfolio, and quotations of cumulative total return for all Portfolios, will be accompanied by average annual total return figures for one-year, five-year and ten-year periods, or for the period since shares of the Portfolio became available pursuant to the Fund's registration statement. Average annual total return figures are the average annual compounded rates of return required for an account with an initial investment of $1,000 to equal the redemption value of the account at the end of the period.




         The total return figures published for the Money Market Portfolio will reflect any waiver, reimbursement or payment of such Portfolio's expenses by Advantus Capital or Securian Financial pursuant to the Amended and Restated Net Investment Income Maintenance Agreement described above under "Investment Advisory and Other Services - Money Market Portfolio - Net Investment Income Maintenance Agreement." In addition, certain total return figures for Money Market Portfolio and Class 2 shares of other Portfolios will, where applicable, reflect the voluntary absorption of certain Fund expenses by Advantus Capital or Minnesota Life during certain prior periods. The figures in parentheses in the tables below show what cumulative total returns and average annual total returns would have been during the specified periods had Advantus Capital and Minnesota Life not absorbed such expenses.




         CUMULATIVE TOTAL RETURN. The cumulative total returns for the Portfolios for the specified periods ended December 31, 2009 are shown in the table below.




                                    From Inception      Date of         From Inception                Date of
                                      to 12/31/09      Inception         to 12/31/09                 Inception
                                        Class 1         Class 1    Money Market and Class 2   Money Market and Class 2
                                    ----------------   ---------   ------------------------   ------------------------
Bond Portfolio                                           2/11/08                              12/3/85
Index 400 Mid-Cap Portfolio                              2/11/08                              10/1/97
Index 500 Portfolio                                      2/11/08                               5/1/87
International Bond Portfolio                             2/11/08                              10/1/97
Money Market Portfolio                                       N/A                              12/3/85
Mortgage Securities Portfolio                            2/11/08                               5/1/87
Real Estate Securities Portfolio                         2/11/08                               5/1/98




         AVERAGE ANNUAL TOTAL RETURNS. The average annual rates of return for the Portfolios for the specified periods ended December 31, 2009 are shown in the table below.





                                                   Class 1 Shares
                                    -------------------------------------------
                                    Year Ended    From Inception      Date of
                                     12/31/09      to 12/31/09       Inception
                                    -----------   ----------------   ----------
Bond Portfolio                                                        2/11/08
Index 400 Mid-Cap Portfolio                                           2/11/08
Index 500 Portfolio                                                   2/11/08
International Bond Portfolio                                          2/11/08
Mortgage Securities Portfolio                                         2/11/08
Real Estate Securities Portfolio                                      2/11/08




                                    Money Market Portfolio and Class 2 Shares of Other Portfolios
                                   ----------------------------------------------------------------
                                    Year Ended            Five Years        Ten Years
                                     12/31/09           Ended 12/31/09    Ended 12/31/09
                                    ----------          --------------    --------------
Bond Portfolio
Index 400 Mid-Cap Portfolio
Index 500 Portfolio
International Bond Portfolio
Money Market Portfolio
Mortgage Securities Portfolio
Real Estate Securities Portfolio

         Purchasers of variable contracts issued by Minnesota Life or other life insurance companies should recognize that the yield, cumulative total return and average annual total return on the assets relating to such a contract which are invested in shares of any of the above Portfolios would be lower than the yield, cumulative total return and average annual total return of such Portfolio for the same period since charges assessed by the life insurance companies against such assets are not reflected in the Portfolios' quotations.

                                     TAXES




         The Fund and each Portfolio qualified for the year ended December 31, 2009, and intends to continue to qualify as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code, as amended (the "Code"). Each Portfolio of the Fund is treated as a separate entity for federal income tax purposes. If each Portfolio of the Fund qualifies as a "regulated investment company" and complies with the provisions of the Code relieving regulated investment companies which distribute substantially all of their net income (both ordinary income and capital gain) from federal income tax, each Portfolio of the Fund will be relieved of such tax on the amounts distributed.


         To qualify for treatment as a regulated investment company, each Portfolio must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest payments with respect to securities, and gains (without deduction for losses) from the sale or other disposition of securities.


         Each Portfolio of the Fund with outstanding shares which were purchased to provide the Portfolio's initial capital (in an amount in excess of that specified in the Code) and which are not attributable to any of the contracts is subject to a non-deductible excise tax equal to 4 percent of the excess, if any, of the amount required to be distributed pursuant to the Code for each calendar year over the amount actually distributed. Currently, only the Index 400 Mid-Cap Portfolio, International Bond Portfolio and Real Estate Securities Portfolio are subject to these distribution requirements. In order to avoid the imposition of this excise tax, each Portfolio generally must declare dividends by the end of a calendar year representing 98 percent of that Portfolio's ordinary income for the calendar year and 98 percent of its capital gain net income (both long-term and short-term capital gains) for the twelve-month period ending October 31 of the calendar year.

         The foregoing is a general summary of applicable provisions of the Code and Treasury Regulations now in effect and as currently interpreted by the courts and the Internal Revenue Service. The Code and these Regulations, as well as current interpretations thereof, may be changed at any time by legislative, judicial or administrative action.


         As the sole shareholders of the Fund will be Minnesota Life, Securian Life and their respective separate accounts, this statement does not discuss federal income tax consequences to the shareholder. For tax information with respect to an owner of a contract issued in connection with the separate accounts, see the Prospectus for those contracts.



                          THE STANDARD & POOR'S LICENSE

         Standard & Poor's ("S&P") is a division of the McGraw-Hill Companies, Inc. S&P has trademark rights to the marks "Standard & Poor's(R)," "S&P(R)," "S&P 500(R), "S&P 400(R)," "Standard & Poor's 500," "Standard & Poor's MidCap 400," and "500" and has licensed the use of such marks by the Fund, the Index 500 Portfolio and the Index 400 Mid-Cap Portfolio.


         The Index 500 Portfolio and the Index 400 Mid-Cap Portfolio (collectively, the "Portfolios") are not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of the Portfolios or any member of the public regarding the advisability of investing in securities generally or in the Portfolios particularly or the ability of the S&P 500 Index or the S&P MidCap 400 Index to track general stock market performance. S&P's only relationship to the Portfolios is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index and the S&P MidCap 400 Index which are determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Portfolios or the owners of the Fund into consideration in determining, composing or calculating the S&P 500 Index or the S&P MidCap 400 Index. S&P is not responsible for and has not participated in the determination of the net asset value or public offering price of the Portfolios nor is S&P a distributor of the Fund. S&P has no obligation or liability in connection with the administration, marketing or trading of the Portfolios.

         S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR THE S&P MIDCAP 400 INDEX OR ANY DATA INCLUDED THEREIN, NOR DOES S&P HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY THE PORTFOLIOS, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX, THE S&P 400 MIDCAP INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


                              FINANCIAL STATEMENTS




         The Fund's financial statements for the year ended December 31, 2009, including the financial highlights for each of the respective periods presented, appearing in the Fund's Annual Report to Shareholders, and the report thereon of the Fund's independent registered public accounting firm, KPMG LLP, also appearing therein, are incorporated by reference in this Statement of Additional Information.

                    APPENDIX A - MORTGAGE-RELATED SECURITIES

         Mortgage-related securities represent an ownership interest in a pool of residential mortgage loans. These securities are designed to provide monthly payments of interest and principal to the investor. The mortgagor's monthly payments to his lending institution are "passed-through" to investors such as the Fund. Most insurers or services provide guarantees of payments, regardless of whether or not the mortgagor actually makes the payment. The guarantees made by issuers or servicers are backed by various forms of credit, insurance and collateral.

UNDERLYING MORTGAGES

         Pools consist of whole mortgage loans or participations in loans. The majority of these loans are made to purchasers of 1-4 family homes. Some of these loans are made to purchasers of mobile homes. The terms and characteristics of the mortgage instruments are generally uniform within a pool buy may vary among pools. For example, in addition to fixed-rate fixed-term mortgages, the fund may purchase pools of variable rate mortgages, growing equity mortgages, graduated payment mortgages and other types.

         All servicers apply standards for qualification to local lending institutions which originate mortgages for the pools. Servicers also establish credit standards and underwriting criteria for individual mortgages included in the pools. In addition, many mortgages included in pools are insured through private mortgage insurance companies.

LIQUIDITY AND MARKETABILITY

         Since the inception of the mortgage-related pass-through security in 1970, the market for these securities has expanded considerably. The size of the primary issuance market and active participation in the secondary market by securities dealers and many types of investors makes government and government-related pass-through pools highly liquid. The recently introduced private conventional pools of mortgages (pooled by commercial banks, savings and loans institutions and others, with no relationship with government and government-related entities) have also achieved broad market acceptance and consequently an active secondary market has emerged. However, the market for conventional pools is smaller and less liquid than the market for the government and government-related mortgage pools. The Fund may purchase some mortgage-related securities through private placements, in which case only a limited secondary market exists, and the security is considered illiquid.

AVERAGE LIFE

         The average life of pass-through pools varies with the maturities of the underlying mortgage instruments. In addition, a pool's term may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions.

         As prepayment rates of individual pools vary widely, it is not possible to accurately predict the average life of a particular pool. For pools of fixed-rate 30-year mortgages, common industry practice is to assume that prepayments will result in a 12-year average life. Pools of mortgages with other maturities or different characteristics will have varying assumptions for average life. The assumed average life of pools of mortgages having terms of less than 30 years is less than 12 years, but typically not less than 5 years.

YIELD CALCULATIONS

         Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. In periods of falling interest rates the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-related securities. Conversely, in periods of rising rates and the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. Historically, actual average life has been consistent with the 12-year assumption referred to above.

         Actual prepayment experience may cause the yield to differ from the assumed average life yield. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of the Fund. The compounding effect from reinvestments of monthly payments received by the Fund will increase the yield to shareholders compared to bonds that pay interest semi-annually.

                 APPENDIX B - BOND AND COMMERCIAL PAPER RATINGS

BOND RATINGS

         Moody's Investors Service, Inc. describes its six highest ratings for corporate bonds and mortgage-related securities as follows:

         Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

         Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

         Bonds which are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Moody's Investors Service, Inc. also applies numerical modifiers, 1, 2, and 3, in each of these generic rating classifications. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

         Standard & Poor's Corporation describes its six highest ratings for corporate bonds and mortgage-related securities as follows:

         AAA. Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

         AA. Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         A. Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB. Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         BB. Debt rated "BB" has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments.

         B. Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

         Standard & Poor's Corporation applies indicators "+", no character, and "-" to the above rating categories. The indicators show relative standing within the major rating categories.

COMMERCIAL PAPER RATINGS

         The rating Prime-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. Among the factors considered by Moody's Investors Service, Inc. in assigning the ratings are the following: (1) evaluation of the management of the issuer, (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; an (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

         The rating A-1 is the highest rating assigned by Standard & Poor's Corporation to commercial paper which is considered by Standard & Poor's Corporation to have the following characteristics:

         Liquidity ratios of the issuer are adequate to meet cash redemptions. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned.

                         APPENDIX C - FUTURES CONTRACTS

EXAMPLE OF FUTURES CONTRACT SALE

         The Fund would engage in a futures contract sale to maintain the income advantage from continued holding of a long-term security while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term securities prices. Assume that the market value of a certain security in the Fund's portfolio tends to move in concert with the futures market prices of long-term United States Treasury bonds ("Treasury bonds"). The Fund wishes to fix the current market value of this portfolio security until some point in the future. Assume the portfolio security has a market value of $100, and the Fund believes that, because of an anticipated rise in interest rates, the value will decline to $95. The Fund might enter into futures contract sales of Treasury bonds for a price of $98. If the market value of the portfolio security does indeed decline from $100 to $95, the futures market price for the Treasury bonds might also decline from $98 to $93.

         In that case, the $5 loss in the market value of the portfolio security would be offset by the $5 gain realized by closing out the futures contract sale. Of course, the futures market price of Treasury bonds might decline to more than $93 or to less than $93 because of the imperfect correlation between cash and futures prices mentioned above.

         The Fund could be wrong in its forecast of interest rates and the futures market price could rise above $98. In this case, the market value of the portfolio securities, including the portfolio security being protected, would increase. The benefit of this increase would be reduced by the loss realized on closing out the futures contract sale.

         If interest rate levels did not change prior to settlement date, the Fund, in the above example, would incur a loss of $2 if it delivered the portfolio security on the settlement date (which loss might be reduced by an offsetting transaction prior to the settlement date). In each transaction, nominal transaction expenses would also be incurred.

EXAMPLE OF FUTURES CONTRACT PURCHASE

         The Fund would engage in a futures contract purchase when it is not fully invested in long-term securities but wishes to defer for a time the purchase of long-term securities in light of the availability of advantageous interim investments, e.g., short-term securities whose yields are greater than those available on long-term securities. The Fund's basic motivation would be to maintain for a time the income advantage from investing in the short-term securities; the Fund would be endeavoring at the same time to eliminate the effect of all or part of the increases in market price of the long-term securities that the Fund may purchase.

         For example, assume that the market price of a long-term security that the Fund may purchase, currently yielding 10%, tends to move in concert with futures market prices of Treasury bonds. The Fund wishes to fix the current market price (and thus 10% yield) of the long-term security until the time (four months away in this example) when it may purchase the security.

         Assuming the long-term security has a market price of $100, and the Fund believes that, because of an anticipated fall in interest rates, the price will have risen to $105 (and the yield will have dropped to about 9-1/2%) in four months, the Fund might enter into futures contracts purchases of Treasury bonds for a price of $98. At the same time, the Fund would assign a pool of investments in short-term securities that are either maturing in four months or earmarked for sale in four months, for purchase of the long-term security at an assumed market price of $100. Assume these short-term securities are yielding 15%. If the market price of the long-term bond does indeed rise from $100 to $105, the futures market price for Treasury bonds might also rise from $98 to $103. In that case, the $5 increase in the price that the Fund pays for the long-term security would be offset by the $5 gain realized by closing out the futures contract purchase.

         The Fund could be wrong in its forecast of interest rates; long-term interest rates might rise to above 10%, and the futures market price could fall below $98. If short-term rates at the same time fall to 10% or below, it is possible that the Fund would continue with its purchase program for long-term securities. The market prices of available long-term securities would have decreased. The benefit of this price decrease, and thus yield increase, will be reduced by the loss realized on closing out the futures contract purchase.

         If, however, short-term rates remained above available long-term rates, it is possible that the Fund would discontinue its purchase program for long-term securities. The yields on short-term securities in the portfolio, including those originally in the pool assigned to the particular long-term security, would remain higher than yields on long-term bonds. The benefit of this continued incremental income will be reduced by the loss realized on closing out the futures contract purchase.

         In each transaction, nominal transaction expenses would also be incurred.

TAX TREATMENT

         The amount of any gain or loss realized by the Fund on closing out a futures contract may result in a capital gain or loss for federal income tax purposes. Generally, futures contracts held by the Fund at the close of the Fund's taxable year will be treated for federal income tax purposes as sold for their fair market value on the last business day of such year. Forty percent of any gain or loss resulting from such constructive sale will be treated as short-term capital gain or loss and 60 percent of such gain or loss will be treated as long-term capital gain or loss. The amount of any capital gain or loss actually realized by the Fund in a subsequent sale or other disposition of these futures contracts will be adjusted to reflect any capital gain or loss taken into account by the Fund in a prior year as a result of the constructive sale of the contract. Notwithstanding the rules described above, with respect to futures contracts which are part of futures contract sales, and in certain other situations, the Fund may make an election which may have the effect of exempting all or a part of those identified future contracts from being treated for federal income tax purposes as sold on the last business day of the Fund's taxable year; all or part of any gain or loss otherwise realized by the Fund on any closing transaction may be deferred until all of the Fund's positions with respect to the futures contract sales are closed; and, all or part of any gain or loss may be treated as short-term capital gain or loss.

         Under the Federal income tax provisions applicable to regulated investment companies, at least 90% of the Fund's annual gross income must be derived from dividends, interest, payments with respect to loans of securities, and gains from the sale or other disposition of securities ("qualifying income"). Under the Internal Revenue Code of 1986, as amended (the "Code"), the Fund may include gains from forward contracts in determining qualifying income. In addition, in order that the Fund continue to qualify as a regulated investment company for Federal income tax purposes, less than 30% of its gross income for any year must be derived from gains realized on the sale or other disposition of securities held by the Fund for less than three months. For this purpose, the Fund will treat gains realized on the closing out of futures contracts as gains derived from the sale of securities. This treatment could, under certain circumstances, require the Fund to defer the closing out of futures contracts until after three months from the date the fund acquired the contracts, even if it would be more advantageous to close out the contracts prior to that time. However, under the Code, a special rule is provided with respect to certain hedging transactions which has the effect of allowing the Fund to engage in such short-term transactions in limited circumstances. Any gains realized by the Fund as a result of the constructive sales of futures contacts held by the Fund at the end of its taxable year, as described in the preceding paragraph, will in all instances be treated as derived from the sale of securities held for three months or more, regardless of the actual period for which the Fund has held the futures contracts at the end of the year.

                        ADVANTUS CAPITAL MANAGEMENT, INC.
                       COMPLIANCE POLICIES AND PROCEDURES

                      PROXY VOTING POLICIES AND PROCEDURES



PURPOSE



The purpose of this proxy voting policy and procedure is to set forth the principles, guidelines and procedures by which Advantus Capital Management, Inc. ("Advantus") votes the proxies for the securities owned by its clients for which Advantus exercises voting authority and discretion (the "Proxies"). The procedure has been designed to ensure the Proxies are voted in the best interest of the clients in accordance with our fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940 and the Investment Company Act of 1940. These policies and procedures do not apply to any client that explicitly retains authority and discretion to vote its own proxies or delegated such authority and discretion to a third party. Advantus takes no responsibility for the voting of any proxies on behalf of such clients. For those clients that delegate such authority and discretion to Advantus, this policy and procedure apply equally to registered investment companies and client accounts. Advantus has adopted different procedures that reflect the unique nature of its types of clients and contractual relationships that those clients may or may not have with custodians. It should be noted that Advantus has hired certain sub-advisers to manage assets for certain clients. In most of the sub-advisory agreements the sub-adviser has accepted the duty and responsibility to vote proxies for client accounts ("Sub-Adviser Proxy Delegation"). Advantus shall have no responsibility for voting proxies in these cases, but shall review the sub-adviser's proxy voting policies and procedures as part of the annual oversight of the sub-adviser. In addition certain clients may provide Advantus with proxy voting guidelines and procedures ("Client Directed Guidelines"). In such cases Advantus will follow the Client Directed Proxy Guidelines in voting proxies.



POLICY



As an investment manager, it is Advantus' responsibility to vote Proxies solely in the best interests of the clients to whom it has a fiduciary responsibility. Advantus has certain clients who have retained Wells Fargo Bank as their custodian, to whom Advantus and the client have delegated the responsibility to vote Proxies. For other clients, including clients for whom Advantus acts as sub-adviser, Advantus has been delegated the responsibility for voting proxies. Accordingly, Advantus has adopted separate procedures for these portfolios to reflect that Advantus is making proxy voting decisions directly for these portfolios. In reviewing a Proxy on a particular matter where Advantus has the responsibility to vote proxies, Advantus will endeavor to maintain consistency among the votes of all clients for which Advantus is responsible, but in all cases Advantus will make the decision that is in the best interests of the clients.



The role of shareholders in corporate governance is typically limited. A majority of decisions regarding operations of the business of a corporation should be left to management's discretion. It is Advantus' policy that the shareholder should become involved with these matters only when management has failed and the corporation's performance has suffered or to protect the rights of shareholders to take action.

                        ADVANTUS CAPITAL MANAGEMENT, INC.
                       COMPLIANCE POLICIES AND PROCEDURES

                      PROXY VOTING POLICIES AND PROCEDURES



The guiding principle by which Advantus votes on all matters submitted to security holders is the maximization of the ultimate economic value of the securities held by its clients. This involves not only the immediate impact of each proposal but other considerations with respect to the security of the shareholders' investments over the long term.



It is the general policy of Advantus to vote on all matters presented to security holders in any Proxy, but Advantus reserves the right to abstain on any particular vote or otherwise withhold its vote on any matter if in the judgment of Advantus, the costs associated with voting such Proxy outweigh the benefits to clients or if circumstances make such an abstention or withholding otherwise advisable and in the best interest of clients, in the judgment of Advantus. There may be situations in which Advantus cannot vote Proxies. For example, Advantus may not be given enough time to process the vote. Advantus, through no fault of their own, may receive a meeting notice from the company too late. In addition, if Advantus has outstanding sell orders, the Proxies for those meetings may not be voted in order to facilitate the sale of those securities. Although Advantus may hold shares on a company's record date, should it sell them prior to the company's meeting date, Advantus ultimately may decide not to vote those shares.



The proxy voting guidelines attached hereto as Exhibit I state the general view and typical vote of Advantus with respect to the issues listed therein. However, these guidelines are just that - guidelines; they are not strict rules that must be obeyed in all cases. Advantus may vote shares contrary to the position indicated by the guidelines if such a vote is in the client's best interests. To the extent that Exhibit I refers to materials provided by Risk Metrics to which Advantus does not have access, the Advantus portfolio manager shall vote the proxy in the best interests of the clients as determined by the portfolio manager.



PROCEDURE



I.   ACCOUNTS WHERE ADVANTUS IS THE ADVISER AND WELLS FARGO IS THE CUSTODIAN



     For all portfolios, including portfolios of the Advantus Series Fund, where Advantus manages the portfolios directly (i.e. those portfolios for which there is no sub-adviser) and where Wells Fargo Bank has been named the custodian for the client, Advantus has delegated the authority to vote Proxies on behalf of the client to Wells Fargo Bank. Proxies are directly sent to Wells Fargo Bank. Wells Fargo Bank votes the Proxies according to the Wells Fargo Bank Proxy Voting Policies and Procedures attached hereto as Exhibit I ("Wells Fargo Proxy Guidelines"). Wells Fargo Bank employs Risk Metrics as its proxy voting agent. Risk Metrics is responsible for analyzing Proxies and recommending a voting position consistent with the Wells Fargo Proxy Guidelines.

                        ADVANTUS CAPITAL MANAGEMENT, INC.
                       COMPLIANCE POLICIES AND PROCEDURES

                      PROXY VOTING POLICIES AND PROCEDURES



II.  ALL OTHER PORTFOLIOS FOR WHICH ADVANTUS ACTS AS ADVISER OR SUB-ADVISER



     For all other portfolios for which Advantus is the investment adviser or sub-adviser and where proxy voting has been delegated to Advantus, and except in the cases where there is Sub-adviser Proxy Delegation or Client Directed Guidelines, Advantus will vote Proxies according to the Guidelines set forth in Appendix A to Exhibit I ("Advantus Proxy Guidelines"). Advantus will endeavor to cast votes for these client portfolios in a manner consistent with Wells Fargo Proxy Guidelines, but in all cases Advantus will vote the Proxies as Advantus determines to be in the best interests of the client. Upon receipt of the proxy voting information from the Client's custodian, Advantus will vote the Proxy and, if requested by the client, finally return a copy of each such Proxy vote to the client for their record keeping purposes.



     Advantus' relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the proxy, their knowledge of the company and any other information readily available and determined to be relevant to the decision



III.   ADVANTUS INVESTMENT POLICY COMMITTEE



     Advantus has an Investment Policy Committee, which is responsible for overseeing the Proxy Voting Policies and Procedures, modifying the Proxy Voting Policies and Procedures from time to time, and monitoring voting decisions to avoid and resolve any conflicts of interests as set forth herein. The Investment Policy Committee will provide an oversight role to ensure that material conflicts of interest are avoided between the interests of the client on the one hand and the investment adviser on the other. Advantus shall have no responsibility for identifying conflicts of custodian banks or sub-advisers except as explicitly set forth herein. The Investment Policy Committee on a periodic basis will request from Wells Fargo all potential conflicts of interest encountered in their proxy voting process and will review accordingly for conflicts of interest.



IV.  REQUESTS FOR PROXY VOTING POLICIES OR PROXY VOTING RECORDS



     A. If an Advantus Series Fund shareholder has requested a copy of the Advantus Series Fund proxy voting policies and procedures or proxy voting record, the compliance department will work with the appropriate life insurance and/or annuity department of Minnesota Life to provide a copy to the shareholder within three business days.

                        ADVANTUS CAPITAL MANAGEMENT, INC.
                       COMPLIANCE POLICIES AND PROCEDURES

                      PROXY VOTING POLICIES AND PROCEDURES



     B. If any other client or shareholder has requested a copy of Advantus' proxy voting policies and procedures or the proxy voting record, the compliance department will provide a copy to such person within three business days.



V.   CONFLICTS OF INTEREST AND GUIDELINE OVERRIDES



     All conflicts of interest will be resolved in the interests of Advantus clients.



     To identify conflicts of interest in proxy voting for clients whose Proxies are voted by Wells Fargo Bank, Advantus will annually request from Wells Fargo Banka disclosure about potential conflicts of interest encountered in their proxy voting process and a report of such disclosure shall be made to the Investment Policy Committee.



     If an Advantus portfolio manager believes that a vote cast in accordance with the guidelines would not be in the best interest of the client, the portfolio manager will inform the Advantus compliance department of why the vote should be cast in a manner different from the applicable guidelines, and will also inform the compliance officer of any matter which has or may give rise to a conflict of interest on the part of the portfolio manager or Advantus. In such instances, the compliance department will make a determination whether a potential conflict of interest is presented. If the compliance department makes a determination that there is a potential conflict of interest, the matter will be brought before the Investment Policy Committee of Advantus to make a determination as to how to proceed. The Investment Policy Committee will make a final determination as to whether there is a material conflict of interest for which special steps should be taken. The steps that may be considered include but are not limited to: (i) follow the prescribed Wells Fargo Proxy Guidelines or the Advantus Proxy Guidelines, (ii) delegate the decision to a third party,
     (iii) have the client vote its own proxy, (iv) disclose the conflict to the client, or (v) defer to the voting recommendation of the client. The Proxy will be handled in the manner authorized by the Investment Policy Committee.



VI. RECORDKEEPING

     Advantus or its designee maintains a record of all proxy voting decisions and votes cast to the extent required by applicable law and regulations. These Proxy Voting Policies and Procedures are subject to change upon approval by Advantus without notice.

                        ADVANTUS CAPITAL MANAGEMENT, INC.
                       COMPLIANCE POLICIES AND PROCEDURES

                      PROXY VOTING POLICIES AND PROCEDURES



VII. CERTAIN RESPONSIBILITIES FOR ADVANTUS SERIES FUND, INC.

     Under the Proxy Voting Procedure adopted by ASF certain additional responsibilities have been delegated to Advantus. Advantus will perform such duties in the manner set forth in such procedure.



Exhibits:

Exhibit I - Wells Fargo Proxy Voting Policies and Procedures



Written By:  Vicki Bailey
Last Reviewed By: Jim Moeller, June 2009
Compliance Procedure Effective Date: October 1, 2004
Version:  2009-1



Business Owner:  Lisa Glaus, Joe Betlej, Michelle Healy (Wells Fargo contact)
Training:  Portfolio managers and operations staff involved in proxy voting

                        ADVANTUS CAPITAL MANAGEMENT, INC.
                       COMPLIANCE POLICIES AND PROCEDURES

                      PROXY VOTING POLICIES AND PROCEDURES



                                    EXHIBIT I

                                WELLS FARGO BANK
                      PROXY VOTING POLICIES AND PROCEDURES



    [See document titled "Exhibit I" located on Advantus compliance database]

                                WELLS FARGO BANK



                      PROXY VOTING POLICIES AND PROCEDURES



1. Scope of Policies and Procedures. These Proxy Voting Policies and Procedures ("Procedures") are used to determine how to vote proxies relating to portfolio securities held in accounts managed by Wells Fargo Bank and whose voting authority has been delegated to Wells Fargo Bank. Wells Fargo Bank believes that the Procedures are reasonably designed to ensure that proxy matters are conducted in the best interest of clients, in accordance with its fiduciary duties.



2. Voting Philosophy. Wells Fargo Bank exercises its voting responsibility, as a fiduciary, with the goal of maximizing value to shareholders consistent with the governing laws and investment policies of each portfolio. While securities are not purchased to exercise control or to seek to effect corporate change through share ownership, Wells Fargo Bank supports sound corporate governance practices within companies in which they invest.



Wells Fargo Bank utilizes RiskMetrics Group (RMG), a proxy-voting agent, for proxy voting, analysis and research. RMG is a leading provider of corporate governance and proxy voting serices, and votes proxies in accordance with their independent research and best practices.



3.   Responsibilities



     (A)  Proxy Administrator & Proxy Committee



     Wells Fargo Bank has designated a Proxy Administrator who is responsible for administering and overseeing the proxy voting process to ensure the implementation of the Procedures. The Proxy Administrator monitors RMG to determine that RMG is accurately applying the Procedures as set forth herein and that proxies are voted in a timely and responsible manner. The Proxy Administrator reviews the continuing appropriateness of the Procedures set forth herein, recommends revisions as necessary, serves as chairperson for the Proxy Committee and provides quarterly updates to the Trust Committee on the proxy voting process.



     2009 Proxy Committee Members - Kevin Ario (Chairman), David Lauer, Chris Bellonzi, Danielle Barr, Darrell Cronk, Laurie Nordquist and Bob Bean.



     (i) Securities on Loan. As a general matter, securities on loan will not be recalled to facilitate proxy voting (in which case the borrower of the security shall be entitled to vote the proxy).



     (ii) Conflicts of Interest. The Proxy Administrator will seek to avoid any undue influence as a result of any conflict of interest that exists between the interest of a client and Wells Fargo Bank or any of its affiliates. To this end, Wells Fargo may engage an independent fiduciary to direct the Proxy Administrator on voting instructions.



    (iii) Practical Limitations to Proxy Voting. Wells Fargo Bank uses its best efforts to vote proxies, in certain circumstances it may be impractical or impossible for Wells Fargo Bank to vote proxies (e.g. limited value or unjustifiable costs).



     (B)  RiskMetrics Group (RMG)



     Wells Fargo Bank has contracted with RMG to provide the following functions:



o Research and make voting determinations in accordance with their annual United States and International Guidelines;



o    Vote and submit proxies in a timely manner;



o    Handle other administrative functions of proxy voting;



o Maintain records of proxy statements received in connection with proxy votes and provide copies of such proxy statements promptly upon request;



o    Maintain records of votes cast; and



o    Provide recommendations with respect to proxy voting matters in general.



     (C) Except in instances where clients have retained voting authority, Wells Fargo Bank will instruct custodians of client accounts to forward all proxy statements and materials received in respect of client accounts to RMG.



     (D) Notwithstanding the foregoing, Wells Fargo Bank retains final authority and fiduciary responsibility for proxy voting.



4. Record Retention. Wells Fargo Bank will maintain the following records relating to the implementation of the Procedures:



     o    A copy of these proxy voting polices and procedures;



     o Proxy statements received for client securities (which will be satisfied by relying on EDGAR or RMG);



     o Records of votes cast on behalf of clients (which RMG maintains on behalf of Wells Fargo Bank);



     o Records of each written client request for proxy voting records and Wells Fargo Bank's written response to any client request (written or oral) for such records; and

     o Any documents prepared by Wells Fargo Bank or RMG that were material to making a proxy voting decision.



     Such proxy voting books and records shall be maintained by Wells Fargo Bank as legally required, and consistent with Bank policies.



5. Disclosure of Procedures. Wells Fargo Bank will disclose its Procedures to clients and prospective clients upon request. Wells Fargo Bank will also provide proxy statements and any records as to how we voted proxies on behalf of a client upon request. Except as otherwise required by law, Wells Fargo Bank has a general policy of not disclosing to any issuer or third party how its client proxies are voted.



February 2009

                           [LOGO OF RISKMETRICS GROUP]


                                   ----------


              2009 CORPORATE GOVERNANCE POLICY UPDATES AND PROCESS

                                EXECUTIVE SUMMARY



                                NOVEMBER 25, 2008


                                   ----------


Copyright (C) 2008 by RiskMetrics Group.



All rights reserved. No part of this publication may be reproduced or transmitted in any form or by any means, electronic or mechanical, including photocopy, recording, or any information storage and retrieval system, without permission in writing from the publisher. Requests for permission to make copies of any part of this work should be sent to: RiskMetrics Group Marketing Department, One Chase Manhattan Plaza, 44th Floor, New York, NY 10005. RiskMetrics Group is a trademark used herein under license.



          Risk Management  |  Governance Services  |  Financial Research

                              www.riskmetrics.com

RiskMetrics Group                                            www.riskmetrics.com
--------------------------------------------------------------------------------


BACKGROUND AND INTRODUCTION



Each year, RiskMetrics Group undertakes an extensive process to update the policies that inform its proxy voting recommendations. Our commitment is to make our policy formulation process open and transparent, so that all members of the financial community - including our institutional investor clients and corporate issuers -understand the foundations of our benchmark policies and proxy voting recommendations.



Our bottoms-up policy formulation process collects feedback from a diverse range of market participants through multiple channels: an annual Policy Survey of institutional investors and corporate issuers, roundtables with industry groups, and ongoing feedback during proxy season.



Each year, the RiskMetrics Group Policy Board uses this input to develop draft policy updates on the most important governance issues, which are then published for an open review and comment period. This year, comments were posted verbatim to the RiskMetrics Policy Gateway, in order to provide additional transparency into the feedback we have received.



This document summarizes the outreach process and explains the key changes made to RiskMetrics Group's U.S., Canadian and International benchmark corporate governance policies. The full text of the updates is available through the RiskMetrics Group Policy Gateway at www.riskmetrics.com/policy.



2009 POLICY FORMULATION PROCESS



Throughout the year, RiskMetrics Group's governance research team identifies emerging corporate governance issues as it analyzes proxies and interacts with investor clients, shareholder proponents, and corporate issuers. In addition, the research team collects data on meeting agendas, vote results and corporate governance practices which together provide insight into how industry stakeholders are approaching these governance issues.



The Policy Board assembles these analyses in identifying specific policy topics where updates to RiskMetrics' benchmark policy should be further investigated. These topics are incorporated into questions in an annual Policy Survey, which is intended to assess the range of investor and issuer opinion on these topics.



This year's survey was fielded in July and August, 2008, after the end of the U.S. proxy season. The survey contained policy questions on Board, Compensation, Audit, Corporate Responsibility and other corporate governance topics.



Institutional investor input was solicited through five regional surveys:



     o    United States



     o    Canada and Latin America



     o    United Kingdom



     o Europe, comprising France, Germany, Ireland, Portugal, The Netherlands, Scandinavia (Sweden, Norway) and Russia.



     o Asia-Pacific, comprising Australia, Hong Kong, Singapore, South Korea and Japan



Institutional investors were also invited to participate in a general international survey which sought investor opinion on issues that apply to multiple markets as well as general principles in treating governance issues in an increasingly global investment environment.



For the first time, corporate issuers were invited in 2008 to participate in a parallel version of the United States policy survey. Invitations were sent to a broad range of issuers in the United States - contacts were drawn from standard industry databases of corporate governance and investor relations staff at U.S.


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RiskMetrics 2009 Corporate Governance Policy Updates and Process           - 2 -
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corporations. The issuer survey contained close to identical versions of all questions in the institutional survey that would be applicable to corporate issuers.



Over 700 total responses were received for the surveys. On the institutional side, 317 institutional investor responses were submitted, representing a total of 200 unique institutions (approximately 12% of RiskMetrics' governance clients). On the corporate side, 390 corporate issuer responses were received.



The institutional respondent profile is close to the overall profile of RiskMetrics' governance client base, with slightly over half being investment managers or mutual fund managers, and the balance divided between pension funds and endowments, insurance companies, banks and investor groups. The corporate responses represented a broad range of issuers across the market capitalization and industry sector spectrums, as well as some corporate advisors and issuer organizations.



In addition to the policy survey, RiskMetrics solicited feedback on specific, high-profile topics from industry constituents:



     o Several institutional investors and consultants participated in a telephonic roundtable on resetting performance goals and repricing of stock options on October 2, 2008.



     o Compensation topics were also the subject of discussion with twenty investors and issuers in conjunction with the Council of Institutional Investors Fall meeting on October 5, 2008.



     o As part of RiskMetrics' Governance Exchange program, investors, directors and corporate issuers discussed the independent chair issue on a webcast on September 16, 2008.



     o Share buybacks and discharge of directors were the subject of a governance roundtable at RiskMetrics' European client conference on September 16, 2008.



The Policy Board uses the feedback collected through the policy survey and roundtables to inform the development of draft policy updates that also incorporate findings from academic research and RiskMetrics' own analysis of corporate governance data.



Prior to being finalized, the most important policy updates are released for an open comment period, where all market participants are invited to provide input on the proposed new policies. This year, thirteen draft policies were released to the public on October 14, 2008 on the RiskMetrics Group Policy Gateway, with a broadly announcement via press release. During the three-week comment period that followed, about 20 different organizations submitted 58 separate comments on the policies. Most comments were submitted by corporate issuers and issuer groups, and were concentrated on the U.S. draft policy updates.



This feedback, including results from the Policy Survey, draft policy updates, and comments received, are all available on the RiskMetrics Group Policy Gateway at www.riskmetrics.com/policy



SUMMARY OF POLICY UPDATES



The highest profile updates are summarized below. The full text of the U.S., Canada and International policy updates is available through the RiskMetrics Group Policy Gateway.



UNITED STATES & CANADA POLICY UPDATES



POOR PAY PRACTICES (U.S. & CANADA)



RiskMetrics recognizes the momentum towards improving executive pay practices and has revised its compensation policies accordingly. The U.S. Poor Pay Practices policy, which identifies pay practices that would prompt recommendations against compensation committee members, has been expanded to include:



     o new change-in-control arrangements that include tax gross-ups on excise payments triggered by severance ("golden parachute") payments,



     o    tax gross-ups on executive perks,


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--------------------------------------------------------------------------------


     o modified "single-trigger" change-in-control provisions that allow an executive to receive a change-in- control payment upon voluntary resignation, and



     o payment of dividends or dividend equivalents on unearned performance awards.



In the RiskMetrics 2007-2008 Policy Survey, a vast majority (76%) of respondents considered excise tax gross-ups to be problematic. In addition, our analysis of estimated change-in-control payments for the S&P 500 companies, as disclosed in 2008 proxy statements, found that companies with tax gross-ups have significantly higher change-in-control payouts. Potential payouts for named executive officers at companies providing tax gross-ups averaged $72.5 million, nearly $30 million higher than for companies not providing tax gross-ups. Only $12 million of the difference is due to the amount of the gross-up, indicating that the gross-up may be prompting higher change-in-control payments.



Commenters on the draft policy update noted that tax gross-ups may have a legitimate use in equalizing payouts across similarly-situated executives who may have a different exposure to the excise tax, based on disparate pay or option exercise history. Given strong investor opinions about gross-ups and the evidence that they inflate change-in-control payouts, the Policy Board has included new agreements that include excise tax gross-up provisions, as well as all gross-ups on executive perks, in the Poor Pay Practices policy.



In order to clarify RiskMetrics' treatment of excessive perks such as personal use of corporate aircraft, security systems, and car allowances, the updated policy establishes guidelines for evaluating whether a given perk is excessive. In response to issuer comments that the fixed dollar thresholds proposed in our draft updates were inflexible, the new policy provides guidance for case-by-case analysis of the value of perks.



In Canada, where compensation-related disclosure has substantially improved and will provide shareholders with similar information as available to U.S. shareholders, RiskMetrics is introducing a Poor Pay Practices policy. The updated policy, for members of the S&P/TSX index, will recommend withhold votes for compensation committee members at companies with poor pay practices, and recommend against equity plans that are a vehicle for poor pay practices. Poor pay practices are defined along similar lines as the U.S. policy.



SHAREHOLDER PROPOSALS AND "RESETTING & REPRICING" EQUITY PLANS



RiskMetrics is also aligning our policies on compensation-related shareholder proposals to the practices outlined in the U.S. Treasury's rules under the Emergency Economic Stabilization Act of 2008. Proposals on "clawbacks" of incentive pay, for example, may now receive support if existing company policy does not meet the practices outlined by Treausry. Proposals seeking holding requirements for executives receiving stock-based incentives will, similarly, be evaluated with a view to the risk-incentivizing behavior associated with certain incentives. By the same token, RiskMetrics will not view market deterioration, in and of itself, as an acceptable reason for companies to reprice stock options or reset goals under performance plans. Given the extraordinary levels of market volatility, RiskMetrics is also using 400-day stock volatility in measuring the cost of equity plans.



COMPENSATION PEER GROUPS



RiskMetrics Group's proxy research reports for annual meetings of Russell 3000 companies display the pay of CEOs relative to their peers. For 2009, the methodology that we use for constructing peer groups has been changed, in response to both institutional investor and issuer feedback. Under the new methodology, company size will be a key determinant in constructing these peer groups, with peers falling between 0.5 and 2.0 times the company's size, measured by revenue, assets or market capitalization as appropriate. The minimum number of companies in the peer group has been reduced to 8, and for very large companies, peers may be drawn from a wider industry-sector or index pool, in order to create a group of reasonably similar companies.



As we look to the critical issues facing companies and investors in evaluating executive pay this coming year, we recognize the unique circumstances that companies face in assessing the market for corporate talent while providing consistent, meaningful information to our investor clients. Therefore, we plan to add to our research reports a comparison of CEO pay under both our peer group methodology and the peer group selected by the


--------------------------------------------------------------------------------
RiskMetrics 2009 Corporate Governance Policy Updates and Process           - 4 -
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


RiskMetrics Group                                            www.riskmetrics.com
--------------------------------------------------------------------------------


company. The updated peer group methodology, as indicated in our policy updates, will be released in 2009. The report modification that will compare RMG's peer group to the company's peer group will be released at a later date. We will continue to provide updates on the timeline for release of the report modification.



HARMONIZATION OF PERFORMANCE TESTS (U.S.)



Several RiskMetrics policies incorporate an evaluation of company performance: the Performance/Governance Evaluation for Directors, Pay for Performance, and the policy for evaluating Independent Chair (Separate Chair/CEO) Shareholder Proposals.



The 2009 updates harmonize the measure of performance across these policies, and introduce a relative basis for assessing performance. Under the new policies, poor performance for Russell 3000 companies is defined as below-median total shareholder returns, relative to industry peers or the index as a whole, for one- and three-year periods.



This update reflects a broadly-held belief among investors and issuers that relative performance measures are more meaningful, especially during a period of high market volatility. While some issuers commented that TSR is one of a variety of metrics that might be used to assess performance, TSR is the single most tangible indication of return on investment from a shareholder perspective. In addition, the performance measure is one input into RiskMetrics' broader analysis of a company's practices and performance, not a single bright-line test.



INDEPENDENT CHAIR SHAREHOLDER PROPOSALS (U.S.)



As in prior years, RiskMetrics will generally recommend in favor of shareholder proposals requiring that the Chair's position be filled by an independent director, unless the company maintains a counterbalancing governance structure with an independent lead director and established governance guidelines, does not exhibit poor TSR performance, and has no problematic governance or management issues.



Updates to this policy in 2009 include a harmonization of the performance measure with other policies and a clarification of what constitutes problematic governance and management issues. The updated policy also removes a requirement to formally disclose a comparison of the duties of lead director and chair and a rationale for combining the roles.



This policy drew many comments from the issuer community. Several noted that only 38% of investor respondents to the Policy Survey supported separating the roles. In fact, 67% of investor respondents indicated that a combined role was either generally unacceptable or was acceptable with good governance provisions and a satisfactory rationale. Indeed, a majority of issuer respondents (55%) fell into these groups as well. The policy provides a framework for evaluating whether good governance provisions and a satisfactory rationale for the combined role are present.



Other commenters noted that a TSR metric for assessing performance was inappropriate, and referenced academic studies that found a negative correlation between performance and the presence of an independent chair. Our review of academic research has found that the evidence for a correlation was inconclusive. However, half of investor and nearly two thirds of issuer respondents to the Policy Survey identified strong company performance as a satisfactory rationale for maintaining a combined role, leading us to incorporate a relative performance measure into our policy.



POOR ACCOUNTING PRACTICES (U.S.)



The updated Poor Accounting Practices policy provides additional transparency into the issues that would trigger a deeper, case-by-case analysis of accounting practices, as well as the factors that RiskMetrics would analyze in making a recommendation against either the audit committee or the full board.


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Several commenters on RiskMetrics' draft policy update objected to including regulatory investigations as a potential factor for triggering greater scrutiny over accounting practices. In the Policy Survey, investors identified misapplication of GAAP and material weaknesses in Section 404 disclosures as the most likely to prompt a vote against either board or audit committee, and these issues, along with fraud, are specified as poor accounting practices that would trigger a deeper analysis.



The policy further specifies that this analysis will take into account the severity, breadth, chronology and duration of the accounting practices in question, along with the company's efforts to remediate and correct these practices.



The policy has been also been updated to recommend against audit committee members in the case of an adverse opinion from auditors on the company's financial statement. While several commenters on the draft update recommended that RiskMetrics treat this on a case-by-case basis, an adverse opinion indicates an inability of the auditor to resolve accounting issues with company management and represents a failure of board oversight.



INTERNATIONAL POLICY UPDATES



Both share buyback and director discharge were the subject of white papers by RiskMetrics Group research analysts released this fall. These papers were, in turn, discussed by RiskMetrics Group's institutional investor clients at RiskMetrics' annual European client conference in Lausanne Switzerland, in September. This research and discussion informed the policy updates summarized below.



SHARE BUYBACK



RiskMetrics' Share Buyback policy is being updated to reflect client feedback and regulatory developments in the EU, which now allow member states a broader range of possibilities with regards to share repurchases. The updated policy establishes a maximum volume of 10% of outstanding shares (15% in the U.K.), with a cap of 10% of shares to be kept in treasury, and a maximum duration for repurchase authority of 18 months. RiskMetrics will continue to recommend against repurchase proposals that are against the interest of shareholders, e.g., can be used for takeover defenses or can be abused.



DISCHARGE OF DIRECTORS



RiskMetrics has updated its Discharge of Directors policy for European companies to reflect a transformation in shareholders' willingness to exercise their rights. The discharge resolution is a prominent, but undervalued, tool for shareholders to communicate with directors.



Under the updated policy, RiskMetrics will recommend against discharge of directors on a case-by-case basis when there is reliable information that the board is not fulfilling its fiduciary duties; for example:



     o a lack of board oversight or board memberes operating in private or company interest rather than in shareholder interest;



     o the presence of legal actions that aim to hold the board responsible for breach of trust, beyond the fiscal year in question for discharge; or



     o the presence of egregious governance issues where shareholders will bring legal action against the company or its directors.



The intent of this update is to provide an additional mechanism for shareholders to express their discontent with directors - to provide a cautionary "yellow card" to directors instead of a "red card" signifying shareholders' desire for removal of directors.



           POLICY UPDATES ARE AVAILABLE AT WWW.RISKMETRICS.COM/POLICY


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RiskMetrics 2009 Corporate Governance Policy Updates and Process           - 6 -
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



                           [LOGO OF RISKMETRICS GROUP]


                                   ----------


                    2009 U.S. Proxy Voting Guidelines Summary



                                December 24, 2008

                                   ----------


Copyright (C) 2008 by RiskMetrics Group.



All rights reserved. No part of this publication may be reproduced or transmitted in any form or by any means, electronic or mechanical, including photocopy, recording, or any information storage and retrieval system, without permission in writing from the publisher. Requests for permission to make copies of any part of this work should be sent to: RiskMetrics Group Marketing Department, One Chase Manhattan Plaza, 44th Floor, New York, NY 10005. RiskMetrics Group is a trademark used herein under license.



          Risk Management | RiskMetrics Labs | ISS Governance Services
                         | Financial Research & Analysis
                               www.riskmetrics.com

RiskMetrics Group                                            www.riskmetrics.com
--------------------------------------------------------------------------------


                                RISKMETRICS GROUP



                    2009 U.S. PROXY VOTING GUIDELINES SUMMARY



                 EFFECTIVE FOR MEETINGS ON OR AFTER FEB. 1, 2009
                              UPDATED DEC. 24, 2008



The following is a condensed version of the proxy voting recommendations contained in the RiskMetrics' (RMG) U.S. Proxy Voting Manual.



Table of Contents



1. OPERATIONAL ITEMS ......................................................    6
   Adjourn Meeting ........................................................    6
   Amend Quorum Requirements ..............................................    6
   Amend Minor Bylaws .....................................................    6
   Auditor Indemnification and Limitation of Liability ....................    6
   Auditor Ratification ...................................................    6
   Change Company Name ....................................................    7
   Change Date, Time, or Location of Annual Meeting .......................    7
   Transact Other Business ................................................    7

2. BOARD OF DIRECTORS: ....................................................    8
   Voting on Director Nominees in Uncontested Elections ...................    8
   RMG Classification of Directors - 2009 .................................   10
   Age Limits .............................................................   12
   Board Size .............................................................   12
   Classification/Declassification of the Board ...........................   12
   Cumulative Voting ......................................................   12
   Director and Officer Indemnification and Liability Protection ..........   13
   Establish/Amend Nominee Qualifications .................................   13
   Establishment of Board Committees Shareholder Proposals ................   13
   Establishment of Board Policy on Shareholder Engagement ................   14
   Filling Vacancies/Removal of Directors .................................   14
   Independent Chair (Separate Chair/CEO) .................................   14
   Majority of Independent Directors/Establishment of Committees ..........   15
   Majority Vote Shareholder Proposals ....................................   15
   Open Access ............................................................   16
   Performance/Governance Evaluation for Directors ........................   16
   Stock Ownership Requirements ...........................................   16
   Term Limits ............................................................   16
   Vote No Campaigns ......................................................   17

3. PROXY CONTESTS .........................................................   18
   Voting for Director Nominees in Contested Elections ....................   18
   Reimbursing Proxy Solicitation Expenses ................................   18
   Confidential Voting ....................................................   18

4. ANTITAKEOVER DEFENSES AND VOTING RELATED ISSUES ........................   19
   Advance Notice Requirements for Shareholder Proposals/Nominations ......   19
   Amend Bylaws without Shareholder Consent ...............................   19
   Poison Pills ...........................................................   19
   Shareholder Ability to Act by Written Consent ..........................   20
   Shareholder Ability to Call Special Meetings ...........................   20


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   Supermajority Vote Requirements ........................................   20

5. MERGERS AND CORPORATE RESTRUCTURINGS ...................................   21

OVERALL APPROACH ..........................................................   21
   Appraisal Rights .......................................................   21
   Asset Purchases ........................................................   21
   Asset Sales ............................................................   22
   Bundled Proposals ......................................................   22
   Conversion of Securities ...............................................   22
   Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy
   Plans/Reverse Leveraged Buyouts/Wrap Plans .............................   22
   Formation of Holding Company ...........................................   23
   Going Private and Going Dark Transactions (LBOs and Minority
   Squeeze-outs) ..........................................................   23
   Joint Ventures .........................................................   24
   Liquidations ...........................................................   24
   Mergers and Acquisitions/ Issuance of Shares to Facilitate Merger
   or Acquisition .........................................................   24
   Private Placements/Warrants/Convertible Debentures .....................   24
   Special Purpose Acquisition Corporations (SPACs) .......................   25
   Spinoffs ...............................................................   26
   Value Maximization Shareholder Proposals ...............................   26

6. STATE OF INCORPORATION .................................................   27
   Control Share Acquisition Provisions ...................................   27
   Control Share Cash-Out Provisions ......................................   27
   Disgorgement Provisions ................................................   27
   Fair Price Provisions ..................................................   27
   Freeze-Out Provisions ..................................................   28
   Greenmail ..............................................................   28
   Reincorporation Proposals ..............................................   28
   Stakeholder Provisions .................................................   28
   State Antitakeover Statutes ............................................   28

7. CAPITAL STRUCTURE ......................................................   29
   Adjustments to Par Value of Common Stock ...............................   29
   Common Stock Authorization .............................................   29
   Dual-Class Stock .......................................................   29
   Issue Stock for Use with Rights Plan ...................................   29
   Preemptive Rights ......................................................   29
   Preferred Stock ........................................................   30
   Recapitalization .......................................................   30
   Reverse Stock Splits ...................................................   30
   Share Repurchase Programs ..............................................   31
   Stock Distributions: Splits and Dividends ..............................   31
   Tracking Stock .........................................................   31

8. EXECUTIVE AND DIRECTOR COMPENSATION ....................................   32

EQUITY COMPENSATION PLANS .................................................   32
   Cost of Equity Plans ...................................................   32
   Repricing Provisions ...................................................   33
   Pay-for-Performance Disconnect .........................................   33
   Three-Year Burn Rate/Burn Rate Commitment ..............................   35
   Liberal Definition of Change-in-Control ................................   37
   Poor Pay Practices .....................................................   37


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SPECIFIC TREATMENT OF CERTAIN AWARD TYPES IN EQUITY PLAN EVALUATIONS: .....   38
   Dividend Equivalent Rights .............................................   38
   Liberal Share Recycling Provisions .....................................   38
   Operating Partnership (OP) units in Equity Plan analysis of Real Estate
   Investment Trusts (REITs) ..............................................   39
   Option Overhang Cost ...................................................   39

OTHER COMPENSATION PROPOSALS AND POLICIES .................................   39
   401(k) Employee Benefit Plans ..........................................   39
   Advisory Vote on Executive Compensation (Say-on-Pay) Management
      Proposals ...........................................................   40
   Director Compensation ..................................................   41
   Director Retirement Plans ..............................................   41
   Employee Stock Ownership Plans (ESOPs) .................................   41
   Employee Stock Purchase Plans-- Qualified Plans ........................   41
   Employee Stock Purchase Plans-- Non-Qualified Plans ....................   42
   Incentive Bonus Plans and Tax Deductibility Proposals (OBRA-Related
   Compensation Proposals) ................................................   42
   Options Backdating .....................................................   42
   Option Exchange Programs/Repricing Options .............................   43
   Stock Plans in Lieu of Cash ............................................   43
   Transfer Stock Option (TSO) Programs ...................................   44

SHAREHOLDER PROPOSALS ON COMPENSATION .....................................   44
   Advisory Vote on Executive Compensation (Say-on-Pay) ...................   44
   Bailout Bill/Executive Compensation Resolutions ........................   45
   Compensation Consultants- Disclosure of Board or Company's
      Utilization .........................................................   45
   Disclosure/Setting Levels or Types of Compensation for Executives and
   Directors ..............................................................   45
   Golden Coffins/Executive Death Benefits ................................   45
   Pay for Superior Performance ...........................................   46
   Performance-Based Awards ...............................................   46
   Pension Plan Income Accounting .........................................   47
   Pre-Arranged Trading Plans (10b5-1 Plans) ..............................   47
   Recoup Bonuses .........................................................   47
   Severance Agreements for Executives/Golden Parachutes ..................   47
   Share Buyback Holding Periods ..........................................   48
   Stock Ownership or Holding Period Guidelines ...........................   48
   Supplemental Executive Retirement Plans (SERPs) ........................   48
   Termination of Employment Prior to Severance Payment and Eliminating
   Accelerated Vesting of Unvested Equity .................................   49
   Tax Gross-Up Proposals .................................................   49

9. CORPORATE SOCIAL RESPONSIBILITY (CSR) ISSUES ...........................   50

OVERALL APPROACH ..........................................................   50

ANIMAL WELFARE ............................................................   50
   Animal Testing .........................................................   50
   Animal Welfare Policies ................................................   50
   Controlled Atmosphere Killing (CAK) ....................................   51

CONSUMER ISSUES ...........................................................   51
   Genetically Modified Ingredients .......................................   51
   Consumer Lending .......................................................   51
   Pharmaceutical Pricing, Access to Medicines, and Product
      Reimportation .......................................................   52
   Product Safety and Toxic/Hazardous Materials ...........................   52
   Tobacco ................................................................   53

DIVERSITY .................................................................   53
   Board Diversity ........................................................   53


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   Equality of Opportunity ................................................   54
   Gender Identity, Sexual Orientation, and Domestic Partner Benefits .....   54

CLIMATE CHANGE AND THE ENVIRONMENT ........................................   54
   Climate Change .........................................................   54
   Concentrated Animal Feeding Operations (CAFOs) .........................   54
   Energy Efficiency ......................................................   55
   Facility and Operational Safety/Security ...............................   55
   Greenhouse Gas (GHG) Emissions .........................................   55
   Operations in Protected Areas ..........................................   55
   Recycling ..............................................................   56
   Renewable Energy .......................................................   56

GENERAL CORPORATE ISSUES ..................................................   56
   Charitable Contributions ...............................................   56
   CSR Compensation-Related Proposals .....................................   56
   Health Pandemics .......................................................   57
   Lobbying Expenditures/Initiatives ......................................   57
   Political Contributions and Trade Associations Spending ................   57

INTERNATIONAL ISSUES, LABOR ISSUES, AND HUMAN RIGHTS ......................   58
   Community Social and Environmental Impact Assessments ..................   58
   Foreign Military Sales/Offsets .........................................   58
   Internet Privacy and Censorship ........................................   58
   Labor and Human Rights Standards .......................................   59
   MacBride Principles ....................................................   59
   Nuclear and Depleted Uranium Weapons ...................................   59
   Operations in High Risk Markets ........................................   60
   Outsourcing/Offshoring .................................................   60

SUSTAINABILITY ............................................................   60
   Sustainability Reporting ...............................................   60

10.MUTUAL FUND PROXIES ....................................................   61
   Election of Directors ..................................................   61
   Converting Closed-end Fund to Open-end Fund ............................   61
   Proxy Contests .........................................................   61
   Investment Advisory Agreements .........................................   61
   Approving New Classes or Series of Shares ..............................   62
   Preferred Stock Proposals ..............................................   62
   1940 Act Policies ......................................................   62
   Changing a Fundamental Restriction to a Nonfundamental Restriction .....   62
   Change Fundamental Investment Objective to Nonfundamental ..............   62
   Name Change Proposals ..................................................   62
   Change in Fund's Subclassification .....................................   63
   Disposition of Assets/Termination/Liquidation ..........................   63
   Changes to the Charter Document ........................................   63
   Changing the Domicile of a Fund ........................................   63
   Authorizing the Board to Hire and Terminate Subadvisors Without
   Shareholder Approval ...................................................   64
   Distribution Agreements ................................................   64
   Master-Feeder Structure ................................................   64
   Mergers ................................................................   64

SHAREHOLDER PROPOSALS FOR MUTUAL FUNDS ....................................   64
   Establish Director Ownership Requirement ...............................   64
   Reimburse Shareholder for Expenses Incurred ............................   65
   Terminate the Investment Advisor .......................................   65


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1. OPERATIONAL ITEMS



ADJOURN MEETING



Generally vote AGAINST proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.



Vote FOR proposals that relate specifically to soliciting votes for a merger or transaction if supporting that merger or transaction. Vote AGAINST proposals if the wording is too vague or if the proposal includes "other business."



                                   o o o o o



AMEND QUORUM REQUIREMENTS



Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.



                                   o o o o o



AMEND MINOR BYLAWS



Vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).



                                    o o o o o



AUDITOR INDEMNIFICATION AND LIMITATION OF LIABILITY



Consider the issue of auditor indemnification and limitation of liability on a CASE-BY-CASE basis. Factors to be assessed include, but are not limited to:



     o The terms of the auditor agreement- the degree to which these agreements impact shareholders' rights;



     o    Motivation and rationale for establishing the agreements;



     o    Quality of disclosure; and



     o    Historical practices in the audit area.



WTHHOLD or vote AGAINST members of an audit committee in situations where there is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.



                                   o o o o o



AUDITOR RATIFICATION



Vote FOR proposals to ratify auditors, unless any of the following apply:



     o An auditor has a financial interest in or association with the company, and is therefore not independent;



     o There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position;



     o Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or


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     o    Fees for non-audit services ("Other" fees) are excessive.



Non-audit fees are excessive if:



     o Non-audit ("other") fees >audit fees + audit-related fees + tax compliance/preparation fees



Tax compliance and preparation include the preparation of original and amended tax returns, refund claims and tax payment planning. All other services in the tax category, such as tax advice, planning or consulting should be added to "Other" fees. If the breakout of tax fees cannot be determined, add all tax fees to "Other" fees.



In circumstances where "Other" fees include fees related to significant one-time capital structure events: initial public offerings, bankruptcy emergence, and spin-offs; and the company makes public disclosure of the amount and nature of those fees which are an exception to the standard "non-audit fee" category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit/audit-related fees/tax compliance and preparation for purposes of determining whether non-audit fees are excessive.



Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.



Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account:



     o    The tenure of the audit firm;



     o    The length of rotation specified in the proposal;



     o    Any significant audit-related issues at the company;



     o    The number of Audit Committee meetings held each year;



     o    The number of financial experts serving on the committee; and



     o Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.



                                    o o o o o



CHANGE COMPANY NAME



Vote FOR proposals to change the corporate name.



                                   o o o o o



CHANGE DATE, TIME, OR LOCATION OF ANNUAL MEETING



Vote FOR management proposals to change the date, time, and/or location of the annual meeting unless the proposed change is unreasonable.



Vote AGAINST shareholder proposals to change the date, time, and/or location of the annual meeting unless the current scheduling or location is unreasonable.



                                    o o o o o



TRANSACT OTHER BUSINESS



Vote AGAINST proposals to approve other business when it appears as voting item.


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2. BOARD OF DIRECTORS:



VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS



Vote on director nominees should be determined on a CASE-BY-CASE basis.



Vote AGAINST or WITHHOLD/1/ from individual directors who:



     o Attend less than 75 percent of the board and committee meetings without a valid excuse, such as illness, service to the nation, work on behalf of the company, or funeral obligations. If the company provides meaningful public or private disclosure explaining the director's absences, evaluate the information on a CASE-BY-CASE basis taking into account the following factors:



          o    Degree to which absences were due to an unavoidable conflict;



          o    Pattern of absenteeism; and



          o Other extraordinary circumstances underlying the director's absence;



     o    Sit on more than six public company boards;



     o Are CEOs of public companies who sit on the boards of more than two public companies besides their own-- withhold only at their outside boards.



Vote AGAINST or WITHHOLD from all nominees of the board of directors, (except from new nominees, who should be considered on a CASE-BY-CASE basis) if:



     o The company's proxy indicates that not all directors attended 75% of the aggregate of their board and committee meetings, but fails to provide the required disclosure of the names of the directors involved. If this information cannot be obtained, vote against/withhold from all incumbent directors;



     o The company's poison pill has a dead-hand or modified dead-hand feature. Vote against/withhold every year until this feature is removed;



     o The board adopts or renews a poison pill without shareholder approval, does not commit to putting it to shareholder vote within 12 months of adoption (or in the case of an newly public company, does not commit to put the pill to a shareholder vote within 12 months following the
          IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold/against recommendation for this issue;



     o The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);



     o The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);



     o The board failed to act on takeover offers where the majority of the shareholders tendered their shares;



     o At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the underlying issue(s) that caused the high withhold/against vote;



----------
/1/ In general, companies with a plurality vote standard use "Withhold" as the valid contrary vote option in director elections; companies with a majority vote standard use "Against". However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.


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     o    The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election-any or all appropriate nominees (except new) may be held accountable;



     o The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company's four-digit GICS industry group (Russell 3000 companies only).



Vote AGAINST or WITHHOLD from Inside Directors and Affiliated Outside Directors (per the Classification of Directors below) when:



     o The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;



     o The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;



     o The company lacks a formal nominating committee, even if board attests that the independent directors fulfill the functions of such a committee;



     o    The full board is less than majority independent.



Vote AGAINST or WITHHOLD from the members of the Audit Committee if:



     o    The non-audit fees paid to the auditor are excessive;



     o The company receives an adverse opinion on the company's financial statements from its auditor; or



     o There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.



Vote CASE-by-CASE on members of the Audit Committee and/or the full board if poor accounting practices, which rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures, are identified.



Examine the severity, breadth, chronological sequence and duration, as well as the company's efforts at remediation or corrective actions in determining whether negative vote recommendations are warranted against the members of the Audit Committee who are responsible for the poor accounting practices, or the entire board.



Vote AGAINST or WITHHOLD from the members of the Compensation Committee if:



     o There is a negative correlation between the chief executive's pay and company performance (see discussion under Equity Compensation Plans);



     o The company reprices underwater options for stock, cash or other consideration without prior shareholder approval, even if allowed in their equity plan;



     o The company fails to submit one-time transfers of stock options to a shareholder vote;



     o The company fails to fulfill the terms of a burn rate commitment they made to shareholders;



     o    The company has backdated options (see "Options Backdating" policy);



The company has poor compensation practices (see "Poor Pay Practices" policy). Poor pay practices may warrant withholding votes from the CEO and potentially the entire board as well.



Vote AGAINST or WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.


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                                    o o o o o



RMG CLASSIFICATION OF DIRECTORS - 2009



INSIDE DIRECTOR (I)



     o    Employee of the company or one of its affiliates/1/;



     o Non-employee officer of the company if among the five most highly paid individuals (excluding interim CEO);



     o    Listed as a Section 16 officer/2/;



     o    Current interim CEO;



     o Beneficial owner of more than 50 percent of the company's voting power (this may be aggregated if voting power is distributed among more than one member of a defined group).



AFFILIATED OUTSIDE DIRECTOR (AO)



     o    Board attestation that an outside director is not independent;



     o    Former CEO of the company/3,4/;



     o    Former CEO of an acquired company within the past five years/4/;



     o Former interim CEO if the service was longer than 18 months. If the service was between twelve and eighteen months an assessment of the interim CEO's employment agreement will be made;5



     o Former executive/2/ of the company, an affiliate or an acquired firm within the past five years;



     o Executive/2/ of a former parent or predecessor firm at the time the company was sold or split off from the parent/predecessor within the past five years;



     o Executive/2/, former executive, general or limited partner of a joint venture or partnership with the company;



     o Relative/6/ of a current Section 16 officer of company or its affiliates;



     o Relative/6/ of a current employee of company or its affiliates where additional factors raise concern (which may include, but are not limited to, the following: a director related to numerous employees; the company or its affiliates employ relatives of numerous board members; or a non-Section 16 officer in a key strategic role);



     o Relative/6/ of former Section 16 officer, of company or its affiliate within the last five years;



     o Currently provides (or a relative/6/ provides) professional services/7/ to the company, to an affiliate of the company or an individual officer of the company or one of its affiliates in excess of $10,000 per year;



     o Employed by (or a relative/6/ is employed by) a significant customer or supplier/8/;



     o Has (or a relative/6/ has) any transactional relationship with the company or its affiliates excluding investments in the company through a private placement;/8/



     o Any material financial tie or other related party transactional relationship to the company;



     o Party to a voting agreement/9/ to vote in line with management on proposals being brought to


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          shareholder vote;



     o Has (or a relative/6/ has) an interlocking relationship as defined by the SEC involving members of the board of directors or its Compensation and Stock Option Committee;/10/



     o    Founder/11/ of the company but not currently an employee;



     o Is (or a relative/6/ is) a trustee, director or employee of a charitable or non-profit organization that receives grants or endowments8 from the company or its affiliates/1/.



INDEPENDENT OUTSIDE DIRECTOR (IO)



     o    No material/12/ connection to the company other than a board seat.



FOOTNOTES:



/1/ "Affiliate" includes a subsidiary, sibling company, or parent company. RMG uses 50 percent control ownership by the parent company as the standard for applying its affiliate designation.



/2/ "Executives" (officers subject to Section 16 of the Securities and Exchange Act of 1934) include the chief executive, operating, financial, legal, technology, and accounting officers of a company (including the president, treasurer, secretary, controller, or any vice president in charge of a principal business unit, division or policy function). A non-employee director serving as an officer due to statutory requirements (e.g. corporate secretary) will be classified as an Affiliated Outsider. If the company provides additional disclosure that the director is not receiving additional compensation for serving in that capacity, then the director will be classified as an Independent Outsider.



/3/ Includes any former CEO of the company prior to the company's initial public offering (IPO).



/4/ When there is a former CEO of a special purpose acquisition company (SPAC) serving on the board of an acquired company, RMG will generally classify such directors as independent unless determined otherwise taking into account the following factors: the applicable listing standards determination of such director's independence; any operating ties to the firm; and if there are any other conflicting relationships or related party transactions.



/5/ RMG will look at the terms of the interim CEO's employment contract to determine if it contains severance pay, long-term health and pension benefits or other such standard provisions typically contained in contracts of permanent, non-temporary CEOs. RMG will also consider if a formal search process was underway for a full-time CEO at the time.



/6/ "Relative" follows the SEC's new definition of "immediate family members" which covers spouses, parents, children, step-parents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.



/7/ Professional services can be characterized as advisory in nature and generally include the following: investment banking / financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.



/8/ If the company makes or receives annual payments exceeding the greater of $200,000 or 5 percent of the


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     recipient's gross revenues. (The recipient is the party receiving the financial proceeds from the transaction).



/9/ Dissident directors who are parties to a voting agreement pursuant to a settlement arrangement will generally be classified as independent unless determined otherwise, taking into account the following factors: the terms of the agreement; the duration of the standstill provision in the agreement; the limitations and requirements of actions that are agreed upon; if the dissident director nominee(s) is subject to the standstill; and if there any conflicting relationships or related party transactions.



/10/ Interlocks include: (a) executive officers serving as directors on each other's compensation or similar committees (or, in the absence of such a committee, on the board); or (b) executive officers sitting on each other's boards and at least one serves on the other's compensation or similar committees (or, in the absence of such a committee, on the board).



/11/ The operating involvement of the Founder with the company will be considered. Little to no operating involvement may cause RMG to deem the Founder as an independent outsider.



/12/ For purposes of RMG's director independence classification, "material" will be defined as a standard of relationship (financial, personal or otherwise) that a reasonable person might conclude could potentially influence one's objectivity in the boardroom in a manner that would have a meaningful impact on an individual's ability to satisfy requisite fiduciary standards on behalf of shareholders.



                                   o o o o o



AGE LIMITS



Vote AGAINST shareholder or management proposals to limit the tenure of outside directors through mandatory retirement ages.



                                   o o o o o



BOARD SIZE



Vote FOR proposals seeking to fix the board size or designate a range for the board size.



Vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.



                                   o o o o o



CLASSIFICATION/DECLASSIFICATION OF THE BOARD



Vote AGAINST proposals to classify the board.



Vote FOR proposals to repeal classified boards and to elect all directors annually.



                                   o o o o o



CUMULATIVE VOTING



Generally vote AGAINST proposals to eliminate cumulative voting.



Generally vote FOR proposals to restore or provide for cumulative voting unless:


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     o    The company has proxy access or a similar structure/2/ to allow shareholders to nominate directors to the company's ballot; and



     o The company has adopted a majority vote standard, with a carve-out for plurality voting in situations where there are more nominees than seats, and a director resignation policy to address failed elections.



Vote FOR proposals for cumulative voting at controlled companies (insider voting power > 50%).



                                    o o o o o



DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION



Vote CASE-BY-CASE on proposals on director and officer indemnification and liability protection using Delaware law as the standard.



Vote AGAINST proposals to eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care.



Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to liability for acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.



Vote AGAINST proposals that would expand the scope of indemnification to provide for mandatory indemnification of company officials in connection with acts that previously the company was permitted to provide indemnification for at the discretion of the company's board (i.e., "permissive indemnification") but that previously the company was not required to indemnify.



Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if both of the following apply:



     o If the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company; and



     o    If only the director's legal expenses would be covered.



                                    o o o o o



ESTABLISH/AMEND NOMINEE QUALIFICATIONS



Vote CASE-BY-CASE on proposals that establish or amend director qualifications. Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.



Vote AGAINST shareholder proposals requiring two candidates per board seat.



                                    o o o o o



ESTABLISHMENT OF BOARD COMMITTEES SHAREHOLDER PROPOSALS



Generally vote AGAINST shareholder proposals to establish a new standing board committee, as such proposals seek a specific oversight mechanism/structure that potentially limits a company's flexibility to determine an appropriate oversight mechanism for itself. However, the following factors will be considered:



----------
/2/ Similar structure" would be a structure that allows shareholders to nominate candidates who the company will include on the management ballot IN ADDITION TO management's nominees, and their bios are included in management's proxy.


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     o    Existing oversight mechanisms (including current committee structure)
          regarding the issue for which board oversight is sought;



     o Level of disclosure regarding the issue for which board oversight is sought;



     o Company performance related to the issue for which board oversight is sought;



     o Board committee structure compared to that of other companies in its industry sector; and/or



     o    The scope and structure of the proposal.



                                    o o o o o



ESTABLISHMENT OF BOARD POLICY ON SHAREHOLDER ENGAGEMENT



Generally vote FOR shareholders proposals requesting that the board establish an internal mechanism/process, which may include a committee, in order to improve communications between directors and shareholders, unless the company has the following features, as appropriate:



     o Established a communication structure that goes beyond the exchange requirements to facilitate the exchange of information between shareholders and members of the board;



     o Effectively disclosed information with respect to this structure to its shareholders;



     o Company has not ignored majority-supported shareholder proposals or a majority withhold vote on a director nominee; and



     o The company has an independent chairman or a lead director, according to RMG's definition. This individual must be made available for periodic consultation and direct communication with major shareholders.



                                    o o o o o



FILLING VACANCIES/REMOVAL OF DIRECTORS



Vote AGAINST proposals that provide that directors may be removed only for cause.



Vote FOR proposals to restore shareholders' ability to remove directors with or without cause.



Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.



Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.


                                    o o o o o


INDEPENDENT CHAIR (SEPARATE CHAIR/CEO)



Generally vote FOR shareholder proposals requiring that the chairman's position be filled by an independent director, unless the company satisfies all of the following criteria:



The company maintains the following counterbalancing governance structure:



     o Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) The duties should include, but are not limited to, the following:



          o presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors;



          o serves as liaison between the chairman and the independent directors;



          o    approves information sent to the board;


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          o    approves meeting agendas for the board;



          o approves meeting schedules to assure that there is sufficient time for discussion of all agenda items;



          o    has the authority to call meetings of the independent directors;



          o if requested by major shareholders, ensures that he is available for consultation and direct communication;



     o    Two-thirds independent board;



     o    All independent key committees;



     o    Established governance guidelines;



     o A company in the Russell 3000 universe must not have exhibited sustained poor total shareholder return (TSR) performance, defined as one- and three-year TSR in the bottom half of the company's four-digit GICS industry group (using Russell 3000 companies only), unless there has been a change in the Chairman/CEO position within that time. For companies not in the Russell 3000 universe, the company must not have underperformed both its peers and index on the basis of both one-year and three-year total shareholder returns, unless there has been a change in the Chairman/CEO position within that time;



     o The company does not have any problematic governance or management issues, examples of which include, but are not limited to:



          o    Egregious compensation practices;



          o Multiple related-party transactions or other issues putting director independence at risk;



          o    Corporate and/or management scandals;



          o    Excessive problematic corporate governance provisions; or



          o Flagrant actions by management or the board with potential or realized negative impacts on shareholders.



                                    o o o o o



MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES



Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by RMG's definition of independent outsider. (See Classification of Directors.)



Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.



                                    o o o o o



MAJORITY VOTE SHAREHOLDER PROPOSALS



Generally vote FOR precatory and binding resolutions requesting that the board change the company's bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats.



Companies are strongly encouraged to also adopt a post-election policy (also know as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.



                                    o o o o o


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OPEN ACCESS



Vote shareholder proposals asking for open or proxy access on a CASE-BY-CASE basis, taking into account:



     o    The ownership threshold proposed in the resolution;



     o The proponent's rationale for the proposal at the targeted company in terms of board and director conduct.



                                    o o o o o



PERFORMANCE/GOVERNANCE EVALUATION FOR DIRECTORS



     o Vote WITHHOLD/AGAINST on all director nominees if the board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company's four-digit GICS industry group (Russell 3000 companies only).



Evaluate board accountability and oversight at companies that demonstrate sustained poor performance. Problematic provisions include but are not limited to:



     o    a classified board structure;



     o    a supermajority vote requirement;



     o majority vote standard for director elections with no carve out for contested elections;



     o    the inability for shareholders to call special meetings;



     o    the inability for shareholders to act by written consent;



     o    a dual-class structure; and/or



     o    a non-shareholder approved poison pill.



If a company exhibits sustained poor performance coupled with a lack of board accountability and oversight, also take into consideration the company's five-year total shareholder return and five-year operational metrics in the evaluation.



                                    o o o o o



STOCK OWNERSHIP REQUIREMENTS



Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While stock ownership on the part of directors is desired, the company should determine the appropriate ownership requirement.



Vote CASE-BY-CASE on shareholder proposals asking that the company adopt a holding or retention period for its executives (for holding stock after the vesting or exercise of equity awards), taking into account any stock ownership requirements or holding period/retention ratio already in place and the actual ownership level of executives.



                                   o o o o o



TERM LIMITS



Vote AGAINST shareholder or management proposals to limit the tenure of outside directors through term limits. However, scrutinize boards where the average tenure of all directors exceeds 15 years for independence from management and for sufficient turnover to ensure that new perspectives are being added to the board.



                                    o o o o o


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VOTE NO CAMPAIGNS



In cases where companies are targeted in connection with public "vote no" campaigns, evaluate director nominees under the existing governance policies for voting on director nominees in uncontested elections. In issuing vote recommendations, consider arguments submitted by shareholders and other publicly-available information.



                                    o o o o o


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3. PROXY CONTESTS



VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS



Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:



     o Long-term financial performance of the target company relative to its industry;



     o    Management's track record;



     o    Background to the proxy contest;



     o    Qualifications of director nominees (both slates);



     o Strategic plan of dissident slate and quality of critique against management;



     o Likelihood that the proposed goals and objectives can be achieved (both slates);



     o    Stock ownership positions.



                                    o o o o o



REIMBURSING PROXY SOLICITATION EXPENSES



Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.



Generally vote FOR shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:



     o The election of fewer than 50% of the directors to be elected is contested in the election;



     o    One or more of the dissident's candidates is elected;



     o    Shareholders are not permitted to cumulate their votes for directors;
          and



     o The election occurred, and the expenses were incurred, after the adoption of this bylaw.



                                    o o o o o



CONFIDENTIAL VOTING



Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators, and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.



Vote FOR management proposals to adopt confidential voting.



                                   o o o o o


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4. ANTITAKEOVER DEFENSES AND VOTING RELATED ISSUES



ADVANCE NOTICE REQUIREMENTS FOR SHAREHOLDER PROPOSALS/NOMINATIONS



Vote CASE-BY-CASE basis on advance notice proposals, giving support to those proposals which allow shareholders to submit proposals/nominations as close to the meeting date as reasonably possible and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory and shareholder review.



To be reasonable, the company's deadline for shareholder notice of a proposal/ nominations must not be more than 60 days prior to the meeting, with a submittal window of at least 30 days prior to the deadline. The submittal window is the period under which a shareholder must file his proposal/nominations prior to the deadline.



In general, support additional efforts by companies to ensure full disclosure in regard to a proponent's economic and voting position in the company so long as the informational requirements are reasonable and aimed at providing shareholders with the necessary information to review such proposal.



                                    o o o o o



AMEND BYLAWS WITHOUT SHAREHOLDER CONSENT



Vote AGAINST proposals giving the board exclusive authority to amend the bylaws.



Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.



                                    o o o o o



POISON PILLS



Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:



     o    Shareholders have approved the adoption of the plan; or



     o The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e., the "fiduciary out" provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.



Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within 12 months would be considered sufficient.



Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:



     o    No lower than a 20% trigger, flip-in or flip-over;



     o    A term of no more than three years;


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     o    No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;



     o Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.



In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company's existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.



For management proposals to adopt a poison pill for the stated purpose of preserving a company's net operating losses ("NOL pills"), the following factors should be considered:



     o    the trigger (NOL pills generally have a trigger slightly below 5%);



     o    the value of the NOLs;



     o    the term;



     o shareholder protection mechanisms (sunset provision, causing expiration of the pill upon exhaustion or expiration of NOLs); and



     o    other factors that may be applicable.



In addition, vote WITHHOLD/AGAINST the entire board of directors, (except new nominees, who should be considered on a CASE-by-CASE basis) if the board adopts or renews a poison pill without shareholder approval, does not commit to putting it to a shareholder vote within 12 months of adoption (or in the case of a newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold recommendation for this issue.



                                    o o o o o



SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT



Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.



Vote FOR proposals to allow or make easier shareholder action by written consent.



                                    o o o o o



SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS



Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.



Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.



                                   o o o o o



SUPERMAJORITY VOTE REQUIREMENTS



Vote AGAINST proposals to require a supermajority shareholder vote.



Vote FOR proposals to lower supermajority vote requirements.


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5. MERGERS AND CORPORATE RESTRUCTURINGS



OVERALL APPROACH



For mergers and acquisitions, review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:



     o Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.



     o Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.



     o Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.



     o Negotiations and process - Were the terms of the transaction negotiated at arm's-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation "wins" can also signify the deal makers' competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.



     o Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the "RMG Transaction Summary" section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.



     o Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.



                                    o o o o o



APPRAISAL RIGHTS



Vote FOR proposals to restore, or provide shareholders with rights of appraisal.



                                    o o o o o



ASSET PURCHASES



Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:



     o    Purchase price;



     o    Fairness opinion;



     o    Financial and strategic benefits;



     o    How the deal was negotiated;



     o    Conflicts of interest;



     o    Other alternatives for the business;


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     o    Non-completion risk.



                                    o o o o o



ASSET SALES



Vote CASE-BY-CASE on asset sales, considering the following factors:



o        Impact on the balance sheet/working capital;



o        Potential elimination of diseconomies;



o        Anticipated financial and operating benefits;



o        Anticipated use of funds;



o        Value received for the asset;



o        Fairness opinion;



o        How the deal was negotiated;



o        Conflicts of interest.



                                   o o o o o



BUNDLED PROPOSALS



Vote CASE-BY-CASE on bundled or "conditional" proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, vote AGAINST the proposals. If the combined effect is positive, support such proposals.



                                   o o o o o



CONVERSION OF SECURITIES



Vote CASE-BY-CASE on proposals regarding conversion of securities. When evaluating these proposals the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.



Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.



                                   o o o o o



CORPORATE REORGANIZATION/DEBT RESTRUCTURING/PREPACKAGED BANKRUPTCY PLANS/REVERSE LEVERAGED BUYOUTS/WRAP PLANS



Vote CASE-BY-CASE on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan, taking into consideration the following:



     o    Dilution to existing shareholders' position;



     o    Terms of the offer;



     o    Financial issues;



     o    Management's efforts to pursue other alternatives;



     o    Control issues;



     o    Conflicts of interest.


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Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.



                                   o o o o o



FORMATION OF HOLDING COMPANY



Vote CASE-BY-CASE on proposals regarding the formation of a holding company, taking into consideration the following:



     o    The reasons for the change;



     o    Any financial or tax benefits;



     o    Regulatory benefits;



     o    Increases in capital structure;



     o    Changes to the articles of incorporation or bylaws of the company.



Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:



     o Increases in common or preferred stock in excess of the allowable maximum (see discussion under "Capital Structure");



     o    Adverse changes in shareholder rights.



                                   o o o o o



GOING PRIVATE AND GOING DARK TRANSACTIONS (LBOS AND MINORITY SQUEEZE-OUTS)



Vote CASE-BY-CASE on going private transactions, taking into account the following:



     o    Offer price/premium;



     o    Fairness opinion;



     o    How the deal was negotiated;



     o    Conflicts of interest;



     o    Other alternatives/offers considered; and



     o    Non-completion risk.



Vote CASE-BY-CASE on "going dark" transactions, determining whether the transaction enhances shareholder value by taking into consideration:



     o Whether the company has attained benefits from being publicly-traded (examination of trading volume, liquidity, and market research of the stock);



     o Balanced interests of continuing vs. cashed-out shareholders, taking into account the following:



          o    Are all shareholders able to participate in the transaction?



          o Will there be a liquid market for remaining shareholders following the transaction?



          o    Does the company have strong corporate governance?



          o Will insiders reap the gains of control following the proposed transaction?



          o Does the state of incorporation have laws requiring continued reporting that may benefit shareholders?



                                    o o o o o


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JOINT VENTURES



Vote CASE-BY-CASE on proposals to form joint ventures, taking into account the following:



     o    Percentage of assets/business contributed;



     o    Percentage ownership;



     o    Financial and strategic benefits;



     o    Governance structure;



     o    Conflicts of interest;



     o    Other alternatives;



     o    Noncompletion risk.



                                   o o o o o



LIQUIDATIONS



Vote CASE-BY-CASE on liquidations, taking into account the following:



     o    Management's efforts to pursue other alternatives;



     o    Appraisal value of assets; and



     o    The compensation plan for executives managing the liquidation.



Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.



                                   o o o o o



MERGERS AND ACQUISITIONS/ ISSUANCE OF SHARES TO FACILITATE MERGER OR ACQUISITION



Vote CASE-BY-CASE on mergers and acquisitions, determining whether the transaction enhances shareholder value by giving consideration to items listed under "Mergers and Corporate Restructurings: Overall Approach."



                                   o o o o o



PRIVATE PLACEMENTS/WARRANTS/CONVERTIBLE DEBENTURES



Vote CASE-BY-CASE on proposals regarding private placements taking into consideration:



     1.   Dilution to existing shareholders' position.



          o The amount and timing of shareholder ownership dilution should be weighed against the needs and proposed shareholder benefits of the capital infusion.



     2. Terms of the offer - discount/premium in purchase price to investor, including any fairness opinion; conversion features; termination penalties; exit strategy.



          o The terms of the offer should be weighed against the alternatives of the company and in light of company's financial issues.



          o When evaluating the magnitude of a private placement discount or premium, RiskMetrics will consider whether it is affected by liquidity, due diligence, control and monitoring issues, capital scarcity, information asymmetry and anticipation of future performance.



     3. Financial issues include but are not limited to examining the following:



          o    company's financial situation;



          o    degree of need for capital;



          o    use of proceeds;


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          o    effect of the financing on the company's cost of capital;



          o    current and proposed cash burn rate; and



          o going concern viability and the state of the capital and credit markets.



     4. Management's efforts to pursue alternatives and whether the company engaged in a process to evaluate alternatives. A fair, unconstrained process helps to ensure the best price for shareholders. Financing alternatives can include joint ventures, partnership, merger or sale of part or all of the company.



     5.   Control issues:



          o    change in management;



          o    change in control,



          o    guaranteed board and committee seats;



          o    standstill provisions;



          o    voting agreements;



          o    veto power over certain corporate actions.



Minority versus majority ownership and corresponding minority discount or majority control premium



     6.   Conflicts of interest



          o Conflicts of interest should be viewed from the perspective of the company and the investor.



          o Were the terms of the transaction negotiated at arm's-length? Are managerial incentives aligned with shareholder interests?



     7.   Market reaction



          o The market's response to the proposed deal. A negative market reaction is a cause for concern. Market reaction may be addressed by analyzing the one day impact on the unaffected stock price.



Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.



                                   o o o o o



SPECIAL PURPOSE ACQUISITION CORPORATIONS (SPACS)



Vote on a CASE-BY-CASE basis on SPAC mergers and acquisitions taking into account the following:



     o Valuation - Is the value being paid by the SPAC reasonable? SPACs generally lack an independent fairness opinion and the financials on the target may be limited. Compare the conversion price with the intrinsic value of the target company provided in the fairness opinion. Also, evaluate the proportionate value of the combined entity attributable to the SPAC IPO shareholders versus the pre-merger value of SPAC. Additionally, a private company discount may be applied to the target, if it is a private entity.



     o Market reaction - How has the market responded to the proposed deal? A negative market reaction may be a cause for concern. Market reaction may be addressed by analyzing the one-day impact on the unaffected stock price.



     o Deal timing - A main driver for most transactions is that the SPAC charter typically requires the deal to be complete within 18 to 24 months, or the SPAC is to be liquidated. Evaluate the valuation, market reaction, and potential conflicts of interest for deals that are announced close to the liquidation date.



     o Negotiations and process - What was the process undertaken to identify potential target companies within specified industry or location specified in charter? Consider the background of the sponsors.


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     o    Conflicts of interest - How are sponsors benefiting from the transaction compared to IPO shareholders? Potential conflicts could arise if a fairness opinion is issued by the insiders to qualify the deal rather than a third party or if management is encouraged to pay a higher price for the target because of an 80% rule (the charter requires that the fair market value of the target is at least equal to 80% of net assets of the SPAC). Also, there may be sense of urgency by the management team of the SPAC to close the deal since its charter typically requires a transaction to be completed within the 18-24 month timeframe.



     o Voting agreements - Are the sponsors entering into enter into any voting agreements/ tender offers with shareholders who are likely to vote AGAINST the proposed merger or exercise conversion rights?



     o Governance - What is the impact of having the SPAC CEO or founder on key committees following the proposed merger?



                                   o o o o o



SPINOFFS



Vote CASE-BY-CASE on spin-offs, considering:



     o    Tax and regulatory advantages;



     o    Planned use of the sale proceeds;



     o    Valuation of spinoff;



     o    Fairness opinion;



     o    Benefits to the parent company;



     o    Conflicts of interest;



     o    Managerial incentives;



     o    Corporate governance changes;



     o    Changes in the capital structure.



                                   o o o o o



VALUE MAXIMIZATION SHAREHOLDER PROPOSALS



Vote CASE-BY-CASE on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors:



     o    Prolonged poor performance with no turnaround in sight;



     o    Signs of entrenched board and management;



     o    Strategic plan in place for improving value;



     o    Likelihood of receiving reasonable value in a sale or dissolution; and



     o Whether company is actively exploring its strategic options, including retaining a financial advisor.



                                    o o o o o


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6. STATE OF INCORPORATION



CONTROL SHARE ACQUISITION PROVISIONS



Control share acquisition statutes function by denying shares their voting rights when they contribute to ownership in excess of certain thresholds. Voting rights for those shares exceeding ownership limits may only be restored by approval of either a majority or supermajority of disinterested shares. Thus, control share acquisition statutes effectively require a hostile bidder to put its offer to a shareholder vote or risk voting disenfranchisement if the bidder continues buying up a large block of shares.



Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.



Vote AGAINST proposals to amend the charter to include control share acquisition provisions.



Vote FOR proposals to restore voting rights to the control shares.



                                   o o o o o



CONTROL SHARE CASH-OUT PROVISIONS



Control share cash-out statutes give dissident shareholders the right to "cash-out" of their position in a company at the expense of the shareholder who has taken a control position. In other words, when an investor crosses a preset threshold level, remaining shareholders are given the right to sell their shares to the acquirer, who must buy them at the highest acquiring price.



Vote FOR proposals to opt out of control share cash-out statutes.



                                   o o o o o



DISGORGEMENT PROVISIONS



Disgorgement provisions require an acquirer or potential acquirer of more than a certain percentage of a company's stock to disgorge, or pay back, to the company any profits realized from the sale of that company's stock purchased 24 months before achieving control status. All sales of company stock by the acquirer occurring within a certain period of time (between 18 months and 24 months) prior to the investor's gaining control status are subject to these recapture-of-profits provisions.



Vote FOR proposals to opt out of state disgorgement provisions.



                                   o o o o o



FAIR PRICE PROVISIONS



Vote CASE-BY-CASE on proposals to adopt fair price provisions (provisions that stipulate that an acquirer must pay the same price to acquire all shares as it paid to acquire the control shares), evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.



Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.



                                   o o o o o


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FREEZE-OUT PROVISIONS



Vote FOR proposals to opt out of state freeze-out provisions. Freeze-out provisions force an investor who surpasses a certain ownership threshold in a company to wait a specified period of time before gaining control of the company.



                                   o o o o o



GREENMAIL



Greenmail payments are targeted share repurchases by management of company stock from individuals or groups seeking control of the company. Since only the hostile party receives payment, usually at a substantial premium over the market value of its shares, the practice discriminates against all other shareholders.



Vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.



Vote CASE-BY-CASE on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.



                                   o o o o o



REINCORPORATION PROPOSALS



Management or shareholder proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns including the following:



     o    Reasons for reincorporation;



     o Comparison of company's governance practices and provisions prior to and following the reincorporation; and



     o    Comparison of corporation laws of original state and destination state



Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.



                                   o o o o o



STAKEHOLDER PROVISIONS



Vote AGAINST proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.



                                   o o o o o



STATE ANTITAKEOVER STATUTES



Vote CASE-BY-CASE on proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze-out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).


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7. CAPITAL STRUCTURE



ADJUSTMENTS TO PAR VALUE OF COMMON STOCK



Vote FOR management proposals to reduce the par value of common stock.



                                   o o o o o



COMMON STOCK AUTHORIZATION



Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors which include, at a minimum, the following:



     o    Specific reasons/ rationale for the proposed increase;



     o The dilutive impact of the request as determined through an allowable cap generated by RiskMetrics' quantitative model;



     o    The board's governance structure and practices; and



     o    Risks to shareholders of not approving the request.



Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.



                                   o o o o o



DUAL-CLASS STOCK



Vote AGAINST proposals to create a new class of common stock with superior voting rights.



Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.



Vote FOR proposals to create a new class of nonvoting or sub-voting common stock if:



     o It is intended for financing purposes with minimal or no dilution to current shareholders;



     o It is not designed to preserve the voting power of an insider or significant shareholder.



                                   o o o o o



ISSUE STOCK FOR USE WITH RIGHTS PLAN



Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder approved shareholder rights plan (poison pill).



                                   o o o o o



PREEMPTIVE RIGHTS



Vote CASE-BY-CASE on shareholder proposals that seek preemptive rights, taking into consideration: the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.



                                   o o o o o


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PREFERRED STOCK



Vote CASE-BY-CASE on proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors which include, at a minimum, the following:



     o    Specific reasons/ rationale for the proposed increase;



     o The dilutive impact of the request as determined through an allowable cap generated by RiskMetrics' quantitative model;



     o    The board's governance structure and practices; and



     o    Risks to shareholders of not approving the request.



Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).



Vote FOR proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense).



Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.



Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.



                                   o o o o o



RECAPITALIZATION



Vote CASE-BY-CASE on recapitalizations (reclassifications of securities), taking into account the following:



     o    More simplified capital structure;



     o    Enhanced liquidity;



     o    Fairness of conversion terms;



     o    Impact on voting power and dividends;



     o    Reasons for the reclassification;



     o    Conflicts of interest; and



     o    Other alternatives considered.



                                   o o o o o



REVERSE STOCK SPLITS



Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.



Vote FOR management proposals to implement a reverse stock split to avoid delisting.



Vote CASE-BY-CASE on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue based on the allowable increased calculated using the Capital Structure model.



                                   o o o o o


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SHARE REPURCHASE PROGRAMS



Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.



                                    o o o o o



STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS



Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by RMG.



                                   o o o o o



TRACKING STOCK



Vote CASE-BY-CASE on the creation of tracking stock, weighing the strategic value of the transaction against such factors as:



     o    Adverse governance changes;



     o    Excessive increases in authorized capital stock;



     o    Unfair method of distribution;



     o    Diminution of voting rights;



     o    Adverse conversion features;



     o    Negative impact on stock option plans; and



     o    Alternatives such as spin-off.



                                   o o o o o


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8. EXECUTIVE AND DIRECTOR COMPENSATION



EQUITY COMPENSATION PLANS



Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:



     o    The total cost of the company's equity plans is unreasonable;



     o The plan expressly permits the repricing of stock options/stock appreciate rights (SARs) without prior shareholder approval;



     o The CEO is a participant in the proposed equity-based compensation plan and there is a disconnect between CEO pay and the company's performance where over 50 percent of the year-over-year increase is attributed to equity awards;



     o The company's three year burn rate exceeds the greater of 2% and the mean plus one standard deviation of its industry group;



     o The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur (e.g., upon shareholder approval of a transaction or the announcement of a tender offer); or



     o    The plan is a vehicle for poor pay practices.



Each of these factors is described below:



COST OF EQUITY PLANS



Generally, vote AGAINST equity plans if the cost is unreasonable. For non-employee director plans, vote FOR the plan if certain factors are met (see Director Compensation section).



The cost of the equity plans is expressed as Shareholder Value Transfer (SVT), which is measured using a binomial option pricing model that assesses the amount of shareholders' equity flowing out of the company to employees and directors. SVT is expressed as both a dollar amount and as a percentage of market value, and includes the new shares proposed, shares available under existing plans, and shares granted but unexercised. All award types are valued. For omnibus plans, unless limitations are placed on the most expensive types of awards (for example, full value awards), the assumption is made that all awards to be granted will be the most expensive types. See discussion of specific types of awards.



The Shareholder Value Transfer is reasonable if it falls below the company-specific allowable cap. The allowable cap is determined as follows: The top quartile performers in each industry group (using the Global Industry Classification Standard GICS) are identified. Benchmark SVT levels for each industry are established based on these top performers' historic SVT. Regression analyses are run on each industry group to identify the variables most strongly correlated to SVT. The benchmark industry SVT level is then adjusted upwards or downwards for the specific company by plugging the company-specific performance measures, size and cash compensation into the industry cap equations to arrive at the company's allowable cap.



For the Dec. 1, 2008, March 1, June 1 and Sept. 1, 2009 quarterly data downloads, RMG will use 400-day volatility for the shareholder value calculation. RMG intends to revert to the 200-day volatility for the Dec. 1, 2009 and subsequent quarterly data downloads. Also, for those specified time periods, RMG will use the 90-day average stock price at the quarterly data download, and intends to revert to the 200-day average stock price for the Dec 1, 2009 and subsequent quarterly data downloads.



                                   o o o o o


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REPRICING PROVISIONS



Vote AGAINST plans that expressly permit the repricing or exchange of underwater stock options without prior shareholder approval, even if the cost of the plan is reasonable. Also, vote AGAINST OR WITHHOLD from members of the Compensation Committee who approved and/or implemented a repricing or an option exchange program, by buying out underwater options for stock, cash or other consideration or canceling underwater options and regranting options with a lower exercise price, without prior shareholder approval, even if such repricings are allowed in their equity plan.



Vote AGAINST plans if the company has a history of repricing options without shareholder approval, and the applicable listing standards would not preclude them from doing so.



                                   o o o o o



PAY-FOR-PERFORMANCE DISCONNECT



Generally, vote AGAINST plans and/or WITHHOLD votes from the Compensation Committee members if:



     o There is a pay for performance disconnect between the CEO's pay and company's stock performance;



     o    The main source of the pay increase (over half) is equity-based; and



     o    The CEO is a participant of the equity proposal.



A pay for performance disconnect is defined as an increase in CEO's total compensation and the company's one-year and three-year total shareholder returns are in the bottom half of its industry group (i.e., four-digit GICS - Global Industry Classification Group). CEO total compensation is defined as the sum of base salary, bonus, non-equity incentives, grant date full value of stock awards and options, target value of performance shares/units, change in pension value and nonqualified deferred compensation earnings, and all other compensation.



The pay for performance policy first identifies companies that are in the bottom half of each four-digit GICS coupled with an increase in total direct compensation for the CEO. Examine the Compensation Discussion & Analysis ("CD&A") to understand the source of increase. Is the increase attributed to performance-based compensation such as performance-based stock awards with pre-established performance measures or time-based restricted stock? The CD&A should provide enlightening and meaningful disclosure with respect to the committee decisions on executive pay and the underlying rationale for increases in pay despite poor stock performance. Newly appointed CEOs that have not been with the company for the past two complete fiscal years are exempted from the policy. Please note that this is a case-by-case analysis that requires detailed examination of the company's CD&A.



To potentially mitigate the withhold vote recommendations, consider whether a company evidenced a commitment to pay for performance principles by (1) stating that the compensation committee has reviewed all components of CEO compensation,
(2) providing a tally sheet under various termination scenarios, (3) disclosing performance measures and goals for all performance-based compensation, (4) committing to grant at least 50 percent of equity awards where the grant or vesting is tied to pre-established performance conditions, and (6) committing that the compensation committee has the sole authority to hire or fire compensation consultants. To provide complete transparency to shareholders, the commitment must be publicly disclosed.



On a CASE-BY-CASE basis, vote for equity plans and FOR compensation committee members with a pay-for-performance disconnect if compensation committee members can present strong and compelling evidence of improved committee performance. This evidence must go beyond the usual compensation committee report disclosure. This additional evidence necessary includes all of the following:


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     o    The compensation committee has reviewed all components of the CEO's compensation, including the following:



          o    Base salary, bonus, long-term incentives;



          o Accumulative realized and unrealized stock option and restricted stock gains;



          o Dollar value of perquisites and other personal benefits to the CEO and the total cost to the company;



          o Earnings and accumulated payment obligations under the company's nonqualified deferred compensation program;



          o Actual projected payment obligations under the company's supplemental executive retirement plan (SERPs).



     o A tally sheet with all the above components should be disclosed for the following termination scenarios:



          o    Payment if termination occurs within 12 months: $_____;



          o    Payment if "not for cause" termination occurs within 12 months:
               $_____;



          o Payment if "change of control" termination occurs within 12 months: $_____.



     o The compensation committee is committed to providing additional information on the named executives' annual cash bonus program and/or long-term incentive cash plan for the current fiscal year. The compensation committee will provide full disclosure of the qualitative and quantitative performance criteria and hurdle rates used to determine the payouts of the cash program. From this disclosure, shareholders will know the minimum level of performance required for any cash bonus to be delivered, as well as the maximum cash bonus payable for superior performance.



The repetition of the compensation committee report does not meet RMG's requirement of compelling and strong evidence of improved disclosure. The level of transparency and disclosure is at the highest level where shareholders can understand the mechanics of the annual cash bonus and/or long-term incentive cash plan based on the additional disclosure.



     o The compensation committee is committed to granting a substantial portion of performance-based equity awards to the named executive officers. A substantial portion of performance-based awards would be at least 50 percent of the shares awarded to each of the named executive officers. Performance-based equity awards are earned or paid out based on the achievement of company performance targets. The company will disclose the details of the performance criteria (e.g., return on equity) and the hurdle rates (e.g., 15 percent) associated with the performance targets. From this disclosure, shareholders will know the minimum level of performance required for any equity grants to be made. The performance-based equity awards do not refer to non-qualified stock options/3/ or performance-accelerated grants./4/ Instead, performance-based equity awards are performance- contingent grants where the individual will not receive the equity grant by not meeting the target performance and vice versa.



----------
/3/ Non-qualified stock options are not performance-based awards unless the grant or the vesting of the stock options is tied to the achievement of a pre-determined and disclosed performance measure. A rising stock market will generally increase share prices of all companies, despite of the company's underlying performance.



/4/ Performance-accelerated grants are awards that vest earlier based on the achievement of a specified measure. However, these grants will ultimately vest over time even without the attainment of the goal(s).


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The level of transparency and disclosure is at the highest level where shareholders can understand the mechanics of the performance-based equity awards based on the additional disclosure.



     o The compensation committee has the sole authority to hire and fire outside compensationconsultants. The role of the outside compensation consultant is to assist the compensation committee to analyze executive pay packages or contracts and understand the company's financial measures.



                                   o o o o o



THREE-YEAR BURN RATE/BURN RATE COMMITMENT



Generally vote AGAINST plans if the company's most recent three-year burn rate exceeds one standard deviation in excess of the industry mean (per the following Burn Rate Table) and is over 2 percent of common shares outstanding. The three-year burn rate policy does not apply to non-employee director plans unless outside directors receive a significant portion of shares each year.



The annual burn rate is calculated as follows:



Annual Burn rate = (# of options granted + # of full value shares awarded * Multiplier) / Weighted Average common shares outstanding)



However, vote FOR equity plans if the company fails this burn rate test but the company commits in a public filing to a three-year average burn rate equal to its GICS group burn rate mean plus one standard deviation (or 2%, whichever is greater), assuming all other conditions for voting FOR the plan have been met.



If a company fails to fulfill its burn rate commitment, vote AGAINST or WITHHOLD from the compensation committee.



For the Dec. 1, 2008, March 1, June 1 and Sept. 1, 2009 quarterly data downloads, RMG will use 400-day volatility for the shareholder value transfer and burn rate polices. RMG intends to revert to the 200-day volatility for the Dec. 1, 2009 and subsequent quarterly data downloads.


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BURN RATE TABLE FOR 2009



                                 RUSSELL 3000                                            NON-RUSSELL 3000
-------------------------------------------------------------------------------   ------------------------------
                                                          STANDARD                         STANDARD
   GICS        DESCRIPTION                       MEAN    DEVIATION   MEAN+STDEV   MEAN    DEVIATION   MEAN+STDEV
----------    -------------------------------    ----    ---------   ----------   ----    ---------   ----------
   1010       Energy                             1.75%      1.35%       3.09%     2.41%      2.75%       5.15%
   1510       Materials                          1.22%      0.91%       2.14%     2.17%      1.63%       3.80%
   2010       Capital Goods                      1.69%      1.83%       3.52%     2.71%      2.44%       5.15%
   2020       Commercial Services & Supplies     2.21%      1.79%       4.01%     2.50%      2.19%       4.69%
   2030       Transportation                     1.82%      1.36%       3.18%     1.86%      1.59%       3.45%
   2510       Automobiles & Components           1.86%      1.19%       3.05%     1.86%      1.19%       3.05%
   2520       Consumer Durables & Apparel        2.06       1.38%       3.44%     2.33%      2.46%       4.79%
   2530       Consumer Services                  2.11%      1.21%       3.32%     2.75%      2.39%       5.14%
   2540       Media                              1.87%      1.38%       3.25%     3.16%      2.98%       6.13%
   2550       Retailing                          1.84%      1.27%       3.12%     2.79%      1.83%       4.62%
  3010,
3020, 3030    Consumer Staples                   1.77%      1.35%       3.12%     2.39%      2.06%       4.45%
   3510       Health Care Equipment &
              Services                           2.72%      1.67%       4.39%     3.63%      3.01%       6.64%
   3520       Pharmaceuticals &
              Biotechnology                      3.40%      2.36%       5.76%     4.98%      4.49%       9.46%
   4010       Banks                              1.20%      0.97%       2.18%     1.40%      1.50%       2.89%
   4020       Diversified Financials             2.94%      2.62%       5.56%     5.12%      5.93%       11.05%
   4030       Insurance                          1.23%      0.98%       2.22%     2.49%      2.22%       4.71%
   4040       Real Estate                        1.07%      0.99%       2.05%     1.33%      1.52%       2.85%
   4510       Software & Services                4.05%      2.72%       6.76%     5.57%      4.56%       10.12%
   4520       Technology Hardware &
              Equipment                          3.24%      2.29%       5.52%     3.54%      2.76%       6.30%
   4530       Semiconductors & Semiconductor
              Equipment                          3.69%      2.02%       5.72%     4.95%      2.84%       7.79%
   5010       Telecommunication Services         2.16%      1.57%       3.74%     2.92%      3.00%       5.92%
   5510       Utilities                          0.81%      0.83%       1.64%     0.87%      1.00%       1.86%



For companies that grant both full value awards and stock options to their participants, apply a premium on full value awards for the past three fiscal years. The guideline for applying the premium is as follows:



STOCK PRICE VOLATILITY                MULTIPLIER
-----------------------------------   ---------------------------------------------------
54.6% and higher                      1 full-value award will count as 1.5 option shares
36.1% or higher and less than  54.6%  1 full-value award will count as 2.0 option shares
24.9% or higher and less than  36.1%  1 full-value award will count as 2.5 option shares
16.5% or higher and less than  24.9%  1 full-value award will count as 3.0 option shares
7.9% or higher and less than 16.5%    1 full-value award will count as 3.5 option shares
Less than 7.9%                        1 full-value award will count as 4.0 option shares


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                                    o o o o o



LIBERAL DEFINITION OF CHANGE-IN-CONTROL



Generally vote AGAINST equity plans if the plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur. Examples of such a definition could include, but are not limited to, announcement or commencement of a tender offer, provisions for acceleration upon a "potential" takeover, shareholder approval of a merger or other transactions, or similar language.



                                    o o o o o



POOR PAY PRACTICES



Vote AGAINST or WITHHOLD from compensation committee members, CEO, and potentially the entire board, if the company has poor compensation practices. Vote AGAINST equity plans if the plan is a vehicle for poor compensation practices.



The following practices, while not exhaustive, are examples of poor compensation practices that may warrant withhold vote recommendations:



     o    Egregious employment contracts:



          o Contracts containing multi-year guarantees for salary increases, bonuses and equity compensation;



     o    Excessive perks/tax reimbursements:



          o Overly generous perquisites, which may include, but are not limited to the following: personal use of corporate aircraft, personal security systems maintenance and/or installation, car allowances;



          o Reimbursement of income taxes on executive perquisites or other payments;



          o Perquisites for former executives, such as car allowances, personal use of corporate aircraft or other inappropriate arrangements;



     o Abnormally large bonus payouts without justifiable performance linkage or proper disclosure:



          o Performance metrics that are changed, canceled or replaced during the performance period without adequate explanation of the action and the link to performance;



     o Egregious pension/SERP (supplemental executive retirement plan) payouts:



          o Inclusion of additional years of service not worked that result in significant payouts;



          o Inclusion of performance-based equity awards in the pension calculation;



     o    New CEO with overly generous new hire package:



          o    Excessive "make whole" provisions;



          o    Any of the poor pay practices listed in this policy;



     o    Excessive severance and/or change in control provisions:



          o Inclusion of excessive change in control or severance payments, especially those with a multiple in excess of 3X cash pay;


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          o    Payments upon an executive's termination in connection with performance failure;



          o Change in control payouts without loss of job or substantial diminution of job duties (single- triggered);



          o New or materially amended employment or severance agreements that provide for modified single triggers, under which an executive may voluntarily leave for any reason and still receive the change-in-control severance package;



          o Liberal change in control definition in individual contracts or equity plans which could result in payments to executives without an actual change in control occurring;



          o New or materially amended employment or severance agreements that provide for an excise tax gross-up. Modified gross-ups would be treated in the same manner as full gross-ups;



          o Perquisites for former executives such as car allowances, personal use of corporate aircraft or other inappropriate arrangements;



     o Dividends or dividend equivalents paid on unvested performance shares or units;



     o    Poor disclosure practices:



          o Unclear explanation of how the CEO is involved in the pay setting process;



          o    Retrospective performance targets and methodology not discussed;



          o Methodology for benchmarking practices and/or peer group not disclosed and explained;



     o    Internal Pay Disparity:



          o Excessive differential between CEO total pay and that of next highest paid named executive officer (NEO);



     o    Options backdating (covered in a separate policy);



     o Other excessive compensation payouts or poor pay practices at the company.



                                    o o o o o



SPECIFIC TREATMENT OF CERTAIN AWARD TYPES IN EQUITY PLAN EVALUATIONS:



DIVIDEND EQUIVALENT RIGHTS



Options that have Dividend Equivalent Rights (DERs) associated with them will have a higher calculated award value than those without DERs under the binomial model, based on the value of these dividend streams. The higher value will be applied to new shares, shares available under existing plans, and shares awarded but not exercised per the plan specifications. DERS transfer more shareholder equity to employees and non-employee directors and this cost should be captured.



                                    o o o o o



LIBERAL SHARE RECYCLING PROVISIONS



Under net share counting provisions, shares tendered by an option holder to pay for the exercise of an option, shares withheld for taxes or shares repurchased by the company on the open market can be recycled back into the equity plan for awarding again. All awards with such provisions should be valued as full-value awards. Stock-settled stock appreciation rights (SSARs) will also be considered as full-value awards if a company counts only the net shares issued to employees towards their plan reserve.


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                                    o o o o o



OPERATING PARTNERSHIP (OP) UNITS IN EQUITY PLAN ANALYSIS OF REAL ESTATE INVESTMENT TRUSTS (REITS)



For Real Estate Investment Trusts (REITS), include the common shares issuable upon conversion of outstanding Operating Partnership (OP) units in the share count for the purposes of determining: (1) market capitalization in the Shareholder Value Transfer (SVT) analysis and (2) shares outstanding in the burn rate analysis.



                                    o o o o o



OPTION OVERHANG COST



Companies with sustained positive stock performance and high overhang cost attributable to in-the-money options outstanding in excess of six years may warrant a carve-out of these options from the overhang as long as the dilution attributable to the new share request is reasonable and the company exhibits sound compensation practices. Consider, on a CASE-BY-CASE basis, a carve-out of a portion of cost attributable to overhang, considering the following criteria:



     o Performance: Companies with sustained positive stock performance will merit greater scrutiny. Five- year total shareholder return (TSR), year-over-year performance, and peer performance could play a significant role in this determination.



     o Overhang Disclosure: Assess whether optionees have held in-the-money options for a prolonged period (thus reflecting their confidence in the prospects of the company). Note that this assessment would require additional disclosure regarding a company's overhang. Specifically, the following disclosure would be required:



          o The number of in-the-money options outstanding in excess of six or more years with a corresponding weighted average exercise price and weighted average contractual remaining term;



          o The number of all options outstanding less than six years and underwater options outstanding in excess of six years with a corresponding weighted average exercise price and weighted average contractual remaining term;



          o    The general vesting provisions of option grants; and



          o The distribution of outstanding option grants with respect to the named executive officers;



     o Dilution: Calculate the expected duration of the new share request in addition to all shares currently available for grant under the equity compensation program, based on the company's three-year average burn rate (or a burn-rate commitment that the company makes for future years). The expected duration will be calculated by multiplying the company's unadjusted (options and full-value awards accounted on a one-for-one basis) three-year average burn rate by the most recent fiscal year's weighted average shares outstanding (as used in the company's calculation of basic EPS) and divide the sum of the new share request and all available shares under the company's equity compensation program by the product. For example, an expected duration in excess of five years could be considered problematic; and



     o Compensation Practices: An evaluation of overall practices could include: (1) stock option repricing provisions, (2) high concentration ratios (of grants to top executives), or (3) additional practices outlined in the Poor Pay Practices policy.



                                    o o o o o



OTHER COMPENSATION PROPOSALS AND POLICIES



401(K) EMPLOYEE BENEFIT PLANS



Vote FOR proposals to implement a 401(k) savings plan for employees.



                                    o o o o o


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ADVISORY VOTE ON EXECUTIVE COMPENSATION (SAY-ON-PAY) MANAGEMENT PROPOSALS



Vote CASE-BY-CASE on management proposals for an advisory vote on executive compensation. Vote AGAINST these resolutions in cases where boards have failed to demonstrate good stewardship of investors' interests regarding executive compensation practices. The following principles and factors should be considered:



1. The following five global principles apply to all markets:



     o Maintain appropriate pay-for-performance alignment with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors: the linkage between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;



     o Avoid arrangements that risk "pay for failure": This principle addresses the use and appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;



     o Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);



     o Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;



     o Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers' pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.



2. For U.S. companies, vote CASE-BY-CASE considering the following factors in the context of each company's specific circumstances and the board's disclosed rationale for its practices:



     Relative Considerations:



     o Assessment of performance metrics relative to business strategy, as discussed and explained in the CD & A;



     o Evaluation of peer groups used to set target pay or award opportunities;



     o Alignment of company performance and executive pay trends over time (e.g., performance down: pay down);



     o Assessment of disparity between total pay of the CEO and other Named Executive Officers (NEOs).



     Design Considerations:



     o    Balance of fixed versus performance-driven pay;



     o Assessment of excessive practices with respect to perks, severance packages, supplemental executive pension plans, and burn rates.



     Communication Considerations:



     o Evaluation of information and board rationale provided in CD&A about how compensation is determined (e.g., why certain elements and pay targets are used, and specific incentive plan goals, especially retrospective goals);



     o Assessment of board's responsiveness to investor input and engagement on compensation issues (e.g., in responding to majority-supported shareholder proposals on executive pay topics).



                                    o o o o o


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DIRECTOR COMPENSATION



Vote CASE-BY-CASE on compensation plans for non-employee directors, based on the cost of the plans against the company's allowable cap.



On occasion, director stock plans that set aside a relatively small number of shares when combined with employee or executive stock compensation plans will exceed the allowable cap. Vote for the plan if ALL of the following qualitative factors in the board's compensation are met and disclosed in the proxy statement:



     o Director stock ownership guidelines with a minimum of three times the annual cash retainer.



     o    Vesting schedule or mandatory holding/deferral period:



          o A minimum vesting of three years for stock options or restricted stock; or



          o Deferred stock payable at the end of a three-year deferral period.



     o    Mix between cash and equity:



          o A balanced mix of cash and equity, for example 40% cash/60% equity or 50% cash/50% equity; or



          o If the mix is heavier on the equity component, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship.



     o No retirement/benefits and perquisites provided to non-employee directors; and



     o Detailed disclosure provided on cash and equity compensation delivered to each non-employee director for the most recent fiscal year in a table. The column headers for the table may include the following: name of each non-employee director, annual retainer, board meeting fees, committee retainer, committee-meeting fees, and equity grants.



                                    o o o o o



DIRECTOR RETIREMENT PLANS



Vote AGAINST retirement plans for non-employee directors.



Vote FOR shareholder proposals to eliminate retirement plans for non-employee directors.



                                    o o o o o



EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)



Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares).



                                    o o o o o



EMPLOYEE STOCK PURCHASE PLANS-- QUALIFIED PLANS



Vote CASE-BY-CASE on qualified employee stock purchase plans. Vote FOR employee stock purchase plans where all of the following apply:



     o    Purchase price is at least 85 percent of fair market value;



     o    Offering period is 27 months or less; and



     o The number of shares allocated to the plan is ten percent or less of the outstanding shares.



Vote AGAINST qualified employee stock purchase plans where any of the following apply:



     o    Purchase price is less than 85 percent of fair market value; or



     o    Offering period is greater than 27 months; or


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     o    The number of shares allocated to the plan is more than ten percent of the outstanding shares.



                                    o o o o o



EMPLOYEE STOCK PURCHASE PLANS-- NON-QUALIFIED PLANS



Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock purchase plans with all the following features:



     o Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);



     o Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;



     o Company matching contribution up to 25 percent of employee's contribution, which is effectively a discount of 20 percent from market value;



     o No discount on the stock price on the date of purchase since there is a company matching contribution.



Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution exceeds 25 percent of employee's contribution, evaluate the cost of the plan against its allowable cap.



                                    o o o o o



INCENTIVE BONUS PLANS AND TAX DEDUCTIBILITY PROPOSALS (OBRA-RELATED COMPENSATION PROPOSALS)



Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of the Internal Revenue Code.



Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.



Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) are considered on a CASE-BY-CASE basis using a proprietary, quantitative model developed by RMG.



Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.



Vote AGAINST proposals if the compensation committee does not fully consist of independent outsiders, as defined in RMG's classification of director independence.



                                    o o o o o



OPTIONS BACKDATING



In cases where a company has practiced options backdating, vote AGAINST or WITHHOLD on a CASE-BY-CASE basis from the members of the compensation committee, depending on the severity of the practices and the subsequent corrective actions on the part of the board. Vote AGAINST or WITHHOLD from the compensation committee members who oversaw the questionable options grant practices or from current compensation committee members who fail to respond to the issue proactively, depending on several factors, including, but not limited to:


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     o    Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;



     o    Length of time of options backdating;



     o    Size of restatement due to options backdating;



     o Corrective actions taken by the board or compensation committee, such as canceling or repricing backdated options, or recoupment of option gains on backdated grants;



     o Adoption of a grant policy that prohibits backdating, and creation of a fixed grant schedule or window period for equity grants going forward.



                                    o o o o o



OPTION EXCHANGE PROGRAMS/REPRICING OPTIONS



Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options taking into consideration:



     o Historic trading patterns--the stock price should not be so volatile that the options are likely to be back "in-the-money" over the near term;



     o Rationale for the re-pricing--was the stock price decline beyond management's control?



     o    Is this a value-for-value exchange?



     o    Are surrendered stock options added back to the plan reserve?



     o Option vesting--does the new option vest immediately or is there a black-out period?



     o Term of the option--the term should remain the same as that of the replaced option;



     o    Exercise price--should be set at fair market or a premium to market;



     o    Participants--executive officers and directors should be excluded.



If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company's total cost of equity plans and its three-year average burn rate.



In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous drop in the company's stock price demonstrates poor timing. Repricing after a recent decline in stock price triggers additional scrutiny and a potential AGAINST vote on the proposal. At a minimum, the decline should not have happened within the past year. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.



Vote FOR shareholder proposals to put option repricings to a shareholder vote.



                                    o o o o o



STOCK PLANS IN LIEU OF CASH



Vote CASE-by-CASE on plans that provide participants with the option of taking all or a portion of their cash compensation in the form of stock.



Vote FOR non-employee director-only equity plans that provide a dollar-for-dollar cash-for-stock exchange.


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Vote CASE-by-CASE on plans which do not provide a dollar-for-dollar cash for stock exchange. In cases where the exchange is not dollar-for-dollar, the request for new or additional shares for such equity program will be considered using the binomial option pricing model. In an effort to capture the total cost of total compensation, RMG will not make any adjustments to carve out the in-lieu-of cash compensation.



                                    o o o o o



TRANSFER STOCK OPTION (TSO) PROGRAMS



One-time Transfers: Vote AGAINST or WITHHOLD from compensation committee members if they fail to submit one-time transfers to shareholders for approval.



Vote CASE-BY-CASE on one-time transfers. Vote FOR if:



     o Executive officers and non-employee directors are excluded from participating;



     o Stock options are purchased by third-party financial institutions at a discount to their fair value using option pricing models such as Black-Scholes or a Binomial Option Valuation or other appropriate financial models;



     o There is a two-year minimum holding period for sale proceeds (cash or stock) for all participants.



Additionally, management should provide a clear explanation of why options are being transferred to a third-party institution and whether the events leading up to a decline in stock price were beyond management's control. A review of the company's historic stock price volatility should indicate if the options are likely to be back "in-the-money" over the near term.



Ongoing TSO program: Vote AGAINST equity plan proposals if the details of ongoing TSO programs are not provided to shareholders. Since TSOs will be one of the award types under a stock plan, the ongoing TSO program, structure and mechanics must be disclosed to shareholders. The specific criteria to be considered in evaluating these proposals include, but not limited, to the following:



     o    Eligibility;



     o    Vesting;



     o    Bid-price;



     o    Term of options;



     o Cost of the program and impact of the TSOs on company's total option expense



     o    Option repricing policy.



Amendments to existing plans that allow for introduction of transferability of stock options should make clear that only options granted post-amendment shall be transferable.



                                    o o o o o



SHAREHOLDER PROPOSALS ON COMPENSATION



ADVISORY VOTE ON EXECUTIVE COMPENSATION (SAY-ON-PAY)



Generally, vote FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the Named Executive Officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table.



                                    o o o o o


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BAILOUT BILL/EXECUTIVE COMPENSATION RESOLUTIONS



Vote on a CASE-BY-CASE on shareholder proposals that call for the imposition of compensation limits at companies that are participating in the Capital Purchase Program established under the Troubled Asset Relief Program (TARP). Limits under the proposal include an emphasis on performance-vested equity awards, cap on bonus compensation, equity retention requirements, limits on retirement and severance benefits.



While there are components of the program RMG would not support on a stand-alone basis, we consider the proposal to be a symbolic call on companies receiving this relief to adhere to higher compensation standards, a number of which were proposed in earlier drafts of the legislation. As such, the following factors will be taken into account:



     o The absence of evidence that the Compensation Committee has taken substantial steps to review practices to reflect the dramatically different circumstances of the current environment, including the optics of maintaining former practices while taking tax-payer moneys.



     o Problematic pay practices, current and past, particularly those which shareholders believe may have promoted a risk-taking environment that was ultimately in the detriment of shareholders' long-term interests.



                                    o o o o o



COMPENSATION CONSULTANTS- DISCLOSURE OF BOARD OR COMPANY'S UTILIZATION



Generally vote FOR shareholder proposals seeking disclosure regarding the Company, Board, or Compensation Committee's use of compensation consultants, such as company name, business relationship(s) and fees paid.



                                    o o o o o



DISCLOSURE/SETTING LEVELS OR TYPES OF COMPENSATION FOR EXECUTIVES AND DIRECTORS



Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.



Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.



Vote AGAINST shareholder proposals requiring director fees be paid in stock only.



Vote CASE-BY-CASE on all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long-term corporate outlook.



                                    o o o o o



GOLDEN COFFINS/EXECUTIVE DEATH BENEFITS



Generally vote FOR proposals calling companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals that the broad-based employee population is eligible.



                                    o o o o o


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PAY FOR SUPERIOR PERFORMANCE



Generally vote FOR shareholder proposals based on a case-by-case analysis that requests the board establish a pay-for-superior performance standard in the company's executive compensation plan for senior executives. The proposal has the following principles:



     o Sets compensation targets for the Plan's annual and long-term incentive pay components at or below the peer group median;



     o Delivers a majority of the Plan's target long-term compensation through performance-vested, not simply time-vested, equity awards;



     o Provides the strategic rationale and relative weightings of the financial and non-financial performance metrics or criteria used in the annual and performance-vested long-term incentive components of the plan;



     o Establishes performance targets for each plan financial metric relative to the performance of the company's peer companies;



     o Limits payment under the annual and performance-vested long-term incentive components of the plan to when the company's performance on its selected financial performance metrics exceeds peer group median performance.



Consider the following factors in evaluating this proposal:



     o What aspects of the company's annual and long-term equity incentive programs are performance driven?



     o If the annual and long-term equity incentive programs are performance driven, are the performance criteria and hurdle rates disclosed to shareholders or are they benchmarked against a disclosed peer group?



     o Can shareholders assess the correlation between pay and performance based on the current disclosure?



     o What type of industry and stage of business cycle does the company belong to?



                                    o o o o o



PERFORMANCE-BASED AWARDS



Vote CASE-BY-CASE on shareholder proposal requesting that a significant amount of future long-term incentive compensation awarded to senior executives shall be performance-based and requesting that the board adopt and disclose challenging performance metrics to shareholders, based on the following analytical steps:



     o First, vote FOR shareholder proposals advocating the use of performance-based equity awards, such as performance contingent options or restricted stock, indexed options or premium-priced options, unless the proposal is overly restrictive or if the company has demonstrated that it is using a "substantial" portion of performance-based awards for its top executives. Standard stock options and performance- accelerated awards do not meet the criteria to be considered as performance-based awards. Further, premium-priced options should have a premium of at least 25 percent and higher to be considered performance-based awards.



     o Second, assess the rigor of the company's performance-based equity program. If the bar set for the performance-based program is too low based on the company's historical or peer group comparison, generally vote FOR the proposal. Furthermore, if target performance results in an above target payout, vote FOR the shareholder proposal due to program's poor design. If the company does not disclose the performance metric of the performance-based equity program, vote FOR the shareholder proposal regardless of the outcome of the first step to the test.



In general, vote FOR the shareholder proposal if the company does not meet both of the above two steps.



                                    o o o o o


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PENSION PLAN INCOME ACCOUNTING



Generally vote FOR shareholder proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation.



                                    o o o o o



PRE-ARRANGED TRADING PLANS (10B5-1 PLANS)



Generally vote FOR shareholder proposals calling for certain principles regarding the use of prearranged trading plans (10b5-1 plans) for executives. These principles include:



     o Adoption, amendment, or termination of a 10b5-1 Plan must be disclosed within two business days in a Form 8-K;



     o Amendment or early termination of a 10b5-1 Plan is allowed only under extraordinary circumstances, as determined by the board;



     o Ninety days must elapse between adoption or amendment of a 10b5-1 Plan and initial trading under the plan;



     o Reports on Form 4 must identify transactions made pursuant to a 10b5-1 Plan;



     o    An executive may not trade in company stock outside the 10b5-1 Plan.



     o Trades under a 10b5-1 Plan must be handled by a broker who does not handle other securities transactions for the executive.



                                    o o o o o



RECOUP BONUSES



Vote on a CASE-BY-CASE on proposals to recoup unearned incentive bonuses or other incentive payments made to senior executives if it is later determined that the figures upon which incentive compensation is earned later turn out to have been in error. This is line with the clawback provision in the Trouble Asset Relief Program. Many companies have adopted policies that permit recoupment in cases where fraud, misconduct, or negligence significantly contributed to a restatement of financial results that led to the awarding of unearned incentive compensation. RMG will take into consideration:



     o    If the company has adopted a formal recoupment bonus policy;



     o If the company has chronic restatement history or material financial problems; or



     o If the company's policy substantially addresses the concerns raised by the proponent.



                                    o o o o o



SEVERANCE AGREEMENTS FOR EXECUTIVES/GOLDEN PARACHUTES



Vote FOR shareholder proposals requiring that golden parachutes or executive severance agreements be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.



Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include, but is not limited to, the following:



     o    The triggering mechanism should be beyond the control of management;



     o The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the year in which the change of control occurs;


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     o    Change-in-control payments should be double-triggered, i.e., (1) after a change in control has taken place, and (2) termination of the executive as a result of the change in control. Change in control is defined as a change in the company ownership structure.



                                    o o o o o



SHARE BUYBACK HOLDING PERIODS



Generally vote AGAINST shareholder proposals prohibiting executives from selling shares of company stock during periods in which the company has announced that it may or will be repurchasing shares of its stock. Vote FOR the proposal when there is a pattern of abuse by executives exercising options or selling shares during periods of share buybacks.



                                    o o o o o



STOCK OWNERSHIP OR HOLDING PERIOD GUIDELINES



Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While RMG favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.



Vote on a CASE-BY-CASE on shareholder proposals asking companies to adopt policies requiring Named Executive Officers to retain 75% of the shares acquired through compensation plans while employed and/or for two years following the termination of their employment, and to report to shareholders regarding this policy. The following factors will be taken into account:



     o Whether the company has any holding period, retention ratio, or officer ownership requirements in place. These should consist of:



          o    Rigorous stock ownership guidelines, or



          o A holding period requirement coupled with a significant long-term ownership requirement, or



          o    A meaningful retention ratio,



     o Actual officer stock ownership and the degree to which it meets or exceeds the proponent's suggested holding period/retention ratio or the company's own stock ownership or retention requirements.



     o Problematic pay practices, current and past, which may promote a short-term versus a long-term focus.



A rigorous stock ownership guideline should be at least 10x base salary for the CEO, with the multiple declining for other executives. A meaningful retention ratio should constitute at least 50 percent of the stock received from equity awards (on a net proceeds basis) held on a long-term basis, such as the executive's tenure with the company or even a few years past the executive's termination with the company.



                                    o o o o o



SUPPLEMENTAL EXECUTIVE RETIREMENT PLANS (SERPS)



Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company's executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.



Generally vote FOR shareholder proposals requesting to limit the executive benefits provided under the company's supplemental executive retirement plan
(SERP) by limiting covered compensation to a senior executive's annual salary and excluding of all incentive or bonus pay from the plan's definition of covered compensation used to establish such benefits.


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                                    o o o o o



TERMINATION OF EMPLOYMENT PRIOR TO SEVERANCE PAYMENT AND ELIMINATING ACCELERATED VESTING OF UNVESTED EQUITY



Vote on a CASE-by-CASE on shareholder proposals seeking a policy requiring termination of employment prior to severance payment, and eliminating accelerated vesting of unvested equity. Change-in-control payouts without loss of job or substantial diminution of job duties (single-triggered) are consider a poor pay practice under RMG policy, and may even result in withheld votes from compensation committee members. The second component of this proposal -- related to the elimination of accelerated vesting - requires more careful consideration. The following factors will be taken into regarding this policy.



     o The company's current treatment of equity in change-of-control situations (i.e. is it double triggered, does it allow for the assumption of equity by acquiring company, the treatment of performance shares.



     o Current employment agreements, including potential poor pay practices such as gross-ups embedded in those agreements.



                                    o o o o o



TAX GROSS-UP PROPOSALS



Generally vote FOR proposals calling for companies to adopt a policy of not providing tax gross-up payments to executives, except in situations where gross-ups are provided pursuant to a plan, policy, or arrangement applicable to management employees of the company, such as a relocation or expatriate tax equalization policy.



                                    o o o o o


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9. CORPORATE SOCIAL RESPONSIBILITY (CSR) ISSUES



OVERALL APPROACH



When evaluating social and environmental shareholder proposals, RMG considers the following factors:



     o Whether adoption of the proposal is likely to enhance or protect shareholder value;



     o Whether the information requested concerns business issues that relate to a meaningful percentage of the company's business as measured by sales, assets, and earnings;



     o The degree to which the company's stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;



     o Whether the issues presented are more appropriately/effectively dealt with through governmental or company-specific action;



     o Whether the company has already responded in some appropriate manner to the request embodied in the proposal;



     o Whether the company's analysis and voting recommendation to shareholders are persuasive;



     o What other companies have done in response to the issue addressed in the proposal;



     o Whether the proposal itself is well framed and the cost of preparing the report is reasonable;



     o Whether implementation of the proposal's request would achieve the proposal's objectives;



     o Whether the subject of the proposal is best left to the discretion of the board;



     o Whether the requested information is available to shareholders either from the company or from a publicly available source; and



     o Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.



                                    o o o o o



ANIMAL WELFARE



ANIMAL TESTING



Generally vote AGAINST proposals to phase out the use of animals in product testing unless:



     o The company is conducting animal testing programs that are unnecessary or not required by regulation;



     o The company is conducting animal testing when suitable alternatives are commonly accepted and used at industry peers; or



     o There are recent, significant fines or litigation related to the company's treatment of animals.



                                    o o o o o



ANIMAL WELFARE POLICIES



Generally vote FOR proposals seeking a report on the company's animal welfare standards unless:



     o The company has already published a set of animal welfare standards and monitors compliance;



     o    The company's standards are comparable to industry peers; and



     o There are no recent, significant fines or litigation related to the company's treatment of animals.



                                    o o o o o


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CONTROLLED ATMOSPHERE KILLING (CAK)



Generally vote AGAINST proposals requesting the implementation of CAK methods at company and/or supplier operations unless such methods are required by legislation or generally accepted as the industry standard.



Vote CASE-BY-CASE on proposals requesting a report on the feasibility of implementing CAK methods at company and/or supplier operations considering the availability of existing research conducted by the company or industry groups on this topic and any fines or litigation related to current animal processing procedures at the company.



                                    o o o o o



CONSUMER ISSUES



GENETICALLY MODIFIED INGREDIENTS



Generally vote AGAINST proposals asking suppliers, genetic research companies, restaurants and food retail companies to voluntarily label genetically engineered (GE) ingredients in their products and/or eliminate GE ingredients. The cost of labeling and/or phasing out the use of GE ingredients may not be commensurate with the benefits to shareholders and is an issue better left to regulators.



Vote CASE-BY-CASE on proposals asking for a report on the feasibility of labeling products containing GE ingredients taking into account:



     o The company's business and the proportion of it affected by the resolution;



     o The quality of the company's disclosure on GE product labeling, related voluntary initiatives, and how this disclosure compares with industry peer disclosure; and



     o Company's current disclosure on the feasibility of GE product labeling, including information on the related costs.



Generally vote AGAINST proposals seeking a report on the social, health, and environmental effects of genetically modified organisms (GMOs). Studies of this sort are better undertaken by regulators and the scientific community.



Generally vote AGAINST proposals to completely phase out GE ingredients from the company's products or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company's products. Such resolutions presuppose that there are proven health risks to GE ingredients (an issue better left to regulators) that may outweigh the economic benefits derived from biotechnology.



                                    o o o o o



CONSUMER LENDING



Vote CASE-BY CASE on requests for reports on the company's lending guidelines and procedures taking into account:



     o Whether the company has adequately disclosed mechanisms in place to prevent abusive lending practices;



     o Whether the company has adequately disclosed the financial risks of the lending products in question;



     o Whether the company has been subject to violations of lending laws or serious lending controversies;



     o    Peer companies' policies to prevent abusive lending practices.



                                    o o o o o


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PHARMACEUTICAL PRICING, ACCESS TO MEDICINES, AND PRODUCT REIMPORTATION



Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing.



Vote CASE-BY-CASE on proposals requesting that the company evaluate report on their product pricing policies or their access to medicine policies, considering:



     o The nature of the company's business and the potential for reputational and market risk exposure;



     o    The existing disclosure of relevant policies;



     o    Deviation from established industry norms;



     o The company's existing, relevant initiatives to provide research and/or products to disadvantaged consumers;



     o Whether the proposal focuses on specific products or geographic regions; and



     o    The potential cost and scope of the requested report.



Generally vote FOR proposals requesting that companies report on the financial and legal impact of their prescription drug reimportation policies unless such information is already publicly disclosed.



Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation. Such matters are more appropriately the province of legislative activity and may place the company at a competitive disadvantage relative to its peers.



                                    o o o o o



PRODUCT SAFETY AND TOXIC/HAZARDOUS MATERIALS



Generally vote FOR proposals requesting the company to report on its policies, initiatives/procedures, and oversight mechanisms related to toxic/hazardous materials or product safety in its supply chain, unless:



     o The company already discloses similar information through existing reports such as a Supplier Code of Conduct and/or a sustainability report;



     o The company has formally committed to the implementation of a toxic/hazardous materials and/or product safety and supply chain reporting and monitoring program based on industry norms or similar standards within a specified time frame; and



     o The company has not been recently involved in relevant significant controversies, significant fines, or litigation.



Vote CASE-BY-CASE on resolutions requesting that companies develop a feasibility assessment to phase-out of certain toxic/hazardous materials, or evaluate and disclose the potential financial and legal risks associated with utilizing certain materials, considering:



     o The company's current level of disclosure regarding its product safety policies, initiatives and oversight mechanisms.



     o    Current regulations in the markets in which the company operates; and



     o Recent significant controversies, litigation, or fines stemming from toxic/hazardous materials at the company.



Generally vote AGAINST resolutions requiring that a company reformulate its products.



                                    o o o o o


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TOBACCO



Vote CASE-BY-CASE on resolutions regarding the advertisement of tobacco products, considering:



     o    Recent related fines, controversies, or significant litigation;



     o Whether the company complies with relevant laws and regulations on the marketing of tobacco;



     o Whether the company's advertising restrictions deviate from those of industry peers;



     o Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth;



     o Whether restrictions on marketing to youth extend to foreign countries.



Vote CASE-BY-CASE on proposals regarding second-hand smoke, considering;



     o    Whether the company complies with all laws and regulations;



     o The degree that voluntary restrictions beyond those mandated by law might hurt the company's competitiveness;



     o    The risk of any health-related liabilities.



Generally vote AGAINST resolutions to cease production of tobacco-related products, to avoid selling products to tobacco companies, to spin-off tobacco-related businesses, or prohibit investment in tobacco equities. Such business decisions are better left to company management or portfolio managers.



Generally vote AGAINST proposals regarding tobacco product warnings. Such decisions are better left to public health authorities.



                                    o o o o o



DIVERSITY



BOARD DIVERSITY



Generally vote FOR reports on the company's efforts to diversify the board, unless:



     o The board composition is reasonably inclusive in relation to companies of similar size and business; or



     o The board already reports on its nominating procedures and diversity initiatives.



Generally vote AGAINST proposals that would call for the adoption of specific committee charter language regarding diversity initiatives unless the company fails to publicly disclose existing equal opportunity or non-discrimination policies.



Vote CASE-BY-CASE on proposals asking the company to increase the representation of women and minorities on the board, taking into account:



     o    The degree of board diversity;



     o    Comparison with peer companies;



     o    Established process for improving board diversity;



     o    Existence of independent nominating committee;



     o    Use of outside search firm;



     o    History of EEO violations.



                                    o o o o o


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EQUALITY OF OPPORTUNITY



Generally vote FOR proposals requesting a company disclose its diversity policies or initiatives, or proposals requesting disclosure of a company's comprehensive workforce diversity data, including requests for EEO-1 data, unless:



     o The company publicly discloses its comprehensive equal opportunity policies and initiatives;



     o The company already publicly discloses comprehensive workforce diversity data; and



     o The company has no recent significant EEO-related violations or litigation.



Generally vote AGAINST proposals seeking information on the diversity efforts of suppliers and service providers. Such requests may pose a significant cost and administration burden on the company.



                                    o o o o o



GENDER IDENTITY, SEXUAL ORIENTATION, AND DOMESTIC PARTNER BENEFITS



Generally vote FOR proposals seeking to amend a company's EEO statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity, unless the change would result in excessive costs for the company.



Generally vote AGAINST proposals to extend company benefits to, or eliminate benefits from domestic partners. Decisions regarding benefits should be left to the discretion of the company.



                                    o o o o o



CLIMATE CHANGE AND THE ENVIRONMENT



CLIMATE CHANGE



Generally vote FOR resolutions requesting that a company disclose information on the impact of climate change on the company's operations and investments considering:



     o The company already provides current, publicly-available information on the impacts that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;



     o The company's level of disclosure is at least comparable to that of industry peers; and



     o There are no significant, controversies, fines, penalties, or litigation associated with the company's environmental performance.



                                    o o o o o



CONCENTRATED ANIMAL FEEDING OPERATIONS (CAFOS)



Generally vote FOR resolutions requesting companies report to shareholders on the risks and liabilities associated with CAFOs unless:



     o The company has publicly disclosed its environmental management policies for its corporate and contract farming operations, including compliance monitoring; and



     o The company publicly discloses company and supplier farm environmental performance data; or



     o The company does not have company-owned CAFOs and does not directly source from contract farm CAFOs.



                                    o o o o o


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ENERGY EFFICIENCY



Generally vote FOR on proposals requesting a company report on its comprehensive energy efficiency policies, unless:



     o The company complies with applicable energy efficiency regulations and laws, and discloses its participation in energy efficiency policies and programs, including disclosure of benchmark data, targets, and performance measures; or



     o The proponent requests adoption of specific energy efficiency goals within specific timelines.



                                    o o o o o



FACILITY AND OPERATIONAL SAFETY/SECURITY



Vote CASE-BY-CASE on resolutions requesting that companies report on safety and/or security risks associated with their operations and/or facilities, considering:



     o    The company's compliance with applicable regulations and guidelines;



     o The company's current level of disclosure regarding its security and safety policies, procedures, and compliance monitoring; and,



     o The existence of recent, significant violations, fines, or controversy regarding the safety and security of the company's operations and/or facilities.



                                    o o o o o



GREENHOUSE GAS (GHG) EMISSIONS



Generally vote FOR proposals requesting a report on greenhouse gas emissions from company operations and/or products, unless:



     o The company already provides current, publicly-available information on the impacts that greenhouse gas emissions may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;



     o The company's level of disclosure is at least comparable to that of industry peers; and



     o There are no significant, controversies, fines, penalties, or litigation associated with the company's greenhouse gas emissions.



Generally vote AGAINST proposals that call for reduction in greenhouse gas emissions by specific amounts or within a specific time frame, unless:



     o    The company lags behind industry standards; and,



     o The company has been the subject of recent, significant violations, fines, litigation, or controversy related to greenhouse gas emissions.



                                    o o o o o



OPERATIONS IN PROTECTED AREAS



Generally vote FOR requests for reports on potential environmental damage as a result of company operations in protected regions unless:



     o Operations in the specified regions are not permitted by current laws or regulations;



     o The company does not currently have operations or plans to develop operations in these protected regions; or,


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     o    The company's disclosure of its operations and environmental policies in these regions is comparable to industry peers.



                                    o o o o o



RECYCLING



Vote CASE-BY-CASE on proposals to adopt a comprehensive recycling strategy, taking into account:



     o    The nature of the company's business;



     o    The extent that peer companies are recycling;



     o The timetable prescribed by the proposal and the costs and methods of implementation;



     o Whether the company has a poor environmental track record, such as violations of applicable regulations.
xt


                                    o o o o o



RENEWABLE ENERGY



Generally vote FOR requests for reports on the feasibility of developing renewable energy resources unless the report is duplicative of existing disclosure or irrelevant to the company's line of business.



Generally vote AGAINST proposals requesting that the company invest in renewable energy resources. Such decisions are best left to management's evaluation of the feasibility and financial impact that such programs may have on the company.



                                    o o o o o



GENERAL CORPORATE ISSUES



CHARITABLE CONTRIBUTIONS



Vote AGAINST proposals restricting the company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which, and if, contributions are in the best interests of the company.



                                    o o o o o



CSR COMPENSATION-RELATED PROPOSALS



Vote CASE-BY-CASE on proposals to report on ways of linking executive compensation to non-financial criteria, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, or predatory lending. Such resolutions should be evaluated in the context of:



     o The relevance of the non-financial criteria in question to the company;



     o The degree to which non-financial criteria are already included in the company's executive compensation structure and publicly disclosed;



     o The degree to which non-financial criteria are used by industry peers in setting executive compensation;



     o Significant company violations or controversies associated with social and/or environmental performance or compensation practices;



     o The company's current level of disclosure regarding environmental and social performance;


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     o    Independence of the compensation committee;



Generally vote AGAINST proposals to link executive compensation to non-financial criteria, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, and predatory lending.



Generally vote AGAINST proposals calling for an analysis of the pay disparity between corporate executives and other employees. Such comparisons may be arbitrary in nature and/or provide information of limited value to shareholders.



                                    o o o o o



HEALTH PANDEMICS



Vote CASE-BY-CASE on requests for reports outlining the impact of health pandemics (such as HIV/AIDS, Malaria, Tuberculosis, and Avian Flu) on the company's operations and how the company is responding to the situation, taking into account:



     o The scope of the company's operations in the affected/relevant area(s);



     o The company's existing healthcare policies, including benefits and healthcare access; and



     o    Company donations to relevant healthcare providers.



Vote AGAINST proposals asking companies to establish, implement, and report on a standard of response to health pandemics (such as HIV/AIDS, Malaria, Tuberculosis, and Avian Flu), unless the company has significant operations in the affected markets and has failed to adopt policies and/or procedures to address these issues comparable to those of industry peers.



                                    o o o o o



LOBBYING EXPENDITURES/INITIATIVES



Vote CASE-BY-CASE on proposals requesting information on a company's lobbying initiatives, considering:



     o Significant controversies, fines, or litigation surrounding a company's public policy activities,



     o    The  company's current level of disclosure on lobbying strategy, and



     o The impact that the policy issue may have on the company's business operations.



                                    o o o o o



POLITICAL CONTRIBUTIONS AND TRADE ASSOCIATIONS SPENDING



Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:



     o There are no recent, significant controversies, fines or litigation regarding the company's political contributions or trade association spending; and



     o The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibits coercion.



Vote AGAINST proposals to publish in newspapers and public media the company's political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.



Vote CASE-BY-CASE on proposals to improve the disclosure of a company's political contributions and trade association spending considering:


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     o    Recent significant controversy or litigation related to the company's political contributions or governmental affairs; and



     o The public availability of a company policy on political contributions and trade association spending including information on the types of organizations supported, the business rationale for supporting these organizations, and the oversight and compliance procedures related to such expenditures of corporate assets.



Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring political contributions can put the company at a competitive disadvantage.



Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.



                                   o o o o o



INTERNATIONAL ISSUES, LABOR ISSUES, AND HUMAN RIGHTS



COMMUNITY SOCIAL AND ENVIRONMENTAL IMPACT ASSESSMENTS



Vote CASE-BY-CASE on requests for reports outlining policies and/or the potential (community) social and/or environmental impact of company operations considering:



     o Current disclosure of applicable policies and risk assessment report(s) and risk management procedures;



     o The impact of regulatory non-compliance, litigation, remediation, or reputational loss that may be associated with failure to manage the company's operations in question, including the management of relevant community and stakeholder relations;



     o The nature, purpose, and scope of the company's operations in the specific region(s);



     o The degree to which company policies and procedures are consistent with industry norms; and



     o    Scope of the resolution.



                                    o o o o o



FOREIGN MILITARY SALES/OFFSETS



Vote AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.



                                    o o o o o



INTERNET PRIVACY AND CENSORSHIP



Vote CASE-BY-CASE on resolutions requesting the disclosure and implementation of Internet privacy and censorship policies and procedures considering:



     o The level of disclosure of company policies and procedures relating to privacy, freedom of speech, Internet censorship, and government monitoring of the Internet;



     o Engagement in dialogue with governments and/or relevant groups with respect to the Internet and the free flow of information;


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     o    The scope of business involvement and of investment in markets that maintain government censorship or monitoring of the Internet;



     o The market-specific laws or regulations applicable to Internet censorship or monitoring that may be imposed on the company; and,



     o The level of controversy or litigation related to the company's international human rights policies and procedures.



                                    o o o o o



LABOR AND HUMAN RIGHTS STANDARDS



Generally vote FOR proposals requesting a report on company or company supplier labor and/or human rights standards and policies unless such information is already publicly disclosed.



Vote CASE-BY-CASE on proposals to implement company or company supplier labor and/or human rights standards and policies, considering:



     o The degree to which existing relevant policies and practices are disclosed;



     o Whether or not existing relevant policies are consistent with internationally recognized standards;



     o Whether company facilities and those of its suppliers are monitored and how;



     o Company participation in fair labor organizations or other internationally recognized human rights initiatives;



     o Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;



     o Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;



     o    The scope of the request; and



     o    Deviation from industry sector peer company standards and practices.



                                    o o o o o



MACBRIDE PRINCIPLES



Generally vote AGAINST proposals to endorse or increase activity on the MacBride Principles, unless:



     o The company has formally been found to be out of compliance with relevant Northern Ireland fair employment laws and regulations;



     o Failure to implement the MacBride Principles would put the company in an inconsistent position and/or at a competitive disadvantage compared with industry peers;



     o Failure to implement the MacBride Principles would subject the company to excessively negative financial impacts due to laws that some municipalities have passed regarding their contracting operations and companies that have not implemented the MacBride Principles; or



     o The company has had recent, significant controversies, fines or litigation regarding religious-based employment discrimination in Northern Ireland.



                                    o o o o o



NUCLEAR AND DEPLETED URANIUM WEAPONS



Generally vote AGAINST proposals asking a company to cease production or report on the risks associated with the use of depleted uranium munitions or nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Such contracts are monitored by government agencies, serve


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multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company's business.



                                    o o o o o



OPERATIONS IN HIGH RISK MARKETS



Vote CASE-BY-CASE on requests for a report on a company's potential financial and reputational risks associated with operations in "high-risk" markets, such as a terrorism-sponsoring state or politically/socially unstable region, taking into account:



     o The nature, purpose, and scope of the operations and business involved that could be affected by social or political disruption;



     o Current disclosure of applicable risk assessment(s) and risk management procedures;



     o    Compliance with U.S. sanctions and laws;



     o    Consideration of other international policies, standards, and laws;
          and



     o Whether the company has been recently involved in recent, significant controversies, fines or litigation related to its operations in "high-risk" markets.



                                    o o o o o



OUTSOURCING/OFFSHORING



Vote CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing/plant closures, considering:



     o    Controversies surrounding operations in the relevant market(s);



     o    The value of the requested report to shareholders;



     o The company's current level of disclosure of relevant information on outsourcing and plant closure procedures; and



     o The company's existing human rights standards relative to industry peers.



                                    o o o o o



SUSTAINABILITY



SUSTAINABILITY REPORTING



Generally vote FOR proposals requesting the company to report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, unless:



     o The company already discloses similar information through existing reports or policies such as an Environment, Health, and Safety (EHS) report; a comprehensive Code of Corporate Conduct; and/or a Diversity Report; or



     o The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame



                                    o o o o o


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10. MUTUAL FUND PROXIES



ELECTION OF DIRECTORS



Vote CASE-BY-CASE on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.



                                    o o o o o



CONVERTING CLOSED-END FUND TO OPEN-END FUND



Vote CASE-BY-CASE on conversion proposals, considering the following factors:



     o    Past performance as a closed-end fund;



     o    Market in which the fund invests;



     o    Measures taken by the board to address the discount; and



     o Past shareholder activism, board activity, and votes on related proposals.



                                    o o o o o



PROXY CONTESTS



Vote CASE-BY-CASE on proxy contests, considering the following factors:



     o    Past performance relative to its peers;



     o    Market in which fund invests;



     o    Measures taken by the board to address the issues;



     o Past shareholder activism, board activity, and votes on related proposals;



     o    Strategy of the incumbents versus the dissidents;



     o    Independence of directors;



     o    Experience and skills of director candidates;



     o    Governance profile of the company;



     o    Evidence of management entrenchment.



                                    o o o o o



INVESTMENT ADVISORY AGREEMENTS



Vote CASE-BY-CASE on investment advisory agreements, considering the following factors:



     o    Proposed and current fee schedules;



     o    Fund category/investment objective;



     o    Performance benchmarks;



     o    Share price performance as compared with peers;



     o    Resulting fees relative to peers;



     o    Assignments (where the advisor undergoes a change of control).



                                    o o o o o


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APPROVING NEW CLASSES OR SERIES OF SHARES



Vote FOR the establishment of new classes or series of shares.



                                    o o o o o



PREFERRED STOCK PROPOSALS



Vote CASE-BY-CASE on the authorization for or increase in preferred shares, considering the following factors:



     o    Stated specific financing purpose;



     o    Possible dilution for common shares;



     o    Whether the shares can be used for antitakeover purposes.



                                    o o o o o



1940 ACT POLICIES



Vote CASE-BY-CASE on policies under the Investment Advisor Act of 1940, considering the following factors:



     o    Potential competitiveness;



     o    Regulatory developments;



     o    Current and potential returns; and



     o    Current and potential risk.



Generally vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with the current SEC interpretation.



                                    o o o o o



CHANGING A FUNDAMENTAL RESTRICTION TO A NONFUNDAMENTAL RESTRICTION



Vote CASE-BY-CASE on proposals to change a fundamental restriction to a non-fundamental restriction, considering the following factors:



     o    The fund's target investments;



     o    The reasons given by the fund for the change; and



     o    The projected impact of the change on the portfolio.



                                    o o o o o



CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL



Vote AGAINST proposals to change a fund's fundamental investment objective to non-fundamental.



                                    o o o o o



NAME CHANGE PROPOSALS



Vote CASE-BY-CASE on name change proposals, considering the following factors:



     o    Political/economic changes in the target market;



     o    Consolidation in the target market; and



     o    Current asset composition.


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                                    o o o o o



CHANGE IN FUND'S SUBCLASSIFICATION



Vote CASE-BY-CASE on changes in a fund's sub-classification, considering the following factors:



     o    Potential competitiveness;



     o    Current and potential returns;



     o    Risk of concentration;



     o    Consolidation in target industry.



                                    o o o o o



DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION



Vote CASE-BY-CASE on proposals to dispose of assets, to terminate or liquidate, considering the following factors:



     o    Strategies employed to salvage the company;



     o    The fund's past performance;



     o    The terms of the liquidation.



                                    o o o o o



CHANGES TO THE CHARTER DOCUMENT



Vote CASE-BY-CASE on changes to the charter document, considering the following factors:



     o    The degree of change implied by the proposal;



     o    The efficiencies that could result;



     o    The state of incorporation;



     o    Regulatory standards and implications.



Vote AGAINST any of the following changes:



     o Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series;



     o Removal of shareholder approval requirement for amendments to the new declaration of trust;



     o Removal of shareholder approval requirement to amend the fund's management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act;



     o Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund's shares;



     o Removal of shareholder approval requirement to engage in and terminate subadvisory arrangements;



     o Removal of shareholder approval requirement to change the domicile of the fund.



                                    o o o o o



CHANGING THE DOMICILE OF A FUND



Vote CASE-BY-CASE on re-incorporations, considering the following factors:


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     o    Regulations of both states;



     o    Required fundamental policies of both states;



     o    The increased flexibility available.



                                    o o o o o



AUTHORIZING THE BOARD TO HIRE AND TERMINATE SUBADVISORS WITHOUT SHAREHOLDER APPROVAL



Vote AGAINST proposals authorizing the board to hire/terminate subadvisors without shareholder approval.



                                    o o o o o



DISTRIBUTION AGREEMENTS



Vote CASE-BY-CASE on distribution agreement proposals, considering the following factors:



     o    Fees charged to comparably sized funds with similar objectives;



     o    The proposed distributor's reputation and past performance;



     o    The competitiveness of the fund in the industry;



     o    The terms of the agreement.



                                    o o o o o



MASTER-FEEDER STRUCTURE



Vote FOR the establishment of a master-feeder structure.



                                    o o o o o



MERGERS



Vote CASE-BY-CASE on merger proposals, considering the following factors:



     o    Resulting fee structure;



     o    Performance of both funds;



     o    Continuity of management personnel;



     o Changes in corporate governance and their impact on shareholder rights.



                                    o o o o o



SHAREHOLDER PROPOSALS FOR MUTUAL FUNDS



ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT



Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.



                                    o o o o o


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REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED



Vote CASE-BY-CASE on shareholder proposals to reimburse proxy solicitation expenses. When supporting the dissidents, vote FOR the reimbursement of the proxy solicitation expenses.



                                    o o o o o



TERMINATE THE INVESTMENT ADVISOR



Vote CASE-BY-CASE on proposals to terminate the investment advisor, considering the following factors:



     o    Performance of the fund's Net Asset Value (NAV);



     o    The fund's history of shareholder relations;



     o    The performance of other funds under the advisor's management.



                                    o o o o o


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                           [LOGO OF RISKMETRICS GROUP]

                                   ----------


                    INTERNATIONAL CORPORATE GOVERNANCE POLICY



                                  2009 UPDATES



                                NOVEMBER 25, 2008


                                   ----------


Copyright (C) 2008 by RiskMetrics Group.



All rights reserved. No part of this publication may be reproduced or transmitted in any form or by any means, electronic or mechanical, including photocopy, recording, or any information storage and retrieval system, without permission in writing from the publisher. Requests for permission to make copies of any part of this work should be sent to: RiskMetrics Group Marketing Department, One Chase Manhattan Plaza, 44th Floor, New York, NY 10005. RiskMetrics Group is a trademark used herein under license.

         Risk Management | RiskMetrics Labs | ISS Governance Services |
                          Financial Research & Analysis
                               www.riskmetrics.com

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              RISKMETRICS INTERNATIONAL CORPORATE GOVERNANCE POLICY
                                  2009 UPDATES



                 EFFECTIVE FOR MEETINGS ON OR AFTER FEB. 1, 2009
                              UPDATED NOV. 25, 2008



THESE POLICY UPDATES PRESENT CHANGES AND CLARIFICATIONS TO RISKMETRICS GROUP'S ("RMG") INTERNATIONAL BENCHMARK GUIDELINES FOR 2009. IF NEW ISSUES ARISE, SUCH AS SHAREHOLDER PROPOSALS OR REGULATORY DEVELOPMENTS, PRIOR TO THE NEXT FORMAL UPDATE, RMG WILL ADOPT POLICIES TO COVER SUCH ISSUES ON AN AS- NEEDED BASIS.



BOARD                                                                          3
   RiskMetrics Classification of Directors (International Policy)              3
   Discharge of Directors (Europe)                                             5
   Contested Director Elections (International)                                5
   Election of Former CEO as Chairman of the Board (Europe)                    6
   Board Independence (Denmark, Norway, Belgium, Ireland)                      7
   Names of Director Nominees Not Disclosed (Latin America, Turkey,
   Indonesia)                                                                  9
   Names of Director Nominees Not Disclosed (Russia)                           9
   Names of Director Nominees Not Disclosed (Taiwan)                           9
   Election of Corporate Assembly or Committee of Representatives
   (Denmark, Norway)                                                          10
   Overboarding of Directors (France)                                         10
   Director Terms (France)                                                    11
   Former Audit Partners on Audit Committees (Hong Kong, Singapore)           11
   Executives on Nominating Committee (Malaysia)                              12
   Compensation Committee Independence (Israel)                               12
   Director Attendance (Korea)                                                13
COMPENSATION                                                                  13
   European Compensation Guidelines (Europe)                                  13
   Severance Payments (France)                                                15
   Stock Option Plans - Adjustment for Dividends (Nordic Markets)             15
   Equity Plans - Compensation Committee Independence (Italy)                 16
   Director Fee Cap Increases (Australia)                                     17
CAPITAL MEASURES and AUDITORS                                                 18
   Share Buybacks (International)                                             18
   Share Issuances (UK, Netherlands, France)                                  19
   Audit v. Non-Audit Fees (Hong Kong, Singapore)                             19


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BOARD



CORPORATE GOVERNANCE ISSUE:



RISKMETRICS CLASSIFICATION OF DIRECTORS (INTERNATIONAL POLICY)



CURRENT POLICY POSITION: The RMG Director Classification Criteria for 2009 remain unchanged from 2008. They are included here for reference.



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RISKMETRICS CLASSIFICATION OF DIRECTORS - INTERNATIONAL POLICY 2009



EXECUTIVE DIRECTOR



     o    Employee or executive of the company;



     o Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.



NON-INDEPENDENT NON-EXECUTIVE DIRECTOR (NED)



     o    Any director who is attested by the board to be a non-independent NED;



     o Any director specifically designated as a representative of a significant shareholder of the company;



     o Any director who is also an employee or executive of a significant shareholder of the company; o Beneficial owner (direct or indirect) of at least 10% of the company's stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., family members who beneficially own less than 10% individually, but collectively own more than 10%), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);



     o    Government representative;



     o Currently provides (or a relative[1] provides) professional services[2] to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;



     o Represents customer, supplier, creditor, banker, or other entity with which company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test[3]);



     o Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;



     o    Relative[1] of a current employee of the company or its affiliates;



     o    Relative[1] of a former executive of the company or its affiliates;



     o A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);



     o Founder/co-founder/member of founding family but not currently an employee;



     o    Former executive (5 year cooling off period);



     o Years of service is generally not a determining factor unless it is recommended best practice in a market and/or in extreme circumstances, in which case it may be considered.[4]



INDEPENDENT NED



     o No material[5] connection, either directly or indirectly, to the company other than a board seat.



EMPLOYEE REPRESENTATIVE



     o Represents employees or employee shareholders of the company (classified as "employee representative" but considered a non-independent NED).



FOOTNOTES:



[1] "Relative" follows the U.S. SEC's definition of "immediate family members" which covers spouses, parents, children, stepparents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.



[2] Professional services can be characterized as advisory in nature and generally include the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.



[3] If the company makes or receives annual payments exceeding the greater of $200,000 or five percent of the recipient's gross revenues (the recipient is the party receiving the financial proceeds from the transaction).



[4] For example, in continental Europe, directors with a tenure exceeding 12 years will be considered non-independent. In the United Kingdom and Ireland, directors with a tenure exceeding nine years will be considered non-independent, unless the company provides sufficient and clear justification that the director is independent despite his long tenure.



[5] For purposes of ISS' director independence classification, "material" will be defined as a standard of relationship financial, personal or otherwise) that a reasonable person might conclude could potentially influence one's objectivity in the boardroom in a manner that would have a meaningful impact on an individual's ability to satisfy requisite fiduciary standards on behalf of shareholders.


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CORPORATE GOVERNANCE ISSUE:



DISCHARGE OF DIRECTORS (EUROPE)



CURRENT POLICY POSITION: Currently, RMG recommends a vote for the discharge of board and management, unless:



     o There are serious questions about actions of the board or management for the year in question; or



     o    Legal action is being taken against the board by other shareholders.



In addition, RMG generally recommends a vote against proposals to remove approval of discharge of board and management from the agenda.



NEW POLICY POSITION: RMG will generally recommend voting for the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling controversies that the board is not fulfilling its fiduciary duties warranted on a case-by-case basis by:



     o A lack of oversight or actions by board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest; or



     o Any legal issues (e.g. civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged actions yet to be confirmed (and not only the fiscal year in question), such as price fixing, insider trading, bribery, fraud, and other illegal actions; or



     o Other egregious governance issues where shareholders will bring legal action against the company or its directors.



For markets which do not routinely request discharge resolutions (e.g. common law countries or markets where discharge is not mandatory), analysts may voice concern in other appropriate agenda items, such as approval of the annual accounts or other relevant resolutions, to enable shareholders to express discontent with the board.



RiskMetrics will make a proactive effort in communicating and explaining the implications of this policy to companies.



RATIONALE FOR UPDATE: Having noted a paradigm change in shareholder behavior to exercise their rights, RiskMetrics acknowledges the fact that shareholders have increasingly noticed the value of discharge resolutions in terms of corporate governance. Next to director elections, dismissal of board members and remuneration packages, the discharge resolution is one of the most prominent, but still undervalued expressions of shareholder content/discontent. This policy aims to adjust the awareness for this important shareholder right.


                                      o o o o o


CORPORATE GOVERNANCE ISSUE:



CONTESTED DIRECTOR ELECTIONS (INTERNATIONAL)



CURRENT POLICY POSITION: Currently, RMG generally recommends a vote against shareholder nominees, unless they demonstrate a clear ability to contribute positively to board deliberations.



For shareholder nominees, RMG places the persuasive burden on the nominee or the proposing shareholder to prove that they are better suited to serve on the board than management's nominees. Serious consideration of shareholder nominees will be given only if there are clear and compelling reasons for the nominee to join the board. These nominees must also demonstrate a clear ability to contribute positively to board deliberations;


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some nominees may have hidden or narrow agendas and may unnecessarily contribute to divisiveness among directors.



NEW POLICY POSITION: For contested elections of directors, e.g. the election of shareholder nominees or the dismissal of incumbent directors, RMG will make its recommendation on a case-by-case basis, determining which directors are best suited to add value for shareholders.



The analysis will generally be based on, but not limited to, the following major decision factors:



     o    Company performance relative to its peers;



     o    Strategy of the incumbents versus the dissidents;



     o    Independence of directors/nominees;



     o    Experience and skills of board candidates;



     o    Governance profile of the company;



     o    Evidence of management entrenchment;



     o    Responsiveness to shareholders;



     o    Whether a takeover offer has been rebuffed;



     o    Whether minority or majority representation is being sought.



When analyzing a contested election of directors, RMG will generally focus on two central questions: (1) Have the dissidents proved that board change is warranted? And (2) if so, are the dissident board nominees likely to effect positive change (i.e., maximize long-term shareholder value).



This policy applies to core and non-core companies.



RATIONALE FOR UPDATE: Once fairly infrequent, contested elections, sometimes called proxy contests, have become increasingly common in recent years as large shareholders, frustrated by poor returns and unresponsive boards, have sought to challenge the status quo. Even when dissidents do not achieve board seats, studies indicate that at least some of their objectives are often achieved because the response to a proxy contest, or one that was narrowly averted, usually includes new strategic initiatives, a restructuring program, governance changes, or selected management changes. Based on these considerations, the proposed policy provides a framework for the analysis of contested elections, with the goal of increasing long-term value for shareholders.


                                    o o o o o


CORPORATE GOVERNANCE ISSUE:



ELECTION OF FORMER CEO AS CHAIRMAN OF THE BOARD (EUROPE)



CURRENT POLICY POSITION: RMG does not currently have a policy on this issue, beyond the requirement in some markets that at least half the board be composed of independent non-executive directors.



NEW POLICY POSITION: RMG will generally recommend a vote against the election or re-election of a former CEO as Chairman to the supervisory board or board of directors at core companies in Germany, the U.K. and the Netherlands. In markets such as Germany, where the general meeting only elects the nominees and, subsequently, the new board's chairman, RMG will generally recommend a vote against the election or reelection of a former CEO, unless the company has publicly confirmed prior to the general meeting that he will not proceed to become chairman of the board.



Considerations should be given to any of the following exceptional circumstances on a CASE-BY-CASE basis if:



     o There are compelling reasons that justify the election or re-election of a former CEO as chairman; or


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     o    The former CEO is proposed to become the board's chairman only on an interim or temporary basis; or



     o The former CEO is proposed to be elected as the board's chairman for the first time after a reasonable cooling-off period; or



     o The board chairman will not receive a level of compensation comparable to the company's executives nor assume executive functions in markets where this is applicable.



RATIONALE FOR UPDATE: This new policy is intended to reflect local best practice requirements as well as the position of our institutional investor clients throughout Europe. In Germany, the U.K. and the Netherlands, local best practice codes recommend that a CEO should not go on to become chairman of the supervisory board or board of directors of the same company. Therefore, the new policy supports good corporate governance practices through independent oversight of the board.


                                    o o o o o


CORPORATE GOVERNANCE ISSUE:



BOARD INDEPENDENCE (DENMARK, NORWAY, BELGIUM, IRELAND)



CURRENT POLICY POSITION: For the markets of Germany, France, Switzerland, and the Netherlands, RMG recommends AGAINST the election or reelection of any non-independent directors (excluding the CEO) if the proposed board is not at least 50 percent independent (as defined by RMG director categorization guidelines). If a nominee cannot be categorized, RMG assumes that person is non-independent and includes that nominee in the calculation. The policy applies to core companies in these four markets. For the markets of Finland, Sweden, Belgium, Ireland, and Luxembourg, RMG applies the same policy to recommend AGAINST non-independent directors if there is not majority independence, but only for those companies that are part of the MSCI EAFE index (policy created 2006, German policy modified 2008). In Spain, RMG recommends voting against non-independent directors (excluding the CEO) for all core companies where the board is not at least one-third (33 percent) independent (policy created 2008).



Carve-outs: For all markets, if a company is family-controlled or has a majority shareholder, RMG applies an independence rule that is proportionate to the economic interest of the controlling family or majority shareholder. NOTE:
Controlled-company is defined based on economic interest and not voting power (policy created 2006).



For the larger German companies where the board must consist of labor representatives by law, RMG requires that one-third of the total board be independent (policy created 2006, modified in 2008).



In addition, for Swedish MSCI EAFE companies with labor representatives on the board of directors, RMG applies Criterion (1) above, PLUS require that one-third of the total board (shareholder-elected members and labor representatives) be independent non-executive directors (policy created/specified/clarified in 2007).



RMG communicates to the markets in question well ahead of proxy season that no alerts will be sent even if the company provides further background information on the nominees after the RMG analysis is sent out.



For the European core companies not covered by this policy, language is included in RMG analyses indicating the preference for a board that is at least 50 percent independent.



[Editorial Note: The existing policy above and the proposed policy below are a synthesis of the main RMG policy and all of the relevant carve-outs introduced until 2008. The new policy below reflects existing board independence policies, in addition to the proposed new policies for Denmark, Norway, Belgium, and Ireland.]



NEW POLICY POSITION: For the markets of Belgium, Germany, France, Switzerland, and the Netherlands, RMG will recommend AGAINST the election or reelection of any non-independent directors (excluding the CEO) if


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the proposed board is not at least 50 percent independent (as defined by RMG's director categorization guidelines). If a nominee cannot be categorized, RiskMetrics will assume that person is non-independent and include that nominee in the calculation. The policy will apply to core companies in these five markets.



For the markets of Denmark, Norway, Finland, Sweden, Luxembourg, RiskMetrics will apply the same policy to recommend AGAINST non-independent directors if there is not majority independence, but only for those companies that are part of the MSCI EAFE index.



In Ireland, RMG will apply the same policy to recommend AGAINST non-independent directors if there is not majority independence, but only for those companies that are constituents of ISE 20.



In Spain, RiskMetrics will recommend voting against non-independent directors (excluding the CEO) for all core companies where the board is not at least one-third (33 percent) independent.



Carve-outs: For all markets, if a company is family-controlled or has a majority shareholder, RMG will apply an independence rule that is proportionate to the economic interest of the controlling family or majority shareholder. NOTE:
Controlled-company is defined based on economic interest and not voting power.



For the larger German companies where the board must consist of labor representatives by law, RMG will require that one-third of the total board be independent.



For Norwegian and Swedish MSCI EAFE companies, the above policy will apply to shareholder elected board members. In addition, RMG will require that one-third of the total board (shareholder-elected members and labor representatives) be independent non-executive directors.



In Ireland, for companies below the ISE 20, companies will be required to have at least two independent NEDs on the board, as required by the Combined Code of Corporate Governance, as applied in Ireland. In instances where this is not the case, RMG will consider voting against the non-independent members of the board.



RMG will communicate to the markets in question well ahead of proxy season that no alerts will be sent even if the company provides further background information on the nominees after the RMG analysis has been sent out.



For the European core companies not covered by this policy, language will be included in RMG analyses indicating the preference for a that is at least 50 percent independent.



RATIONALE FOR UPDATE: The new policy is intended to increase RMG's requirements for board independence in Denmark, Norway, Belgium, and Ireland, inline with RMG board independence requirements for a number of other European markets.



Regarding the changes concerning Norway and Denmark, the same policy is already applied in France, Switzerland, the Netherlands, Finland, Sweden, Belgium, Ireland, Luxembourg, and Germany. We consider the two markets to have sufficient provisions in their Corporate Governance Codes, and sufficient disclosure, to warrant their inclusion in the existing policy.



Regarding the changes concerning Belgium, the policy is already applied in France, Switzerland, the Netherlands, and Germany. We consider the market to have sufficient provisions in its Corporate Governance Code, and sufficient disclosure, to warrant its inclusion in the existing policy. The proposed policy is also intended to be more consistent with RMG policy for EAFE and Bel20 index companies. A majority of core companies already has board independence of at least 50 percent. Moreover, as this policy already applies in the Netherlands, the broadened policy will harmonize policies within the Benelux area.


                                    o o o o o

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CORPORATE GOVERNANCE ISSUE:



NAMES OF DIRECTOR NOMINEES NOT DISCLOSED (LATIN AMERICA, TURKEY, INDONESIA)



CURRENT POLICY POSITION: For Latin American markets, Turkey, and Indonesia, RiskMetrics does not currently recommend against the election or reelection of board members, when the names of the nominees are not disclosed in advance of the meeting.



NEW POLICY POSITION: For Latin American markets, Turkey, and Indonesia - for companies that are part of each respective market's main blue chip (large cap) index - RMG will recommend a vote AGAINST the election of directors if the name of the nominee is not disclosed in a timely manner prior to the meeting.



RATIONALE FOR UPDATE: RiskMetrics clients holding securities in these countries often mistakenly believe that they are able to direct votes to individual director nominees (often times the independent nominees). However, in reality, when the names of nominees are not disclosed in advance of the meeting, and when director elections are bundled as a single voting item, foreign shareholders voting by proxy typically only have an all-or-nothing choice: vote against the director elections, or vote for, thus supporting all nominees regardless of their identity and level of independence.



In order to avoid "penalizing the market," i.e. to avoid vote recommendations against 100 percent of director elections, the policy will initially be targeted at companies that are part of each respective market's main blue chip index. Membership in a blue chip index is easy to identify consistently across all markets. Such large cap companies are also more likely to have foreign institutional shareholders. As a result, they should be held to a higher standard of disclosure.


                                    o o o o o


CORPORATE GOVERNANCE ISSUE:



NAMES OF DIRECTOR NOMINEES NOT DISCLOSED (RUSSIA)



CURRENT POLICY POSITION: Currently, for Russia, RMG recommends a vote FOR proposals to elect directors, even when the names of the nominees have not been disclosed.



NEW POLICY POSITION: For Russia, RMG will recommend a vote AGAINST proposals to elect directors, if the names of the nominees have not been disclosed in a timely manner in advance of the meeting. This policy will apply to all companies in Russia.



RATIONALE FOR UPDATE: RMG considers voting on director elections to be one of the most important decisions made by shareholders. Public disclosure of the names of board nominees has become quite prevalent in Russia in recent years, as companies tend to use the Internet as a tool to publish meeting materials, in addition to traditional channels. Usually, companies compile lists of nominees weeks or even months prior to the general meeting. Based on these considerations, there is no reason for shareholders to accept non-disclosure of nominee names at any Russian company.


                                    o o o o o


CORPORATE GOVERNANCE ISSUE:



NAMES OF DIRECTOR NOMINEES NOT DISCLOSED (TAIWAN)



CURRENT POLICY POSITION: Currently, for Taiwan, RMG recommends voting for proposals to elect directors even when the names/IDs of the nominees have not been disclosed. This appears as a bundled item (one resolution only), "Elect Directors," both in the company's agenda and in the RMG analysis.


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NEW POLICY POSITION: For Taiwan, RMG will recommend a vote AGAINST the election of directors if the names of the nominees, or director/shareholder ID numbers which can substitute for nominee names, have not been disclosed in a timely manner in advance of the meeting. This policy will apply to all companies in Taiwan.



RATIONALE FOR UPDATE: RMG considers voting on director elections to be one of the most important decisions made by shareholders. While disclosure of the names and IDs of board nominees in Taiwan is still generally below par, obtaining such information - while still difficult - is not impossible. Currently, shareholders are able to get nominee names/IDs for some of the core companies and non-core companies. Based on these considerations, there is no reason for shareholders to accept non-disclosure of nominee names at any Taiwanese company.


                                    o o o o o


CORPORATE GOVERNANCE ISSUE:



ELECTION OF CORPORATE ASSEMBLY OR COMMITTEE OF REPRESENTATIVES (DENMARK, NORWAY)



CURRENT POLICY POSITION: Currently, RMG requires that the names of all nominees be disclosed. If the names are not available at the time the RMG analysis is published, RMG will recommend a vote against the board.



NEW POLICY POSITION: In Norwegian and Danish companies where shareholders are not given a vote on elections to the supervisory board, RiskMetrics will evaluate the board in the same manner as existing policy, but signal our director independence policy to the Nominating Committee that elects the board, e.g. the Corporate Assembly (Bedriftsforsamling) or Committee of Representatives (Forstanderskap or Repraesentantskab).



Thus, if at least 50 percent of the board is not independent (as defined by RMG director classification criteria), RMG will recommend a vote against the reelection of members to the committee that elects shareholder representatives to the board. If the election of the committee is bundled, RMG will recommend a vote against the entire slate if not at least 50 percent of the board is independent. If a member of the board of directors cannot be categorized, we will assume that person is non-independent and include the nominee in calculating the level of independence. Also, RMG will similarly vote against if less than one-third of the board including labor representatives is not independent. RMG will apply this policy for those companies that are part of the MSCI EAFE index.



RATIONALE FOR UPDATE: The proposed policy is designed to require majority independent boards in Danish and Norwegian companies that are part of the MSCI EAFE index. The proposed addendum will ensure that the policy is applied to all companies in the index, not just the ones where shareholders directly elect the board at general meetings.


                                    o o o o o


CORPORATE GOVERNANCE ISSUE:



OVERBOARDING OF DIRECTORS (FRANCE)



CURRENT POLICY POSITION: Currently, RMG does not recommend a vote against directors serving on an excessive number of boards in the French market. In continental Europe, RMG already applies an overboarding policy in the German market. For Germany, RMG will recommend a vote against supervisory board nominees if they hold more than a total of five supervisory board or foreign board of directors seats and serve in an executive role (i.e., on a management board) at another company.



NEW POLICY POSITION: For the French market, RMG will recommend a vote AGAINST any nominee if:


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     o    The nominee is a non-executive corporate officer and holds more than five directorship positions in listed companies outside the group, i.e. a total of six directorships; or



     o The nominee is an executive corporate officer and holds more than three directorships in listed companies outside the group, i.e. a total of four directorships.



This new policy will apply only for the core companies.



RATIONALE FOR UPDATE: The new policy is intended to capture the practice of overboarding (director serving on too many boards) in the French market. The concept that directors should not serve on an excessive number of boards has gained more support as a legitimate governance concern, in France and in Europe at large. In fact, a common view among investors is that a director will not be an effective monitor on any board if he serves on numerous boards. Finally, the proposed policy reflects emerging best practices in France, including the recommendations of the AFG.


                                    o o o o o


CORPORATE GOVERNANCE ISSUE:



DIRECTOR TERMS (FRANCE)



CURRENT POLICY POSITION: Currently, RMG recommends a vote against the election of any director who will serve for a term exceeding four years.



NEW POLICY POSITION: RMG will generally recommend a vote against the election of any director who will serve for a term exceeding four years. However, in determining vote recommendations on the (re-) election of directors, RMG will evaluate a director's term exceeding four years (except for the CEO) on a case-by-case basis, taking into account the following factors:



     o Composition of the board and its committees (e.g. independence as defined by RMG criteria);



     o    Board functioning (attendance, evaluation);



     o Company disclosure on internal rules and/or a resignation schedule to organize staggered (re)elections of the board members in order to avoid too many reappointments coming up for simultaneous review; and



     o    The company's overall governance practices.



RATIONALE FOR UPDATE: The new policy introduces additional factors for evaluating the election of directors whose proposed term would exceed four years. The new policy is designed to ensure that a director's term exceeding four years is not the sole reason to recommend a vote against his election or re-election. Finally, the new policy provides a safe harbor for the CEO, to match a similar safe harbor in RMG's board independence policy.


                                    o o o o o


CORPORATE GOVERNANCE ISSUE:



FORMER AUDIT PARTNERS ON AUDIT COMMITTEES (HONG KONG, SINGAPORE)



CURRENT POLICY POSITION: Under current policy, for both Hong Kong and Singapore, RMG recommends against the election or re-election of a director, where he or she is non-independent due to being a former partner of the company's auditor, and is on the audit committee of the company. RMG does not currently apply a cooling off period for former audit partners.


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NEW POLICY POSITION: Where independent directors represent at least one-third of the board, RMG will recommend a vote for the election of a board-nominated candidate, unless he or she has been a partner of the company's auditor within the last three years, and is on the audit committee of the company.



And, where independent directors represent less than one-third of the board, RMG will generally recommend against the election of a nominee if he or she has been a partner of the company's auditor within the last three years, and is on the audit committee of the company.



RATIONALE FOR UPDATE: This policy revision introduces a cooling off period to the analysis of former audit form partners sitting on a company's audit committee. It facilitates flexibility when classifying directors, and recognizes that there may be a sufficient period of time between leaving an audit firm and joining a company's board. This policy was revised following comments from and consultation with institutional investors in the two markets.


                                    o o o o o


CORPORATE GOVERNANCE ISSUE:



EXECUTIVES ON NOMINATING COMMITTEE (MALAYSIA)



CURRENT POLICY POSITION: Currently, for Malaysia, RMG recommends a vote AGAINST the election of a management nominee, if the nominee is an executive director and is a member of the audit or remuneration committees.



NEW POLICY POSITION: For Malaysia, RMG will recommend a vote AGAINST the election of a management nominee, if the nominee is an executive director and is a member of the audit, remuneration, or nomination committees.



RATIONALE FOR UPDATE: The updated policy highlights the importance of having an independent nomination committee and as such, this committee should be composed of non-executive directors. The new policy is intended to align itself with the best practice code in Malaysia and similar existing international policies.


                                    o o o o o


CORPORATE GOVERNANCE ISSUE:



COMPENSATION COMMITTEE INDEPENDENCE (ISRAEL)



CURRENT POLICY POSITION: Under current policy, RMG recommends a vote against affiliated or inside directors on the Audit Committee, as Israel has strict standards on this issue. However, RMG does not otherwise apply international guidelines.



NEW POLICY POSITION: For Israeli companies that are listed on a United States exchange and thus annually file Form 20-F, RMG will recommend AGAINST the election of non-independent directors who sit on a company's compensation committee. In addition, in the event that the board lacks a compensation committee, RMG will vote AGAINST non-independent directors serving on the board.



RATIONALE FOR UPDATE: A majority (67 percent) of core companies analyzed by RMG for Israel regularly file Forms 20-F and 6-K in the United States. Therefore, disclosure is usually extensive, and covers board independence and key committee composition. Furthermore, disclosure is comprehensive regarding compensation and sufficient data exists to run RMG's US compensation model. The new policy will hold 20-F filers to the standards established in RMG's standard international policy. These standards include the establishment of an independent compensation committee.


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                                    o o o o o


CORPORATE GOVERNANCE ISSUE:



DIRECTOR ATTENDANCE (KOREA)



CURRENT POLICY POSITION: Under current policy, RMG recommends that shareholders vote AGAINST the election of any outside directors who have attended less than 75 percent of board meetings. Currently this policy applies only to core companies in Korea.



NEW POLICY POSITION: RMG will recommend a vote AGAINST the re-election of any outside directors who have attended less than 75 percent of board meetings. This policy applies to all companies in Korea.



RATIONALE FOR UPDATE: Based on improved disclosure by companies and improved practices, this updated policy will require that all outside directors attend at least 75 percent of board meetings in any given fiscal year for all Korean companies. This is also in line with best practice recommendations that directors attend all board meetings.



COMPENSATION



CORPORATE GOVERNANCE ISSUE:



EUROPEAN COMPENSATION GUIDELINES (EUROPE)



CURRENT POLICY POSITION: Currently, RMG generally recommends voting against a company's remuneration policy when:



     o The potential dilution from equity-based compensation plans exceeds RMG guidelines;



     o Restricted stock plans and matching share plans do not include sufficiently challenging performance criteria and vesting periods;



     o The remuneration report was not made available to shareholders in a timely manner;



     o Other concerns exist with respect to the disclosure or structure of the bonus or other aspects of the remuneration policy.



NEW POLICY POSITION: The assessment of compensation should strictly follow the RMG Global Principles on Executive Compensation, which are detailed below. These principles are supported by recommended guidelines published by the EU Commission.



RMG may recommend a vote against compensation-related resolutions in cases where boards have failed to demonstrate good stewardship of investors' interests regarding executive compensation practices.



(A) The RMG Global Principles on Executive Compensation underlie market-specific policies in all markets:



     1. Maintain appropriate pay-for-performance alignment with emphasis on long-term shareholder value.



     2.   Avoid arrangements that risk "pay for failure".



     3.   Maintain an independent and effective compensation committee.



     4. Provide shareholders with clear, comprehensive compensation disclosures.



     5.   Avoid inappropriate pay to non-executive directors.



In applying the Five Global Principles, RMG has formulated European Compensation Guidelines which take into account local market practices. The Guidelines provide a clear framework of compensation best practices in keeping with fast-evolving European market-specific best practice recommendations for policies and packages that are becoming more innovative and robust.


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(B) Implementation of guidelines for European markets say-on-pay proposals:



RMG will evaluate management proposals seeking ratification of a European company's compensation policy on a case-by-case basis.



In support of the new EU recommended guidelines, RMG believes that seeking annual shareholder approval for a company's compensation policy is a positive corporate governance provision.



RMG will generally recommend a vote against a company's compensation related proposal due to one or a combination of several of the following factors:



     o The proposed compensation policy/report was not made available to shareholders in a timely manner;



     o The level of disclosure of the proposed compensation policy is below what local market best practice standards dictate;



     o Concerns exist with respect to the disclosure or structure of the bonus or other aspects of the remuneration policy such as pensions, severance terms, and discretionary payments;



     o Concerns exist surrounding the company's long-term incentive plan(s), including but not limited to, dilution, vesting period, and performance conditions:



          o The potential dilution from equity-based compensation plans exceeds RMG guidelines (the dilution must not exceed 5% for mature companies or 10% for growth companies);



          o Any short or long term compensation plan do not include a maximum award limit. For example, in the Netherlands and the UK, we expect plans to include individual award limit;



          o There is not a clear link between the a company's performance and share awards;



          o Long Term Share Plans do not include sufficiently challenging performance criteria and vesting periods (a minimum three-year vesting period).



Performance standards must be quantifiable and fully disclosed, with relative performance measures being preferred. However companies may choose targets other than relative financial measures provided that those measures are relevant to their business and an explanation is provided.



          o Share Option Plans or Share Plans do not contain acceptable vesting periods (a minimum three- year vesting period) or provide insufficient disclosure of:



               o    the exercise/strike price (options);



               o    discount on grant (outside of market practice);



               o    performance criteria;



          o Related-party transactions with a current company executive regarding post-mandate exercise of share-based plans (or an auditor's report including such a transaction) if the transaction implies an adverse impact on shareholders' interests or is not in line with good market practices;



     o    Severance payments in excess of 24 months pay;



     o    Severance payments should not exceed 12 months of fixed pay (UK);



     o Severance pay should not exceed one year's fixed salary or two years if the executive is dismissed during his first term of office (NL);



     o Provision of stock option grants, or similarly structured equity-based compensation, to non-executive directors;


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     o    The policy or plan is in breach of any other supplemental market specific RMG voting policies.



The above applies as supported by local market best practice standards and practices and in markets which operate a `comply or explain' regime, if no compelling reason/justification has been provided.



RATIONALE FOR UPDATE: In May 2003, the European Commission adopted a Communication on "Modernizing Company Law and enhancing Corporate Governance in the European Union - A plan to move forward." Amongst a range of proposals discussed to strengthen shareholders' rights and modernize the board of directors, the directive provides for an initiative aimed at encouraging an appropriate regulatory regime for directors' remuneration in the member states. The proposed policy is designed to take into account this EC directive, as well as recent developments in disclosure and structuring of compensation plans.


                                    o o o o o


CORPORATE GOVERNANCE ISSUE:



SEVERANCE PAYMENTS (FRANCE)



CURRENT POLICY POSITION: RMG currently recommends a vote against a remuneration agreement, if the auditors' report contains an agreement between an executive director and the company relating to a severance payment, which represents more than twice the last year's total remuneration (fixed and variable part).



NEW POLICY POSITION: RMG will recommend a vote against a remuneration agreement, if the auditors' report contains agreements between an executive director and the company relating to a severance payment and/or non-compete agreement representing more than twice the total remuneration over the last fiscal year (fixed and variable part, and including the amount of severance payment that may be provided for under a collective bargaining agreement).



RATIONALE FOR UPDATE: The new policy is intended to take into account the amount of severance pay that may be granted pursuant to a collective bargaining agreement, as this can substantially increase the total amount of severance pay granted to a corporate officer.


                                    o o o o o


CORPORATE GOVERNANCE ISSUE:



STOCK OPTION PLANS - ADJUSTMENT FOR DIVIDENDS (NORDIC MARKETS)



CURRENT POLICY POSITION: Currently, RMG applies a relevant policy for Finland only. RMG recommends AGAINST new stock option plans if they contain a provision to adjusting the strike price for ordinary dividends, or amendments to introduce the provision in question into already existing stock option plans if regular dividends are also covered. RMG makes an exception if a company proposes to reduce the strike price by the amount of future special dividends only. RMG recommends a vote FOR proposals or plan provisions that provide for proportionate adjustments to outstanding awards as a result of a special cash dividend or any other future distribution of assets other than a normal cash dividend. Such adjustments would preserve the economic and incentive value of the outstanding awards. In addition, the standard International policy applies. This includes requirements for sufficient disclosure, reasonable dilution, sufficient vesting period, and granting options at market price.



NEW POLICY POSITION: RMG will recommend a vote AGAINST stock option plans in Denmark, Finland, Norway, and Sweden if evidence is found that they contain provisions that may result in a disconnect between shareholder value and employee/executive reward.



This includes one or a combination of the following:


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     o    Adjusting the strike price for future ordinary dividends AND including expected dividend yield above zero percent when determining the number of options awarded under the plan;



     o Having significantly higher expected dividends than actual historical dividends;



     o Favorably adjusting the terms of existing options plans without valid reason;



     o Any other provisions or performance measures that result in undue award.



This policy applies to both new plans and amendments to introduce the provisions into already existing stock option plans. RiskMetrics will make an exception if a company proposes to reduce the strike price by the amount of future special (extraordinary) dividends only.



In addition, for all option plans, RMG will generally recommend voting AGAINST if the potential increase of share capital amounts to more than five percent for mature companies or ten percent for growth companies. We also generally require that options may not be exercised below the market price of the share at the date of grant and that employee options lapse if employment is terminated.



RATIONALE FOR UPDATE: In order to align executive incentive plans with total shareholder return (share price and dividends), companies will often include expected dividend yield when assigning the number of options awarded under the plan. This is common in many markets, including the US. In Nordic markets, because ordinary dividends are annual, vary from year to year, and result in a direct adjustment of the share price, it is often common to adjust the strike price of the stock options by the dividend paid to shareholders. If a company does both, the link between TSR and executive awards is reduced, as the executive will gain disproportionately to the value created for shareholders. Other adjustments may include reducing the strike price without reason, increasing the number of options awarded, or replacing underwater options with new options.


                                   o o o o o


CORPORATE GOVERNANCE ISSUE:



EQUITY PLANS - COMPENSATION COMMITTEE INDEPENDENCE (ITALY)



CURRENT POLICY POSITION: Under current policy, RMG recommends a vote for an equity-based compensation plan, provided that the following conditions are met:



     o The shares reserved for all share plans may not exceed 5 percent of a company's issued share capital, except in the case of high-growth companies or particularly well-designed plans, in which case we allow dilution of between 5 and 10 percent: in this case, we will need to have performance conditions attached to the plans which should be acceptable regarding the RMG criteria ("challenging criteria").



     o    The options for management are granted without a discount.



NEW POLICY POSITION: RMG will recommend a vote for an equity-based compensation plan, provided that the following conditions are met:



     o The shares reserved for all share plans may not exceed 5 percent of a company's issued share capital, except in the case of high-growth companies or particularly well-designed plans, in which case we allow dilution of between 5 and 10 percent: in this case, we will need to have performance conditions attached to the plans which should be acceptable regarding the RMG criteria ("challenging criteria");



     o    The options for management are granted without a discount;



     o    An executive director is part of the remuneration committee; or



     o The company has no remuneration committee and has executive members within the board.



RMG may apply a carve-out in the case of particularly well designed plans.


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RATIONALE FOR UPDATE: The presence of the voto di lista system (slate elections)
does not allow shareholders to vote against the election of executive directors who are members of the remuneration committee. The new policy is designed to allow for a vote recommendation against the share incentive plan itself, as this is the only way shareholders can sanction the presence of an executive director on the remuneration committee.


                                    o o o o o


CORPORATE GOVERNANCE ISSUE:



DIRECTOR FEE CAP INCREASES (AUSTRALIA)



CURRENT POLICY POSITION: This type of resolution seeks shareholder approval for an increase in the maximum aggregate level of fees able to be paid to the company's non-executive directors. It is a requirement of the ASX Listing Rules for companies to obtain shareholder approval for any increase in the fee cap.



RMG takes into account the size of the proposed increase, the level of fees compared to those at peer companies, the explanation the board has given for the proposed increase, and whether the company has discontinued retirement benefits. If the company has an active retirement benefits plan for non-executive directors, RMG recommends AGAINST the increase.



NEW POLICY POSITION: When assessing requests for an increase in the director fee cap, RMG will apply a case-by-case approach, taking into account the following factors:



     o    the size of the proposed increase;



     o    the level of fees compared to those at peer companies;



     o    the explanation the board has given for the proposed increase;



     o    whether the company has discontinued retirement benefits;



     o the company's absolute and relative performance over (at least) the past three years based on measures such as (but not limited to) share price, earnings per share and return on capital employed;



     o the company's policy and practices on non-executive director remuneration, including equity ownership;



     o the number of directors presently on the board and any planned increases to the size of the board; and



     o    the level of board turnover.



If the company has an active retirement benefits plan for non-executive directors, RMG will recommend AGAINST the increase. RMG will also recommend AGAINST a fee cap increase where a company is seeking an increase after a period of poor absolute and relative performance, where the same board (or largely the same board) has overseen this period of poor performance and where the fee cap increase is not being sought for the purposes of board renewal.



RATIONALE FOR UPDATE: The new policy is intended to address concerns raised by Australian institutional investors over ongoing increases in non-executive director remuneration. The policy also responds to the ongoing trend of substantial increases in non-executive director remuneration in Australia and increased investor desire to hold poorly performing non-executive directors accountable.


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CAPITAL MEASURES AND AUDITORS



CORPORATE GOVERNANCE ISSUE:



SHARE BUYBACKS (INTERNATIONAL)



CURRENT POLICY POSITION: RMG generally recommends a vote in favor of share repurchase programs, except when:



     o    repurchases can be used for takeover defenses;



     o    there is clear evidence of past abuse;



     o    there is no safeguard against selective buybacks.



NEW POLICY POSITION: RMG will generally recommend FOR market repurchase authorities/share repurchase programs unless the authorization does not comply with one of the following parameters:



     o Maximum volume: 10 percent for market repurchase within any single authority (Carve out: 15 percent in the UK) and 10 percent of outstanding shares to be kept in treasury ("on the shelf");



     o    Duration does not exceed 18 months.



For markets that either generally do not specify the maximum duration of the authority or seek a duration beyond 18 months that is allowable under market specific legislation, RMG will assess the company's historic practice. If there is evidence that a company has sought shareholder approval for the authority to repurchase shares on an annual basis, RMG will support the proposed authority.



In Greece, the legal framework allows share repurchase authorizations to last a maximum of 24 months, although they are typically renewed on a yearly basis. Greek companies typically request shareholders to approve share repurchase schemes in line with provisions in the Company Act. Rarely does a company specify the exact duration of the authorization. Therefore, it is assumed that the duration could be up to 24 months, as foreseen in the legal framework.



Around half of Austrian companies restrict share repurchase plans to a limit of 18 months, the majority of Austrian companies either ask for a maximum of 30 months or do not disclose the duration at all.



In addition, RiskMetrics will recommend opposition of any proposal where:



     o    The repurchase can be used for takeover defenses;



     o    There is clear evidence of abuse;



     o    There is no safeguard against selective buybacks;



     o Pricing provisions and safeguards are deemed to be unreasonable in light of market practice.



RiskMetrics may support share repurchase plans in excess of 10 percent volume (15 percent for UK) under exceptional circumstances such as one-off company specific events (e.g. capital re-structuring). Such proposals will be assessed case-by-case based on its merits, which should be clearly disclosed in the annual report, provided that following conditions are met:



     o The overall balance of the proposed plan seems to be clearly in shareholders' interests;



     o The plan still respects the 10 percent maximum of shares to be kept in treasury.



RATIONALE FOR UPDATE: Share repurchase programs often involve positive financial consequences to shareholders, as they generally increase the level of earnings per share and bring greater liquidity to the share. Therefore we are generally supportive to share buybacks. However, it is necessary to review our series of safeguards, since cases of abuse of share buyback authorities have been reported these last years and since the current financial instability requests that share buybacks be well thought of.


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The amended EU second company law directive now allows EU member states to adapt their legislation and to increase the range of possibilities with regards to share repurchases. This brings us to reconsider what safeguards we want to keep. The share buyback policy paper and the client feedback have been the main inputs for this policy template.


                                    o o o o o


CORPORATE GOVERNANCE ISSUE:



SHARE ISSUANCES (UK, NETHERLANDS, FRANCE)



CURRENT POLICY POSITION: Under current policy, RMG recommends a vote FOR general issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital (33% for the UK). RMG recommends a vote for general issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital (5% for the UK). For specific issuances, RMG makes a vote recommendation on a CASE-BY-CASE basis on all requests, with or without preemptive rights.



For France, if a share issuance request without preemptive rights includes a binding provision requiring that the board of directors grant "priority rights" to shareholders for the full amount of the issuance, RMG treats this request as if it were with preemptive rights. As a result, RMG recommends a vote in favor of a capital increase without preemptive rights but with "binding priority rights" for an amount representing 100 percent of the share capital.



NEW POLICY POSITION: For all markets, RMG will recommend a vote for general issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital (33% for the UK). RMG will recommend a vote for general issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital (5% for the UK). For specific issuances, RMG will make a vote recommendation on a CASE-BY-CASE basis on all requests, with or without preemptive rights.



For the UK and the Netherlands, RMG will recommend a vote for issuance requests only if share issuance periods are limited to 18 months.



For France, RMG will recommend a vote for general issuance requests with preemptive rights, or without preemptive rights but with a binding "priority right," for a maximum of 50 percent over currently issued capital.



RATIONALE FOR UPDATE: The new policy is intended to impose a time limit for issuance requests in the UK and the Netherlands, where this is specifically supported by local best practice codes, actual market practices by companies, as well as institutional investors.



For France, the new policy is intended to lower the percentage threshold for issuances with preemptive rights, or without preemptive rights but with a binding "priority right," to reflect best practices in France, including the recommendations of the AFG.


                                    o o o o o


CORPORATE GOVERNANCE ISSUE:



AUDIT V. NON-AUDIT FEES (HONG KONG, SINGAPORE)



CURRENT POLICY POSITION: RMG currently recommends a vote for the appointment of auditors and authorizing the board to fix their remuneration, unless:



     o there are serious concerns about the accounts presented or the audit procedures used;


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     o    the auditor is being changed without explanation; or



     o non-audit related fees are substantial or are routinely in excess of standard annual audit fees.



NEW POLICY POSITION: RMG will recommend a vote for the appointment of auditors and authorizing the board to fix their remuneration, unless:



     o there are serious concerns about the accounts presented or the audit procedures used;



     o    the auditor is being changed without explanation; or



     o non-audit related fees are substantial or are routinely in excess of standard annual audit fees.



Whilst RMG will consider the nature and scope of non-audit fees when assessing their magnitude, where non-audit fees have constituted more than 50 percent of total auditor compensation during three out of the five most recent financial years, RMG will generally recommend AGAINST the re-election of the audit firm.



RATIONALE FOR UPDATE: The revised policy is intended to clarify the current stance on the awarding of non-audit fees. Specifically, the revised policy is intended further to define the terms "substantial" and "routine," as stated in the current policy, which is expected to benefit both issuers and RMG when implementing the policy. Finally, institutional shareholders have voiced support both for the timeframes and thresholds applied in the revised policy.

                                    o o o o o

--------------------------------------------------------------------------------
2009 International Corporate Governance Policy Updates                    - 20 -

                                     PART C
                               OTHER INFORMATION


Item 28.  Exhibits

          The exhibits to this Registration Statement are listed in the Exhibit Index hereto and are incorporated herein by reference.

Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant


Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

         Securian Holding Company (Delaware)

Wholly-owned subsidiaries of Securian Holding Company:

         Securian Financial Group, Inc. (Delaware)
         Capitol City Property Management, Inc.
         Robert Street Property Management, Inc.

Wholly-owned subsidiaries of Securian Financial Group, Inc.:


         Minnesota Life Insurance Company
         Securian Financial Network, Inc.
         Securian Ventures, Inc.
         Advantus Capital Management, Inc.
         Securian Financial Services, Inc.
         Securian Casualty Company
         CNL Financial Corporation (Georgia)
         Capital Financial Group, Inc. (Maryland)
         CFG Insurance Services, Inc. (Maryland)
         H. Beck, Inc. (Maryland)


Wholly-owned subsidiaries of Minnesota Life Insurance Company:


         Personal Finance Company LLC (Delaware)
         Enterprise Holding Corporation
         Allied Solutions, LLC (Indiana)
         Securian Life Insurance Company
         Marketview Properties, LLC


Wholly-owned subsidiaries of Enterprise Holding Corporation:

         Financial Ink Corporation
         Oakleaf Service Corporation
         Lafayette Litho, Inc.
         MIMLIC Funding, Inc.
         MCM Funding 1997-1, Inc.
         MCM Funding 1998-1, Inc.

Wholly-owned subsidiaries of CNL Financial Corporation:


         Cherokee National Life Insurance Company (Georgia)
         CNL/Insurance America, Inc. (Georgia)
         CNL/Resource Marketing Corporation (Georgia)



Open-end registered investment company offering shares to separate accounts of Minnesota Life Insurance Company and Securian Life Insurance Company:


         Advantus Series Fund, Inc.

Fifty percent-owned subsidiary of Enterprise Holding Corporation:

         CRI Securities, LLC


Majority-owned subsidiary of Securian Financial Group, Inc.:

         Securian Trust Company, N.A.





Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.


Item 30.  Indemnification


          The Articles of Incorporation and Bylaws of the Registrant provide that the Registrant shall indemnify such persons, for such expenses and liabilities, in such manner, under circumstances, to the full extent permitted by Section 302A.521, Minnesota Statutes, as now enacted or hereafter amended, provided that no such indemnification may be made if it would be in violation of
Section 17(h) of the Investment Company Act of 1940, as now enacted, or hereafter amended. Section 302A.521 of the Minnesota Statutes, as now enacted, provides that a corporation shall indemnify a person made or threatened to be made a party to a proceeding by reason of the former or present official capacity of the person against judgments, penalties, fines, settlements and reasonable expenses, including attorneys' fees and disbursements, incurred by the person in connection with the proceeding, if, with respect to the acts or omissions of the person complained of in the proceeding, the person has not been indemnified by another organization for the same judgments, penalties, fines, settlements and reasonable expenses incurred by the person in connection with the proceeding with respect to the same acts or omissions; acted in good faith; received no improper personal benefit and the Minnesota Statute dealing with directors' conflicts of interest, if applicable, has been satisfied; in the case of a criminal proceeding, had no reasonable cause to believe the conduct was unlawful; and reasonably believed that the conduct was in the best interests of the corporation or, in certain circumstances, reasonably believed that the conduct was not opposed to the best interests of the corporation.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and the Registrant will be governed by the final adjudication of such issue.


Item 31.  Business and Other Connections of Investment Adviser


(a)      Advantus Capital Management, Inc.

         The investment adviser of the Bond Portfolio, Money Market Portfolio, Mortgage Securities Portfolio, Index 500 Portfolio, International Bond Portfolio, Index 400 Mid-Cap Portfolio and Real Estate Securities Portfolio is Advantus Capital Management, Inc. In addition to the Fund, it manages the investment portfolios of a number of insurance companies, including Minnesota Life and its subsidiary life insurance companies, and certain associated separate accounts.


Directors and Officers              Office with                        Other Business
Of Investment Adviser               Investment Adviser                 Connections
----------------------              ------------------                 ---------------
Robert L. Senkler                   President                          President, Chairman and Chief Executive
                                                                       Officer, Minnesota Mutual Companies,
                                                                       Inc.; Chairman and Chief Executive
                                                                       Officer, Securian Financial Group,
                                                                       Inc.; President, Chairman and Chief
                                                                       Executive Officer, Minnesota Life
                                                                       Insurance Company; President, Chairman
                                                                       and Chief Executive Officer, Securian
                                                                       Holding Company; President, Chairman
                                                                       and Chief Executive Officer, Securian
                                                                       Life Insurance Company; Chairman,
                                                                       Cherokee National Life Insurance
                                                                       Company; Chairman, CNL Financial
                                                                       Corporation; Chairman, CNL/Insurance
                                                                       America, Inc.; Chairman, Securian
                                                                       Casualty Company

David M. Kuplic                     Executive Vice                     Senior Vice President,
                                    President and                      Minnesota Life Insurance
                                    Director                           Company; President and Director, MCM
                                                                       Funding 1997-1, Inc.; President and
                                                                       Director, MCM Funding 1998-1, Inc.;
                                                                       Senior Vice President, Securian
                                                                       Financial Group, Inc.; President and
                                                                       Director, MIMLIC Funding, Inc.; Senior
                                                                       Vice President, Securian Life Insurance
                                                                       Company; President, Marketview Properties, LLC


Christopher R. Sebald               Executive Vice                     Senior Vice President,
                                    President/Chief                    Minnesota Life Insurance
                                    Investment Officer                 Company; Senior Vice President, MCM
                                    and Director                       Funding 1997-1, Inc.; Senior Vice
                                                                       President, MCM Funding 1998-1, Inc.;
                                                                       Senior Vice President, Securian Financial
                                                                       Group, Inc.; Senior Vice President, Securian
                                                                       Life Insurance Company; Senior Vice President,
                                                                       Marketview Properties, LLC

Lynne M. Mills                      Senior Vice President              Vice President, Minnesota Life
                                                                       Insurance Company; Senior Vice
                                                                       President, MCM Funding 1997-1, Inc.;
                                                                       Senior Vice President, MCM Funding
                                                                       1998-1, Inc.; Second Vice President,
                                                                       Minnesota Mutual Companies, Inc.; Vice
                                                                       President, Securian Financial Group,
                                                                       Inc.; Second Vice President, Securian
                                                                       Holding Company; Vice President,

                                                                       Securian Life Insurance Company


Vicki L. Bailey                    Vice President,                     Vice President,
                                   Investment Law,                     Investment Law and Advantus
                                   Chief Compliance                    Compliance Officer, Minnesota
                                   Officer and Secretary               Life Insurance Company; Vice
                                                                       President and Secretary, MCM Funding
                                                                       1997-1, Inc.; Vice President and
                                                                       Secretary, MCM Funding 1998-1, Inc.;
                                                                       Vice President, Securian
                                                                       Financial Group, Inc.; Vice
                                                                       President, Securian Life Insurance
                                                                       Company; Director, Personal Finance
                                                                       Company LLC; Vice President and Secretary,
                                                                       Marketview Properties, LLC


Gary M. Kleist                     Financial Vice                      Second Vice President,
                                   President and                       Investment Operations,
                                   Director                            Minnesota Life Insurance Company;
                                                                       Financial Vice President, MCM Funding
                                                                       1997-1, Inc.; Financial Vice President,
                                                                       MCM Funding 1998-1, Inc.; Vice
                                                                       President and Secretary/Treasurer,
                                                                       MIMLIC Funding, Inc.; Second Vice
                                                                       President, Securian Financial Group,
                                                                       Inc.; Second Vice President, Securian
                                                                       Life Insurance Company; Financial
                                                                       Vice President, Marketview Properties, LLC

Marilyn R. Froelich                Vice President                      Vice President, MCM Funding
                                                                       1997-1 Inc.; Vice President,
                                                                       MCM Funding 1998-1, Inc.; Second Vice
                                                                       President, Minnesota Life Insurance
                                                                       Company; Second Vice President,
                                                                       Securian Financial Group, Inc.; Second
                                                                       Vice President, Securian Life Insurance
                                                                       Company; Vice President, Marketview
                                                                       Properties, LLC

Sean M. O'Connell                  Vice President                      Second Vice President,
                                                                       Minnesota Life Insurance Company; Vice
                                                                       President, MCM Funding 1997-1, Inc.;
                                                                       Vice President, MCM Funding 1998-1,
                                                                       Inc.; Second Vice President, Securian
                                                                       Financial Group, Inc.; Second Vice
                                                                       President, Securian Life Insurance
                                                                       Company; Vice President, Marketview
                                                                       Properties, LLC


Joseph R. Betlej                   Vice President                      Vice President, MCM Funding 1997-1,
                                                                       Inc.; Vice President, MCM Funding
                                                                       1998-1, Inc.; Senior Investment
                                                                       Officer, Minnesota Life Insurance
                                                                       Company

Erica A. Bergsland                 Vice President                      Vice President, MCM Funding 1997-1,
                                                                       Inc.; Vice President, MCM Funding
                                                                       1998-1, Inc.; PT Senior Investment
                                                                       Officer - Mortgage, Minnesota Life
                                                                       Insurance Company

John R. Leiviska                   Vice President                      Manager, Corporate Research - Fixed
                                                                       Income, Minnesota Life Insurance
                                                                       Company; Vice President, MCM Funding
                                                                       1997-1, Inc.; Vice President, MCM
                                                                       Funding 1998-1, Inc.

James F. Geiger                    Vice President                      Senior Investment Officer, Minnesota
                                                                       Life Insurance Company; Vice President,
                                                                       MCM Funding 1997-1, Inc.; Vice
                                                                       President, MCM Funding 1998-1, Inc.

David G. Schultz                   Vice President                      Senior Investment Officer, Minnesota
                                                                       Life Insurance Company; Vice President,
                                                                       MCM Funding 1997-1, Inc.; Vice
                                                                       President, MCM Funding 1998-1, Inc.

Theodore R. Hoxmeier               Vice President                      Senior Investment Officer, Minnesota
                                                                       Life Insurance Company; Vice President,
                                                                       MCM Funding 1997-1, Inc.; Vice
                                                                       President, MCM Funding 1998-1, Inc.

James W. Tobin                     Vice President                      Senior Investment Officer, Minnesota
                                                                       Life Insurance Company; Vice President,
                                                                       MCM Funding 1997-1, Inc.; Vice
                                                                       President, MCM Funding 1998-1, Inc.

Kathleen H. Parker                 Vice President                      Senior Investment Officer, Minnesota
                                                                       Life Insurance Company; Vice President,
                                                                       MCM Funding 1997-1, Inc.; Vice
                                                                       President, MCM Funding 1998-1, Inc.

James J. Kragenbring               Vice President                      Senior Investment Officer, Minnesota
                                                                       Life Insurance Company; Vice President,
                                                                       MCM Funding 1997-1, Inc.; Vice
                                                                       President, MCM Funding 1998-1, Inc.

Robert W. Thompson                 Vice President                      Senior Investment Officer, Minnesota
                                                                       Life Insurance Company; Vice President,
                                                                       MCM Funding 1997-1, Inc.; Vice
                                                                       President, MCM Funding 1998-1, Inc.

James W. Ziegler                   Vice President                      Senior Investment Officer, Minnesota
                                                                       Life Insurance Company, Vice President,
                                                                       MCM Funding 1997-1, Inc.; Vice
                                                                       President, MCM Funding 1998-1, Inc.

Jon R. Thompson                    Vice President                      Senior Investment Officer, Minnesota
                                                                       Life Insurance Company

Thomas B. Houghton                 Vice President                      Total Return Portfolio Manager,
                                                                       Minnesota Life Insurance Company; Vice
                                                                       President, MCM Funding 1997-1, Inc.;
                                                                       Vice President, MCM Funding 1998-1, Inc.

David W. Land                      Vice President                      Total Return Portfolio Manager,
                                                                       Minnesota Life Insurance Company; Vice
                                                                       President, MCM Funding 1997-1, Inc.;
                                                                       Vice President, MCM Funding 1998-1, Inc.

Mary E. Marston                    Vice President                      Director, Marketing and Investment
                                                                       Products, Minnesota Life Insurance
                                                                       Company; Vice President, MCM Funding
                                                                       1998-1, Inc.; Vice President, MCM
                                                                       Funding 1997-1, Inc.

Merlin L. Erickson                 Vice President                      Senior Quantitative Analyst, Minnesota
                                                                       Life Insurance Company

Rose A. Lambros                    Vice President                      Senior Investment Officer, Minnesota Life
                                                                       Insurance Company

Gregory R. Ortquist                Vice President                      Senior Investment Officer, Minnesota Life
                                                                       Insurance Company

Drew R. Smith                      Vice President                      Senior Investment Officer, Minnesota Life
                                                                       Insurance Company

Warren J. Zaccaro                  Director                            Executive Vice President, Chief
                                                                       Financial Officer and Director,
                                                                       Minnesota Life Insurance Company;
                                                                       Executive Vice President and Chief
                                                                       Financial Officer, Minnesota Mutual
                                                                       Companies, Inc.; Executive Vice
                                                                       President and Chief Financial Officer,
                                                                       Securian Financial Group, Inc.;
                                                                       Executive Vice President and Chief
                                                                       Financial Officer, Securian Holding
                                                                       Company; President and Director,
                                                                       Securian Ventures, Inc.; Director,
                                                                       Allied Solutions, LLC; Director,
                                                                       Securian Casualty Company; Director,
                                                                       Securian Financial Network, Inc.
                                                                       (a Minnesota corporation); Director,
                                                                       Securian Financial Services, Inc.;
                                                                       Executive Vice President, Chief
                                                                       Financial Officer and Director,
                                                                       Securian Life Insurance Company;
                                                                       Director, CRI Securities, LLC; Vice
                                                                       President and Director, Cherokee
                                                                       National Life Insurance Company; Vice
                                                                       President and Director, CNL Financial
                                                                       Corporation; Vice President and Director,
                                                                       CNL/Insurance America, Inc.; Vice President
                                                                       and Chair, CNL/Resource Marketing Corporation;
                                                                       Director, Capital Financial Group, Inc.;
                                                                       Director, CFG Insurance Services, Inc.;
                                                                       Director, H. Beck, Inc.

Dwayne C. Radel                    Director                            Senior Vice President, General Counsel
                                                                       and Director, Minnesota Life Insurance
                                                                       Company; Secretary and Director, Capital
                                                                       City Property Management, Inc.; President
                                                                       and Director, Enterprise Holding
                                                                       Corporation; Senior Vice President and
                                                                       General Counsel, Minnesota Mutual
                                                                       Companies, Inc.; Vice President and
                                                                       Director, Oakleaf Service Corporation;
                                                                       Secretary and Director, Robert Street
                                                                       Property Management, Inc.; Senior Vice
                                                                       President and General Counsel, Securian
                                                                       Financial Group, Inc.; Vice President and
                                                                       Director, Securian Financial Network, Inc.
                                                                       (a Minnesota corporation); Senior Vice
                                                                       President and General Counsel, Securian
                                                                       Holding Company; Director, Financial Ink
                                                                       Corporation; Director, Lafayette Litho,
                                                                       Inc.; Director, Securian Financial Services,
                                                                       Inc.; Senior Vice President, General Counsel
                                                                       and Director, Securian Life Insurance Company;
                                                                       Director, Securian Ventures, Inc.; Secretary,
                                                                       CNL/Resource Marketing Corporation; Director;
                                                                       Allied Solutions, LLC; Secretary and Director,
                                                                       Securian Casualty Company

(b)      Franklin Advisers, Inc.

The officers and directors of the Registrant's sub-adviser, Franklin Advisers, Inc. ("Franklin") also serve as officers and/or directors or trustees for (1) Franklin's corporate parent, Franklin Resources, Inc. or its subsidiaries, and/or (2) other investment companies in Franklin Templeton Investments.


DIRECTORS AND OFFICERS OF FRANKLIN ADVISERS, INC.        OFFICE WITH FRANKLIN ADVISERS, INC.
-------------------------------------------------        -----------------------------------

Edward B. Jamieson                                       Director, President and Chief
                                                         Investment Officer

Rupert H. Johnson, Jr.                                   Director

John M. Lusk                                             Director and Vice President

Christopher J. Molumphy                                  Director and Executive Vice President

Madison S. Gulley                                        Executive Vice President

Jack H. Lemein                                           Executive Vice President

Breda M. Beckufer                                        Chief Compliance Officer

Craig S. Tyle                                            Chief Legal Officer

Sheila A. Amoroso                                        Senior Vice President/Co-Director
                                                         Municipal Bond Department

Roger A. Bayston                                         Senior Vice President/Portfolio Manager

Mark S. Boyadjian                                        Senior Vice President

Rafael R. Costas                                         Senior Vice President/Co-Director
                                                         Municipal Bond Department

Frank M. Felicelli                                       Senior Vice President & Portfolio Manager

Michael J. Hasenstab                                     Senior Vice President

Conrad B. Herrmann                                       Senior Vice President

Michael P. McCarthy                                      Senior Vice President/Portfolio Manager

Edward D. Perks                                          Senior Vice President

Kent P. Shepherd                                         Senior Vice President/Portfolio Manager

Eric G. Takaha                                           Senior Vice President

Serena P. Vinton                                         Senior Vice President

Thomas F. Walsh                                          Senior Vice President/Research Analyst

Kenneth A. Lewis                                         Chief Financial Officer

Maria Gray                                               Secretary

Mark L. Constant                                         Treasurer

Stephen H. Dover                                         Senior Vice Presidnet

Item 32.  Principal Underwriters


              (a) Securian Financial Services, Inc. currently acts as a principal underwriter for the following additional investment companies:

                      Variable Fund D
                      Variable Annuity Account
                      Minnesota Life Variable Life Account
                      Minnesota Life Variable Universal Life Account
                      Securian Life Variable Universal Life Account
                      Minnesota Life Individual Variable Universal Life Account

              (b) The name and principal business address, positions and offices with Securian Financial Services, Inc., and positions and offices with Registrant of each director and officer of Securian Financial Services, Inc. is as follows:


                                                   Positions and                        Positions and
Name and Principal                                 Offices                              Offices
Business Address                                   with Underwriter                     with Registrant
----------------                                   ----------------                     ---------------
George I. Connolly                                 President, Chief                     None
Securian Financial Services, Inc.                  Executive Officer and
400 Robert Street North                            Director
St. Paul, Minnesota 55101

Warren J. Zaccaro                                  Director                             None
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101

Dwayne C. Radel                                    Director                             None
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101

Loyall E. Wilson                                   Senior Vice President,               None
Securian Financial Services, Inc.                  Chief Compliance Officer
400 Robert Street North                            and Secretary
St. Paul, Minnesota 55101

Richard A. Diehl                                   Vice President and Chief             None
Securian Financial Services, Inc.                  Investment Officer
400 Robert Street North
St. Paul, Minnesota 55101

Scott C. Thorson                                   Vice President-Operations            None
Securian Financial Services, Inc.                  and Treasurer
400 Robert Street North
St. Paul, Minnesota 55101

Suzanne M. Chochrek                                Vice President -                     None
Securian Financial Services, Inc.                  Business and Market
400 Robert Street North                            Development
St. Paul, Minnesota 55101

              (c)     Not applicable.


Item 33.  Location of Accounts and Records


               The physical possession of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder is maintained by Minnesota Life, 400 Robert Street North, St. Paul, Minnesota 55101-2098; except that the physical possession of certain accounts, books and other documents related to the custody of the Registrant's securities is maintained by: (a) Wells Fargo Bank Minnesota, 733 Marquette Avenue, Minneapolis, Minnesota 55479, as to the Money Market, Index 500, Index 400 Mid-Cap and Real Estate Securities Portfolios; and (b) The Bank of New York Mellon Corporation, One Mellon Center, Pittsburgh, Pennsylvania 15258, as to the Bond, Mortgage Securities, and the International Bond Portfolios.


Item 34.  Management Services


               Not applicable.


Item 35.  Undertakings


        (a)    Not applicable.

        (b)    Not applicable.

        (c) The Registrant hereby undertakes to furnish, upon request and without charge to each person to whom a prospectus is delivered, a copy of the Registrant's latest annual report to shareholders containing the information called for by Item 5A.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of St. Paul and the State of Minnesota on the 26th day of February, 2010.


                                            ADVANTUS SERIES FUND, INC.



                                            By /s/ Gregory S. Strong
                                               ---------------------------------
                                               Gregory S. Strong, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



/s/ Gregory S. Strong                          President                             February 26, 2010
--------------------------------------------   (principal executive officer)
Gregory S. Strong


/s/ Gary M. Kleist                             Vice President and
                                               Treasurer                             February 26, 2010
--------------------------------------------   (principal financial
Gary M. Kleist                                 and accounting officer)


  Linda L. Henderson*                         Director)
--------------------------------------------           )
  Linda L. Henderson                                   )      By /s/ Gregory S. Strong
                                                       )         ---------------------------------------
                                                       )         Gregory S. Strong
                                                       )         Attorney-in-Fact
  Dorothy J. Bridges*                          Director)
--------------------------------------------           )
  Dorothy J. Bridges                                   )      Dated:    February 26, 2010
                                                       )
                                                       )
  William C. Melton*                           Director)
--------------------------------------------           )
  William C. Melton                                    )


---------------


*Registrant's director executing power of attorney dated April 25, 2007, a copy of which is filed herewith.

                           ADVANTUS SERIES FUND, INC.
                                  EXHIBIT INDEX

Exhibit Number and Description:


 28 (a)(1)               Amended and Restated Articles of Incorporation -
                         Previously filed on April 26, 2001 as Exhibit 23(a) to
                         Registrant's Form N-1A, File Number 2-96990,
                         Post-Effective Amendment Number 23, is hereby incorporated by reference.


    (a)(2) Certificate of Designation of Class 1 and Class 2 Shares - Previously filed on April 27, 2009 as Exhibit 23(a)(2) to Registrant's Form N-1A, File Number 2-96990, Post-Effective Amendment Number 40, is hereby incorporated by reference.


 28 (b)(1)               Bylaws - Previously filed on February 28, 2006 as
                         Exhibit 23(b)(1) to Registrant's Form N-1A, File Number
                         2-96990, Post-Effective Amendment Number 31, is hereby incorporated by reference.

    (b)(2) Amendment to the Bylaws dated July 16, 1997 - Previously filed on February 13, 1998 as Exhibit 24(b)(2)(ii) to Registrant's Form N-1A, File Number 2-96990, Post-Effective Amendment Number 17, is hereby incorporated by reference.

    (b)(3) Amendment to the Bylaws dated April 21, 1999 - Previously filed on March 2, 2000 as Exhibit 23(b)(3) to Registrant's Form N-1A, File Number 2-96990, Post-Effective Amendment Number 21, is hereby incorporated by reference.

    (b)(4) Amendment to the Bylaws dated October 24, 2002 - Previously filed on February 27, 2003 as Exhibit 23(b)(4) to Registrant's Form N-1A, File Number 2-96990, Post-Effective Amendment Number 26, is hereby incorporated by reference.

    (b)(5) Amendment to the Bylaws dated January 30, 2003 - Previously filed February 27, 2003 as Exhibit 23(b)(5) to Registrant's Form N-1A, File Number 2-96990, Post-Effective Amendment Number 26, is hereby incorporated by reference.

 28 (c)                  See Exhibits filed under Items 28(a) and 28(b) above.


 28 (d)(1)               Investment Advisory Agreement between Advantus Series
                         Fund, Inc. and Advantus Capital Management, Inc. -
                         Previously filed on April 27, 2009 as Exhibit 23(d)(1) to Registrant's Form N-1A, File Number 2-96990, Post-
                         Effective Amendment Number 40, is hereby incorporated by reference.

    (d)(2) Investment Sub-Advisory Agreement between Advantus Capital Management, Inc. and Franklin Advisers, Inc. - Previously filed on April 27, 2009 as Exhibit 23(d)(2) to Registrant's Form N-1A, File Number 2-96990, Post-Effective Amendment Number 40, is hereby incorporated by reference.

 28 (e) Amended Underwriting and Distribution Agreement between Advantus Series Fund, Inc. and Securian Financial Services, Inc. - Previously filed on April 27, 2009 as
                         Exhibit 23(e) to Registrant's Form N-1A, File Number 2-96990, Post-Effective Amendment Number 40, is hereby incorporated by reference.


 28 (f)                  Not applicable.

 28 (g)(1)(A)            Custodian Agreement between Advantus Series
                         Fund, Inc. and Norwest Bank Minnesota, N.A. -
                         Previously filed on April 27, 2009 as Exhibit
                         23(g)(1)(A) to Registrant's Form N-1A, File Number 2-
                         96990, Post-Effective Amendment Number 40, is hereby incorporated by reference.


    (g)(1)(B) Schedule A, as amended, to the Custodian Agreement between Advantus Series Fund, Inc. and Norwest Bank Minnesota, N.A. - Previously filed April 26, 2001 as
                         Exhibit 23(g)(1)(B) to Registrant's Form N-1A, File Number 2-96990, Post-Effective Amendment Number 23, is hereby incorporated by reference.


    (g)(1)(C) Foreign Custody Manager Agreement between Advantus Series Fund, Inc. and Wells Fargo Bank, N.A. - Previously filed on April 27, 2009 as Exhibit 23(g)(1)(C) to Registrant's Form N-1A, File Number 2-96990, Post-Effective Amendment Number 40, is hereby incorporated by reference.

    (g)(2)               Custodian Agreement between Advantus Series
                         Fund, Inc. and Mellon Bank, N.A. - Previously filed on April 27, 2009 as Exhibit 23(g)(2) to Registrant's Form N-1A, File Number 2-96990, Post-Effective Amendment Number 40, is hereby incorporated by reference.

 28 (h)(1)               Shareholder Information Rule 22c-2 Agreement between
                         Advantus Series Fund, Inc. and Minnesota Life Insurance
                         Company - Previously filed on April 27, 2009 as Exhibit
                         23(h)(1) to Registrant's Form N-1A, File Number
                         2-96990, Post-Effective Amendment Number 40, is hereby incorporated by reference.

    (h)(2) Administrative Service Agreement between Advantus Series Fund, Inc. and Minnesota Life Insurance Company.

    (h)(3) Participation Agreement among Advantus Series Fund, Inc., Advantus Capital Management, Inc. and Minnesota Life Insurance Company - Previously filed on April 27, 2009 as Exhibit 23(h)(3) to Registrant's Form N-1A, File Number 2-96990, Post-Effective Amendment Number 40, is hereby incorporated by reference.

    (h)(4) Investment Accounting Agreement between Advantus Series Fund, Inc. and State Street Bank and Trust Company - Previously filed on April 27, 2009 as Exhibit 23(h)(4) to Registrant's Form N-1A, File Number 2-96990, Post-Effective Amendment Number 40, is hereby incorporated by reference.

    (h)(5) Administration Agreement between Advantus Series Fund, Inc. and State Street Bank and Trust Company - Previously filed on April 27, 2009 as Exhibit 23(h)(5) to Registrant's Form N-1A, File Number 2-96990, Post-Effective Amendment Number 40, is hereby incorporated by reference.

    (h)(6) Participation Agreement among Advantus Series Fund, Inc., Advantus Capital Management, Inc. and Securian Life Insurance Company - Previously filed on April 27, 2009 as Exhibit 23(h)(6) to Registrant's Form N-1A, File Number 2-96990, Post-Effective Amendment Number 40, is hereby incorporated by reference.

    (h)(7) Shareholder Information Rule 22c-2 Agreement between Advantus Series Fund, Inc. and Securian Life Insurance Company - Previously filed on April 27, 2009 as Exhibit 23(h)(7) to Registrant's Form N-1A, File Number 2-96990, Post-Effective Amendment Number 40, is hereby incorporated by reference.

    (h)(8) Amended and Restated Net Investment Income Maintenance Agreement between Advantus Capital Management, Inc., Securian Financial Services, Inc. and Advantus Series Fund, Inc.

 28 (i)                  Opinion and Consent of Dorsey & Whitney LLP.

 28 (j) Consent of KPMG LLP, to be provided by subsequent amendment.


 28 (k)                  Not applicable.

 28 (l) Letter of Investment Intent - Previously filed on February 13, 1998 as Exhibit 24(b)(13) to Registrant's Form N-1A, File Number 2-96990, Post-Effective Amendment Number 17, is hereby incorporated by reference.

 28 (m)(1)               Restated Rule 12b-1 Distribution Plan - Previously
                         filed on February 29, 2008 as Exhibit 23(m)(1) to
                         Registrant's Form N-1A, File Number 2-96990,
                         Post-Effective Amendment Number 36, is hereby incorporated by reference.


    (m)(2) Fund Shareholder Service Agreement between Minnesota Life Insurance Company and Securian Financial Services, Inc. - Previously filed on April 27, 2009 as Exhibit 23(m)(2) to Registrant's Form N-1A, File Number 2-96990, Post-Effective Amendment Number 40, is hereby incorporated by reference.

    (m)(3) Fund Shareholder Services Agreement between Securian Life Insurance Company and Securian Financial Services, Inc. - Previously filed on April 27, 2009 as Exhibit 23(m)(3) to Registrant's Form N-1A, File Number 2-96990, Post-Effective Amendment Number 40, is hereby incorporated by reference.


 28 (n) Advantus Series Fund, Inc. Multiple Class Plan Pursuant to Rule 18f-3 - Previously filed on September 7, 2007 as Exhibit 23(n) to Registrant's Form N-1A, File
                         Number 2-96990, Post-Effective Amendment Number 35, is hereby incorporated by reference.


 28 (o)                  Reserved.

 28 (p)(1)               Code of Ethics for Registrant, Advantus Capital
                         Management, Inc. and Affiliates - Previously filed on
                         February 27, 2009 as Exhibit 23(p)(1) to Registrant's
                         Form N-1A, File Number 2-96990, Post-Effective
                         Amendment Number 39, is hereby incorporated by reference.


    (p)(2)               Code of Ethics for Franklin Templeton Investments.


 28 (q) Power of Attorney to sign Registration Statement executed by Directors of Registrant.